United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Asia Equity Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Asia Equity Fund

Matthew Culley co-portfolio manager	Daniel Graña co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Asia Equity Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
MakeMyTrip Ltd	2.17%	1.15%	AIA Group Ltd	5.12%	-1.05%
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd	1.36%	0.79%	One 97 Communications Ltd	1.24%	-0.96%
Kalyan Jewellers India Ltd	0.92%	0.74%	New Horizon Health Ltd	2.34%	-0.81%
Samsung Electronics Co Ltd	9.38%	0.66%	BYD Co Ltd	2.73%	-0.66%
Vietnam Technological & Commercial Joint Stock Bank	2.14%	0.62%	HDFC Bank Ltd	4.52%	-0.58%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country Asia ex-Japan Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	2.37%	11.00%	14.05%
	Information Technology	1.05%	24.67%	25.20%
	Communication Services	0.70%	10.95%	9.41%
	Real Estate	0.55%	0.00%	2.98%
	Industrials	0.08%	7.79%	7.45%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country Asia ex-Japan Index
		Contribution	Average Weight	Average Weight
	Financials	-2.39%	26.00%	20.84%
	Health Care	-0.99%	10.94%	3.84%
	Other**	-0.44%	3.42%	0.00%
	Utilities	-0.43%	0.37%	2.62%
	Consumer Staples	-0.41%	3.71%	4.77%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Asia Equity Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Samsung Electronics Co Ltd
Technology Hardware, Storage & Peripherals	10.1%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	9.2%
HDFC Bank Ltd
Banks	4.4%
AIA Group Ltd
Insurance	4.3%
Bharti Airtel Ltd
Wireless Telecommunication Services	3.5%
31.5%

Asset Allocation - (% of Net Assets)
Common Stocks	94.0%
Investment Companies	3.8%
Preferred Stocks	1.3%
Other	0.9%
100.0%

Emerging markets comprised 86.3% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Asia Equity Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	7.31%	-0.51%	-0.97%	3.16%	2.36%	4.19%	1.19%
Class A Shares at MOP	1.13%	-6.20%	-2.12%	2.54%	1.88%
Class C Shares at NAV	6.98%	-1.14%	-1.63%	2.44%	1.65%	5.91%	1.90%
Class C Shares at CDSC	5.98%	-2.13%	-1.63%	2.44%	1.65%
Class D Shares	7.41%	-0.20%	-0.77%	3.36%	2.54%	2.04%	0.93%
Class I Shares	7.59%	-0.47%	-0.74%	3.43%	2.64%	2.53%	0.86%
Class N Shares	7.56%	-0.05%	-0.60%	3.24%	2.34%	1.80%	0.77%
Class S Shares	7.49%	-0.10%	-0.72%	3.28%	2.44%	2.96%	1.26%
Class T Shares	7.50%	-0.21%	-0.84%	3.31%	2.50%	2.50%	1.02%
MSCI All Country Asia ex-Japan Index	8.96%	3.99%	1.94%	4.18%	3.38%
Morningstar Quartile - Class I Shares	-	3rd	4th	3rd	3rd
Morningstar Ranking - based on total returns for Pacific/Asia ex-Japan Stock Funds	-	28/51	41/47	23/38	27/36

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Asia Equity Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on January 26, 2018. Performance shown for periods prior to January 26, 2018, reflects the historical performance of the Fund's Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to January 26, 2018, the performance shown may have been different. The performance shown for periods following the Fund's commencement of Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – July 29, 2011

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Asia Equity Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,073.10	$5.86	$1,000.00	$1,019.35	$5.70	1.13%
Class C Shares	$1,000.00	$1,069.80	$9.57	$1,000.00	$1,015.75	$9.32	1.85%
Class D Shares	$1,000.00	$1,074.10	$4.61	$1,000.00	$1,020.55	$4.50	0.89%
Class I Shares	$1,000.00	$1,075.90	$4.10	$1,000.00	$1,021.05	$3.99	0.79%
Class N Shares	$1,000.00	$1,075.60	$3.74	$1,000.00	$1,021.40	$3.64	0.72%
Class S Shares	$1,000.00	$1,074.90	$4.62	$1,000.00	$1,020.55	$4.50	0.89%
Class T Shares	$1,000.00	$1,075.00	$4.93	$1,000.00	$1,020.25	$4.80	0.95%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 94.0%
Automobiles – 5.2%
BYD Co Ltd	24,500	$631,071
Eicher Motors Ltd	11,398	549,321
		1,180,392
Banks – 16.9%
Bank Negara Indonesia Persero Tbk PT	1,287,300	479,184
BDO Unibank Inc	157,700	433,558
Hana Financial Group Inc	8,758	383,215
HDFC Bank Ltd	58,760	1,020,158
ICICI Bank Ltd	49,907	654,256
KB Financial Group Inc	8,084	422,186
Vietnam Technological & Commercial Joint Stock Bank*	253,000	489,875
		3,882,432
Beverages – 1.4%
ZJLD Group Inc (144A)*	236,400	329,227
Biotechnology – 3.3%
Legend Biotech Corp (ADR)*	4,588	257,341
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd*	9,400	186,158
Zai Lab Ltd*	187,500	309,038
		752,537
Capital Markets – 2.0%
CITIC Securities Co Ltd	109,500	180,478
Hong Kong Exchanges & Clearing Ltd	9,500	276,502
		456,980
Communications Equipment – 1.1%
Accton Technology Corp	18,000	257,922
Containers & Packaging – 1.6%
EPL Ltd	166,885	358,794
Electrical Equipment – 2.8%
Contemporary Amperex Technology Co Ltd - Class A	16,539	429,941
KEI Industries Ltd	4,922	204,192
		634,133
Electronic Equipment, Instruments & Components – 2.3%
E Ink Holdings Inc	30,000	212,826
Sinbon Electronics Co Ltd	37,000	323,770
		536,596
Entertainment – 1.7%
Sea Ltd (ADR)*	7,049	378,602
Food & Staples Retailing – 1.4%
BGF retail Co Ltd	3,643	316,641
Health Care Equipment & Supplies – 2.5%
Angelalign Technology Inc (144A)	31,000	297,852
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	7,243	279,158
		577,010
Health Care Providers & Services – 1.6%
New Horizon Health Ltd (144A)*	208,000	375,780
Hotels, Restaurants & Leisure – 4.5%
H World Group Ltd	163,100	631,419
MakeMyTrip Ltd*	5,677	403,351
		1,034,770
Insurance – 6.4%
AIA Group Ltd	145,600	977,587
HDFC Life Insurance Co Ltd (144A)	65,218	495,288
		1,472,875
Interactive Media & Services – 3.2%
Tencent Holdings Ltd	18,700	725,856
Life Sciences Tools & Services – 1.3%
Syngene International Ltd (144A)	35,327	297,599

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Machinery – 1.3%
Shenzhen Inovance Technology Co Ltd - Class A	36,969	$306,616
Pharmaceuticals – 1.4%
Structure Therapeutics Inc (ADR)*	6,490	278,161
Zhaoke Ophthalmology Ltd (144A)*	184,500	37,246
		315,407
Road & Rail – 2.6%
Full Truck Alliance Co (ADR)*	81,688	593,872
Semiconductor & Semiconductor Equipment – 13.7%
ASM Pacific Technology Ltd	22,500	282,878
SK Hynix Inc	4,717	624,448
StarPower Semiconductor Ltd - Class A	6,388	127,514
Taiwan Semiconductor Manufacturing Co Ltd	88,000	2,114,882
		3,149,722
Technology Hardware, Storage & Peripherals – 10.1%
Samsung Electronics Co Ltd	38,662	2,320,697
Textiles, Apparel & Luxury Goods – 0.9%
Kalyan Jewellers India Ltd	41,271	211,706
Transportation Infrastructure – 1.3%
International Container Terminal Services Inc	52,370	297,302
Wireless Telecommunication Services – 3.5%
Bharti Airtel Ltd	54,154	797,789
Total Common Stocks (cost $18,730,370)		21,561,257
Preferred Stocks– 1.3%
Automobiles – 1.3%
Hyundai Motor Co((cost $305,524)	2,587	303,286
Investment Companies– 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $860,798)	860,625	860,798
Total Investments (total cost $19,896,692) – 99.1%		22,725,341
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		215,775
Net Assets – 100%		$22,941,116

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$5,441,226	23.9%
India	4,992,454	22.0
South Korea	4,370,473	19.2
Taiwan	3,288,002	14.5
Hong Kong	1,536,967	6.8
United States	1,396,300	6.1
Philippines	730,860	3.2
Vietnam	489,875	2.2
Indonesia	479,184	2.1

Total	$22,725,341	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$22,953	$-	$(21)	$860,798

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	213,253	5,679,888	(5,032,322)	860,798

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country Asia ex-Japan IndexSM	MSCI All Country Asia ex-Japan IndexSM reflects the equity market performance of Asia, excluding Japan.

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $1,832,992, which represents 8.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$3,448,874	$433,558	$-
Health Care Providers & Services	-	375,780	-
Transportation Infrastructure	-	297,302	-
All Other	17,005,743	-	-
Preferred Stocks	303,286	-	-
Investment Companies	-	860,798	-
Total Assets	$20,757,903	$1,967,438	$-

Janus Investment Fund	9

Janus Henderson Asia Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $19,035,894)	$21,864,543
Affiliated investments, at value (cost $860,798)	860,798
Cash denominated in foreign currency (cost $7,064)	7,064
Trustees' deferred compensation	636
Receivables:
Fund shares sold	1,193,395
Investments sold	664,843
Dividends	55,187
Due from adviser	23,314
Dividends from affiliates	5,089
Foreign tax reclaims	4,739
Other assets	8,706
Total Assets	24,688,314
Liabilities:
Due to custodian	69,121
Payables:	—
Fund shares repurchased	1,223,131
Investments purchased	279,667
Foreign tax liability	78,368
Professional fees	34,819
Advisory fees	13,950
Custodian fees	11,278
Transfer agent fees and expenses	2,323
Trustees' deferred compensation fees	636
12b-1 Distribution and shareholder servicing fees	156
Trustees' fees and expenses	127
Affiliated fund administration fees payable	49
Accrued expenses and other payables	33,573
Total Liabilities	1,747,198
Commitments and contingent liabilities (Note 3)
Net Assets	$22,941,116

See Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,984,678
Total distributable earnings (loss) (includes $78,368 of foreign capital gains tax)	(5,043,562)
Total Net Assets	$22,941,116
Net Assets - Class A Shares	$57,930
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,892
Net Asset Value Per Share(1)	$9.83
Maximum Offering Price Per Share(2)	$10.43
Net Assets - Class C Shares	$55,766
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,869
Net Asset Value Per Share(1)	$9.50
Net Assets - Class D Shares	$7,727,876
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	772,563
Net Asset Value Per Share	$10.00
Net Assets - Class I Shares	$73,824
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,459
Net Asset Value Per Share	$9.90
Net Assets - Class N Shares	$14,199,950
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,416,070
Net Asset Value Per Share	$10.03
Net Assets - Class S Shares	$456,543
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,134
Net Asset Value Per Share	$9.90
Net Assets - Class T Shares	$369,227
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	37,407
Net Asset Value Per Share	$9.87

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Asia Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$211,209
Dividends from affiliates	22,953
Other income	54
Foreign tax withheld	(18,075)
Total Investment Income	216,141
Expenses:
Advisory fees	79,918
12b-1 Distribution and shareholder servicing fees:
Class A Shares	95
Class C Shares	291
Class S Shares	92
Transfer agent administrative fees and expenses:
Class D Shares	4,454
Class S Shares	542
Class T Shares	495
Transfer agent networking and omnibus fees:
Class A Shares	56
Class C Shares	52
Class I Shares	16
Other transfer agent fees and expenses:
Class A Shares	8
Class C Shares	6
Class D Shares	2,194
Class I Shares	20
Class N Shares	543
Class S Shares	12
Class T Shares	19
Registration fees	54,858
Non-affiliated fund administration fees	31,602
Professional fees	31,516
Custodian fees	18,617
Accounting systems fee	15,052
Shareholder reports expense	4,720
Affiliated fund administration fees	287
Trustees’ fees and expenses	197
Other expenses	9,390
Total Expenses	255,052
Less: Excess Expense Reimbursement and Waivers	(163,670)
Net Expenses	91,382
Net Investment Income/(Loss)	124,759

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $35,881)	$45,390
Total Net Realized Gain/(Loss) on Investments	45,390
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation (net of decrease in deferred foreign taxes of $6,278)	1,505,056
Investments in affiliates	(21)
Total Change in Unrealized Net Appreciation/Depreciation	1,505,035
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,675,184

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Asia Equity Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$124,759	$194,474
Net realized gain/(loss) on investments	45,390	(4,149,503)
Change in unrealized net appreciation/depreciation	1,505,035	5,855,667
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,675,184	1,900,638
Dividends and Distributions to Shareholders:
Class I Shares	(771)	—
Class N Shares	(7,192)	—
Class T Shares	(383)	—
Net Decrease from Dividends and Distributions to Shareholders	(8,346)	—
Capital Share Transactions:
Class A Shares	(38,134)	(56,824)
Class C Shares	(30,374)	(43,707)
Class D Shares	(825,275)	(878,687)
Class I Shares	(35,448)	(405,853)
Class N Shares	(1,281,770)	(4,037,821)
Class S Shares	—	(7,491)
Class T Shares	(97,387)	(315,914)
Net Increase/(Decrease) from Capital Share Transactions	(2,308,388)	(5,746,297)
Net Increase/(Decrease) in Net Assets	(641,550)	(3,845,659)
Net Assets:
Beginning of period	23,582,666	27,428,325
End of period	$22,941,116	$23,582,666

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.16	$8.51	$12.64	$12.00	$10.39	$11.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.04	0.05	0.01	0.01	0.10
Net realized and unrealized gain/(loss)	0.61	0.61	(3.96)	0.63	1.67	(0.27)
Total from Investment Operations	0.67	0.65	(3.91)	0.64	1.68	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.22)	—	(0.07)	(0.02)
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	—	—	(0.22)	—	(0.07)	(0.86)
Net Asset Value, End of Period	$9.83	$9.16	$8.51	$12.64	$12.00	$10.39
Total Return*	7.31%	7.64%	(31.45)%	5.33%	16.20%	(0.69)%
Net Assets, End of Period (in thousands)	$58	$91	$136	$557	$951	$822
Average Net Assets for the Period (in thousands)	$77	$152	$425	$1,130	$901	$822
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.30%	4.19%	2.60%	2.10%	2.44%	2.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.20%	1.29%	1.43%	1.43%	1.49%
Ratio of Net Investment Income/(Loss)	1.16%	0.38%	0.48%	0.04%	0.14%	0.95%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Asia Equity Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.88	$8.30	$12.32	$11.79	$10.23	$11.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	(0.03)	(0.02)	(0.09)	(0.07)	(0.03)
Net realized and unrealized gain/(loss)	0.61	0.61	(3.87)	0.62	1.63	(0.20)
Total from Investment Operations	0.62	0.58	(3.89)	0.53	1.56	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.13)	—	—	—
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	—	—	(0.13)	—	—	(0.84)
Net Asset Value, End of Period	$9.50	$8.88	$8.30	$12.32	$11.79	$10.23
Total Return*	6.98%	6.99%	(31.89)%	4.50%	15.25%	(1.28)%
Net Assets, End of Period (in thousands)	$56	$82	$115	$489	$506	$535
Average Net Assets for the Period (in thousands)	$62	$100	$373	$552	$482	$746
Ratios to Average Net Assets**:
Ratio of Gross Expenses	7.99%	5.90%	3.42%	3.13%	3.50%	3.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.85%	1.92%	1.99%	2.17%	2.20%	2.07%
Ratio of Net Investment Income/(Loss)	0.26%	(0.36)%	(0.19)%	(0.68)%	(0.66)%	(0.28)%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.31	$8.63	$12.83	$12.17	$10.53	$11.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.06	0.08	0.04	0.03	0.09
Net realized and unrealized gain/(loss)	0.64	0.62	(4.01)	0.63	1.70	(0.23)
Total from Investment Operations	0.69	0.68	(3.93)	0.67	1.73	(0.14)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.27)	(0.01)	(0.09)	(0.03)
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	—	—	(0.27)	(0.01)	(0.09)	(0.87)
Net Asset Value, End of Period	$10.00	$9.31	$8.63	$12.83	$12.17	$10.53
Total Return*	7.41%	7.88%	(31.25)%	5.48%	16.45%	(0.44)%
Net Assets, End of Period (in thousands)	$7,728	$7,997	$8,320	$14,083	$10,793	$11,198
Average Net Assets for the Period (in thousands)	$7,829	$9,640	$11,105	$17,722	$10,678	$11,599
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.29%	2.03%	1.74%	1.69%	2.03%	2.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.93%	1.08%	1.25%	1.26%	1.33%
Ratio of Net Investment Income/(Loss)	1.01%	0.62%	0.74%	0.31%	0.27%	0.88%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Asia Equity Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.27	$8.62	$12.86	$12.19	$10.54	$11.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.02	0.03	0.06	—(2)	0.13
Net realized and unrealized gain/(loss)	0.55	0.63	(3.97)	0.63	1.74	(0.17)
Total from Investment Operations	0.70	0.65	(3.94)	0.69	1.74	(0.04)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.30)	(0.02)	(0.09)	(0.03)
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	(0.07)	—	(0.30)	(0.02)	(0.09)	(0.87)
Net Asset Value, End of Period	$9.90	$9.27	$8.62	$12.86	$12.19	$10.54
Total Return*	7.59%	7.54%	(31.29)%	5.62%	16.62%	0.45%
Net Assets, End of Period (in thousands)	$74	$104	$297	$696	$692	$1,406
Average Net Assets for the Period (in thousands)	$95	$397	$758	$1,834	$1,061	$1,208
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.24%	2.52%	2.02%	1.69%	2.07%	2.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.88%	1.05%	1.14%	1.15%	1.21%
Ratio of Net Investment Income/(Loss)	3.06%	0.16%	0.24%	0.45%	0.02%	1.28%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.33	$8.63	$12.83	$12.17	$10.52	$11.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.08	0.12	0.07	0.06	0.11
Net realized and unrealized gain/(loss)	0.65	0.62	(4.04)	0.61	1.69	(0.26)
Total from Investment Operations	0.70	0.70	(3.92)	0.68	1.75	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	—(2)	—	(0.28)	(0.02)	(0.10)	(0.05)
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	—	—	(0.28)	(0.02)	(0.10)	(0.89)
Net Asset Value, End of Period	$10.03	$9.33	$8.63	$12.83	$12.17	$10.52
Total Return*	7.56%	8.11%	(31.17)%	5.59%	16.69%	(0.51)%
Net Assets, End of Period (in thousands)	$14,200	$14,445	$17,457	$17,938	$12,809	$8,886
Average Net Assets for the Period (in thousands)	$14,246	$15,927	$20,799	$17,351	$11,337	$7,989
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.04%	1.79%	1.54%	1.53%	1.80%	2.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.78%	0.91%	1.11%	1.10%	1.17%
Ratio of Net Investment Income/(Loss)	1.10%	0.79%	1.06%	0.49%	0.51%	1.08%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Asia Equity Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.21	$8.53	$12.67	$12.00	$10.41	$11.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.07	0.11	0.04	0.01	0.09
Net realized and unrealized gain/(loss)	0.65	0.61	(3.98)	0.63	1.66	(0.25)
Total from Investment Operations	0.69	0.68	(3.87)	0.67	1.67	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.27)	—	(0.08)	(0.04)
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	—	—	(0.27)	—	(0.08)	(0.88)
Net Asset Value, End of Period	$9.90	$9.21	$8.53	$12.67	$12.00	$10.41
Total Return*	7.49%	7.97%	(31.12)%	5.58%	16.13%	(0.55)%
Net Assets, End of Period (in thousands)	$457	$425	$400	$581	$566	$481
Average Net Assets for the Period (in thousands)	$436	$440	$515	$653	$502	$467
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.99%	2.70%	2.22%	2.18%	2.85%	2.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.90%	0.85%	1.20%	1.47%	1.34%
Ratio of Net Investment Income/(Loss)	0.88%	0.70%	1.01%	0.32%	0.11%	0.91%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.19	$8.52	$12.67	$12.03	$10.41	$11.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.05	0.06	0.04	0.03	0.10
Net realized and unrealized gain/(loss)	0.63	0.62	(3.96)	0.60	1.67	(0.21)
Total from Investment Operations	0.69	0.67	(3.90)	0.64	1.70	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	(0.25)	—	(0.08)	(0.01)
Distributions (from capital gains)	—	—	—	—	—	(0.84)
Total Dividends and Distributions	(0.01)	—	(0.25)	—	(0.08)	(0.85)
Net Asset Value, End of Period	$9.87	$9.19	$8.52	$12.67	$12.03	$10.41
Total Return*	7.50%	7.86%	(31.35)%	5.32%	16.37%	(0.14)%
Net Assets, End of Period (in thousands)	$369	$439	$704	$1,598	$1,641	$1,310
Average Net Assets for the Period (in thousands)	$398	$740	$1,247	$2,205	$1,340	$1,210
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.03%	2.50%	2.01%	1.92%	2.27%	2.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	1.01%	1.16%	1.36%	1.35%	1.40%
Ratio of Net Investment Income/(Loss)	1.35%	0.54%	0.50%	0.29%	0.26%	0.98%
Portfolio Turnover Rate	18%	106%	117%	60%	53%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Asia Equity Fund  (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

22	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	23

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

Janus Investment Fund	25

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.92%, and the Fund’s benchmark index used in the calculation is the MSCI All Country Asia ex-Japan IndexSM.

26	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.70%.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.94% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Investment Fund	27

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $22.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

28	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	81	50
Class S Shares	99	2
Class T Shares	-	-

Janus Investment Fund	29

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(5,740,273)	$(1,037,349)	$ (6,777,622)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$20,785,437	$ 3,958,559	$ (2,018,655)	$ 1,939,904

30	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	305	$ 2,876	3,288	$ 32,165
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(4,378)	(41,010)	(9,287)	(88,989)
Net Increase/(Decrease)	(4,073)	$ (38,134)	(5,999)	$ (56,824)
Class C Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(3,355)	(30,374)	(4,614)	(43,707)
Net Increase/(Decrease)	(3,355)	$ (30,374)	(4,614)	$ (43,707)
Class D Shares:
Shares sold	54,749	$ 523,251	390,168	$ 3,922,439
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(141,548)	(1,348,526)	(495,149)	(4,801,126)
Net Increase/(Decrease)	(86,799)	$ (825,275)	(104,981)	$ (878,687)
Class I Shares:
Shares sold	84	$ 816	1,262,843	$12,513,051
Reinvested dividends and distributions	44	413	-	-
Shares repurchased	(3,866)	(36,677)	(1,286,112)	(12,918,904)
Net Increase/(Decrease)	(3,738)	$ (35,448)	(23,269)	$ (405,853)
Class N Shares:
Shares sold	38,548	$ 368,668	211,228	$ 1,933,651
Reinvested dividends and distributions	759	7,192	-	-
Shares repurchased	(172,204)	(1,657,630)	(684,404)	(5,971,472)
Net Increase/(Decrease)	(132,897)	$(1,281,770)	(473,176)	$(4,037,821)
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	(792)	(7,491)
Net Increase/(Decrease)	-	$ -	(792)	$ (7,491)
Class T Shares:
Shares sold	4,532	$ 42,115	137,749	$ 1,311,079
Reinvested dividends and distributions	41	383	-	-
Shares repurchased	(14,916)	(139,885)	(172,531)	(1,626,993)
Net Increase/(Decrease)	(10,343)	$ (97,387)	(34,782)	$ (315,914)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 3,952,000	$ 7,320,842	$ -	$ -

Janus Investment Fund	31

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

32	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	41

Janus Henderson Asia Equity Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

42	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	43

Janus Henderson Asia Equity Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

44	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	45

Janus Henderson Asia Equity Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

46	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Asia Equity Fund

Notes

NotesPage1

48	MARCH 31, 2024

Janus Henderson Asia Equity Fund

Notes

NotesPage2

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93036 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Balanced Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Balanced Fund

Jeremiah Buckley co-portfolio manager	Michael Keough co-portfolio manager	Greg Wilensky co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Balanced Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Equity Sleeve Holdings			5 Top Detractors - Equity Sleeve Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
NVIDIA Corp	4.64%	0.73%	UnitedHealth Group Inc	3.22%	-0.51%
Lam Research Corp	2.21%	0.57%	NIKE Inc - Class B	1.74%	-0.36%
American Express Co	2.09%	0.50%	Comcast Corp - Class A	1.38%	-0.28%
Progressive Corp/The	2.13%	0.44%	Adobe Inc	1.03%	-0.25%
Apple Inc	5.49%	0.31%	Amazon.com Inc	2.43%	-0.23%

	5 Top Contributors - Equity Sleeve Sectors*
		Relative	Equity Sleeve	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Information Technology	0.51%	30.83%	29.09%
	Consumer Discretionary	0.36%	13.62%	10.60%
	Financials	0.32%	14.11%	12.88%
	Consumer Staples	0.24%	6.28%	6.20%
	Utilities	0.24%	0.00%	2.30%

	5 Top Detractors - Equity Sleeve Sectors*
		Relative	Equity Sleeve	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Industrials	-1.00%	7.37%	8.53%
	Materials	-0.03%	0.83%	2.36%
	Energy	-0.01%	3.02%	4.04%
	Communication Services	0.03%	9.53%	8.83%
	Real Estate	0.13%	0.00%	2.38%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Balanced Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	6.3%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	4.1%
Apple Inc
Technology Hardware, Storage & Peripherals	2.9%
Alphabet Inc - Class C
Interactive Media & Services	2.7%
Mastercard Inc - Class A
Diversified Financial Services	2.4%
18.4%

Asset Allocation - (% of Net Assets)
Common Stocks	63.1%
Corporate Bonds	12.7%
Mortgage-Backed Securities	10.9%
Asset-Backed/Commercial Mortgage-Backed Securities	9.0%
United States Treasury Notes/Bonds	3.2%
Investment Companies	2.8%
Other	(1.7)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Balanced Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	17.07%	17.15%	9.06%	8.33%	9.52%	0.89%
Class A Shares at MOP	10.33%	10.41%	7.77%	7.69%	9.31%
Class C Shares at NAV	16.65%	16.32%	8.28%	7.58%	8.82%	1.63%
Class C Shares at CDSC	15.65%	15.32%	8.28%	7.58%	8.82%
Class D Shares	17.17%	17.39%	9.26%	8.55%	9.63%	0.70%
Class I Shares	17.18%	17.40%	9.31%	8.62%	9.66%	0.66%
Class N Shares	17.23%	17.53%	9.40%	8.70%	9.68%	0.57%
Class R Shares	16.84%	16.67%	8.59%	7.90%	9.12%	1.32%
Class S Shares	16.97%	16.97%	8.87%	8.16%	9.36%	1.07%
Class T Shares	17.11%	17.26%	9.15%	8.44%	9.58%	0.82%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	10.50%
Bloomberg U.S. Aggregate Bond Index	5.99%	1.70%	0.36%	1.54%	4.51%
Balanced Index	15.38%	16.54%	8.56%	7.95%	8.07%
Morningstar Quartile - Class T Shares	-	2nd	1st	1st	1st
Morningstar Ranking - based on total returns for Allocation - 50% to 70% Equity Funds	-	189/740	104/685	50/600	15/181

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Balanced Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – September 1, 1992

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Balanced Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,170.70	$4.78	$1,000.00	$1,020.60	$4.45	0.88%
Class C Shares	$1,000.00	$1,166.50	$8.77	$1,000.00	$1,016.90	$8.17	1.62%
Class D Shares	$1,000.00	$1,171.70	$3.75	$1,000.00	$1,021.55	$3.49	0.69%
Class I Shares	$1,000.00	$1,171.80	$3.58	$1,000.00	$1,021.70	$3.34	0.66%
Class N Shares	$1,000.00	$1,172.30	$3.10	$1,000.00	$1,022.15	$2.88	0.57%
Class R Shares	$1,000.00	$1,168.40	$7.10	$1,000.00	$1,018.45	$6.61	1.31%
Class S Shares	$1,000.00	$1,169.70	$5.75	$1,000.00	$1,019.70	$5.35	1.06%
Class T Shares	$1,000.00	$1,171.10	$4.34	$1,000.00	$1,021.00	$4.04	0.80%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 9.0%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.4980%, 9/15/34 (144A)‡	$11,417,538	$11,202,227
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	14,776,683	14,701,345
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	6,903,324	7,007,271
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	1,358,154	1,354,112
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.7081%, 10/17/34 (144A)‡	5,821,000	5,817,007
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	993,140	959,664
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	921,210	884,514
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	2,497,245	2,275,417
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68 (144A)Ç	4,522,703	4,389,372
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	3,804,146	3,330,085
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6795%, 7/18/34 (144A)‡	5,454,000	5,456,525
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	3,071,218	3,022,720
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5294%, 7/20/29 (144A)‡	3,705,666	3,705,625
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6494%, 4/20/31 (144A)‡	22,450,000	22,460,394
Babson CLO Ltd 2020-4A A,
CME Term SOFR 3 Month + 1.4816%, 6.7994%, 1/20/32 (144A)‡	7,293,853	7,297,522
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D,
1.2591%, 7/27/50 (144A)‡	2,930,000	2,314,606
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E,
1.2731%, 7/27/50 (144A)‡	6,911,000	4,940,349
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	7,763,748
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2233%, 4/15/37 (144A)‡	21,212,000	21,299,714
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	20,831,000	21,606,659
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8190%, 8/15/36 (144A)‡	4,346,251	4,179,540
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	3,679,890
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	7,269,003
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3695%, 10/15/37 (144A)‡	3,078,853	3,071,862
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	18,764,000	18,693,612
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	14,912,300	14,837,269
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0918%, 5/15/38 (144A)‡	14,353,181	14,240,697
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3898%, 9/15/36 (144A)‡	15,945,000	15,765,951
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0898%, 9/15/36 (144A)‡	16,692,000	16,456,717
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0745%, 4/15/39 (144A)‡	15,801,089	15,618,715
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6063%, 6/15/40 (144A)‡	5,274,000	5,295,157
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4543%, 6/15/40 (144A)‡	11,725,000	11,759,783
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.2653%, 11/15/28 (144A)‡	18,578,211	18,578,035
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0143%, 11/15/28 (144A)‡	15,919,610	15,899,742

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	$4,190,000	$3,892,917
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.7594%, 1/20/35 (144A)‡	16,984,000	16,986,123
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.3294%, 1/20/35 (144A)‡	6,819,244	6,812,070
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7048%, 5/29/32 (144A)‡	21,276,000	21,303,616
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	21,107,000	21,371,428
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	15,867,990	14,342,404
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	5,992,082	5,275,901
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	21,326,849	21,272,455
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	49,846,356	49,134,256
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	548,477	541,992
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,765,976	1,730,619
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5204%, 2/25/50 (144A)‡	14,356,459	14,264,045
CIFC Funding Ltd 2018-3A A,
CME Term SOFR 3 Month + 1.3616%, 6.6595%, 7/18/31 (144A)‡	10,654,437	10,662,385
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6256%, 7/15/33 (144A)‡	19,742,995	19,753,222
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.1774%, 1/23/35 (144A)‡	5,524,216	5,524,012
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55 (144A)Ç	4,692,819	4,619,917
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	3,770,171	3,641,046
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3325%, 11/15/37 (144A)‡	24,568,865	24,519,825
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7325%, 11/15/37 (144A)‡	10,924,957	10,897,872
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0825%, 11/15/37 (144A)‡	10,966,242	10,938,455
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	744,011	706,438
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	32,659,000	32,845,451
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9704%, 12/25/41 (144A)‡	10,646,000	10,653,546
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3204%, 1/25/42 (144A)‡	12,368,000	12,691,499
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	8,628,046	8,750,607
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 4/25/42 (144A)‡	8,565,080	8,611,975
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3204%, 4/25/42 (144A)‡	9,001,000	9,281,114
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8207%, 9/25/42 (144A)‡	16,221,698	16,492,805
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 4/25/43 (144A)‡	10,653,707	10,821,529
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6207%, 5/25/43 (144A)‡	13,453,410	13,730,887
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0204%, 7/25/43 (144A)‡	12,087,910	12,162,818
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2707%, 9/25/43 (144A)‡	5,598,654	5,635,386
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/43 (144A)‡	11,343,609	11,391,712
Connecticut Avenue Securities Trust 2024-R01 1M1,
US 30 Day Average SOFR + 1.0500%, 6.3704%, 1/25/44 (144A)‡	10,837,865	10,839,088

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	$3,615,139	$3,606,511
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	10,435,487	10,555,720
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	4,174,832	4,207,752
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3530%, 5/15/36 (144A)‡	26,496,081	26,488,645
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8030%, 5/15/36 (144A)‡	5,494,331	5,489,297
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4091%, 4/15/26 (144A)‡	11,328,953	11,153,951
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	21,898,000	21,469,240
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49 (144A)	9,636,018	9,060,776
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	17,548,000	17,924,926
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	15,485,044
Dryden Senior Loan Fund 2020-83A A,
CME Term SOFR 3 Month + 1.4816%, 6.7795%, 1/18/32 (144A)‡	7,111,119	7,113,978
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7294%, 4/20/34 (144A)‡	8,217,000	8,224,075
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	9,252,987	9,029,186
Extended Stay America Trust 2021-ESH A,
CME Term SOFR 1 Month + 1.1945%, 6.5195%, 7/15/38 (144A)‡	8,318,813	8,316,897
Fannie Mae REMICS, 3.0000%, 5/25/48	6,906,841	6,098,039
Fannie Mae REMICS, 3.0000%, 11/25/49	9,379,461	8,328,998
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54 (144A)‡	12,411,000	12,441,473
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	31,058,232	25,816,009
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	4,763,957	4,602,355
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 M2,
US 30 Day Average SOFR + 1.8000%, 7.1204%, 1/25/51 (144A)‡	4,004,640	4,030,146
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	18,385,017	18,755,978
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/41 (144A)‡	4,938,000	4,944,901
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 6.1704%, 11/25/41 (144A)‡	8,320,293	8,298,753
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5704%, 8/25/33 (144A)‡	28,302,082	28,919,508
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 6.2704%, 12/25/41 (144A)‡	18,288,611	18,138,536
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2,
US 30 Day Average SOFR + 2.3500%, 7.6704%, 12/25/41 (144A)‡	6,594,891	6,614,056
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 6.6204%, 2/25/42 (144A)‡	3,338,119	3,343,517
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 4/25/42 (144A)‡	3,389,493	3,433,538
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	6,692,963	6,759,708
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/42 (144A)‡	5,464,306	5,572,267
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 4/25/43 (144A)‡	5,914,824	6,021,641
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 6/25/43 (144A)‡	1,448,574	1,458,828
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	10,051,451	10,144,859
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49 (144A)◊	10,764,107	10,021,814
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49 (144A)¤	84,296,209	31,513
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49 (144A)¤	27,085,948	14,475
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	39,769,196	33,353,598
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	22,001,237	21,954,442
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54 (144A)‡	25,186,949	25,386,523

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Gracie Point International Funding 2024-1A A,
US 90 Day Average SOFR + 1.7000%, 7.0576%, 3/1/28 (144A)‡	$7,709,000	$7,728,879
Great Wolf Trust,
CME Term SOFR 1 Month + 1.3485%, 6.6735%, 12/15/36 (144A)‡	5,626,204	5,615,799
Great Wolf Trust,
CME Term SOFR 1 Month + 1.6485%, 6.9735%, 12/15/36 (144A)‡	3,381,485	3,368,203
Great Wolf Trust,
CME Term SOFR 1 Month + 1.9475%, 7.2725%, 12/15/36 (144A)‡	3,761,471	3,745,291
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.2774%, 1/23/35 (144A)‡	5,360,143	5,354,606
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	7,602,661	7,098,195
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	5,437,505	5,270,941
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	10,574,747	10,475,478
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	20,581,000	20,071,621
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	14,000,000	13,411,113
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	1,147,939	1,138,459
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	9,383,559	9,337,719
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5594%, 3/20/30 (144A)‡	4,229,646	4,229,658
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	8,591,793	8,424,912
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	6,494,241	6,533,408
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1395%, 3/15/38 (144A)‡	26,199,103	25,910,323
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5395%, 3/15/38 (144A)‡	15,119,064	14,887,046
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6206%, 5/15/39 (144A)‡	36,759,000	36,448,445
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1192%, 5/15/39 (144A)‡	6,155,000	6,065,594
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	9,240,793	9,251,157
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	5,243,000	5,254,587
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5694%, 4/20/32 (144A)‡	28,249,000	28,248,859
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	5,503,000	5,536,556
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5895%, 11/15/38 (144A)‡	21,321,672	21,208,292
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	10,516,787	9,731,901
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	12,972,162	12,005,336
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	7,976,784	6,551,521
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	13,483,473	11,507,905
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	19,697,000	19,866,083
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2404%, 4/15/38 (144A)‡	23,261,420	23,149,681
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7904%, 4/15/38 (144A)‡	13,131,184	13,035,717
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0673%, 3/15/39 (144A)‡	9,928,000	9,891,334
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	8,554,000	7,159,465
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,158,455	1,109,980
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	35,750,000	35,751,407

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	$2,669,077	$2,563,508
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	5,027,811	4,713,597
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	12,846,901	11,888,003
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	1,538,544	1,528,180
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	2,298,117	2,297,467
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	14,400,002	13,313,173
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	15,941,906	13,360,012
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	29,922,072	25,004,569
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	9,103,840	7,190,142
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	30,013,941	25,160,851
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	12,726,980	10,503,474
OPEN Trust 2023-AIR A,
CME Term SOFR 1 Month + 3.0891%, 8.4144%, 10/15/28 (144A)‡	13,260,822	13,393,855
OPEN Trust 2023-AIR C,
CME Term SOFR 1 Month + 5.2359%, 10.5613%, 10/15/28 (144A)‡	4,935,472	4,960,090
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	1,848,928	1,828,546
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	23,645,883	23,830,860
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25 (144A)Ç	7,985,839	7,986,342
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	19,791,584	19,093,308
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	14,410,516	13,881,415
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	22,086,913	21,660,403
PRP Advisors LLC 2024-RCF2 A1, 0%, 3/25/54 (144A)Ç	6,588,000	6,270,328
Rad CLO Ltd 2023-21A A,
CME Term SOFR 3 Month + 1.5900%, 0%, 1/25/33 (144A)‡	13,094,620	13,150,220
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	447,890	448,060
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2794%, 1/20/35 (144A)‡	5,891,224	5,891,495
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	28,885,777	29,619,328
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	15,669,728	15,990,424
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	6,042,114	6,084,528
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1,
6.3060%, 3/25/54 (144A)‡	11,268,520	11,268,265
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,070,823	1,052,257
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	7,836,964	7,793,557
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	3,022,196	3,005,933
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,026,744	1,749,712
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	851,574	734,271
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28 (144A)‡	31,401,000	33,126,055
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3260%, 1/15/39 (144A)‡	10,990,000	10,912,170
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6594%, 1/20/32 (144A)‡	26,345,000	26,358,857
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1706%, 11/15/38 (144A)‡	2,248,628	2,237,251
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,353,570
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	14,644,028	15,789,690
THL Credit Wind River CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.4216%, 6.7394%, 7/20/34 (144A)‡	7,594,000	7,594,797
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	3,060,687	3,082,842
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	8,984,665	9,117,319
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33 (144A)‡	23,414,873	24,452,658
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	12,393,110	11,439,998
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	6,054,761	4,898,136

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	$110,726	$110,436
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	4,193,237	4,156,019
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	3,322,987	3,315,931
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	17,832,000	16,708,378
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	10,131,639
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3405%, 7/15/39 (144A)‡	8,418,000	7,722,536
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50 (144A)Ç	1,379,903	1,368,351
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0912%, 1/18/37 (144A)‡	6,196,131	6,119,323
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40 (144A)‡	16,608,000	16,696,859
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5905%, 2/15/40 (144A)‡	3,699,864	3,670,722
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	3,078,800	2,947,526
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	9,230,205	8,456,542
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	11,967,851	12,028,909
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	18,389,286	18,523,296
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)‡	33,012,413	33,574,188
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44 (144A)‡	14,705,023	14,684,604
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44 (144A)‡	47,895,000	47,872,940
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,321,278,598)		2,284,888,923
Corporate Bonds– 12.7%
Banking – 3.6%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	29,671,000	30,693,336
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	41,429,000	42,968,921
Bank of America Corp, SOFR + 1.6500%, 1/23/35‡	18,121,000	18,239,116
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	21,700,000	21,724,695
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	12,960,567
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	11,028,000	11,637,091
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	24,691,418
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	25,134,000	20,533,749
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	12,805,000	11,856,844
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30 (144A)‡	15,658,000	15,659,116
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,451,951
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,209,093
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	20,875,000	23,056,338
Capital One Financial Corp, SOFR + 2.8600%, 6.3770%, 6/8/34‡	18,047,000	18,742,063
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	34,824,622
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	49,582,467
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	8,361,000	8,348,441
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	2,012,000	2,004,031
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	5,852,000	5,857,992
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	38,424,520
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	12,858,000	12,813,662
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	21,804,000	21,965,981
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	21,715,000	22,575,177
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	10,200,000	10,158,220
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	18,622,000	19,895,606
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	7,243,000	7,219,341
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	15,834,000	15,778,815
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	23,960,568
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,302,461
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,671,641
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,059,856
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	20,429,000	20,412,512
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	13,991,442
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	18,350,703

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	$28,726,000	$24,199,740
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	30,280,000	30,485,947
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	16,319,000	16,517,774
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	24,448,727
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	8,308,000	8,620,510
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	21,404,000	21,859,368
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,692,023
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	9,252,000	9,241,208
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	7,619,000	7,651,894
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30 (144A)‡	17,997,000	18,023,675
UBS Group AG, 5.6990%, 2/8/35 (144A)	15,190,000	15,266,869
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	20,094,000	20,444,674
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	19,767,935
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	14,098,000	14,235,166
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	16,094,616
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	27,921,000	27,862,144
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	9,108,000	9,129,443
		917,164,069
Basic Industry – 0.3%
Celanese US Holdings LLC, 6.3500%, 11/15/28	9,170,000	9,499,738
Celanese US Holdings LLC, 6.3300%, 7/15/29	9,083,000	9,418,620
Celanese US Holdings LLC, 6.5500%, 11/15/30	22,993,000	24,184,473
Celanese US Holdings LLC, 6.7000%, 11/15/33	22,403,000	23,886,659
		66,989,490
Brokerage – 0.5%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	26,952,000	28,116,192
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	31,502,022
Nasdaq Inc, 5.3500%, 6/28/28	4,627,000	4,686,700
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	31,479,188
Nasdaq Inc, 5.9500%, 8/15/53	14,615,000	15,401,400
Nasdaq Inc, 6.1000%, 6/28/63	6,206,000	6,617,408
		117,802,910
Capital Goods – 0.6%
BAE Systems PLC, 5.1250%, 3/26/29 (144A)	9,092,000	9,123,459
BAE Systems PLC, 5.2500%, 3/26/31 (144A)	3,410,000	3,423,975
BAE Systems PLC, 5.3000%, 3/26/34 (144A)	13,438,000	13,505,363
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,119,861
L3Harris Technologies Inc, 5.4000%, 7/31/33	16,296,000	16,398,405
Lockheed Martin Corp, 4.4500%, 5/15/28	8,605,000	8,523,235
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	16,939,000	17,172,135
RTX Corp, 5.7500%, 1/15/29	8,545,000	8,841,682
RTX Corp, 6.0000%, 3/15/31	17,198,000	18,078,660
TransDigm Inc, 6.3750%, 3/1/29 (144A)	5,971,000	5,989,588
TransDigm Inc, 6.6250%, 3/1/32 (144A)	26,896,000	27,172,787
WESCO Distribution Inc, 6.3750%, 3/15/29 (144A)	11,336,000	11,452,545
WESCO Distribution Inc, 6.6250%, 3/15/32 (144A)	14,352,000	14,584,330
		161,386,025
Communications – 0.5%
American Tower Corp, 5.2000%, 2/15/29	11,120,000	11,114,591
American Tower Corp, 5.4500%, 2/15/34	17,793,000	17,822,000
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,511,476
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.6500%, 2/1/34	66,545,000	68,211,590
Comcast Corp, 4.5500%, 1/15/29	13,994,000	13,881,366
T-Mobile USA Inc, 4.8500%, 1/15/29	14,640,000	14,531,557
T-Mobile USA Inc, 5.1500%, 4/15/34	12,529,000	12,487,049
		139,559,629

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical – 0.7%
CBRE Services Inc, 5.9500%, 8/15/34	$49,832,000	$51,141,597
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	19,467,000	19,544,457
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	15,207,000	15,291,043
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	5,413,000	5,771,111
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	5,322,000	5,648,605
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,764,013
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,336,960
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,205,506
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	14,717,414
LKQ Corp, 5.7500%, 6/15/28	20,493,000	20,855,392
LKQ Corp, 6.2500%, 6/15/33	19,272,000	20,066,781
		175,342,879
Consumer Non-Cyclical – 1.9%
AbbVie Inc, 4.8000%, 3/15/29	16,060,000	16,083,563
AbbVie Inc, 4.9500%, 3/15/31	13,888,000	13,987,109
AbbVie Inc, 5.4000%, 3/15/54	8,659,000	8,912,660
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	14,308,000	14,459,851
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,751,319
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	10,875,000	10,407,111
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,163,713
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,179,259
HCA Inc, 5.2000%, 6/1/28	5,579,000	5,594,785
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,322,418
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,096,745
HCA Inc, 5.4500%, 4/1/31	10,176,000	10,229,081
HCA Inc, 3.6250%, 3/15/32	10,927,000	9,672,984
HCA Inc, 5.5000%, 6/1/33	18,299,000	18,364,866
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,430,956
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,728,553
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	19,216,000	18,937,668
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	9,318,000	7,972,808
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	11,262,896
Nestle Capital Corp, 4.7500%, 3/12/31 (144A)	30,750,000	30,654,597
Nestle Capital Corp, 4.8750%, 3/12/34 (144A)	32,579,000	32,574,635
Pilgrim's Pride Corp, 6.2500%, 7/1/33	22,981,000	23,483,985
Polaris Inc, 6.9500%, 3/15/29	18,977,000	20,185,683
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,790,615
Smith & Nephew PLC, 5.4000%, 3/20/34	14,273,000	14,202,511
Solventum Corp, 5.4000%, 3/1/29 (144A)	19,797,000	19,836,904
Solventum Corp, 5.4500%, 3/13/31 (144A)	30,323,000	30,244,619
Solventum Corp, 5.6000%, 3/23/34 (144A)	39,969,000	40,099,714
Solventum Corp, 6.0000%, 5/15/64 (144A)	14,047,000	13,924,204
Sysco Corp, 5.7500%, 1/17/29	8,642,000	8,892,063
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	25,664,803
		478,112,678
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	21,891,882
Duke Energy Corp, 4.3000%, 3/15/28	15,581,000	15,222,084
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	13,870,337
Exelon Corp, 5.4500%, 3/15/34	17,447,000	17,564,357
Georgia Power Co, 4.6500%, 5/16/28	11,031,000	10,920,823
Georgia Power Co, 4.9500%, 5/17/33	17,435,000	17,190,459
Georgia Power Co, 5.2500%, 3/15/34	14,170,000	14,313,078
National Grid PLC, 5.6020%, 6/12/28	7,753,000	7,897,563
National Grid PLC, 5.8090%, 6/12/33	16,262,000	16,613,050
Southern Co, 5.7000%, 3/15/34	15,142,000	15,616,615
Xcel Energy Inc, 5.4500%, 8/15/33	36,599,000	36,375,966
		187,476,214

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy – 0.7%
Cheniere Energy Inc, 5.6500%, 4/15/34 (144A)	$20,937,000	$21,086,506
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	5,254,000	5,390,452
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	12,631,000	13,086,283
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	2,548,000	2,734,237
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53 (144A)	13,172,000	14,270,861
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	15,063,000	13,641,413
Enbridge Inc, 6.0000%, 11/15/28	11,351,000	11,802,002
Enbridge Inc, 6.2000%, 11/15/30	4,315,000	4,571,440
Enbridge Inc, 5.7000%, 3/8/33	11,565,000	11,844,339
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,781,557
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	620,971
EQT Corp, 5.7000%, 4/1/28	7,749,000	7,821,337
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	11,121,000	10,761,409
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	12,030,360
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,731,571
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,548,886
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	19,853,000	20,638,708
		186,362,332
Finance Companies – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	10,114,000	9,860,097
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	14,859,000	15,492,003
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A)	15,899,000	15,965,498
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	16,398,000	16,798,785
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29 (144A)	900,000	914,238
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31 (144A)	1,095,000	1,114,525
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,588,911
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	8,994,000	9,331,040
		72,065,097
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	8,972,000	9,102,170
Electricite de France SA, 6.2500%, 5/23/33 (144A)	13,964,000	14,626,336
		23,728,506
Insurance – 1.2%
Aon North America Inc, 5.3000%, 3/1/31	22,096,000	22,261,104
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	45,753,092
Aon North America Inc, 5.7500%, 3/1/54	21,313,000	21,850,184
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	10,856,932
Arthur J Gallagher & Co, 5.4500%, 7/15/34	19,427,000	19,555,466
Athene Global Funding, 2.7170%, 1/7/29 (144A)	21,681,000	19,103,816
Athene Global Funding, 2.6460%, 10/4/31 (144A)	17,357,000	14,161,716
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,672,580
Centene Corp, 4.2500%, 12/15/27	53,971,000	51,460,235
Centene Corp, 2.4500%, 7/15/28	16,998,000	15,072,356
Centene Corp, 3.0000%, 10/15/30	18,048,000	15,474,297
Humana Inc, 5.3750%, 4/15/31	20,163,000	20,173,867
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,374,349
Humana Inc, 5.9500%, 3/15/34	8,690,000	9,023,298
Humana Inc, 5.7500%, 4/15/54	13,360,000	13,447,047
		300,240,339
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	22,801,569
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	11,528,000	10,135,780
Agree LP, 2.9000%, 10/1/30	7,437,000	6,393,695
Agree LP, 2.6000%, 6/15/33	8,647,000	6,789,860
American Tower Trust I, 5.4900%, 3/15/28 (144A)	33,827,000	34,012,575
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	17,834,475
		75,166,385

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology – 1.1%
Analog Devices Inc, 2.9500%, 4/1/25	$10,074,000	$9,843,202
Constellation Software Inc/Canada, 5.1580%, 2/16/29 (144A)	6,132,000	6,125,483
Constellation Software Inc/Canada, 5.4610%, 2/16/34 (144A)	17,820,000	17,936,321
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	12,054,000	10,275,609
Fiserv Inc, 5.4500%, 3/2/28	17,859,000	18,067,754
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	53,049,000	53,128,973
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	10,410,883
Leidos Inc, 2.3000%, 2/15/31	4,088,000	3,379,002
Leidos Inc, 5.7500%, 3/15/33	13,585,000	13,926,763
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,300,610
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,522,491
MSCI Inc, 4.0000%, 11/15/29 (144A)	4,528,000	4,187,114
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	22,865,854
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	19,238,899
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	11,564,511
Trimble Inc, 4.7500%, 12/1/24	18,923,000	18,754,975
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,488,839
Trimble Inc, 6.1000%, 3/15/33	27,338,000	28,559,644
Workday Inc, 3.5000%, 4/1/27	8,410,000	8,053,096
		290,630,023
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	13,698,203
Total Corporate Bonds (cost $3,256,546,023)		3,228,526,348
Mortgage-Backed Securities– 10.9%
Fannie Mae:
5.0000%, TBA, 30 Year Maturity	36,014,101	35,142,812
5.5000%, TBA, 30 Year Maturity	35,991,580	35,806,655
2.5000%, TBA, 30 Year Maturity	100,023,708	82,728,409
		153,677,876
Fannie Mae Pool:
7.5000%, 7/1/28	24,552	25,064
3.0000%, 10/1/34	983,332	922,723
2.5000%, 11/1/34	751,460	690,664
3.0000%, 11/1/34	451,955	424,098
3.0000%, 12/1/34	435,901	409,001
2.5000%, 12/1/36	32,833,107	30,066,712
6.0000%, 2/1/37	174,886	182,620
4.5000%, 11/1/42	1,021,916	1,000,732
3.0000%, 1/1/43	609,170	545,646
3.0000%, 2/1/43	142,448	127,084
3.0000%, 5/1/43	1,440,303	1,284,031
5.0000%, 7/1/44	106,335	106,047
4.5000%, 10/1/44	2,474,079	2,415,763
4.5000%, 3/1/45	3,910,864	3,818,682
4.0000%, 5/1/45	649,207	614,697
4.5000%, 6/1/45	1,993,263	1,943,033
4.5000%, 2/1/46	4,423,095	4,331,309
3.0000%, 3/1/47	4,590,017	4,050,406
3.5000%, 8/1/47	791,129	728,746
4.0000%, 10/1/47	3,845,479	3,621,467
4.0000%, 11/1/47	5,118,677	4,820,628
3.5000%, 12/1/47	372,811	343,413
3.5000%, 12/1/47	234,653	216,149
3.5000%, 1/1/48	2,315,366	2,126,155
4.0000%, 1/1/48	8,167,196	7,720,318
4.0000%, 1/1/48	3,046,094	2,876,879
4.0000%, 1/1/48	1,964,842	1,850,383
3.0000%, 2/1/48	2,837,918	2,505,878
3.5000%, 3/1/48	369,727	340,154

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 3/1/48	$2,351,054	$2,220,379
4.5000%, 3/1/48	104,419	100,901
5.0000%, 5/1/48	2,369,143	2,350,830
4.5000%, 6/1/48	4,064,444	3,927,486
4.0000%, 7/1/48	4,663,524	4,384,000
4.0000%, 8/1/48	1,294,522	1,216,931
4.5000%, 8/1/48	50,000	48,315
4.0000%, 9/1/48	3,138,473	2,955,646
4.0000%, 10/1/48	1,773,573	1,668,906
4.0000%, 11/1/48	5,473,776	5,145,688
4.0000%, 12/1/48	854,983	803,737
4.0000%, 2/1/49	1,255,307	1,180,066
3.5000%, 5/1/49	9,594,121	8,688,224
4.0000%, 6/1/49	718,428	674,571
4.5000%, 6/1/49	340,733	329,026
3.0000%, 8/1/49	3,037,203	2,622,706
3.0000%, 8/1/49	1,428,865	1,233,863
4.5000%, 8/1/49	510,715	493,168
3.0000%, 9/1/49	10,493,794	9,151,969
3.0000%, 9/1/49	615,995	543,250
4.0000%, 9/1/49	3,168,116	2,974,875
4.0000%, 11/1/49	11,838,258	11,128,695
4.0000%, 11/1/49	1,035,262	972,630
4.5000%, 1/1/50	9,220,895	8,910,183
4.5000%, 1/1/50	672,621	649,545
2.5000%, 3/1/50	2,613,831	2,164,725
4.0000%, 3/1/50	17,285,630	16,265,518
4.0000%, 3/1/50	9,303,080	8,745,471
4.0000%, 3/1/50	3,578,284	3,363,809
4.0000%, 4/1/50	2,189,484	2,052,217
3.0000%, 7/1/50	25,860,303	22,504,461
3.0000%, 7/1/50	8,951,072	7,789,508
4.5000%, 7/1/50	15,231,538	14,517,778
2.5000%, 8/1/50	51,181,476	43,222,091
2.5000%, 8/1/50	2,099,680	1,773,155
4.0000%, 8/1/50	1,870,530	1,753,259
3.0000%, 9/1/50	1,205,418	1,048,245
4.0000%, 9/1/50	19,526,767	18,334,741
4.0000%, 10/1/50	18,870,270	17,728,631
4.5000%, 10/1/50	11,350,715	10,968,236
4.0000%, 1/1/51	12,958,349	12,167,297
3.5000%, 2/1/51	12,606,158	11,415,858
4.0000%, 3/1/51	48,466,279	45,507,619
4.0000%, 3/1/51	933,221	876,252
4.0000%, 3/1/51	470,845	442,623
4.0000%, 8/1/51	7,971,673	7,493,866
4.0000%, 10/1/51	44,925,536	42,183,023
4.0000%, 10/1/51	6,736,465	6,325,232
3.0000%, 12/1/51	133,268,743	116,016,034
2.5000%, 1/1/52	13,209,782	11,089,819
3.5000%, 1/1/52	2,575,443	2,348,554
2.5000%, 2/1/52	64,159,969	53,823,525
2.5000%, 2/1/52	57,047,485	47,782,494
2.5000%, 2/1/52	29,353,264	24,433,101
3.5000%, 2/1/52	6,783,983	6,185,284
2.5000%, 3/1/52	26,352,390	22,106,908
2.5000%, 3/1/52	26,069,810	21,865,707
2.5000%, 3/1/52	23,926,342	20,003,404
2.5000%, 3/1/52	9,846,023	8,260,664

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
2.5000%, 3/1/52	$2,298,354	$1,927,713
2.5000%, 3/1/52	1,987,255	1,666,783
2.5000%, 3/1/52	1,822,516	1,528,901
2.5000%, 3/1/52	780,360	654,752
3.0000%, 3/1/52	12,377,544	10,788,316
3.5000%, 3/1/52	44,951,713	40,927,365
3.5000%, 3/1/52	4,285,477	3,906,888
3.0000%, 4/1/52	19,090,680	16,585,769
3.0000%, 4/1/52	10,549,860	9,202,758
3.0000%, 4/1/52	9,022,442	7,863,298
3.5000%, 4/1/52	8,969,729	8,163,928
3.5000%, 4/1/52	6,586,193	5,996,557
3.5000%, 4/1/52	4,846,530	4,413,734
3.5000%, 4/1/52	2,923,056	2,660,462
3.5000%, 4/1/52	1,641,640	1,495,285
3.5000%, 4/1/52	1,480,667	1,348,443
4.0000%, 4/1/52	7,297,857	6,828,252
4.5000%, 4/1/52	1,428,872	1,363,944
4.5000%, 4/1/52	1,209,181	1,154,236
4.5000%, 4/1/52	693,205	661,512
4.5000%, 4/1/52	629,598	600,813
4.5000%, 4/1/52	550,285	525,127
4.5000%, 4/1/52	354,354	338,158
2.5000%, 5/1/52	66,139,438	55,368,423
3.5000%, 5/1/52	4,752,051	4,324,412
4.5000%, 5/1/52	1,918,767	1,831,042
3.0000%, 6/1/52	13,775,074	11,922,852
3.5000%, 6/1/52	28,221,311	25,681,663
3.5000%, 6/1/52	16,017,746	14,595,268
3.0000%, 7/1/52	13,606,639	11,797,386
3.5000%, 7/1/52	4,097,476	3,728,743
3.5000%, 7/1/52	1,480,892	1,349,150
4.5000%, 7/1/52	7,814,147	7,460,386
3.5000%, 8/1/52	2,736,792	2,490,083
5.0000%, 9/1/52	12,989,556	12,698,823
5.5000%, 9/1/52	34,905,796	34,908,685
5.0000%, 10/1/52	6,072,782	5,965,145
5.0000%, 10/1/52	2,671,105	2,623,761
5.0000%, 11/1/52	14,886,954	14,623,090
5.5000%, 11/1/52	12,980,311	13,072,060
5.0000%, 1/1/53	2,558,172	2,512,830
5.0000%, 1/1/53	829,079	814,384
6.0000%, 1/1/53	9,253,802	9,370,566
5.0000%, 2/1/53	1,052,511	1,033,854
5.0000%, 3/1/53	3,146,480	3,068,714
5.0000%, 3/1/53	605,728	594,545
5.5000%, 3/1/53	386,461	387,005
5.0000%, 4/1/53	3,973,990	3,875,773
5.0000%, 4/1/53	1,171,796	1,150,164
5.0000%, 4/1/53	960,697	936,954
5.0000%, 4/1/53	818,895	798,656
5.5000%, 4/1/53	184,773	184,992
5.0000%, 5/1/53	596,950	585,930
5.5000%, 5/1/53	341,932	342,299
5.5000%, 5/1/53	178,122	178,313
5.0000%, 6/1/53	3,171,182	3,144,114
5.0000%, 6/1/53	1,181,981	1,157,661
5.0000%, 6/1/53	727,557	714,126
5.5000%, 6/1/53	30,833,657	31,023,319

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.5000%, 6/1/53	$487,961	$490,689
4.5000%, 7/1/53	3,640,672	3,521,510
5.0000%, 7/1/53	10,013,622	9,926,406
5.0000%, 7/1/53	2,803,591	2,783,823
5.5000%, 7/1/53	46,055,672	45,794,864
5.5000%, 7/1/53	1,399,843	1,401,031
5.5000%, 7/1/53	842,116	846,511
5.0000%, 8/1/53	11,096,256	11,008,902
5.0000%, 8/1/53	732,003	719,027
5.0000%, 9/1/53	2,521,796	2,499,832
5.5000%, 9/1/53	24,106,816	24,228,138
6.0000%, 9/1/53	18,635,636	18,870,847
5.5000%, 11/1/53	7,427,300	7,544,505
5.0000%, 12/1/53	1,391,436	1,380,483
6.0000%, 1/1/54	8,026,383	8,127,689
5.0000%, 3/1/54	18,924,700	18,501,599
5.5000%, 3/1/54	13,572,059	13,785,689
3.5000%, 8/1/56	9,804,652	8,733,901
3.0000%, 2/1/57	9,804,550	8,408,584
3.0000%, 6/1/57	180,624	154,720
2.5000%, 3/1/62	58,957,886	46,858,793
		1,439,548,889
Freddie Mac Gold Pool:
4.0000%, 8/1/48	2,249,483	2,117,319
4.0000%, 9/1/48	1,446,457	1,361,490
		3,478,809
Freddie Mac Pool:
3.0000%, 5/1/31	8,739,994	8,345,158
3.0000%, 9/1/32	2,210,726	2,091,768
3.0000%, 10/1/32	1,046,760	989,135
3.0000%, 12/1/32	676,786	641,355
3.0000%, 1/1/33	1,347,265	1,273,268
2.5000%, 12/1/33	9,368,438	8,821,125
3.0000%, 10/1/34	2,469,469	2,317,090
3.0000%, 10/1/34	1,179,546	1,106,843
2.5000%, 11/1/34	2,855,767	2,624,723
2.5000%, 11/1/34	792,661	728,531
2.5000%, 6/1/37	24,327,549	22,194,363
6.0000%, 4/1/40	2,658,054	2,775,964
4.5000%, 5/1/44	802,431	782,210
4.0000%, 4/1/45	19,223	18,157
3.0000%, 1/1/46	435,454	389,866
3.5000%, 7/1/46	1,750,794	1,610,618
4.0000%, 3/1/47	954,240	902,408
3.5000%, 12/1/47	5,577,388	5,113,960
3.5000%, 2/1/48	2,084,115	1,908,331
4.0000%, 3/1/48	2,085,557	1,969,639
4.5000%, 3/1/48	82,166	79,397
4.0000%, 4/1/48	2,065,912	1,949,283
4.0000%, 4/1/48	2,039,043	1,916,826
4.0000%, 4/1/48	248,955	234,033
4.0000%, 5/1/48	3,560,044	3,346,661
4.5000%, 7/1/48	594,039	574,022
5.0000%, 9/1/48	108,506	107,555
4.0000%, 11/1/48	490,751	461,336
4.0000%, 12/1/48	6,160,740	5,791,322
4.5000%, 12/1/48	1,783,925	1,734,081
4.5000%, 6/1/49	411,595	397,442
4.0000%, 7/1/49	4,164,846	3,910,809

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.5000%, 7/1/49	$3,350,890	$3,235,669
4.5000%, 7/1/49	524,250	506,237
3.0000%, 8/1/49	933,704	806,279
4.5000%, 8/1/49	3,084,283	2,978,229
3.0000%, 12/1/49	1,097,494	957,159
3.0000%, 12/1/49	906,227	790,349
4.5000%, 1/1/50	2,088,326	2,016,518
4.5000%, 1/1/50	574,214	554,514
3.5000%, 3/1/50	587,868	527,793
4.0000%, 3/1/50	5,998,665	5,639,116
4.5000%, 3/1/50	7,354,089	6,977,026
4.0000%, 6/1/50	9,863,600	9,289,654
2.5000%, 8/1/50	1,052,922	889,507
2.5000%, 8/1/50	405,408	342,362
2.5000%, 9/1/50	1,951,445	1,647,368
4.5000%, 9/1/50	17,284,412	16,701,988
4.0000%, 10/1/50	1,555,460	1,460,506
4.0000%, 11/1/50	9,904,922	9,300,268
2.5000%, 6/1/51	15,567,442	13,117,552
2.5000%, 9/1/51	37,938,777	31,762,403
2.5000%, 10/1/51	40,983,847	34,276,887
2.5000%, 11/1/51	14,121,736	11,877,305
2.5000%, 1/1/52	4,020,833	3,375,648
2.5000%, 1/1/52	2,506,928	2,103,888
2.5000%, 2/1/52	6,071,560	5,093,406
3.0000%, 2/1/52	3,393,934	2,958,429
3.0000%, 2/1/52	2,248,284	1,961,550
2.5000%, 3/1/52	30,578,927	25,536,789
2.5000%, 3/1/52	942,311	790,351
3.0000%, 3/1/52	3,417,266	2,981,182
4.5000%, 3/1/52	297,679	284,152
3.5000%, 4/1/52	3,455,873	3,145,412
3.5000%, 4/1/52	3,367,658	3,065,122
3.5000%, 4/1/52	2,768,493	2,524,597
3.5000%, 4/1/52	1,020,985	929,811
3.5000%, 4/1/52	965,397	879,962
2.5000%, 5/1/52	12,778,404	10,695,159
3.5000%, 6/1/52	5,472,503	4,989,545
4.5000%, 8/1/52	26,688,680	25,477,249
5.0000%, 8/1/52	13,933,562	13,809,668
5.5000%, 9/1/52	7,897,383	7,945,390
5.0000%, 10/1/52	18,361,766	18,036,312
5.0000%, 10/1/52	11,951,403	11,739,570
5.0000%, 10/1/52	368,027	361,504
5.5000%, 10/1/52	408,655	411,620
5.0000%, 1/1/53	477,747	469,280
5.0000%, 1/1/53	414,613	407,264
6.0000%, 1/1/53	14,007,477	14,145,094
6.0000%, 1/1/53	4,538,117	4,595,379
5.0000%, 3/1/53	4,977,314	4,854,299
5.0000%, 3/1/53	1,752,402	1,720,052
5.0000%, 3/1/53	1,695,581	1,664,279
5.0000%, 3/1/53	923,535	900,710
5.0000%, 4/1/53	2,097,688	2,054,525
5.0000%, 5/1/53	14,343,506	14,048,371
5.0000%, 5/1/53	5,992,102	5,868,807
5.0000%, 5/1/53	3,379,636	3,310,096
5.0000%, 5/1/53	467,451	458,822
5.5000%, 5/1/53	5,967,350	5,980,059

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.5000%, 5/1/53	$766,104	$766,925
5.0000%, 6/1/53	2,312,480	2,255,294
5.0000%, 6/1/53	2,271,825	2,215,601
5.0000%, 6/1/53	2,220,198	2,165,326
5.0000%, 6/1/53	1,810,300	1,765,532
5.0000%, 6/1/53	1,467,513	1,437,317
5.0000%, 6/1/53	1,371,780	1,337,877
5.0000%, 6/1/53	1,280,688	1,249,036
5.0000%, 6/1/53	859,897	838,616
5.5000%, 6/1/53	2,189,606	2,177,207
5.5000%, 6/1/53	1,802,572	1,792,364
5.5000%, 6/1/53	1,755,808	1,757,689
5.5000%, 6/1/53	1,730,810	1,721,009
5.5000%, 6/1/53	1,397,476	1,389,537
5.0000%, 7/1/53	9,955,244	9,727,869
5.0000%, 7/1/53	4,462,659	4,424,566
5.0000%, 7/1/53	4,251,350	4,214,322
5.0000%, 7/1/53	2,772,990	2,704,456
5.5000%, 7/1/53	6,296,576	6,301,917
5.5000%, 7/1/53	4,272,016	4,247,824
5.5000%, 7/1/53	4,048,785	4,052,220
5.0000%, 8/1/53	50,419,350	50,022,432
5.0000%, 9/1/53	956,161	946,196
5.5000%, 9/1/53	5,360,460	5,430,912
6.0000%, 9/1/53	41,448,661	42,351,567
6.0000%, 10/1/53	23,303,716	23,599,935
6.5000%, 11/1/53	17,513,459	18,061,491
5.5000%, 4/1/54	3,633,916	3,691,754
		654,982,112
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	18,848,683	18,523,204
4.5000%, TBA, 30 Year Maturity	23,627,806	22,698,194
3.5000%, TBA, 30 Year Maturity	98,258,806	89,428,385
2.5000%, TBA, 30 Year Maturity	89,909,790	76,608,446
4.0000%, TBA, 30 Year Maturity	47,949,459	44,884,002
		252,142,231
Ginnie Mae I Pool:
6.0000%, 1/15/34	45,278	47,165
4.0000%, 1/15/45	8,407,949	8,066,922
4.5000%, 8/15/46	10,567,307	10,277,134
4.0000%, 7/15/47	1,785,928	1,687,603
4.0000%, 8/15/47	235,702	223,338
4.0000%, 11/15/47	269,390	254,559
4.0000%, 12/15/47	800,332	756,269
		21,312,990
Ginnie Mae II Pool:
3.0000%, 11/20/46	31,223,693	27,942,184
4.0000%, 8/20/47	1,032,239	978,779
4.0000%, 8/20/47	160,106	151,814
4.0000%, 8/20/47	150,361	142,574
4.5000%, 2/20/48	1,069,375	1,040,000
4.5000%, 5/20/48	1,691,772	1,644,907
4.5000%, 5/20/48	348,936	339,270
4.0000%, 6/20/48	8,334,969	7,881,592
5.0000%, 8/20/48	3,133,399	3,123,999
3.5000%, 5/20/49	41,663,587	38,259,540
2.5000%, 3/20/51	39,427,713	33,655,368
3.0000%, 4/20/51	27,272,723	24,113,134
3.0000%, 7/20/51	21,880,575	19,309,687

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
3.0000%, 8/20/51	$49,448,801	$43,674,192
2.5000%, 1/20/52	42,961,657	36,061,499
		238,318,539
Total Mortgage-Backed Securities (cost $2,857,399,699)		2,763,461,446
United States Treasury Notes/Bonds– 3.2%
4.2500%, 2/28/29	242,752,800	243,075,205
4.2500%, 2/28/31	8,698,900	8,713,851
4.0000%, 2/15/34	109,115,400	107,308,176
4.5000%, 2/15/44	228,200,000	229,447,969
4.1250%, 8/15/53	17,127,200	16,460,845
4.7500%, 11/15/53	203,956,800	217,723,884
Total United States Treasury Notes/Bonds (cost $815,237,775)		822,729,930
Common Stocks– 63.1%
Aerospace & Defense – 0.6%
General Dynamics Corp	581,633	164,305,506
Banks – 1.4%
JPMorgan Chase & Co	1,749,418	350,408,425
Beverages – 1.2%
Constellation Brands Inc - Class A	494,768	134,458,152
Monster Beverage Corp*	2,960,458	175,495,950
		309,954,102
Biotechnology – 1.4%
AbbVie Inc	1,085,095	197,595,799
Amgen Inc	207,738	59,064,068
Vertex Pharmaceuticals Inc*	227,342	95,031,229
		351,691,096
Building Products – 0.5%
Trane Technologies PLC	451,947	135,674,489
Capital Markets – 1.9%
Charles Schwab Corp	1,523,287	110,194,582
CME Group Inc	726,038	156,308,721
Morgan Stanley	2,278,029	214,499,211
		481,002,514
Chemicals – 0.5%
Corteva Inc	2,218,887	127,963,213
Communications Equipment – 0.2%
Motorola Solutions Inc	147,376	52,315,532
Consumer Finance – 1.5%
American Express Co	1,643,503	374,209,198
Diversified Financial Services – 2.4%
Mastercard Inc - Class A	1,239,835	597,067,341
Electrical Equipment – 0.4%
Rockwell Automation Inc	339,263	98,837,490
Energy Equipment & Services – 0.4%
Schlumberger Ltd	1,730,380	94,842,128
Entertainment – 0.7%
Netflix Inc*	166,590	101,175,105
Walt Disney Co	667,327	81,654,132
		182,829,237
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	263,744	193,226,767
Sysco Corp	1,868,931	151,719,819
		344,946,586
Food Products – 0.4%
Hershey Co	499,304	97,114,628
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	2,106,132	239,382,963
Edwards Lifesciences Corp*	1,079,415	103,148,897

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Stryker Corp	418,053	$149,608,627
		492,140,487
Health Care Providers & Services – 2.1%
HCA Healthcare Inc	282,607	94,257,913
UnitedHealth Group Inc	879,635	435,155,434
		529,413,347
Hotels, Restaurants & Leisure – 4.2%
Booking Holdings Inc	59,640	216,366,763
Chipotle Mexican Grill Inc*	41,059	119,349,069
Hilton Worldwide Holdings Inc	1,367,513	291,704,198
McDonald's Corp	976,764	275,398,610
Starbucks Corp	1,721,321	157,311,526
		1,060,130,166
Household Products – 0.8%
Procter & Gamble Co	1,196,660	194,158,085
Industrial Conglomerates – 0.9%
Honeywell International Inc	1,064,388	218,465,637
Information Technology Services – 1.3%
Accenture PLC	972,805	337,183,941
Insurance – 1.9%
Marsh & McLennan Cos Inc	574,342	118,302,965
Progressive Corp/The	1,808,307	373,994,054
		492,297,019
Interactive Media & Services – 4.9%
Alphabet Inc - Class C*	4,555,943	693,687,881
Meta Platforms Inc - Class A	1,140,285	553,699,590
		1,247,387,471
Life Sciences Tools & Services – 1.1%
Danaher Corp	297,582	74,312,177
Thermo Fisher Scientific Inc	346,779	201,551,423
		275,863,600
Machinery – 1.0%
Deere & Co	613,060	251,808,264
Media – 0.6%
Comcast Corp - Class A	3,472,959	150,552,773
Multiline Retail – 2.3%
Amazon.com Inc*	3,252,955	586,768,023
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	955,030	150,646,432
ConocoPhillips	1,693,090	215,496,495
		366,142,927
Pharmaceuticals – 2.3%
Eli Lilly & Co	371,565	289,062,707
Merck & Co Inc	1,540,296	203,242,057
Zoetis Inc	587,406	99,394,969
		591,699,733
Professional Services – 0.6%
Automatic Data Processing Inc	660,604	164,979,243
Semiconductor & Semiconductor Equipment – 7.2%
KLA Corp	276,994	193,499,699
Lam Research Corp	412,535	400,806,630
NVIDIA Corp	1,151,928	1,040,836,064
Texas Instruments Inc	1,021,562	177,966,316
		1,813,108,709
Software – 8.3%
Adobe Inc*	300,722	151,744,321
Cadence Design Systems Inc*	232,788	72,462,249
Intuit Inc	227,535	147,897,750

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Microsoft Corp	3,777,634	$1,589,326,176
Oracle Corp	1,211,420	152,166,466
		2,113,596,962
Specialty Retail – 1.6%
Home Depot Inc	549,242	210,689,231
TJX Cos Inc	1,813,128	183,887,442
		394,576,673
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	4,221,240	723,858,235
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc - Class B	2,385,031	224,145,213
Total Common Stocks (cost $7,063,653,797)		15,991,437,993
Investment Companies– 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $707,010,383)	706,908,551	707,049,933
Total Investments (total cost $17,021,126,275) – 101.7%		25,798,094,573
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(442,793,932)
Net Assets – 100%		$25,355,300,641

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$25,452,395,749	98.7%
Canada	94,672,702	0.4
United Kingdom	77,546,003	0.3
France	51,244,466	0.2
Switzerland	33,290,544	0.1
Finland	30,485,947	0.1
Japan	24,399,325	0.1
Australia	24,199,740	0.1
Ireland	9,860,097	0.0

Total	$25,798,094,573	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$19,286,905	$6,457	$(54,383)	$707,049,933

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	479,393,319	2,364,071,667	(2,136,367,127)	707,049,933

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,224	6/28/24	$135,615,375	$812,812
2 Year US Treasury Note	8,975	7/3/24	1,835,247,275	(560,938)
5 Year US Treasury Note	20,730	7/3/24	2,218,433,906	6,336,413
US Treasury Long Bond	4,564	6/28/24	549,676,750	6,336,250
Total - Futures Long				12,924,537
Futures Short:
Ultra 10-Year Treasury Note	5,486	6/28/24	(628,747,031)	(3,891,688)
Ultra Long Term US Treasury Bond	203	6/28/24	(26,187,000)	(433,216)
Total - Futures Short				(4,324,904)
Total				$8,599,633

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2024

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$13,485,475

Liability Derivatives:
*Futures contracts	$4,885,842

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(16,084,413)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$ 43,919,969

Please see the "Net Realized Gain/(Loss) on investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Futures contracts:
Average notional amount of contracts - long	$4,608,259,310
Average notional amount of contracts - short	557,600,529

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Balanced Fund

Notes to Schedule of Investments and Other Information (unaudited)

Balanced Index	Balanced Index is an internally-calculated, hypothetical combination of total returns from the S&P 500® Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%).
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $3,044,205,973, which represents 12.0% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

26	MARCH 31, 2024

Janus Henderson Balanced Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,284,888,923	$-
Corporate Bonds	-	3,228,526,348	-
Mortgage-Backed Securities	-	2,763,461,446	-
United States Treasury Notes/Bonds	-	822,729,930	-
Common Stocks	15,991,437,993	-	-
Investment Companies	-	707,049,933	-
Total Investments in Securities	$15,991,437,993	$9,806,656,580	$-
Other Financial Instruments(a):
Futures Contracts	13,485,475	-	-
Total Assets	$16,004,923,468	$9,806,656,580	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$4,885,842	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	27

Janus Henderson Balanced Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $16,314,115,892)	$25,091,044,640
Affiliated investments, at value (cost $707,010,383)	707,049,933
Cash	5,862,446
Collateral for To Be Announced Transactions	830,000
Deposits with brokers for futures	49,430,000
Variation margin receivable on futures contracts	1,141,020
Trustees' deferred compensation	698,708
Receivables:
TBA investments sold	143,535,571
Interest	60,027,089
Fund shares sold	23,510,735
Dividends	5,968,528
Dividends from affiliates	3,503,855
Investments sold	312,558
Other assets	136,290
Total Assets	26,093,051,373
Liabilities:
Variation margin payable on futures contracts	4,528,845
Payables:	—
TBA investments purchased	551,541,066
Investments purchased	120,264,736
Fund shares repurchased	33,183,959
Advisory fees	11,738,493
Dividends	8,814,616
Transfer agent fees and expenses	3,413,529
12b-1 Distribution and shareholder servicing fees	2,545,963
Trustees' deferred compensation fees	698,708
Trustees' fees and expenses	124,709
Professional fees	76,981
Affiliated fund administration fees payable	53,357
Custodian fees	32,702
Accrued expenses and other payables	733,068
Total Liabilities	737,750,732
Commitments and contingent liabilities (Note 4)
Net Assets	$25,355,300,641

See Notes to Financial Statements.

28	MARCH 31, 2024

Janus Henderson Balanced Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,377,099,736
Total distributable earnings (loss)	8,978,200,905
Total Net Assets	$25,355,300,641
Net Assets - Class A Shares	$2,134,788,585
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,458,050
Net Asset Value Per Share(1)	$44.98
Maximum Offering Price Per Share(2)	$47.72
Net Assets - Class C Shares	$2,178,864,873
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,077,669
Net Asset Value Per Share(1)	$44.40
Net Assets - Class D Shares	$2,333,322,711
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,693,596
Net Asset Value Per Share	$45.14
Net Assets - Class I Shares	$11,114,386,681
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	246,148,771
Net Asset Value Per Share	$45.15
Net Assets - Class N Shares	$2,200,717,449
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,795,291
Net Asset Value Per Share	$45.10
Net Assets - Class R Shares	$410,417,888
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,190,751
Net Asset Value Per Share	$44.66
Net Assets - Class S Shares	$396,213,664
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,809,078
Net Asset Value Per Share	$44.98
Net Assets - Class T Shares	$4,586,588,790
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	101,767,661
Net Asset Value Per Share	$45.07

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Balanced Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Interest	$211,673,897
Dividends	100,390,318
Dividends from affiliates	19,286,905
Other income	1,137,741
Total Investment Income	332,488,861
Expenses:
Advisory fees	65,295,140
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,479,067
Class C Shares	10,529,889
Class R Shares	973,805
Class S Shares	463,674
Transfer agent administrative fees and expenses:
Class D Shares	1,242,305
Class R Shares	487,078
Class S Shares	463,550
Class T Shares	5,438,181
Transfer agent networking and omnibus fees:
Class A Shares	650,165
Class C Shares	675,381
Class I Shares	4,765,859
Other transfer agent fees and expenses:
Class A Shares	50,314
Class C Shares	41,868
Class D Shares	96,329
Class I Shares	229,851
Class N Shares	38,626
Class R Shares	1,776
Class S Shares	1,687
Class T Shares	16,833
Shareholder reports expense	322,582
Affiliated fund administration fees	296,795
Trustees’ fees and expenses	252,472
Registration fees	183,609
Custodian fees	108,062
Professional fees	102,363
Other expenses	648,135
Total Expenses	95,855,396
Less: Excess Expense Reimbursement and Waivers	(235,195)
Net Expenses	95,620,201
Net Investment Income/(Loss)	236,868,660

See Notes to Financial Statements.

30	MARCH 31, 2024

Janus Henderson Balanced Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments	$223,693,310
Investments in affiliates	6,457
Futures contracts	(16,084,413)
Total Net Realized Gain/(Loss) on Investments	207,615,354
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	3,277,098,895
Investments in affiliates	(54,383)
Futures contracts	43,919,969
Total Change in Unrealized Net Appreciation/Depreciation	3,320,964,481
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,765,448,495

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Balanced Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$236,868,660	$435,802,217
Net realized gain/(loss) on investments	207,615,354	48,370,853
Change in unrealized net appreciation/depreciation	3,320,964,481	1,933,222,660
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,765,448,495	2,417,395,730
Dividends and Distributions to Shareholders:
Class A Shares	(19,532,009)	(51,333,362)
Class C Shares	(12,638,531)	(45,273,808)
Class D Shares	(23,376,799)	(60,647,406)
Class I Shares	(112,539,140)	(291,314,245)
Class N Shares	(23,718,243)	(59,499,897)
Class R Shares	(2,972,365)	(9,042,420)
Class S Shares	(3,300,339)	(9,720,823)
Class T Shares	(44,105,033)	(123,492,853)
Net Decrease from Dividends and Distributions to Shareholders	(242,182,459)	(650,324,814)
Capital Share Transactions:
Class A Shares	(24,824,921)	(22,591,106)
Class C Shares	(167,822,849)	(320,372,986)
Class D Shares	(39,237,548)	(53,162,971)
Class I Shares	(99,197,563)	(528,656,731)
Class N Shares	(98,742,851)	75,881,796
Class R Shares	(25,709,355)	(19,384,888)
Class S Shares	(13,959,814)	(48,245,009)
Class T Shares	(262,699,254)	(427,510,912)
Net Increase/(Decrease) from Capital Share Transactions	(732,194,155)	(1,344,042,807)
Net Increase/(Decrease) in Net Assets	2,791,071,881	423,028,109
Net Assets:
Beginning of period	22,564,228,760	22,141,200,651
End of period	$25,355,300,641	$22,564,228,760

See Notes to Financial Statements.

32	MARCH 31, 2024

Janus Henderson Balanced Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.80	$35.92	$44.26	$38.77	$35.45	$35.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.70	0.34	0.34	0.49	0.60
Net realized and unrealized gain/(loss)	6.19	3.25	(6.67)	6.02	3.75	1.82
Total from Investment Operations	6.59	3.95	(6.33)	6.36	4.24	2.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.41)	(0.75)	(0.33)	(0.41)	(0.53)	(0.60)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.41)	(1.07)	(2.01)	(0.87)	(0.92)	(2.19)
Net Asset Value, End of Period	$44.98	$38.80	$35.92	$44.26	$38.77	$35.45
Total Return*	17.04%	11.04%	(15.13)%	16.58%	12.14%	7.73%
Net Assets, End of Period (in thousands)	$2,134,789	$1,865,079	$1,748,525	$1,963,351	$1,519,093	$1,082,508
Average Net Assets for the Period (in thousands)	$1,993,493	$1,873,611	$2,006,053	$1,788,265	$1,249,156	$905,165
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.89%	0.89%	0.89%	0.90%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.89%	0.89%	0.89%	0.90%	0.93%
Ratio of Net Investment Income/(Loss)	1.90%	1.80%	0.80%	0.80%	1.34%	1.78%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Balanced Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.29	$35.46	$43.74	$38.34	$35.09	$34.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.42	0.03	0.04	0.23	0.37
Net realized and unrealized gain/(loss)	6.12	3.21	(6.57)	5.95	3.71	1.79
Total from Investment Operations	6.36	3.63	(6.54)	5.99	3.94	2.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.48)	(0.06)	(0.13)	(0.30)	(0.38)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.25)	(0.80)	(1.74)	(0.59)	(0.69)	(1.97)
Net Asset Value, End of Period	$44.40	$38.29	$35.46	$43.74	$38.34	$35.09
Total Return*	16.65%	10.25%	(15.75)%	15.76%	11.37%	6.98%
Net Assets, End of Period (in thousands)	$2,178,865	$2,035,792	$2,180,941	$2,817,466	$2,415,890	$1,992,062
Average Net Assets for the Period (in thousands)	$2,104,257	$2,198,102	$2,683,015	$2,671,210	$2,207,746	$1,743,474
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.59%	1.60%	1.60%	1.61%	1.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.59%	1.60%	1.60%	1.61%	1.62%
Ratio of Net Investment Income/(Loss)	1.17%	1.10%	0.08%	0.10%	0.64%	1.10%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

34	MARCH 31, 2024

Janus Henderson Balanced Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.93	$36.04	$44.40	$38.89	$35.54	$35.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.78	0.41	0.42	0.56	0.68
Net realized and unrealized gain/(loss)	6.22	3.26	(6.68)	6.04	3.77	1.82
Total from Investment Operations	6.66	4.04	(6.27)	6.46	4.33	2.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.83)	(0.41)	(0.49)	(0.59)	(0.67)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.45)	(1.15)	(2.09)	(0.95)	(0.98)	(2.26)
Net Asset Value, End of Period	$45.14	$38.93	$36.04	$44.40	$38.89	$35.54
Total Return*	17.17%	11.24%	(14.97)%	16.80%	12.39%	7.95%
Net Assets, End of Period (in thousands)	$2,333,323	$2,049,685	$1,946,256	$2,362,421	$2,022,689	$1,860,900
Average Net Assets for the Period (in thousands)	$2,185,124	$2,083,254	$2,286,371	$2,246,350	$1,895,563	$1,759,287
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70%	0.70%	0.70%	0.71%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.70%	0.70%	0.71%	0.72%
Ratio of Net Investment Income/(Loss)	2.09%	1.99%	0.98%	0.99%	1.54%	2.00%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Balanced Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.94	$36.05	$44.41	$38.90	$35.55	$35.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.45	0.79	0.43	0.44	0.58	0.70
Net realized and unrealized gain/(loss)	6.22	3.26	(6.68)	6.04	3.77	1.83
Total from Investment Operations	6.67	4.05	(6.25)	6.48	4.35	2.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.84)	(0.43)	(0.51)	(0.61)	(0.70)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.46)	(1.16)	(2.11)	(0.97)	(1.00)	(2.29)
Net Asset Value, End of Period	$45.15	$38.94	$36.05	$44.41	$38.90	$35.55
Total Return*	17.18%	11.28%	(14.93)%	16.86%	12.45%	8.02%
Net Assets, End of Period (in thousands)	$11,114,387	$9,681,874	$9,457,091	$11,674,873	$7,688,726	$5,225,684
Average Net Assets for the Period (in thousands)	$10,372,325	$9,897,885	$11,504,986	$9,205,809	$6,311,815	$4,116,708
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of Net Investment Income/(Loss)	2.13%	2.03%	1.02%	1.04%	1.59%	2.07%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

36	MARCH 31, 2024

Janus Henderson Balanced Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.90	$36.01	$44.37	$38.86	$35.51	$35.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.47	0.83	0.47	0.48	0.61	0.73
Net realized and unrealized gain/(loss)	6.21	3.26	(6.69)	6.03	3.76	1.81
Total from Investment Operations	6.68	4.09	(6.22)	6.51	4.37	2.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.88)	(0.46)	(0.54)	(0.63)	(0.72)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.48)	(1.20)	(2.14)	(1.00)	(1.02)	(2.31)
Net Asset Value, End of Period	$45.10	$38.90	$36.01	$44.37	$38.86	$35.51
Total Return*	17.23%	11.39%	(14.87)%	16.96%	12.53%	8.07%
Net Assets, End of Period (in thousands)	$2,200,717	$1,993,794	$1,777,708	$1,611,032	$1,285,159	$946,741
Average Net Assets for the Period (in thousands)	$2,074,108	$1,950,264	$1,904,719	$1,562,471	$1,142,389	$1,651,136
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment Income/(Loss)	2.22%	2.12%	1.13%	1.12%	1.67%	2.19%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	37

Janus Henderson Balanced Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.52	$35.67	$43.96	$38.52	$35.23	$35.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.31	0.53	0.15	0.16	0.34	0.47
Net realized and unrealized gain/(loss)	6.15	3.23	(6.61)	5.97	3.73	1.80
Total from Investment Operations	6.46	3.76	(6.46)	6.13	4.07	2.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.59)	(0.15)	(0.23)	(0.39)	(0.47)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.32)	(0.91)	(1.83)	(0.69)	(0.78)	(2.06)
Net Asset Value, End of Period	$44.66	$38.52	$35.67	$43.96	$38.52	$35.23
Total Return*	16.81%	10.56%	(15.50)%	16.08%	11.71%	7.29%
Net Assets, End of Period (in thousands)	$410,418	$378,412	$368,360	$473,663	$404,420	$366,621
Average Net Assets for the Period (in thousands)	$391,734	$388,481	$456,123	$450,253	$375,839	$347,861
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.32%	1.32%	1.32%	1.32%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.31%	1.31%	1.32%	1.31%	1.32%	1.32%
Ratio of Net Investment Income/(Loss)	1.48%	1.38%	0.35%	0.38%	0.93%	1.39%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

38	MARCH 31, 2024

Janus Henderson Balanced Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.79	$35.91	$44.24	$38.76	$35.43	$35.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.63	0.25	0.27	0.43	0.55
Net realized and unrealized gain/(loss)	6.20	3.25	(6.65)	6.00	3.76	1.82
Total from Investment Operations	6.56	3.88	(6.40)	6.27	4.19	2.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.68)	(0.25)	(0.33)	(0.47)	(0.55)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.37)	(1.00)	(1.93)	(0.79)	(0.86)	(2.14)
Net Asset Value, End of Period	$44.98	$38.79	$35.91	$44.24	$38.76	$35.43
Total Return*	16.97%	10.84%	(15.29)%	16.35%	11.99%	7.56%
Net Assets, End of Period (in thousands)	$396,214	$355,150	$373,119	$566,156	$551,605	$551,985
Average Net Assets for the Period (in thousands)	$372,788	$378,178	$503,092	$570,377	$532,958	$549,514
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.07%	1.07%	1.07%	1.07%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.06%	1.07%	1.07%	1.07%	1.07%
Ratio of Net Investment Income/(Loss)	1.73%	1.62%	0.59%	0.63%	1.18%	1.64%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	39

Janus Henderson Balanced Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.87	$35.98	$44.34	$38.83	$35.49	$35.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.74	0.36	0.38	0.52	0.64
Net realized and unrealized gain/(loss)	6.21	3.26	(6.68)	6.02	3.76	1.82
Total from Investment Operations	6.63	4.00	(6.32)	6.40	4.28	2.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.79)	(0.36)	(0.43)	(0.55)	(0.64)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)	(1.59)
Total Dividends and Distributions	(0.43)	(1.11)	(2.04)	(0.89)	(0.94)	(2.23)
Net Asset Value, End of Period	$45.07	$38.87	$35.98	$44.34	$38.83	$35.49
Total Return*	17.11%	11.14%	(15.09)%	16.67%	12.26%	7.82%
Net Assets, End of Period (in thousands)	$4,586,589	$4,204,443	$4,289,200	$5,616,342	$6,473,729	$5,813,161
Average Net Assets for the Period (in thousands)	$4,373,598	$4,407,088	$5,242,961	$6,945,465	$6,067,333	$5,475,178
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.81%	0.81%	0.82%	0.82%
Ratio of Net Investment Income/(Loss)	1.98%	1.88%	0.87%	0.89%	1.43%	1.90%
Portfolio Turnover Rate(2)	36%	92%	79%	60%	90%	81%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

40	MARCH 31, 2024

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

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corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

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Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of this section.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is

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subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association

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(“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.

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When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pay the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

48	MARCH 31, 2024

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $200,828.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class A Shares paid CDSCs of $2,562 to the Distributor.

Janus Investment Fund	49

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $52,519.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

50	MARCH 31, 2024

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$17,066,027,588	$9,005,221,758	$(273,154,773)	$8,732,066,985

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$13,485,475	$ (4,885,842)	$ 8,599,633

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	51

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	4,213,059	$ 177,356,709	7,984,263	$ 311,626,980
Reinvested dividends and distributions	383,118	16,477,560	1,115,947	43,169,817
Shares repurchased	(5,213,069)	(218,659,190)	(9,702,113)	(377,387,903)
Net Increase/(Decrease)	(616,892)	$ (24,824,921)	(601,903)	$ (22,591,106)
Class C Shares:
Shares sold	2,597,808	$ 108,103,500	4,100,831	$ 157,996,733
Reinvested dividends and distributions	276,202	11,763,902	1,091,359	41,557,455
Shares repurchased	(6,958,529)	(287,690,251)	(13,528,146)	(519,927,174)
Net Increase/(Decrease)	(4,084,519)	$ (167,822,849)	(8,335,956)	$ (320,372,986)
Class D Shares:
Shares sold	1,265,851	$ 53,389,017	1,940,443	$ 76,037,964
Reinvested dividends and distributions	520,742	22,465,571	1,505,923	58,464,926
Shares repurchased	(2,747,976)	(115,092,136)	(4,797,981)	(187,665,861)
Net Increase/(Decrease)	(961,383)	$ (39,237,548)	(1,351,615)	$ (53,162,971)
Class I Shares:
Shares sold	21,649,911	$ 911,599,831	41,957,709	$1,639,492,005
Reinvested dividends and distributions	2,390,841	103,198,163	6,860,198	266,436,009
Shares repurchased	(26,528,114)	(1,113,995,557)	(62,503,724)	(2,434,584,745)
Net Increase/(Decrease)	(2,487,362)	$ (99,197,563)	(13,685,817)	$ (528,656,731)
Class N Shares:
Shares sold	4,615,838	$ 193,754,877	9,624,806	$ 377,003,532
Reinvested dividends and distributions	498,946	21,484,346	1,399,441	54,315,947
Shares repurchased	(7,579,902)	(313,982,074)	(9,130,790)	(355,437,683)
Net Increase/(Decrease)	(2,465,118)	$ (98,742,851)	1,893,457	$ 75,881,796
Class R Shares:
Shares sold	308,344	$ 12,829,752	884,073	$ 34,398,198
Reinvested dividends and distributions	69,292	2,962,250	234,688	9,004,543
Shares repurchased	(1,011,861)	(41,501,357)	(1,621,552)	(62,787,629)
Net Increase/(Decrease)	(634,225)	$ (25,709,355)	(502,791)	$ (19,384,888)
Class S Shares:
Shares sold	516,099	$ 21,841,070	1,281,058	$ 49,923,833
Reinvested dividends and distributions	75,255	3,237,797	247,780	9,572,309
Shares repurchased	(937,719)	(39,038,681)	(2,763,145)	(107,741,151)
Net Increase/(Decrease)	(346,365)	$ (13,959,814)	(1,234,307)	$ (48,245,009)
Class T Shares:
Shares sold	3,361,637	$ 141,527,574	6,986,634	$ 273,030,780
Reinvested dividends and distributions	1,011,096	43,541,620	3,149,345	122,020,159
Shares repurchased	(10,776,138)	(447,768,448)	(21,168,287)	(822,561,851)
Net Increase/(Decrease)	(6,403,405)	$ (262,699,254)	(11,032,308)	$ (427,510,912)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,228,214,455	$4,383,431,615	$ 4,166,004,039	$ 4,846,267,004

52	MARCH 31, 2024

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	53

Janus Henderson Balanced Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

54	MARCH 31, 2024

Janus Henderson Balanced Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

Janus Investment Fund	55

Janus Henderson Balanced Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Balanced Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

66	MARCH 31, 2024

Janus Henderson Balanced Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	67

Janus Henderson Balanced Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

68	MARCH 31, 2024

Janus Henderson Balanced Fund

Notes

NotesPage1

Janus Investment Fund	69

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93037 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Contrarian Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Contrarian Fund

Nick Schommer portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Contrarian Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Vertiv Holdings Co	2.69%	2.10%	Crown Holdings Inc	4.70%	-1.80%
Advanced Micro Devices Inc	3.81%	1.45%	Caesars Entertainment Inc	5.25%	-1.67%
Core & Main Inc - Class A	1.68%	0.97%	Sotera Health Co	2.32%	-1.18%
Howmet Aerospace Inc	4.77%	0.96%	Occidental Petroleum Corp	4.11%	-1.03%
Madrigal Pharmaceuticals Inc.	1.74%	0.87%	Beauty Health Co/The	0.93%	-0.93%

	5 Top Contributors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Industrials	3.12%	14.11%	8.53%
	Financials	0.53%	11.32%	12.88%
	Real Estate	0.06%	0.35%	2.38%
	Other**	-0.15%	1.01%	0.00%
	Energy	-0.24%	4.11%	4.04%

	5 Top Detractors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Materials	-1.60%	11.09%	2.36%
	Consumer Discretionary	-0.96%	12.09%	10.60%
	Utilities	-0.63%	6.46%	2.30%
	Communication Services	-0.46%	0.46%	8.83%
	Health Care	-0.32%	24.42%	12.79%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Contrarian Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Teleflex Inc
Health Care Equipment & Supplies	5.5%
Caesars Entertainment Inc
Hotels, Restaurants & Leisure	4.8%
Marvell Technology Inc
Semiconductor & Semiconductor Equipment	3.9%
Vertiv Holdings Co
Electrical Equipment	3.8%
Crown Holdings Inc
Containers & Packaging	3.8%
21.8%

Asset Allocation - (% of Net Assets)
Common Stocks	97.8%
Investment Companies	1.4%
Corporate Bonds	1.1%
Investments Purchased with Cash Collateral from Securities Lending	0.1%
Other	(0.4)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Contrarian Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	21.62%	20.36%	13.87%	9.04%	8.21%	0.99%	0.99%
Class A Shares at MOP	14.62%	13.41%	12.53%	8.40%	7.94%
Class C Shares at NAV	21.12%	19.44%	13.07%	8.27%	7.41%	1.73%	1.73%
Class C Shares at CDSC	20.12%	18.44%	13.07%	8.27%	7.41%
Class D Shares	21.77%	20.65%	14.13%	9.29%	8.41%	0.76%	0.76%
Class I Shares	21.79%	20.67%	14.17%	9.34%	8.45%	0.73%	0.73%
Class N Shares	21.84%	20.78%	14.28%	9.35%	8.42%	0.62%	0.62%
Class R Shares	21.36%	19.78%	13.30%	8.54%	7.72%	1.54%	1.47%
Class S Shares	21.52%	20.11%	13.60%	8.83%	8.00%	1.29%	1.21%
Class T Shares	21.71%	20.55%	14.02%	9.19%	8.35%	0.87%	0.87%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	7.77%
Morningstar Quartile - Class T Shares	-	3rd	1st	3rd	3rd
Morningstar Ranking - based on total returns for Mid-Cap Blend Funds	-	292/427	25/372	127/303	79/162

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs),

Janus Investment Fund	3

Janus Henderson Contrarian Fund (unaudited)

Performance

Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 29, 2000

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Contrarian Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,216.20	$4.93	$1,000.00	$1,020.55	$4.50	0.89%
Class C Shares	$1,000.00	$1,211.20	$9.07	$1,000.00	$1,016.80	$8.27	1.64%
Class D Shares	$1,000.00	$1,217.70	$3.55	$1,000.00	$1,021.80	$3.23	0.64%
Class I Shares	$1,000.00	$1,217.90	$3.44	$1,000.00	$1,021.90	$3.13	0.62%
Class N Shares	$1,000.00	$1,218.40	$2.83	$1,000.00	$1,022.45	$2.58	0.51%
Class R Shares	$1,000.00	$1,213.60	$7.47	$1,000.00	$1,018.25	$6.81	1.35%
Class S Shares	$1,000.00	$1,215.20	$6.04	$1,000.00	$1,019.55	$5.50	1.09%
Class T Shares	$1,000.00	$1,217.10	$4.10	$1,000.00	$1,021.30	$3.74	0.74%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Corporate Bonds– 1.1%
Personal Products – 1.1%
Beauty Health Co/The, 1.2500%, 10/1/26 (144A)((cost $48,003,351)	$62,000,000	$50,877,200
Common Stocks– 97.8%
Aerospace & Defense – 3.5%
Howmet Aerospace Inc	2,498,302	170,958,806
Banks – 7.7%
Cullen/Frost Bankers Inc	895,715	100,830,638
PNC Financial Services Group Inc/The	1,072,549	173,323,918
Western Alliance Bancorp	1,532,836	98,392,743
		372,547,299
Biotechnology – 8.3%
AbbVie Inc	844,368	153,759,413
Amicus Therapeutics Inc*	5,144,567	60,602,999
Argenx SE (ADR)*	150,592	59,291,082
Madrigal Pharmaceuticals Inc*	319,654	85,360,404
Vaxcyte Inc*	627,534	42,866,847
		401,880,745
Capital Markets – 2.4%
Intercontinental Exchange Inc	682,353	93,775,773
Patria Investments Ltd - Class A	1,372,637	20,369,933
		114,145,706
Consumer Finance – 2.6%
Capital One Financial Corp	851,211	126,736,806
Containers & Packaging – 3.8%
Crown Holdings Inc	2,296,350	182,008,701
Diversified Financial Services – 0.8%
Apollo Global Management Inc	361,786	40,682,836
Diversified Telecommunication Services – 0.2%
AST SpaceMobile Inc*,#	2,740,929	7,948,694
Electric Utilities – 3.1%
American Electric Power Co Inc	1,751,818	150,831,530
Electrical Equipment – 3.8%
Vertiv Holdings Co	2,246,152	183,443,234
Health Care Equipment & Supplies – 8.0%
Globus Medical Inc*	1,483,194	79,558,526
Lantheus Holdings Inc*	684,283	42,589,774
Teleflex Inc	1,173,159	265,333,371
		387,481,671
Health Care Providers & Services – 1.3%
Surgery Partners Inc*	2,060,683	61,470,174
Hotels, Restaurants & Leisure – 7.9%
Caesars Entertainment Inc*	5,241,335	229,255,993
Sportradar Group AG - Class A*	3,614,709	42,075,213
Wynn Resorts Ltd	1,071,062	109,494,668
		380,825,874
Life Sciences Tools & Services – 2.0%
Sotera Health Co*	7,854,805	94,375,331
Machinery – 2.8%
Chart Industries Inc*	821,624	135,337,905
Metals & Mining – 7.0%
Constellium SE*,£	7,903,948	174,756,290
Freeport-McMoRan Inc	3,477,703	163,521,595
		338,277,885
Multiline Retail – 3.7%
Amazon.com Inc*	986,654	177,972,648
Multi-Utilities – 3.5%
Sempra Energy	2,346,020	168,514,617
Oil, Gas & Consumable Fuels – 3.7%
Occidental Petroleum Corp	2,733,818	177,670,832

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Personal Products – 1.0%
Beauty Health Co/The*,#,£	11,117,965	$49,363,765
Pharmaceuticals – 2.2%
Catalent Inc*	1,885,269	106,423,435
Semiconductor & Semiconductor Equipment – 7.4%
Advanced Micro Devices Inc*	921,730	166,363,048
Marvell Technology Inc	2,656,271	188,276,488
		354,639,536
Software – 6.2%
Oracle Corp	1,264,246	158,801,940
Workday Inc - Class A*	517,343	141,105,303
		299,907,243
Specialty Retail – 1.3%
Signet Jewelers Ltd	632,603	63,304,582
Trading Companies & Distributors – 3.6%
Core & Main Inc - Class A*	1,691,820	96,856,695
Ferguson PLC	356,546	77,880,343
		174,737,038
Total Common Stocks (cost $3,644,599,815)		4,721,486,893
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $65,506,647)	65,493,548	65,506,647
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	5,538,633	5,538,633
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$1,384,658	1,384,658
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,923,291)		6,923,291
Total Investments (total cost $3,765,033,104) – 100.4%		4,844,794,031
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(18,460,808)
Net Assets – 100%		$4,826,333,223

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,548,301,513	93.9%
Netherlands	174,756,290	3.6
Belgium	59,291,082	1.2
Switzerland	42,075,213	0.9
Cayman Islands	20,369,933	0.4

Total	$4,844,794,031	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/24
Common Stocks - 4.6%
Metals & Mining - 3.6%
Constellium SE*	$-	$-	$30,904,436	$174,756,290
Personal Products - 1.0%
Beauty Health Co/The*	-	(11,701,751)	(10,997,701)	49,363,765
Total Common Stocks	$-	$(11,701,751)	$19,906,735	$224,120,055
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	1,234,234	2,068	(14,901)	65,506,647
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	29,595∆	-	-	5,538,633
Total Affiliated Investments - 6.1%	$1,263,829	$(11,699,683)	$19,891,834	$295,165,335

(1) For securities that were affiliated for a portion of the period ended March 31, 2024, this column reflects amounts for the entire period ended March 31, 2024 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Common Stocks - 4.6%
Metals & Mining - 3.6%
Constellium SE*	143,851,854	-	-	174,756,290
Personal Products - 1.0%
Beauty Health Co/The*	68,617,718	5,857,685	(2,412,186)	49,363,765
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	128,368,565	575,981,891	(638,830,976)	65,506,647
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	5,000	91,412,918	(85,879,285)	5,538,633

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Merrill Lynch:

Marvell Technology Inc	7,500	90.00	USD	4/19/24	$(53,160,000)	$600,000	$489,271	$(110,729)
						600,000	489,271	(110,729)

Morgan Stanley:

Vertiv Holdings Co	10,000	90.00	USD	4/19/24	(81,670,000)	1,065,000	(476,595)	(1,541,595)
						1,065,000	(476,595)	(1,541,595)
Total - Written Call Options						1,665,000	12,676	(1,652,324)
Total OTC Written Options						$1,665,000	$12,676	$(1,652,324)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Equity Contracts

Liability Derivatives:
Options written, at value	$1,652,324

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$2,571,344

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$ (61,028)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Options:
Average value of option contracts written	$451,439

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$6,642,972	$—	$(6,642,972)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Merrill Lynch	$110,729	$—	$—	$110,729
Morgan Stanley	1,541,595	—	—	1,541,595

Total	$1,652,324	$—	$—	$1,652,324
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Schedule of Investments and Other Information (unaudited)

S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $50,877,200, which represents 1.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$50,877,200	$-
Common Stocks	4,721,486,893	-	-
Investment Companies	-	65,506,647	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,923,291	-
Total Assets	$4,721,486,893	$123,307,138	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$1,652,324	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	11

Janus Henderson Contrarian Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Assets:
Unaffiliated investments, at value (cost $3,481,681,571)(1)	$4,549,628,696
Affiliated investments, at value (cost $283,351,533)	295,165,335
Cash	307,059
Deposits with brokers for OTC derivatives	1,750,000
Trustees' deferred compensation	133,617
Receivables:
Dividends	2,390,778
Fund shares sold	1,303,796
Interest	387,500
Dividends from affiliates	187,621
Other assets	37,437
Total Assets	4,851,291,839
Liabilities:
Collateral for securities loaned (Note 3)	6,923,291
Options written, at value (premiums received $1,665,000)	1,652,324
Payables:	—
Investments purchased	10,084,023
Fund shares repurchased	3,149,928
Advisory fees	1,982,670
Transfer agent fees and expenses	705,758
Trustees' deferred compensation fees	133,617
Professional fees	40,038
12b-1 Distribution and shareholder servicing fees	32,814
Trustees' fees and expenses	23,267
Affiliated fund administration fees payable	9,998
Custodian fees	6,394
Accrued expenses and other payables	214,494
Total Liabilities	24,958,616
Commitments and contingent liabilities (Note 4)
Net Assets	$4,826,333,223

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Contrarian Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,523,047,763
Total distributable earnings (loss)	1,303,285,460
Total Net Assets	$4,826,333,223
Net Assets - Class A Shares	$69,398,717
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,478,971
Net Asset Value Per Share(2)	$27.99
Maximum Offering Price Per Share(3)	$29.70
Net Assets - Class C Shares	$20,682,169
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	834,551
Net Asset Value Per Share(2)	$24.78
Net Assets - Class D Shares	$2,816,358,169
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	100,050,540
Net Asset Value Per Share	$28.15
Net Assets - Class I Shares	$737,456,132
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	26,199,230
Net Asset Value Per Share	$28.15
Net Assets - Class N Shares	$130,309,025
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,639,850
Net Asset Value Per Share	$28.08
Net Assets - Class R Shares	$2,177,391
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	81,922
Net Asset Value Per Share	$26.58
Net Assets - Class S Shares	$1,356,560
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,591
Net Asset Value Per Share	$27.92
Net Assets - Class T Shares	$1,048,595,060
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	37,291,658
Net Asset Value Per Share	$28.12

(1) Includes $6,642,972 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Contrarian Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$23,812,804
Interest	2,005,495
Dividends from affiliates	1,234,234
Affiliated securities lending income, net	29,595
Unaffiliated securities lending income, net	8,327
Other income	9,374
Total Investment Income	27,099,829
Expenses:
Advisory fees	10,632,474
12b-1 Distribution and shareholder servicing fees:
Class A Shares	80,127
Class C Shares	103,376
Class R Shares	4,384
Class S Shares	2,010
Transfer agent administrative fees and expenses:
Class D Shares	1,442,958
Class R Shares	2,192
Class S Shares	2,002
Class T Shares	1,200,332
Transfer agent networking and omnibus fees:
Class A Shares	41,494
Class C Shares	9,379
Class I Shares	413,882
Other transfer agent fees and expenses:
Class A Shares	1,747
Class C Shares	473
Class D Shares	163,673
Class I Shares	17,647
Class N Shares	2,227
Class R Shares	82
Class S Shares	36
Class T Shares	5,083
Shareholder reports expense	153,620
Registration fees	105,143
Affiliated fund administration fees	54,962
Trustees’ fees and expenses	46,481
Professional fees	38,792
Custodian fees	11,610
Other expenses	145,754
Total Expenses	14,681,940
Less: Excess Expense Reimbursement and Waivers	(70,607)
Net Expenses	14,611,333
Net Investment Income/(Loss)	12,488,496

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Contrarian Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments	$237,930,538
Investments in affiliates	(11,699,683)
Written options contracts	2,571,344
Total Net Realized Gain/(Loss) on Investments	228,802,199
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	624,474,291
Investments in affiliates	19,891,834
Written options contracts	(61,028)
Total Change in Unrealized Net Appreciation/Depreciation	644,305,097
Net Increase/(Decrease) in Net Assets Resulting from Operations	$885,595,792

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Contrarian Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$12,488,496	$28,262,476
Net realized gain/(loss) on investments	228,802,199	315,309,714
Change in unrealized net appreciation/depreciation	644,305,097	387,135,264
Net Increase/(Decrease) in Net Assets Resulting from Operations	885,595,792	730,707,454
Dividends and Distributions to Shareholders:
Class A Shares	(4,414,559)	(147,675)
Class C Shares	(1,412,725)	—
Class D Shares	(176,139,953)	(12,243,408)
Class I Shares	(50,419,610)	(4,035,161)
Class N Shares	(7,305,343)	(561,120)
Class R Shares	(114,958)	—
Class S Shares	(117,472)	(2,546)
Class T Shares	(66,863,860)	(3,822,339)
Net Decrease from Dividends and Distributions to Shareholders	(306,788,480)	(20,812,249)
Capital Share Transactions:
Class A Shares	(257,685)	(3,186,206)
Class C Shares	(1,093,266)	(6,142,209)
Class D Shares	80,907,466	(115,315,196)
Class I Shares	(85,443,628)	(152,356,435)
Class N Shares	34,114,056	(17,398,009)
Class R Shares	150,625	(113,805)
Class S Shares	(638,518)	135,946
Class T Shares	(11,021,373)	(91,145,150)
Net Increase/(Decrease) from Capital Share Transactions	16,717,677	(385,521,064)
Net Increase/(Decrease) in Net Assets	595,524,989	324,374,141
Net Assets:
Beginning of period	4,230,808,234	3,906,434,093
End of period	$4,826,333,223	$4,230,808,234

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Contrarian Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.74	$20.87	$31.37	$22.46	$21.63	$21.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.11	0.03	0.04	0.12	0.12
Net realized and unrealized gain/(loss)	5.00	3.82	(7.74)	9.28	3.17	1.36
Total from Investment Operations	5.04	3.93	(7.71)	9.32	3.29	1.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.06)	(0.05)	(0.10)	(0.14)	(0.04)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.79)	(0.06)	(2.79)	(0.41)	(2.46)	(1.46)
Net Asset Value, End of Period	$27.99	$24.74	$20.87	$31.37	$22.46	$21.63
Total Return*	21.62%	18.86%	(26.77)%	41.82%	16.01%	8.76%
Net Assets, End of Period (in thousands)	$69,399	$61,193	$54,652	$63,005	$28,123	$20,126
Average Net Assets for the Period (in thousands)	$64,437	$60,544	$66,066	$45,546	$23,713	$17,754
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.99%	1.08%	1.12%	0.97%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.99%	1.08%	1.12%	0.97%	0.94%
Ratio of Net Investment Income/(Loss)	0.34%	0.44%	0.11%	0.14%	0.60%	0.58%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Contrarian Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.11	$18.72	$28.59	$20.55	$19.98	$20.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.05)	(0.15)	(0.14)	(0.03)	(0.02)
Net realized and unrealized gain/(loss)	4.43	3.44	(6.98)	8.49	2.92	1.26
Total from Investment Operations	4.38	3.39	(7.13)	8.35	2.89	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Net Asset Value, End of Period	$24.78	$22.11	$18.72	$28.59	$20.55	$19.98
Total Return*	21.12%	18.11%	(27.34)%	40.91%	15.20%	8.08%
Net Assets, End of Period (in thousands)	$20,682	$19,460	$21,790	$21,150	$7,178	$10,556
Average Net Assets for the Period (in thousands)	$19,420	$21,949	$24,560	$12,788	$9,451	$12,089
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.68%	1.82%	1.81%	1.63%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.64%	1.68%	1.82%	1.81%	1.63%	1.58%
Ratio of Net Investment Income/(Loss)	(0.41)%	(0.24)%	(0.63)%	(0.52)%	(0.15)%	(0.10)%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Contrarian Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.90	$21.01	$31.54	$22.56	$21.70	$21.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.17	0.09	0.10	0.17	0.16
Net realized and unrealized gain/(loss)	5.02	3.84	(7.79)	9.33	3.19	1.37
Total from Investment Operations	5.10	4.01	(7.70)	9.43	3.36	1.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.12)	(0.09)	(0.14)	(0.18)	(0.06)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.85)	(0.12)	(2.83)	(0.45)	(2.50)	(1.48)
Net Asset Value, End of Period	$28.15	$24.90	$21.01	$31.54	$22.56	$21.70
Total Return*	21.77%	19.15%	(26.60)%	42.18%	16.29%	8.99%
Net Assets, End of Period (in thousands)	$2,816,358	$2,400,757	$2,122,792	$3,021,999	$2,152,848	$1,988,711
Average Net Assets for the Period (in thousands)	$2,539,092	$2,445,180	$2,758,198	$2,773,321	$1,994,412	$1,855,826
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.76%	0.86%	0.90%	0.72%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.76%	0.86%	0.90%	0.72%	0.71%
Ratio of Net Investment Income/(Loss)	0.59%	0.67%	0.33%	0.34%	0.83%	0.80%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Contrarian Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.90	$21.01	$31.55	$22.58	$21.73	$21.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.17	0.10	0.14	0.18	0.17
Net realized and unrealized gain/(loss)	5.02	3.85	(7.79)	9.30	3.20	1.37
Total from Investment Operations	5.10	4.02	(7.69)	9.44	3.38	1.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.11)	(0.16)	(0.21)	(0.07)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.85)	(0.13)	(2.85)	(0.47)	(2.53)	(1.49)
Net Asset Value, End of Period	$28.15	$24.90	$21.01	$31.55	$22.58	$21.73
Total Return*	21.79%	19.18%	(26.57)%	42.18%	16.37%	9.05%
Net Assets, End of Period (in thousands)	$737,456	$730,721	$754,492	$679,220	$79,528	$90,754
Average Net Assets for the Period (in thousands)	$722,576	$753,968	$815,397	$316,791	$86,316	$59,058
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.73%	0.83%	0.85%	0.66%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.73%	0.83%	0.85%	0.66%	0.65%
Ratio of Net Investment Income/(Loss)	0.61%	0.70%	0.36%	0.48%	0.84%	0.85%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Contrarian Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.86	$20.98	$31.50	$22.54	$21.68	$21.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.20	0.12	0.13	0.20	0.19
Net realized and unrealized gain/(loss)	5.01	3.84	(7.77)	9.31	3.20	1.36
Total from Investment Operations	5.10	4.04	(7.65)	9.44	3.40	1.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.16)	(0.13)	(0.17)	(0.22)	(0.08)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.88)	(0.16)	(2.87)	(0.48)	(2.54)	(1.50)
Net Asset Value, End of Period	$28.08	$24.86	$20.98	$31.50	$22.54	$21.68
Total Return*	21.84%	19.30%	(26.50)%	42.28%	16.50%	9.16%
Net Assets, End of Period (in thousands)	$130,309	$81,340	$83,560	$78,699	$48,111	$39,056
Average Net Assets for the Period (in thousands)	$105,873	$87,373	$98,909	$60,719	$39,349	$28,593
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.51%	0.62%	0.73%	0.77%	0.58%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.62%	0.73%	0.77%	0.58%	0.58%
Ratio of Net Investment Income/(Loss)	0.70%	0.82%	0.46%	0.46%	0.97%	0.92%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Contrarian Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.55	$19.91	$30.14	$21.62	$20.88	$20.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.01)	(0.09)	(0.10)	0.01	0.01
Net realized and unrealized gain/(loss)	4.76	3.65	(7.40)	8.93	3.05	1.32
Total from Investment Operations	4.74	3.64	(7.49)	8.83	3.06	1.33
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Net Asset Value, End of Period	$26.58	$23.55	$19.91	$30.14	$21.62	$20.88
Total Return*	21.36%	18.28%	(27.11)%	41.11%	15.37%	8.21%
Net Assets, End of Period (in thousands)	$2,177	$1,794	$1,628	$1,450	$410	$780
Average Net Assets for the Period (in thousands)	$1,763	$1,720	$1,877	$1,227	$804	$695
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.43%	1.54%	1.62%	1.76%	1.70%	1.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.46%	1.55%	1.61%	1.50%	1.48%
Ratio of Net Investment Income/(Loss)	(0.13)%	(0.03)%	(0.36)%	(0.33)%	0.07%	0.04%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Contrarian Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.64	$20.80	$31.34	$22.41	$21.55	$21.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.05	(0.02)	(0.03)	0.05	0.07
Net realized and unrealized gain/(loss)	5.00	3.82	(7.74)	9.27	3.18	1.37
Total from Investment Operations	5.01	3.87	(7.76)	9.24	3.23	1.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.04)	—	(0.05)	—
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.73)	(0.03)	(2.78)	(0.31)	(2.37)	(1.42)
Net Asset Value, End of Period	$27.92	$24.64	$20.80	$31.34	$22.41	$21.55
Total Return*	21.52%	18.64%	(26.94)%	41.49%	15.71%	8.52%
Net Assets, End of Period (in thousands)	$1,357	$1,796	$1,402	$739	$451	$1,032
Average Net Assets for the Period (in thousands)	$1,612	$1,782	$1,622	$628	$756	$996
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.19%	1.29%	1.41%	1.74%	1.46%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.21%	1.30%	1.35%	1.21%	1.18%
Ratio of Net Investment Income/(Loss)	0.11%	0.21%	(0.08)%	(0.09)%	0.27%	0.33%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Contrarian Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.86	$20.97	$31.48	$22.54	$21.68	$21.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.14	0.06	0.07	0.15	0.14
Net realized and unrealized gain/(loss)	5.02	3.85	(7.77)	9.30	3.19	1.38
Total from Investment Operations	5.08	3.99	(7.71)	9.37	3.34	1.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.10)	(0.06)	(0.12)	(0.16)	(0.05)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)	(1.42)
Total Dividends and Distributions	(1.82)	(0.10)	(2.80)	(0.43)	(2.48)	(1.47)
Net Asset Value, End of Period	$28.12	$24.86	$20.97	$31.48	$22.54	$21.68
Total Return*	21.71%	19.04%	(26.66)%	41.94%	16.22%	8.92%
Net Assets, End of Period (in thousands)	$1,048,595	$933,747	$866,118	$1,259,649	$773,177	$730,400
Average Net Assets for the Period (in thousands)	$965,384	$967,704	$1,149,894	$1,076,107	$731,491	$652,848
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.87%	0.98%	1.01%	0.82%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.85%	0.96%	1.00%	0.81%	0.79%
Ratio of Net Investment Income/(Loss)	0.49%	0.58%	0.23%	0.24%	0.73%	0.72%
Portfolio Turnover Rate	20%	45%	48%	37%	68%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	25

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

26	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	27

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

28	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)

Janus Investment Fund	29

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

"exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

30	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund

Janus Investment Fund	31

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,642,972. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $6,923,291, resulting in the net amount due to the counterparty of $280,319.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a

32	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the S&P 500® Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.48%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on

Janus Investment Fund	33

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $7,458.

34	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $759.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	35

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,773,163,886	$1,290,647,811	$(219,017,666)	$ 1,071,630,145

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,665,000	$ 489,271	$ (476,595)	$ 12,676

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

36	MARCH 31, 2024

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	194,669	$ 4,865,294	554,974	$ 13,696,151
Reinvested dividends and distributions	151,076	3,604,673	5,300	120,670
Shares repurchased	(340,038)	(8,727,652)	(705,723)	(17,003,027)
Net Increase/(Decrease)	5,707	$ (257,685)	(145,449)	$ (3,186,206)
Class C Shares:
Shares sold	55,432	$ 1,251,278	123,754	$ 2,717,559
Reinvested dividends and distributions	60,721	1,285,470	-	-
Shares repurchased	(161,920)	(3,630,014)	(407,137)	(8,859,768)
Net Increase/(Decrease)	(45,767)	$ (1,093,266)	(283,383)	$ (6,142,209)
Class D Shares:
Shares sold	1,120,325	$ 28,871,860	2,108,543	$ 52,624,907
Reinvested dividends and distributions	7,083,881	169,800,627	516,912	11,821,791
Shares repurchased	(4,587,307)	(117,765,021)	(7,250,314)	(179,761,894)
Net Increase/(Decrease)	3,616,899	$ 80,907,466	(4,624,859)	$ (115,315,196)
Class I Shares:
Shares sold	4,400,020	$ 111,762,614	12,046,906	$ 297,800,842
Reinvested dividends and distributions	2,044,919	49,016,708	171,713	3,925,364
Shares repurchased	(9,596,018)	(246,222,950)	(18,785,036)	(454,082,641)
Net Increase/(Decrease)	(3,151,079)	$ (85,443,628)	(6,566,417)	$ (152,356,435)
Class N Shares:
Shares sold	1,675,389	$ 42,435,821	1,026,556	$ 24,807,376
Reinvested dividends and distributions	299,543	7,162,066	24,281	553,853
Shares repurchased	(607,085)	(15,483,831)	(1,762,087)	(42,759,238)
Net Increase/(Decrease)	1,367,847	$ 34,114,056	(711,250)	$ (17,398,009)
Class R Shares:
Shares sold	16,510	$ 409,899	17,389	$ 404,875
Reinvested dividends and distributions	4,976	112,915	-	-
Shares repurchased	(15,736)	(372,189)	(23,015)	(518,680)
Net Increase/(Decrease)	5,750	$ 150,625	(5,626)	$ (113,805)
Class S Shares:
Shares sold	6,342	$ 161,041	23,161	$ 558,042
Reinvested dividends and distributions	4,934	117,472	112	2,546
Shares repurchased	(35,572)	(917,031)	(17,764)	(424,642)
Net Increase/(Decrease)	(24,296)	$ (638,518)	5,509	$ 135,946
Class T Shares:
Shares sold	1,204,635	$ 30,808,225	2,521,868	$ 63,036,935
Reinvested dividends and distributions	2,749,409	65,875,840	164,102	3,749,719
Shares repurchased	(4,227,503)	(107,705,438)	(6,426,888)	(157,931,804)
Net Increase/(Decrease)	(273,459)	$ (11,021,373)	(3,740,918)	$ (91,145,150)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 890,345,973	$ 1,135,333,944	$ -	$ -

Janus Investment Fund	37

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

38	MARCH 31, 2024

Janus Henderson Contrarian Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	47

Janus Henderson Contrarian Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

48	MARCH 31, 2024

Janus Henderson Contrarian Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	49

Janus Henderson Contrarian Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

50	MARCH 31, 2024

Janus Henderson Contrarian Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	51

Janus Henderson Contrarian Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

52	MARCH 31, 2024

Janus Henderson Contrarian Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93038 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Emerging Markets Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Emerging Markets Fund

Matthew Culley co-portfolio manager	Daniel J. Graña co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Emerging Markets Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Taiwan Semiconductor Manufacturing Co Ltd	9.46%	0.91%	AIA Group Ldt	3.02%	-0.88%
MakeMyTrip Ltd	1.76%	0.91%	One 97 Communications Ltd	0.90%	-0.72%
NU Holdings Ltd/Cayman Islands - Class A	1.58%	0.71%	New Horizon Health Ltd	1.92%	-0.66%
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd	1.17%	0.66%	BYD Co Ltd	2.21%	-0.55%
Kalyan Jewellers India Ltd	0.71%	0.58%	HDFC Bank Ltd	3.74%	-0.51%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI Emerging Markets Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	2.02%	11.16%	12.88%
	Information Technology	1.07%	25.37%	21.87%
	Communication Services	0.59%	7.94%	9.06%
	Real Estate	0.29%	0.00%	1.62%
	Consumer Staples	0.05%	6.49%	6.75%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI Emerging Markets Index
		Contribution	Average Weight	Average Weight
	Financials	-1.42%	22.85%	22.53%
	Health Care	-1.10%	9.25%	3.73%
	Materials	-0.39%	1.98%	7.56%
	Utilities	-0.33%	0.28%	2.72%
	Energy	-0.31%	1.88%	5.31%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Emerging Markets Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Samsung Electronics Co Ltd
Technology Hardware, Storage & Peripherals	9.9%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	8.9%
HDFC Bank Ltd
Banks	3.5%
BBB Foods Inc - Class A
Food & Staples Retailing	3.0%
Wal-Mart de Mexico SAB de CV
Food & Staples Retailing	2.7%
28.0%

Asset Allocation - (% of Net Assets)
Common Stocks	95.1%
Investment Companies	2.9%
Preferred Stocks	1.0%
Private Placements	0.1%
Other	0.9%
100.0%

Emerging markets comprised 88.9% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Emerging Markets Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	9.72%	5.69%	1.06%	1.54%	0.50%	1.96%	1.38%
Class A Shares at MOP	3.44%	-0.36%	-0.13%	0.94%	0.05%
Class C Shares at NAV	9.38%	4.85%	0.30%	0.78%	-0.25%	2.98%	2.13%
Class C Shares at CDSC	8.38%	3.85%	0.30%	0.78%	-0.25%
Class D Shares	9.91%	5.91%	1.25%	1.64%	0.57%	1.76%	1.20%
Class I Shares	9.95%	5.94%	1.32%	1.79%	0.76%	1.65%	1.13%
Class N Shares	9.96%	5.96%	1.38%	1.79%	0.69%	1.53%	1.04%
Class S Shares	9.62%	5.52%	0.93%	1.35%	0.28%	5.71%	1.54%
Class T Shares	9.69%	5.69%	1.15%	1.54%	0.48%	1.97%	1.28%
MSCI Emerging Markets Index	10.42%	8.15%	2.22%	2.95%	1.70%
Morningstar Quartile - Class I Shares	-	4th	4th	4th	4th
Morningstar Ranking - based on total returns for Diversified Emerging Markets Funds	-	605/816	510/685	406/529	312/375

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Emerging Markets Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017 are those for Henderson Emerging Markets Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares, Class C Shares and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on December 31, 2010. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – December 31, 2010

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Emerging Markets Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,097.20	$7.24	$1,000.00	$1,018.10	$6.96	1.38%
Class C Shares	$1,000.00	$1,093.80	$10.99	$1,000.00	$1,014.50	$10.58	2.10%
Class D Shares	$1,000.00	$1,099.10	$6.24	$1,000.00	$1,019.05	$6.01	1.19%
Class I Shares	$1,000.00	$1,099.50	$5.83	$1,000.00	$1,019.45	$5.60	1.11%
Class N Shares	$1,000.00	$1,099.60	$5.46	$1,000.00	$1,019.80	$5.25	1.04%
Class S Shares	$1,000.00	$1,096.20	$8.07	$1,000.00	$1,017.30	$7.77	1.54%
Class T Shares	$1,000.00	$1,096.90	$6.71	$1,000.00	$1,018.60	$6.46	1.28%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 95.1%
Automobiles – 3.9%
BYD Co Ltd	46,500	$1,197,746
Eicher Motors Ltd	21,167	1,020,133
		2,217,879
Banks – 18.4%
Bank Negara Indonesia Persero Tbk PT	2,433,600	905,883
BDO Unibank Inc	315,780	868,161
Grupo Financiero Banorte SAB de CV	123,489	1,310,234
Hana Financial Group Inc	14,763	645,970
HDFC Bank Ltd	114,749	1,992,207
ICICI Bank Ltd	96,132	1,260,243
KB Financial Group Inc	14,477	756,061
NU Holdings Ltd/Cayman Islands - Class A*	49,141	586,252
Saudi British Bank	100,171	1,108,441
Vietnam Technological & Commercial Joint Stock Bank*	501,500	971,037
		10,404,489
Beverages – 2.8%
Becle SAB de CV	416,460	982,099
ZJLD Group Inc (144A)*	443,200	617,231
		1,599,330
Biotechnology – 2.5%
CANbridge Pharmaceuticals Inc*	597,481	23,283
Legend Biotech Corp (ADR)*	8,647	485,010
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd*	17,700	350,531
Zai Lab Ltd*	350,100	577,036
		1,435,860
Capital Markets – 0.6%
CITIC Securities Co Ltd	200,000	329,641
Chemicals – 0.7%
Fertiglobe PLC	544,219	414,971
Communications Equipment – 1.0%
Accton Technology Corp	39,000	558,832
Containers & Packaging – 1.3%
EPL Ltd	340,440	731,927
Electrical Equipment – 2.1%
Contemporary Amperex Technology Co Ltd - Class A	31,662	823,072
KEI Industries Ltd	9,277	384,862
		1,207,934
Electronic Equipment, Instruments & Components – 1.7%
E Ink Holdings Inc	58,000	411,463
Sinbon Electronics Co Ltd	65,000	568,786
		980,249
Food & Staples Retailing – 6.9%
BBB Foods Inc - Class A*	70,336	1,672,590
BGF retail Co Ltd	7,569	657,881
Wal-Mart de Mexico SAB de CV	386,246	1,556,806
		3,887,277
Health Care Equipment & Supplies – 1.8%
Angelalign Technology Inc (144A)	55,400	532,291
Shenzhen Mindray Bio-Medical Electronics Co Ltd - Class A	13,259	511,025
		1,043,316
Health Care Providers & Services – 1.3%
New Horizon Health Ltd (144A)*	400,000	722,654
Hotels, Restaurants & Leisure – 3.3%
H World Group Ltd	289,500	1,120,760
MakeMyTrip Ltd*	10,848	770,750
		1,891,510
Information Technology Services – 2.3%
Globant SA*	3,146	635,177

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Locaweb Servicos de Internet SA (144A)	573,941	$668,398
		1,303,575
Insurance – 3.8%
AIA Group Ltd	201,000	1,349,553
HDFC Life Insurance Co Ltd (144A)	108,875	826,835
		2,176,388
Interactive Media & Services – 2.6%
Tencent Holdings Ltd	37,500	1,455,594
Life Sciences Tools & Services – 0.9%
Syngene International Ltd (144A)	58,976	496,821
Machinery – 1.0%
Shenzhen Inovance Technology Co Ltd - Class A	66,224	549,252
Metals & Mining – 0.7%
Ivanhoe Mines Ltd*	33,542	400,206
Multiline Retail – 3.2%
Allegro.eu SA (144A)*	132,287	1,096,372
MercadoLibre Inc*	462	698,526
		1,794,898
Oil, Gas & Consumable Fuels – 2.0%
3R Petroleum Oleo e Gas SA*	169,340	1,114,030
Pharmaceuticals – 1.2%
Structure Therapeutics Inc (ADR)*	12,966	555,723
Zhaoke Ophthalmology Ltd (144A)*	516,500	104,267
		659,990
Road & Rail – 2.2%
Full Truck Alliance Co (ADR)*	170,076	1,236,453
Semiconductor & Semiconductor Equipment – 12.5%
ASM Pacific Technology Ltd	53,500	672,621
SK Hynix Inc	8,610	1,139,813
StarPower Semiconductor Ltd - Class A	12,249	244,508
Taiwan Semiconductor Manufacturing Co Ltd	209,000	5,022,845
		7,079,787
Technology Hardware, Storage & Peripherals – 9.9%
Samsung Electronics Co Ltd	93,728	5,626,047
Textiles, Apparel & Luxury Goods – 0.7%
Kalyan Jewellers India Ltd	72,521	372,007
Transportation Infrastructure – 1.1%
International Container Terminal Services Inc	104,700	594,376
Wireless Telecommunication Services – 2.7%
Bharti Airtel Ltd	105,058	1,547,699
Total Common Stocks (cost $48,765,345)		53,832,992
Preferred Stocks– 1.0%
Automobiles – 1.0%
Hyundai Motor Co((cost $575,263)	4,871	571,049
Private Placements– 0.1%
Health Care Providers & Services – 0.1%
API Holdings Private Ltd*,¢,§((cost $550,876)	758,340	44,010
Investment Companies– 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $1,668,040)	1,667,706	1,668,040
Total Investments (total cost $51,559,524) – 99.1%		56,116,091
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		504,959
Net Assets – 100%		$56,621,050

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$10,395,344	18.5%
India	9,447,494	16.8
South Korea	9,396,821	16.8
Taiwan	6,561,926	11.7
Mexico	5,521,729	9.8
United States	3,343,950	6.0
Brazil	2,368,680	4.2
Hong Kong	2,022,174	3.6
Philippines	1,462,537	2.6
Saudi Arabia	1,108,441	2.0
Poland	1,096,372	2.0
Vietnam	971,037	1.7
Indonesia	905,883	1.6
Argentina	698,526	1.3
United Arab Emirates	414,971	0.7
Canada	400,206	0.7

Total	$56,116,091	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$57,277	$(4)	$(242)	$1,668,040

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	2,454,590	9,645,660	(10,431,964)	1,668,040

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM reflects the equity market performance of emerging markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $5,064,869, which represents 8.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $44,010, which represents 0.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of March 31, 2024)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$550,876	$44,010	0.1%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$9,536,328	$868,161	$-
Health Care Providers & Services	-	722,654	-
Transportation Infrastructure	-	594,376	-
All Other	42,111,473	-	-
Preferred Stocks	571,049	-	-
Private Placements	-	-	44,010
Investment Companies	-	1,668,040	-
Total Assets	$52,218,850	$3,853,231	$44,010

Janus Investment Fund	9

Janus Henderson Emerging Markets Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $49,891,484)	$54,448,051
Affiliated investments, at value (cost $1,668,040)	1,668,040
Cash denominated in foreign currency (cost $5,412)	5,412
Trustees' deferred compensation	1,567
Receivables:
Investments sold	1,399,608
Dividends	117,179
Fund shares sold	40,665
Foreign tax reclaims	10,948
Dividends from affiliates	9,063
Other assets	12,292
Total Assets	57,712,825
Liabilities:
Due to custodian	130,122
Payables:	—
Investments purchased	722,882
Foreign tax liability	92,672
Professional fees	34,494
Fund shares repurchased	33,766
Advisory fees	23,507
Custodian fees	11,671
Transfer agent fees and expenses	4,946
Trustees' deferred compensation fees	1,567
12b-1 Distribution and shareholder servicing fees	1,064
Trustees' fees and expenses	288
Affiliated fund administration fees payable	118
Accrued expenses and other payables	34,678
Total Liabilities	1,091,775
Commitments and contingent liabilities (Note 3)
Net Assets	$56,621,050

See Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$68,874,456
Total distributable earnings (loss) (includes $92,672 of foreign capital gains tax)	(12,253,406)
Total Net Assets	$56,621,050
Net Assets - Class A Shares	$2,724,356
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	296,423
Net Asset Value Per Share(1)	$9.19
Maximum Offering Price Per Share(2)	$9.75
Net Assets - Class C Shares	$549,217
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,964
Net Asset Value Per Share(1)	$8.86
Net Assets - Class D Shares	$14,566,606
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,573,824
Net Asset Value Per Share	$9.26
Net Assets - Class I Shares	$6,589,500
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	714,086
Net Asset Value Per Share	$9.23
Net Assets - Class N Shares	$30,449,962
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,291,255
Net Asset Value Per Share	$9.25
Net Assets - Class S Shares	$85,355
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,166
Net Asset Value Per Share	$9.31
Net Assets - Class T Shares	$1,656,054
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	179,147
Net Asset Value Per Share	$9.24

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Emerging Markets Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$497,473
Dividends from affiliates	57,277
Other income	242
Foreign tax withheld	(44,254)
Total Investment Income	510,738
Expenses:
Advisory fees	266,157
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,370
Class C Shares	2,649
Class S Shares	97
Transfer agent administrative fees and expenses:
Class D Shares	7,239
Class S Shares	97
Class T Shares	1,909
Transfer agent networking and omnibus fees:
Class A Shares	1,324
Class C Shares	264
Class I Shares	2,564
Other transfer agent fees and expenses:
Class A Shares	109
Class C Shares	26
Class D Shares	2,795
Class I Shares	239
Class N Shares	808
Class S Shares	6
Class T Shares	37
Registration fees	41,906
Professional fees	34,835
Non-affiliated fund administration fees	31,403
Accounting systems fee	15,066
Custodian fees	14,615
Shareholder reports expense	5,552
Affiliated fund administration fees	666
Trustees’ fees and expenses	286
Other expenses	9,621
Total Expenses	443,640
Less: Excess Expense Reimbursement and Waivers	(144,534)
Net Expenses	299,106
Net Investment Income/(Loss)	211,632

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $48,667)	$1,366,860
Investments in affiliates	(4)
Total Net Realized Gain/(Loss) on Investments	1,366,856
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation (net of decrease in deferred foreign taxes of $25,237)	3,495,766
Investments in affiliates	(242)
Total Change in Unrealized Net Appreciation/Depreciation	3,495,524
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,074,012

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Emerging Markets Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$211,632	$427,176
Net realized gain/(loss) on investments	1,366,856	(7,897,982)
Change in unrealized net appreciation/depreciation	3,495,524	13,357,809
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,074,012	5,887,003
Dividends and Distributions to Shareholders:
Class A Shares	(7,681)	—
Class D Shares	(65,936)	—
Class I Shares	(45,824)	—
Class N Shares	(229,417)	—
Class S Shares	(64)	—
Class T Shares	(6,642)	—
Net Decrease from Dividends and Distributions to Shareholders	(355,564)	—
Capital Share Transactions:
Class A Shares	(377,232)	(755,866)
Class C Shares	(138,417)	(372,877)
Class D Shares	1,603,820	(382,803)
Class I Shares	(1,122,828)	(3,614,205)
Class N Shares	(952,298)	(11,595,670)
Class S Shares	4,024	(9,629)
Class T Shares	(94,083)	(192,989)
Net Increase/(Decrease) from Capital Share Transactions	(1,077,014)	(16,924,039)
Net Increase/(Decrease) in Net Assets	3,641,434	(11,037,036)
Net Assets:
Beginning of period	52,979,616	64,016,652
End of period	$56,621,050	$52,979,616

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.40	$7.71	$11.68	$10.02	$8.72	$9.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	0.04	(0.03)	0.02	0.10
Net realized and unrealized gain/(loss)	0.79	0.66	(3.70)	1.79	1.40	(0.55)
Total from Investment Operations	0.81	0.69	(3.66)	1.76	1.42	(0.45)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	—	(0.31)	(0.10)	(0.12)	(0.13)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	(0.02)	—	(0.31)	(0.10)	(0.12)	(0.31)
Net Asset Value, End of Period	$9.19	$8.40	$7.71	$11.68	$10.02	$8.72
Total Return*	9.72%	8.95%	(32.11)%	17.58%	16.32%	(4.66)%(2)
Net Assets, End of Period (in thousands)	$2,724	$2,863	$3,311	$4,986	$4,000	$4,859
Average Net Assets for the Period (in thousands)	$2,717	$3,132	$4,320	$4,989	$4,394	$8,932
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.98%	1.96%	1.75%	1.66%	1.87%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.38%	1.38%	1.37%	1.37%	1.30%
Ratio of Net Investment Income/(Loss)	0.48%	0.40%	0.35%	(0.25)%	0.27%	1.11%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Total return without the effect of affiliated payments would have been (4.89)%.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Emerging Markets Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.10	$7.49	$11.29	$9.69	$8.42	$9.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	(0.03)	(0.04)	(0.12)	(0.04)	0.05
Net realized and unrealized gain/(loss)	0.76	0.64	(3.60)	1.74	1.35	(0.55)
Total from Investment Operations	0.76	0.61	(3.64)	1.62	1.31	(0.50)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.16)	(0.02)	(0.04)	(0.02)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	—	—	(0.16)	(0.02)	(0.04)	(0.20)
Net Asset Value, End of Period	$8.86	$8.10	$7.49	$11.29	$9.69	$8.42
Total Return*	9.38%	8.14%	(32.66)%	16.67%	15.56%	(5.38)%(3)
Net Assets, End of Period (in thousands)	$549	$641	$938	$1,802	$2,573	$3,432
Average Net Assets for the Period (in thousands)	$553	$801	$1,432	$2,385	$2,927	$4,604
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.13%	2.97%	2.63%	2.48%	2.61%	2.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.10%	2.12%	2.11%	2.11%	2.09%	2.11%
Ratio of Net Investment Income/(Loss)	(0.11)%	(0.34)%	(0.40)%	(1.06)%	(0.44)%	0.56%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Total return without the effect of affiliated payments would have been (5.61)%.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.47	$7.76	$11.77	$10.09	$8.78	$9.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.05	0.05	(0.01)	0.05	0.14
Net realized and unrealized gain/(loss)	0.81	0.66	(3.72)	1.81	1.41	(0.59)
Total from Investment Operations	0.84	0.71	(3.67)	1.80	1.46	(0.45)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	—	(0.34)	(0.12)	(0.15)	(0.12)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	(0.05)	—	(0.34)	(0.12)	(0.15)	(0.30)
Net Asset Value, End of Period	$9.26	$8.47	$7.76	$11.77	$10.09	$8.78
Total Return*	9.91%	9.15%	(32.03)%	17.85%	16.66%	(4.59)%(2)
Net Assets, End of Period (in thousands)	$14,567	$11,794	$11,223	$17,993	$10,854	$10,957
Average Net Assets for the Period (in thousands)	$12,733	$12,580	$14,826	$20,727	$10,785	$12,337
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.75%	1.76%	1.55%	1.45%	1.70%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.20%	1.19%	1.17%	1.19%	1.19%
Ratio of Net Investment Income/(Loss)	0.62%	0.61%	0.53%	(0.07)%	0.50%	1.51%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Total return without the effect of affiliated payments would have been (4.82)%.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Emerging Markets Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.45	$7.74	$11.74	$10.07	$8.78	$9.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.06	0.06	—(2)	0.05	0.14
Net realized and unrealized gain/(loss)	0.80	0.65	(3.71)	1.80	1.41	(0.57)
Total from Investment Operations	0.84	0.71	(3.65)	1.80	1.46	(0.43)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	—	(0.35)	(0.13)	(0.17)	(0.13)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	(0.06)	—	(0.35)	(0.13)	(0.17)	(0.31)
Net Asset Value, End of Period	$9.23	$8.45	$7.74	$11.74	$10.07	$8.78
Total Return*	9.95%	9.17%	(31.97)%	17.94%	16.68%	(4.38)%(3)
Net Assets, End of Period (in thousands)	$6,590	$7,134	$9,817	$19,208	$19,939	$34,499
Average Net Assets for the Period (in thousands)	$6,817	$8,688	$15,044	$21,247	$25,327	$71,330
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.65%	1.45%	1.37%	1.54%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.13%	1.12%	1.11%	1.11%	1.13%
Ratio of Net Investment Income/(Loss)	0.84%	0.66%	0.58%	(0.02)%	0.50%	1.49%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Total return without the effect of affiliated payments would have been (4.61)%.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.48	$7.76	$11.77	$10.09	$8.79	$9.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.06	0.07	0.01	0.06	0.15
Net realized and unrealized gain/(loss)	0.80	0.66	(3.72)	1.80	1.40	(0.57)
Total from Investment Operations	0.84	0.72	(3.65)	1.81	1.46	(0.42)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.36)	(0.13)	(0.16)	(0.14)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	(0.07)	—	(0.36)	(0.13)	(0.16)	(0.32)
Net Asset Value, End of Period	$9.25	$8.48	$7.76	$11.77	$10.09	$8.79
Total Return*	9.96%	9.28%	(31.91)%	18.00%	16.74%	(4.33)%(2)
Net Assets, End of Period (in thousands)	$30,450	$28,858	$36,963	$60,241	$35,207	$16,531
Average Net Assets for the Period (in thousands)	$29,084	$36,828	$49,362	$53,668	$30,308	$21,520
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.54%	1.53%	1.35%	1.28%	1.48%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.04%	1.04%	1.03%	1.03%	1.03%
Ratio of Net Investment Income/(Loss)	0.91%	0.75%	0.69%	0.10%	0.68%	1.65%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Total return without the effect of affiliated payments would have been (4.56)%.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Emerging Markets Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.50	$7.82	$11.85	$10.17	$8.81	$9.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.02	0.02	(0.05)	0.02	0.08
Net realized and unrealized gain/(loss)	0.81	0.66	(3.75)	1.83	1.41	(0.52)
Total from Investment Operations	0.82	0.68	(3.73)	1.78	1.43	(0.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	(0.30)	(0.10)	(0.07)	(0.08)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	(0.01)	—	(0.30)	(0.10)	(0.07)	(0.26)
Net Asset Value, End of Period	$9.31	$8.50	$7.82	$11.85	$10.17	$8.81
Total Return*	9.62%	8.70%	(32.21)%	17.47%	16.26%	(4.49)%(2)
Net Assets, End of Period (in thousands)	$85	$74	$76	$93	$95	$77
Average Net Assets for the Period (in thousands)	$78	$81	$89	$113	$79	$488
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.84%	5.71%	5.24%	4.44%	5.74%	2.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%	1.54%	1.55%	1.49%	1.46%	1.18%
Ratio of Net Investment Income/(Loss)	0.28%	0.26%	0.22%	(0.38)%	0.27%	0.89%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Total return without the effect of affiliated payments would have been (4.72)%.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.46	$7.75	$11.75	$10.08	$8.78	$9.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.04	(0.02)	0.04	0.13
Net realized and unrealized gain/(loss)	0.80	0.66	(3.72)	1.80	1.40	(0.57)
Total from Investment Operations	0.82	0.71	(3.68)	1.78	1.44	(0.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	—	(0.32)	(0.11)	(0.14)	(0.12)
Distributions (from capital gains)	—	—	—	—	—	(0.18)
Total Dividends and Distributions	(0.04)	—	(0.32)	(0.11)	(0.14)	(0.30)
Net Asset Value, End of Period	$9.24	$8.46	$7.75	$11.75	$10.08	$8.78
Total Return*	9.69%	9.16%	(32.10)%	17.69%	16.43%	(4.56)%(2)
Net Assets, End of Period (in thousands)	$1,656	$1,617	$1,689	$2,940	$2,444	$3,008
Average Net Assets for the Period (in thousands)	$1,536	$1,608	$2,419	$3,095	$2,477	$4,046
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.97%	1.97%	1.72%	1.62%	1.82%	1.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.28%	1.28%	1.28%	1.28%	1.27%
Ratio of Net Investment Income/(Loss)	0.55%	0.53%	0.44%	(0.18)%	0.40%	1.41%
Portfolio Turnover Rate	26%	63%	63%	76%	110%	68%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Total return without the effect of affiliated payments would have been (4.79)%.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

22	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	23

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

Janus Investment Fund	25

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

26	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00
Next $1 Billion	0.90
Over $2 Billion	0.85

The Fund’s actual investment advisory fee rate for the reporting period was 0.99% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 1.03% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Investment Fund	27

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $143.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

28	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	92	49
Class S Shares	-	-
Class T Shares	-	-

Janus Investment Fund	29

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(7,535,005)	$10,023,412	$ (17,558,417)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$52,266,484	$10,238,740	$ (6,389,133)	$ 3,849,607

30	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	34,021	$ 291,290	23,157	$ 195,650
Reinvested dividends and distributions	902	7,681	-	-
Shares repurchased	(79,326)	(676,203)	(111,828)	(951,516)
Net Increase/(Decrease)	(44,403)	$ (377,232)	(88,671)	$ (755,866)
Class C Shares:
Shares sold	25,037	$ 210,108	11,350	$ 91,174
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(42,104)	(348,525)	(57,449)	(464,051)
Net Increase/(Decrease)	(17,067)	$ (138,417)	(46,099)	$ (372,877)
Class D Shares:
Shares sold	418,212	$ 3,666,470	461,881	$ 4,089,319
Reinvested dividends and distributions	7,576	64,925	-	-
Shares repurchased	(244,261)	(2,127,575)	(515,693)	(4,472,122)
Net Increase/(Decrease)	181,527	$ 1,603,820	(53,812)	$ (382,803)
Class I Shares:
Shares sold	58,160	$ 505,039	162,809	$ 1,393,347
Reinvested dividends and distributions	5,360	45,824	-	-
Shares repurchased	(193,325)	(1,673,691)	(587,470)	(5,007,552)
Net Increase/(Decrease)	(129,805)	$(1,122,828)	(424,661)	$ (3,614,205)
Class N Shares:
Shares sold	83,621	$ 737,909	343,798	$ 2,952,848
Reinvested dividends and distributions	26,770	229,417	-	-
Shares repurchased	(220,561)	(1,919,624)	(1,704,802)	(14,548,518)
Net Increase/(Decrease)	(110,170)	$ (952,298)	(1,361,004)	$(11,595,670)
Class S Shares:
Shares sold	527	$ 4,634	835	$ 7,230
Reinvested dividends and distributions	7	64	-	-
Shares repurchased	(75)	(674)	(1,869)	(16,859)
Net Increase/(Decrease)	459	$ 4,024	(1,034)	$ (9,629)
Class T Shares:
Shares sold	28,046	$ 249,844	107,343	$ 916,969
Reinvested dividends and distributions	775	6,642	-	-
Shares repurchased	(40,959)	(350,569)	(133,802)	(1,109,958)
Net Increase/(Decrease)	(12,138)	$ (94,083)	(26,459)	$ (192,989)

6.  Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$13,512,164	$ 14,958,671	$ -	$ -

Janus Investment Fund	31

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

32	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

Janus Investment Fund	33

Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

34	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	43

Janus Henderson Emerging Markets Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

44	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	45

Janus Henderson Emerging Markets Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

46	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Emerging Markets Fund

Notes

NotesPage1

48	MARCH 31, 2024

Janus Henderson Emerging Markets Fund

Notes

NotesPage2

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93079 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Enterprise Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Enterprise Fund

Brian Demain co-portfolio manager	Cody Wheaton co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Enterprise Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
GoDaddy Inc	2.96%	0.71%	ON Semiconductor Corp	2.49%	-1.47%
Flex Ltd	2.37%	0.39%	Revvity Inc	2.01%	-0.71%
Ingersoll Rand Inc	1.72%	0.36%	Rentokil Initial PLC	1.15%	-0.66%
WR Berkley Corp	2.31%	0.32%	Argenx SE (ADR)	0.78%	-0.43%
Nice Ltd (ADR)	1.27%	0.32%	Teledyne Technologies Inc	1.94%	-0.41%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell Midcap Growth Index
		Contribution	Average Weight	Average Weight
	Energy	1.00%	1.42%	3.97%
	Consumer Staples	0.30%	0.68%	2.84%
	Real Estate	0.17%	1.33%	1.68%
	Materials	-0.18%	1.14%	1.28%
	Communication Services	-0.37%	2.38%	4.22%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell Midcap Growth Index
		Contribution	Average Weight	Average Weight
	Health Care	-1.77%	16.80%	18.72%
	Industrials	-1.45%	25.34%	19.69%
	Other**	-1.06%	4.52%	0.00%
	Information Technology	-0.90%	25.24%	23.22%
	Consumer Discretionary	-0.83%	5.21%	13.33%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Enterprise Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Constellation Software Inc/Canada
Software	4.1%
GoDaddy Inc
Information Technology Services	3.2%
Boston Scientific Corp
Health Care Equipment & Supplies	3.1%
WEX Inc
Diversified Financial Services	2.8%
Teleflex Inc
Health Care Equipment & Supplies	2.7%
15.9%

Asset Allocation - (% of Net Assets)
Common Stocks	96.0%
Investment Companies	3.8%
Warrants	0.0%
Other	0.2%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Enterprise Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	18.38%	17.61%	11.36%	12.20%	11.15%	1.15%
Class A Shares at MOP	11.57%	10.84%	10.05%	11.53%	10.95%
Class C Shares at NAV	18.11%	17.02%	10.77%	11.55%	10.40%	1.74%
Class C Shares at CDSC	17.11%	16.02%	10.77%	11.55%	10.40%
Class D Shares	18.58%	17.98%	11.71%	12.55%	11.33%	0.80%
Class I Shares	18.58%	18.01%	11.76%	12.61%	11.37%	0.76%
Class N Shares	18.65%	18.13%	11.87%	12.71%	11.39%	0.66%
Class R Shares	18.21%	17.27%	11.04%	11.88%	10.78%	1.41%
Class S Shares	18.35%	17.54%	11.31%	12.15%	11.04%	1.16%
Class T Shares	18.51%	17.85%	11.60%	12.44%	11.29%	0.91%
Russell Midcap Growth Index	25.42%	26.28%	11.82%	11.35%	10.54%
Morningstar Quartile - Class T Shares	-	4th	2nd	1st	1st
Morningstar Ranking - based on total returns for Mid-Cap Growth Funds	-	448/551	176/514	35/477	25/125

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Enterprise Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on July 12, 2012. Performance shown for periods prior to July 12, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – September 1, 1992

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Enterprise Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,183.80	$6.06	$1,000.00	$1,019.45	$5.60	1.11%
Class C Shares	$1,000.00	$1,181.10	$8.78	$1,000.00	$1,016.95	$8.12	1.61%
Class D Shares	$1,000.00	$1,185.80	$4.32	$1,000.00	$1,021.05	$3.99	0.79%
Class I Shares	$1,000.00	$1,185.80	$4.15	$1,000.00	$1,021.20	$3.84	0.76%
Class N Shares	$1,000.00	$1,186.50	$3.61	$1,000.00	$1,021.70	$3.34	0.66%
Class R Shares	$1,000.00	$1,182.10	$7.64	$1,000.00	$1,018.00	$7.06	1.40%
Class S Shares	$1,000.00	$1,183.50	$6.28	$1,000.00	$1,019.25	$5.81	1.15%
Class T Shares	$1,000.00	$1,185.10	$4.92	$1,000.00	$1,020.50	$4.55	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 96.0%
Aerospace & Defense – 1.4%
L3Harris Technologies Inc	1,370,643	$292,084,023
Airlines – 1.0%
Ryanair Holdings PLC (ADR)	1,515,818	220,687,943
Biotechnology – 2.3%
Argenx SE (ADR)*	348,377	137,162,992
Ascendis Pharma A/S (ADR)*	976,876	147,674,345
Sarepta Therapeutics Inc*	1,033,849	133,842,092
Vaxcyte Inc*	913,244	62,383,698
		481,063,127
Capital Markets – 2.8%
Cboe Global Markets Inc	638,291	117,273,205
Charles Schwab Corp	2,572,242	186,075,986
LPL Financial Holdings Inc	1,107,602	292,628,448
		595,977,639
Chemicals – 1.1%
Corteva Inc	4,010,608	231,291,763
Commercial Services & Supplies – 4.7%
Cimpress PLC*,£	2,136,289	189,082,939
Clean Harbors Inc*	920,446	185,294,984
RB Global Inc	2,403,064	183,041,385
Rentokil Initial PLC	8,760,830	52,147,534
Rentokil Initial PLC (ADR)	6,389,737	192,650,571
Veralto Corp	2,191,536	194,301,582
		996,518,995
Construction & Engineering – 0.5%
APi Group Corp*	2,866,076	112,550,805
Diversified Financial Services – 4.3%
Fidelity National Information Services Inc	2,246,616	166,653,975
Global Payments Inc	1,220,699	163,158,628
WEX Inc*,£	2,465,621	585,658,956
		915,471,559
Electric Utilities – 1.7%
Alliant Energy Corp	7,227,173	364,249,519
Electrical Equipment – 1.6%
Regal Beloit Corp	399,981	72,036,578
Sensata Technologies Holding PLC	6,977,054	256,336,964
		328,373,542
Electronic Equipment, Instruments & Components – 5.1%
Flex Ltd*	17,175,336	491,386,363
TE Connectivity Ltd	1,174,002	170,512,050
Teledyne Technologies Inc*	946,759	406,462,574
		1,068,360,987
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One - Series A*	503,190	29,557,381
Liberty Media Corp-Liberty Formula One - Series C*	5,403,914	354,496,758
		384,054,139
Food & Staples Retailing – 0.7%
Dollar Tree Inc*	1,029,817	137,120,134
Health Care Equipment & Supplies – 9.0%
Boston Scientific Corp*	9,527,810	652,559,707
Cooper Cos Inc/The	1,972,524	200,132,285
Dentsply Sirona Inc	4,793,558	159,098,190
ICU Medical Inc*,£	1,230,753	132,084,412
STERIS PLC	828,828	186,337,111
Teleflex Inc£	2,488,254	562,768,407
		1,892,980,112
Hotels, Restaurants & Leisure – 2.4%
Aramark	8,203,109	266,765,105

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
DoorDash Inc - Class A*	945,998	$130,282,845
Entain PLC	11,220,699	112,906,461
		509,954,411
Information Technology Services – 5.4%
Amdocs Ltd	4,999,330	451,789,452
GoDaddy Inc*	5,720,152	678,867,639
		1,130,657,091
Insurance – 5.7%
Intact Financial Corp	3,417,236	555,174,697
Ryan Specialty Group Holdings Inc - Class A	2,376,755	131,909,902
WR Berkley Corp	5,730,337	506,791,004
		1,193,875,603
Interactive Media & Services – 0.4%
Ziff Davis Inc*	1,202,966	75,834,977
Life Sciences Tools & Services – 4.5%
Avantor Inc*	9,942,880	254,239,442
Illumina Inc*	758,489	104,155,709
PerkinElmer Inc	3,965,912	416,420,760
Waters Corp*	532,160	183,185,437
		958,001,348
Machinery – 4.9%
Fortive Corp	3,526,897	303,383,680
Ingersoll Rand Inc	3,503,718	332,678,024
Wabtec Corp	2,676,153	389,861,969
		1,025,923,673
Multi-Utilities – 2.1%
Ameren Corp	3,512,382	259,775,773
DTE Energy Co	1,596,699	179,053,826
		438,829,599
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	3,363,085	269,618,524
Pharmaceuticals – 0.9%
Catalent Inc*	3,341,180	188,609,611
Professional Services – 6.3%
Broadridge Financial Solutions Inc	1,784,760	365,625,934
Ceridian HCM Holding Inc*	3,541,601	234,489,402
SS&C Technologies Holdings Inc	8,601,810	553,698,510
TransUnion	2,085,935	166,457,613
		1,320,271,459
Road & Rail – 3.4%
JB Hunt Transport Services Inc	2,127,631	423,930,477
TFI International Inc	1,889,400	301,283,724
		725,214,201
Semiconductor & Semiconductor Equipment – 7.4%
KLA Corp	301,996	210,965,346
Lam Research Corp	143,855	139,765,202
Microchip Technology Inc	3,624,355	325,140,887
NXP Semiconductors NV	1,800,147	446,022,422
ON Semiconductor Corp*	5,980,393	439,857,905
		1,561,751,762
Software – 6.5%
Constellation Software Inc/Canada	319,588	873,062,315
Dynatrace Inc*	2,282,672	106,007,288
Nice Ltd (ADR)*	1,210,744	315,544,101
Topicus.com Inc	849,991	76,150,257
		1,370,763,961
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	2,295,651	274,123,686

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Specialty Retail – 2.6%
Burlington Stores Inc*	704,259	$163,521,897
CarMax Inc*	3,484,996	303,578,002
Wayfair Inc - Class A*	1,208,345	82,022,459
		549,122,358
Textiles, Apparel & Luxury Goods – 0.8%
Gildan Activewear Inc	4,810,874	178,627,752
Trading Companies & Distributors – 2.1%
Ferguson PLC	2,034,951	444,494,347
Total Common Stocks (cost $12,267,952,764)		20,236,458,650
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢((cost $0)	319,588	24
Investment Companies– 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $794,659,239)	794,526,940	794,685,845
Total Investments (total cost $13,062,612,003) – 99.8%		21,031,144,519
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		32,853,912
Net Assets – 100%		$21,063,998,431

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$17,685,030,418	84.1%
Canada	2,167,340,154	10.3
United Kingdom	357,704,566	1.7
Israel	315,544,101	1.5
Ireland	220,687,943	1.0
Denmark	147,674,345	0.7
Belgium	137,162,992	0.7

Total	$21,031,144,519	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/24
Common Stocks - 7.0%
Commercial Services & Supplies - 0.9%
Cimpress PLC*	$-	$-	$39,521,346	$189,082,939
Diversified Financial Services - 2.8%
WEX Inc*	-	-	121,900,302	585,658,956
Health Care Equipment & Supplies - 3.3%
ICU Medical Inc*	-	-	(14,387,503)	132,084,412
Teleflex Inc	1,489,286	-	58,478,565	562,768,407
Total Health Care Equipment & Supplies	$1,489,286	$-	$44,091,062	$694,852,819
Total Common Stocks	$1,489,286	$-	$205,512,710	$1,469,594,714
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	22,750,649	-	(94,278)	794,685,845
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	25,525∆	-	-	-
Total Affiliated Investments - 10.8%	$24,265,460	$-	$205,418,432	$2,264,280,559

(1) For securities that were affiliated for a portion of the period ended March 31, 2024, this column reflects amounts for the entire period ended March 31, 2024 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Common Stocks - 7.0%
Commercial Services & Supplies - 0.9%
Cimpress PLC*	149,561,593	-	-	189,082,939
Diversified Financial Services - 2.8%
WEX Inc*	463,758,654	-	-	585,658,956
Health Care Equipment & Supplies - 3.3%
ICU Medical Inc*	146,471,915	-	-	132,084,412
Teleflex Inc	381,213,151	123,076,691	-	562,768,407
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	943,056,565	965,829,776	(1,114,106,218)	794,685,845
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	8,793,960	482,916,005	(491,709,965)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	4/18/24	(18,004,000)	$13,388,019	$91,522
Euro	4/18/24	10,246,000	(11,267,608)	(207,793)
Euro	4/18/24	(11,246,000)	12,252,371	113,128
Euro	4/18/24	(10,587,000)	11,401,985	(25,915)

				(29,058)
Barclays Capital, Inc.:
Canadian Dollar	4/18/24	(137,142,000)	102,612,027	1,328,527
Euro	4/18/24	10,201,000	(11,172,797)	(161,556)
Euro	4/18/24	(71,580,000)	78,440,523	1,175,096

				2,342,067
BNP Paribas:
Euro	4/18/24	4,800,000	(5,280,547)	(99,294)
Citibank, National Association:
Canadian Dollar	4/18/24	(109,502,000)	81,695,974	825,447
Euro	4/18/24	(37,704,000)	41,488,479	789,740

				1,615,187
Goldman Sachs & Co. LLC:
Canadian Dollar	4/18/24	(8,409,000)	6,290,489	80,189
Euro	4/18/24	(62,277,000)	68,534,593	1,311,080

				1,391,269
HSBC Securities (USA), Inc.:
Canadian Dollar	4/18/24	(111,506,000)	83,426,507	1,075,965
Euro	4/18/24	(64,160,000)	70,589,185	1,333,109

				2,409,074
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/18/24	(178,420,000)	133,460,795	1,692,248
Euro	4/18/24	(107,039,000)	117,833,177	2,292,325

				3,984,573
Morgan Stanley & Co. International PLC:
Canadian Dollar	4/18/24	15,907,000	(11,724,154)	23,645
Canadian Dollar	4/18/24	(13,208,000)	9,880,577	126,071
Euro	4/18/24	16,395,000	(18,033,106)	(335,891)
Euro	4/18/24	(10,955,000)	11,798,730	(26,399)

				(212,574)
State Street Bank and Trust Company:
Canadian Dollar	4/18/24	27,809,000	(20,481,114)	56,672

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	4/18/24	(185,185,000)	$138,182,353	1,417,651
Euro	4/18/24	(119,159,000)	131,087,730	2,464,217

				3,938,540
Total				$15,339,784

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	25,958,221	EUR	$3,196,957
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	25,554,387	EUR	3,520,918
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	18,043,575	EUR	800,055
Total						$7,517,930

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$16,196,632	$ -	$16,196,632
Swaps - OTC, at value	-	7,517,930	$ 7,517,930

Total Asset Derivatives	$16,196,632	$7,517,930	$23,714,562
Liability Derivatives:
Forward foreign currency exchange contracts	$ 856,848	$ -	$ 856,848

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$ 14,100,678	$ -	$ 14,100,678
Swap contracts	-	261,878	$ 261,878

Total	$ 14,100,678	$ 261,878	$ 14,362,556

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(19,489,339)	$ -	$(19,489,339)
Swap contracts	-	7,517,930	$ 7,517,930

Total	$(19,489,339)	$7,517,930	$(11,971,409)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 73,044,216
Average amounts sold - in USD	1,016,076,202
Total return swaps:
Average notional amount	30,940,456

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2024

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$204,650	$(204,650)	$—	$—
Barclays Capital, Inc.	2,503,623	(161,556)	—	2,342,067
Citibank, National Association	1,615,187	—	—	1,615,187
Goldman Sachs & Co. LLC	1,391,269	—	—	1,391,269
HSBC Securities (USA), Inc.	2,409,074	—	—	2,409,074
JPMorgan Chase Bank, National Association	3,984,573	—	—	3,984,573
Morgan Stanley & Co. International PLC	149,716	(149,716)	—	—
State Street Bank and Trust Company	3,938,540	—	—	3,938,540
UBS AG, London Branch	7,517,930	—	—	7,517,930

Total	$23,714,562	$(515,922)	$—	$23,198,640
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$233,708	$(204,650)	$—	$29,058
Barclays Capital, Inc.	161,556	(161,556)	—	—
BNP Paribas	99,294	—	—	99,294
Morgan Stanley & Co. International PLC	362,290	(149,716)	—	212,574

Total	$856,848	$(515,922)	$—	$340,926
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Enterprise Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell Midcap® Growth Index	Russell Midcap® Growth Index reflects the performance of U.S. mid-cap equities with higher price-to-book ratios and higher forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $24, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	15

Janus Henderson Enterprise Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$20,236,458,650	$-	$-
Warrants	-	-	24
Investment Companies	-	794,685,845	-
Total Investments in Securities	$20,236,458,650	$794,685,845	$24
Other Financial Instruments(a):
OTC Swaps	-	7,517,930	-
Forward Foreign Currency Exchange Contracts	-	16,196,632	-
Total Assets	$20,236,458,650	$818,400,407	$24
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$856,848	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

16	MARCH 31, 2024

Janus Henderson Enterprise Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $10,992,335,078)	$18,766,863,960
Affiliated investments, at value (cost $2,070,276,925)	2,264,280,559
Cash	3,998,530
Deposits with brokers for OTC derivatives	510,000
Forward foreign currency exchange contracts	16,196,632
Cash denominated in foreign currency (cost $2,594,970)	2,594,970
OTC swap contracts, at value (net premium received $0)	7,517,930
Trustees' deferred compensation	583,361
Receivables:
Investments sold	50,196,684
Fund shares sold	30,782,834
Dividends	12,609,511
Dividends from affiliates	3,874,625
Dividends and interest on swap contracts	261,876
Foreign tax reclaims	138,532
Other assets	106,953
Total Assets	21,160,516,957
Liabilities:
Forward foreign currency exchange contracts	856,848
Payables:	—
Fund shares repurchased	46,256,568
Investments purchased	33,977,345
Advisory fees	11,333,341
Transfer agent fees and expenses	2,401,548
Trustees' deferred compensation fees	583,361
12b-1 Distribution and shareholder servicing fees	281,079
Trustees' fees and expenses	100,585
Professional fees	56,767
Custodian fees	53,805
Affiliated fund administration fees payable	44,271
Accrued expenses and other payables	573,008
Total Liabilities	96,518,526
Commitments and contingent liabilities (Note 4)
Net Assets	$21,063,998,431

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Enterprise Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,488,593,297
Total distributable earnings (loss)	8,575,405,134
Total Net Assets	$21,063,998,431
Net Assets - Class A Shares	$443,299,704
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,293,681
Net Asset Value Per Share(1)	$134.59
Maximum Offering Price Per Share(2)	$142.80
Net Assets - Class C Shares	$100,759,030
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	884,241
Net Asset Value Per Share(1)	$113.95
Net Assets - Class D Shares	$2,503,727,936
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,651,918
Net Asset Value Per Share	$141.84
Net Assets - Class I Shares	$7,794,496,877
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,460,790
Net Asset Value Per Share	$143.12
Net Assets - Class N Shares	$6,424,600,992
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,516,540
Net Asset Value Per Share	$144.32
Net Assets - Class R Shares	$92,230,480
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	738,213
Net Asset Value Per Share	$124.94
Net Assets - Class S Shares	$305,081,313
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,292,039
Net Asset Value Per Share	$133.10
Net Assets - Class T Shares	$3,399,802,099
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,277,278
Net Asset Value Per Share	$140.04

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Enterprise Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$94,569,627
Dividends from affiliates	24,239,935
Affiliated securities lending income, net	25,525
Unaffiliated securities lending income, net	11,073
Other income	40,172
Foreign tax withheld	(2,373,948)
Total Investment Income	116,512,384
Expenses:
Advisory fees	61,169,363
12b-1 Distribution and shareholder servicing fees:
Class A Shares	506,278
Class C Shares	414,283
Class R Shares	199,776
Class S Shares	355,519
Transfer agent administrative fees and expenses:
Class D Shares	1,303,111
Class R Shares	101,125
Class S Shares	355,395
Class T Shares	3,973,444
Transfer agent networking and omnibus fees:
Class A Shares	460,864
Class C Shares	37,299
Class I Shares	3,601,982
Other transfer agent fees and expenses:
Class A Shares	10,835
Class C Shares	2,088
Class D Shares	127,165
Class I Shares	168,758
Class N Shares	111,914
Class R Shares	722
Class S Shares	2,610
Class T Shares	16,315
Shareholder reports expense	413,620
Affiliated fund administration fees	238,942
Registration fees	224,403
Trustees’ fees and expenses	205,235
Custodian fees	190,841
Professional fees	80,270
Other expenses	477,277
Total Expenses	74,749,434
Less: Excess Expense Reimbursement and Waivers	(188,375)
Net Expenses	74,561,059
Net Investment Income/(Loss)	41,951,325

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Enterprise Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$785,429,400
Forward foreign currency exchange contracts	14,100,678
Swap contracts	261,878
Total Net Realized Gain/(Loss) on Investments	799,791,956
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	2,298,309,799
Investments in affiliates	205,418,432
Forward foreign currency exchange contracts	(19,489,339)
Swap contracts	7,517,930
Total Change in Unrealized Net Appreciation/Depreciation	2,491,756,822
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,333,500,103

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Enterprise Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$41,951,325	$86,314,724
Net realized gain/(loss) on investments	799,791,956	1,311,114,665
Change in unrealized net appreciation/depreciation	2,491,756,822	1,394,525,559
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,333,500,103	2,791,954,948
Dividends and Distributions to Shareholders:
Class A Shares	(30,972,227)	(35,587,793)
Class C Shares	(8,795,612)	(12,338,200)
Class D Shares	(164,831,054)	(199,834,888)
Class I Shares	(504,886,750)	(525,051,789)
Class N Shares	(409,539,265)	(463,732,368)
Class R Shares	(6,581,271)	(7,786,807)
Class S Shares	(21,841,246)	(29,914,481)
Class T Shares	(235,171,323)	(316,117,237)
Net Decrease from Dividends and Distributions to Shareholders	(1,382,618,748)	(1,590,363,563)
Capital Share Transactions:
Class A Shares	15,528,990	39,183,494
Class C Shares	(8,251,422)	(15,030,156)
Class D Shares	81,602,306	100,951,545
Class I Shares	274,510,592	987,505,366
Class N Shares	545,797,838	236,478,042
Class R Shares	8,985,008	1,906,489
Class S Shares	(1,130,615)	(23,084,553)
Class T Shares	(80,680,030)	(261,537,673)
Net Increase/(Decrease) from Capital Share Transactions	836,362,667	1,066,372,554
Net Increase/(Decrease) in Net Assets	2,787,244,022	2,267,963,939
Net Assets:
Beginning of period	18,276,754,409	16,008,790,470
End of period	$21,063,998,431	$18,276,754,409

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Enterprise Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$123.25	$116.22	$168.35	$137.77	$136.07	$131.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.19	(0.30)	(0.27)	(0.09)	(0.02)
Net realized and unrealized gain/(loss)	21.10	19.41	(27.16)	43.67	7.94	11.19
Total from Investment Operations	21.17	19.60	(27.46)	43.40	7.85	11.17
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Net Asset Value, End of Period	$134.59	$123.25	$116.22	$168.35	$137.77	$136.07
Total Return*	18.38%	17.82%	(19.08)%	32.57%	5.81%	9.88%
Net Assets, End of Period (in thousands)	$443,300	$388,721	$327,176	$472,904	$456,433	$547,328
Average Net Assets for the Period (in thousands)	$407,155	$377,759	$399,310	$493,097	$493,576	$611,182
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.15%	1.14%	1.13%	1.17%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.12%	1.12%	1.11%	1.12%	1.11%
Ratio of Net Investment Income/(Loss)	0.11%	0.15%	(0.21)%	(0.17)%	(0.07)%	(0.02)%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Enterprise Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$106.05	$102.11	$151.54	$125.75	$125.40	$122.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.20)	(0.41)	(0.87)	(1.06)	(0.77)	(0.71)
Net realized and unrealized gain/(loss)	17.93	16.92	(23.89)	39.67	7.27	10.24
Total from Investment Operations	17.73	16.51	(24.76)	38.61	6.50	9.53
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Net Asset Value, End of Period	$113.95	$106.05	$102.11	$151.54	$125.75	$125.40
Total Return*	18.10%	17.20%	(19.47)%	31.83%	5.21%	9.25%
Net Assets, End of Period (in thousands)	$100,759	$101,480	$110,936	$179,240	$173,129	$212,985
Average Net Assets for the Period (in thousands)	$98,071	$110,374	$153,213	$187,356	$188,953	$219,505
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.61%	1.64%	1.60%	1.67%	1.69%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.61%	1.64%	1.60%	1.67%	1.69%	1.70%
Ratio of Net Investment Income/(Loss)	(0.41)%	(0.38)%	(0.69)%	(0.73)%	(0.64)%	(0.61)%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Enterprise Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$129.17	$120.89	$174.13	$142.10	$139.87	$134.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.61	0.18	0.25	0.33	0.37
Net realized and unrealized gain/(loss)	22.22	20.24	(28.23)	45.06	8.20	11.50
Total from Investment Operations	22.50	20.85	(28.05)	45.31	8.53	11.87
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.52)	(0.46)	(0.15)	(0.19)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(25.19)	(13.28)	(6.30)	(6.99)
Net Asset Value, End of Period	$141.84	$129.17	$120.89	$174.13	$142.10	$139.87
Total Return*	18.58%	18.20%	(18.82)%	32.99%	6.15%	10.22%
Net Assets, End of Period (in thousands)	$2,503,728	$2,189,482	$1,937,787	$2,507,220	$1,983,824	$2,061,471
Average Net Assets for the Period (in thousands)	$2,292,922	$2,204,896	$2,337,701	$2,394,871	$1,974,784	$1,930,540
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.79%	0.79%	0.80%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.79%	0.79%	0.80%	0.81%
Ratio of Net Investment Income/(Loss)	0.43%	0.47%	0.12%	0.15%	0.25%	0.28%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Enterprise Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$130.24	$121.76	$175.21	$142.89	$140.62	$135.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.67	0.23	0.32	0.40	0.45
Net realized and unrealized gain/(loss)	22.41	20.38	(28.42)	45.33	8.24	11.55
Total from Investment Operations	22.71	21.05	(28.19)	45.65	8.64	12.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.59)	(0.51)	(0.22)	(0.27)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(25.26)	(13.33)	(6.37)	(7.07)
Net Asset Value, End of Period	$143.12	$130.24	$121.76	$175.21	$142.89	$140.62
Total Return*	18.58%	18.23%	(18.78)%	33.06%	6.20%	10.28%
Net Assets, End of Period (in thousands)	$7,794,497	$6,792,381	$5,404,045	$8,014,607	$6,919,545	$7,666,702
Average Net Assets for the Period (in thousands)	$7,103,551	$6,239,851	$6,984,545	$7,776,971	$7,335,476	$6,775,060
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.76%	0.76%	0.74%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.74%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	0.45%	0.51%	0.16%	0.19%	0.30%	0.34%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Enterprise Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$131.19	$122.44	$176.05	$143.53	$141.19	$136.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37	0.80	0.38	0.47	0.53	0.56
Net realized and unrealized gain/(loss)	22.59	20.52	(28.59)	45.53	8.28	11.60
Total from Investment Operations	22.96	21.32	(28.21)	46.00	8.81	12.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.73)	(0.66)	(0.32)	(0.35)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(25.40)	(13.48)	(6.47)	(7.15)
Net Asset Value, End of Period	$144.32	$131.19	$122.44	$176.05	$143.53	$141.19
Total Return*	18.64%	18.36%	(18.71)%	33.17%	6.30%	10.38%
Net Assets, End of Period (in thousands)	$6,424,601	$5,279,269	$4,678,462	$5,636,167	$4,867,667	$4,860,043
Average Net Assets for the Period (in thousands)	$5,750,570	$5,201,960	$5,415,323	$5,609,015	$4,941,595	$4,213,287
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	0.56%	0.61%	0.26%	0.28%	0.39%	0.43%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	MARCH 31, 2024

Janus Henderson Enterprise Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$115.25	$109.72	$160.72	$132.38	$131.34	$127.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.16)	(0.67)	(0.69)	(0.46)	(0.39)
Net realized and unrealized gain/(loss)	19.63	18.26	(25.66)	41.85	7.65	10.77
Total from Investment Operations	19.52	18.10	(26.33)	41.16	7.19	10.38
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Net Asset Value, End of Period	$124.94	$115.25	$109.72	$160.72	$132.38	$131.34
Total Return*	18.21%	17.48%	(19.32)%	32.18%	5.51%	9.56%
Net Assets, End of Period (in thousands)	$92,230	$75,820	$69,756	$110,802	$119,190	$150,860
Average Net Assets for the Period (in thousands)	$81,318	$76,974	$97,291	$124,162	$130,918	$150,191
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.40%	1.41%	1.40%	1.41%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.40%	1.41%	1.40%	1.41%	1.41%
Ratio of Net Investment Income/(Loss)	(0.18)%	(0.14)%	(0.50)%	(0.45)%	(0.36)%	(0.32)%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Enterprise Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$122.02	$115.22	$167.17	$136.94	$135.34	$131.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.13	(0.36)	(0.34)	(0.14)	(0.08)
Net realized and unrealized gain/(loss)	20.88	19.24	(26.92)	43.39	7.89	11.13
Total from Investment Operations	20.91	19.37	(27.28)	43.05	7.75	11.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Net Asset Value, End of Period	$133.10	$122.02	$115.22	$167.17	$136.94	$135.34
Total Return*	18.35%	17.77%	(19.12)%	32.51%	5.77%	9.84%
Net Assets, End of Period (in thousands)	$305,081	$279,289	$283,177	$442,011	$465,207	$589,792
Average Net Assets for the Period (in thousands)	$285,847	$299,490	$375,663	$480,226	$538,012	$592,420
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.15%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	0.05%	0.11%	(0.25)%	(0.21)%	(0.11)%	(0.06)%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

28	MARCH 31, 2024

Janus Henderson Enterprise Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$127.72	$119.78	$172.66	$141.02	$138.90	$134.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.47	0.01	0.07	0.20	0.24
Net realized and unrealized gain/(loss)	21.95	20.04	(27.97)	44.71	8.13	11.44
Total from Investment Operations	22.15	20.51	(27.96)	44.78	8.33	11.68
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.25)	(0.32)	(0.06)	(0.08)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)	(6.80)
Total Dividends and Distributions	(9.83)	(12.57)	(24.92)	(13.14)	(6.21)	(6.88)
Net Asset Value, End of Period	$140.04	$127.72	$119.78	$172.66	$141.02	$138.90
Total Return*	18.51%	18.07%	(18.91)%	32.84%	6.04%	10.12%
Net Assets, End of Period (in thousands)	$3,399,802	$3,170,313	$3,197,451	$5,208,155	$5,203,521	$5,461,958
Average Net Assets for the Period (in thousands)	$3,196,133	$3,336,877	$4,131,052	$5,723,820	$5,246,105	$5,059,206
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	0.31%	0.37%	0.01%	0.05%	0.15%	0.19%
Portfolio Turnover Rate	7%	14%	9%	12%	14%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Enterprise Fund  (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

30	MARCH 31, 2024

Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

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Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $24 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current period and other significant observable inputs at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities

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at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes

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(to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to

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Notes to Financial Statements (unaudited)

cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from

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entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

During the period, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery

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may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

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There were no securities on loan as of March 31, 2024.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.80% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are

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Notes to Financial Statements (unaudited)

separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share

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Notes to Financial Statements (unaudited)

class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $19,287.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class A Shares paid CDSCs of $81 to the Distributor.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $5,189.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the

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Notes to Financial Statements (unaudited)

transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2024, the Fund engaged in cross trades amounting to $9,041,610 in purchases and $3,620,566 in sales, resulting in a net realized loss of $506,559. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 13,046,552,104	$8,610,738,445	$(626,146,030)	$ 7,984,592,415

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$23,714,562	$ (856,848)	$ 22,857,714

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	509,494	$ 62,908,370	890,054	$ 109,516,348
Reinvested dividends and distributions	177,264	20,738,166	207,036	23,448,932
Shares repurchased	(547,080)	(68,117,546)	(758,183)	(93,781,786)
Net Increase/(Decrease)	139,678	$ 15,528,990	338,907	$ 39,183,494
Class C Shares:
Shares sold	112,891	$ 12,005,793	163,226	$ 17,635,315
Reinvested dividends and distributions	87,538	8,686,403	125,243	12,253,752
Shares repurchased	(273,129)	(28,943,618)	(417,974)	(44,919,223)
Net Increase/(Decrease)	(72,700)	$ (8,251,422)	(129,505)	$ (15,030,156)
Class D Shares:
Shares sold	271,400	$ 35,717,182	537,212	$ 69,871,221
Reinvested dividends and distributions	1,289,423	158,818,308	1,627,079	192,646,089
Shares repurchased	(858,879)	(112,933,184)	(1,243,202)	(161,565,765)
Net Increase/(Decrease)	701,944	$ 81,602,306	921,089	$ 100,951,545
Class I Shares:
Shares sold	9,503,214	$1,252,978,119	18,594,841	$2,442,117,663
Reinvested dividends and distributions	3,802,392	472,523,288	3,988,150	475,985,691
Shares repurchased	(10,998,011)	(1,450,990,815)	(14,813,538)	(1,930,597,988)
Net Increase/(Decrease)	2,307,595	$ 274,510,592	7,769,453	$ 987,505,366
Class N Shares:
Shares sold	6,762,453	$ 900,816,989	8,348,598	$1,103,009,292
Reinvested dividends and distributions	2,886,628	361,607,926	3,462,685	415,937,740
Shares repurchased	(5,375,269)	(716,627,077)	(9,777,260)	(1,282,468,990)
Net Increase/(Decrease)	4,273,812	$ 545,797,838	2,034,023	$ 236,478,042
Class R Shares:
Shares sold	127,844	$ 14,934,223	132,166	$ 15,472,984
Reinvested dividends and distributions	59,646	6,483,482	72,303	7,674,941
Shares repurchased	(107,142)	(12,432,697)	(182,353)	(21,241,436)
Net Increase/(Decrease)	80,348	$ 8,985,008	22,116	$ 1,906,489
Class S Shares:
Shares sold	127,484	$ 15,717,545	234,323	$ 28,929,878
Reinvested dividends and distributions	188,335	21,794,142	265,955	29,832,192
Shares repurchased	(312,665)	(38,642,302)	(669,012)	(81,846,623)
Net Increase/(Decrease)	3,154	$ (1,130,615)	(168,734)	$ (23,084,553)
Class T Shares:
Shares sold	1,193,601	$ 153,952,495	3,870,196	$ 493,483,626
Reinvested dividends and distributions	1,900,354	231,178,024	2,657,848	311,420,091
Shares repurchased	(3,638,388)	(465,810,549)	(8,400,159)	(1,066,441,390)
Net Increase/(Decrease)	(544,433)	$ (80,680,030)	(1,872,115)	$ (261,537,673)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,265,127,955	$1,639,079,920	$ -	$ -

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

56	MARCH 31, 2024

Janus Henderson Enterprise Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	57

Janus Henderson Enterprise Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

58	MARCH 31, 2024

Janus Henderson Enterprise Fund

Notes

NotesPage1

Janus Investment Fund	59

Janus Henderson Enterprise Fund

Notes

NotesPage2

60	MARCH 31, 2024

Janus Henderson Enterprise Fund

Notes

NotesPage3

Janus Investment Fund	61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93040 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson European Focus Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson European Focus Fund

Robert Schramm-Fuchs portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson European Focus Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
RENK Group AG	0.51%	1.34%	argenx SE	0.96%	-0.51%
BE Semiconductor Industries NV	2.70%	1.10%	UPM-Kymmene Oyj	2.28%	-0.49%
ASM International NV	2.66%	0.82%	Hugo Boss AG	0.78%	-0.36%
CRH PLC	2.18%	0.64%	Davide Campari-Milano NV	0.71%	-0.35%
Nestle SA (REG)	0.99%	0.60%	Nordex AG	0.12%	-0.29%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI Europe Index
		Contribution	Average Weight	Average Weight
	Information Technology	3.07%	18.63%	7.43%
	Industrials	1.88%	20.63%	15.69%
	Consumer Staples	0.79%	8.86%	11.63%
	Utilities	0.64%	1.44%	4.14%
	Health Care	0.60%	12.80%	15.69%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI Europe Index
		Contribution	Average Weight	Average Weight
	Real Estate	-0.17%	0.38%	0.83%
	Other**	-0.07%	0.59%	0.00%
	Consumer Discretionary	0.01%	12.47%	10.77%
	Financials	0.01%	12.07%	17.91%
	Energy	0.20%	5.49%	5.82%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson European Focus Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Novo Nordisk A/S - Class B
Pharmaceuticals	4.8%
ASML Holding NV
Semiconductor & Semiconductor Equipment	4.5%
TotalEnergies SE
Oil, Gas & Consumable Fuels	4.3%
LVMH Moet Hennessy Louis Vuitton SE
Textiles, Apparel & Luxury Goods	4.2%
UniCredit SpA
Banks	3.2%
21.0%

Asset Allocation - (% of Net Assets)
Common Stocks	97.8%
Investment Companies	1.5%
Other	0.7%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson European Focus Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	24.06%	18.35%	13.43%	4.69%	11.61%	1.51%	1.30%
Class A Shares at MOP	16.93%	11.54%	12.09%	4.07%	11.31%
Class C Shares at NAV	23.62%	17.50%	12.58%	3.90%	10.77%	2.32%	2.08%
Class C Shares at CDSC	22.62%	16.50%	12.58%	3.90%	10.77%
Class D Shares	24.19%	18.59%	13.65%	4.82%	11.67%	1.41%	1.11%
Class I Shares	24.20%	18.66%	13.72%	4.96%	11.80%	1.26%	1.05%
Class N Shares	24.28%	18.73%	13.81%	4.96%	11.74%	1.21%	0.96%
Class S Shares	24.01%	18.29%	13.54%	4.69%	11.61%	2.95%	1.46%
Class T Shares	24.11%	18.48%	13.54%	4.76%	11.64%	1.46%	1.22%
MSCI Europe Index	16.86%	14.11%	7.96%	4.44%	5.80%
Morningstar Quartile - Class A Shares	-	1st	1st	2nd	1st
Morningstar Ranking - based on total returns for Europe Stock Funds	-	11/86	6/85	23/67	9/50

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson European Focus Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson European Focus Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 31, 2001. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – August 31, 2001

See important disclosures on the next page.

4	MARCH 31, 2024

Janus Henderson European Focus Fund (unaudited)

Performance

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	5

Janus Henderson European Focus Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,240.60	$7.23	$1,000.00	$1,018.55	$6.51	1.29%
Class C Shares	$1,000.00	$1,236.20	$11.35	$1,000.00	$1,014.85	$10.23	2.03%
Class D Shares	$1,000.00	$1,241.90	$6.17	$1,000.00	$1,019.50	$5.55	1.10%
Class I Shares	$1,000.00	$1,242.00	$5.89	$1,000.00	$1,019.75	$5.30	1.05%
Class N Shares	$1,000.00	$1,242.80	$5.38	$1,000.00	$1,020.20	$4.85	0.96%
Class S Shares	$1,000.00	$1,240.10	$7.90	$1,000.00	$1,017.95	$7.11	1.41%
Class T Shares	$1,000.00	$1,241.10	$6.78	$1,000.00	$1,018.95	$6.11	1.21%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	MARCH 31, 2024

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 97.8%
Aerospace & Defense – 5.7%
BAE Systems PLC	539,008	$9,178,902
Rheinmetall AG	16,244	9,129,190
Safran SA	45,929	10,406,656
		28,714,748
Automobiles – 2.4%
Stellantis NV	416,573	11,838,341
Banks – 8.0%
BNP Paribas SA	147,403	10,471,999
Erste Group Bank AG	159,592	7,109,887
Nordea Bank Abp	556,820	6,202,093
UniCredit SpA	428,049	16,241,612
		40,025,591
Beverages – 4.0%
Anheuser-Busch InBev SA/NV	165,362	10,071,128
Carlsberg A/S	73,454	10,022,790
		20,093,918
Building Products – 1.4%
Cie de Saint-Gobain	93,049	7,219,769
Capital Markets – 5.7%
Deutsche Boerse AG	31,481	6,440,252
London Stock Exchange Group PLC	61,508	7,365,809
UBS Group AG	479,710	14,757,852
		28,563,913
Chemicals – 2.8%
Linde PLC	14,054	6,525,553
Syensqo SA*	80,050	7,579,812
		14,105,365
Construction Materials – 2.1%
CRH PLC	124,709	10,745,187
Electrical Equipment – 1.7%
Schneider Electric SE	37,410	8,460,268
Food Products – 2.0%
Danone SA	154,974	10,011,858
Health Care Equipment & Supplies – 3.2%
Carl Zeiss Meditec AG	70,244	8,774,438
Straumann Holding AG (REG)	45,224	7,222,198
		15,996,636
Hotels, Restaurants & Leisure – 2.3%
Compass Group PLC	397,646	11,656,508
Household Durables – 1.5%
Taylor Wimpey PLC	4,190,831	7,247,727
Insurance – 2.7%
Allianz SE (REG)	45,618	13,670,047
Machinery – 10.4%
Alfa Laval AB	255,178	10,033,817
Atlas Copco AB - Class A	408,314	6,898,266
FLSmidth & Company A/S*	214,859	10,753,011
RENK Group AG*	284,923	11,328,812
VAT Group AG (144A)	19,115	9,906,221
Volvo AB	121,595	3,296,178
		52,216,305
Oil, Gas & Consumable Fuels – 7.0%
Aker BP ASA	306,007	7,621,256
Repsol SA	347,464	5,787,069
TotalEnergies SE	318,566	21,810,692
		35,219,017
Personal Products – 2.3%
L'Oreal SA	24,870	11,767,805

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Pharmaceuticals – 7.7%
AstraZeneca PLC	111,302	$14,997,385
Novo Nordisk A/S - Class B	186,898	23,841,478
		38,838,863
Professional Services – 2.1%
RELX PLC	245,064	10,588,536
Semiconductor & Semiconductor Equipment – 9.6%
ASM International NV	18,485	11,283,938
ASML Holding NV	23,580	22,693,817
BE Semiconductor Industries NV	45,149	6,910,859
Infineon Technologies AG	211,167	7,178,685
		48,067,299
Software – 4.9%
Nemetschek SE	107,046	10,590,977
SAP SE	72,410	14,095,518
		24,686,495
Textiles, Apparel & Luxury Goods – 8.3%
adidas AG	56,608	12,640,076
LVMH Moet Hennessy Louis Vuitton SE	23,408	21,051,141
Pandora A/S	48,137	7,776,980
		41,468,197
Total Common Stocks (cost $391,533,561)		491,202,393
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $7,582,206)	7,580,690	7,582,206
Total Investments (total cost $399,115,767) – 99.3%		498,784,599
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		3,641,214
Net Assets – 100%		$502,425,813

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
France	$101,200,188	20.3%
Germany	93,847,995	18.8
United Kingdom	61,034,867	12.2
Denmark	52,394,259	10.5
Netherlands	40,888,614	8.2
Switzerland	31,886,271	6.4
Italy	28,079,953	5.6
Sweden	20,228,261	4.1
Belgium	17,650,940	3.5
United States	14,107,759	2.8
Ireland	10,745,187	2.2
Norway	7,621,256	1.5
Austria	7,109,887	1.4
Finland	6,202,093	1.3
Spain	5,787,069	1.2

Total	$498,784,599	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$74,129	$(309)	$(1,926)	$7,582,206
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	5,434∆	-	-	-
Total Affiliated Investments - 1.5%	$79,563	$(309)	$(1,926)	$7,582,206

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	22,355,427	93,986,012	(108,756,998)	7,582,206
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	6,078,302	4,866,912	(10,945,214)	-

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Purchased options contracts	$(320,576)
Written options contracts	(21,277)

Total	$(341,853)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Options:
Average value of option contracts purchased	$47,055
Average value of option contracts written	21,655

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson European Focus Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI Europe IndexSM	MSCI Europe IndexSM reflects the equity market performance of developed markets in Europe.

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $9,906,221, which represents 2.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Beverages	$10,071,128	$10,022,790	$-
Machinery	41,463,294	10,753,011	-
Oil, Gas & Consumable Fuels	27,597,761	7,621,256	-
Pharmaceuticals	14,997,385	23,841,478	-
Textiles, Apparel & Luxury Goods	33,691,217	7,776,980	-
All Other	303,366,093	-	-
Investment Companies	-	7,582,206	-
Total Assets	$431,186,878	$67,597,721	$-

Janus Investment Fund	11

Janus Henderson European Focus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $391,533,561)	$491,202,393
Affiliated investments, at value (cost $7,582,206)	7,582,206
Cash denominated in foreign currency (cost $434,595)	434,595
Trustees' deferred compensation	13,901
Receivables:
Investments sold	4,478,204
Foreign tax reclaims	3,554,675
Dividends	1,191,489
Fund shares sold	654,624
Dividends from affiliates	17,625
Other assets	2,552
Total Assets	509,132,264
Liabilities:
Payables:	—
Investments purchased	3,896,719
Foreign withholding tax reclaim fee	1,493,524
Fund shares repurchased	594,774
Advisory fees	367,067
Transfer agent fees and expenses	66,347
Professional fees	37,919
12b-1 Distribution and shareholder servicing fees	32,642
Custodian fees	14,789
Trustees' deferred compensation fees	13,901
Trustees' fees and expenses	2,437
Affiliated fund administration fees payable	1,038
Accrued expenses and other payables	185,294
Total Liabilities	6,706,451
Commitments and contingent liabilities (Note 4)
Net Assets	$502,425,813

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson European Focus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$824,721,199
Total distributable earnings (loss)	(322,295,386)
Total Net Assets	$502,425,813
Net Assets - Class A Shares	$134,973,134
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,792,968
Net Asset Value Per Share(1)	$48.33
Maximum Offering Price Per Share(2)	$51.28
Net Assets - Class C Shares	$4,915,998
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	107,355
Net Asset Value Per Share(1)	$45.79
Net Assets - Class D Shares	$10,439,020
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	217,657
Net Asset Value Per Share	$47.96
Net Assets - Class I Shares	$316,012,750
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,585,220
Net Asset Value Per Share	$47.99
Net Assets - Class N Shares	$20,510,341
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	430,421
Net Asset Value Per Share	$47.65
Net Assets - Class S Shares	$591,529
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,912
Net Asset Value Per Share	$45.81
Net Assets - Class T Shares	$14,983,041
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	312,759
Net Asset Value Per Share	$47.91

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson European Focus Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$4,331,077
Dividends from affiliates	74,129
Affiliated securities lending income, net	5,434
Unaffiliated securities lending income, net	1,386
Other income	8,131
Foreign tax withheld (net of foreign withholding tax reclaim fee of $1,493,524)	(594,742)
Total Investment Income	3,825,415
Expenses:
Advisory fees	2,278,640
12b-1 Distribution and shareholder servicing fees:
Class A Shares	154,348
Class C Shares	25,417
Class S Shares	515
Transfer agent administrative fees and expenses:
Class D Shares	5,605
Class S Shares	515
Class T Shares	16,647
Transfer agent networking and omnibus fees:
Class A Shares	47,635
Class C Shares	2,616
Class I Shares	117,954
Other transfer agent fees and expenses:
Class A Shares	3,547
Class C Shares	143
Class D Shares	1,487
Class I Shares	7,210
Class N Shares	378
Class S Shares	3
Class T Shares	113
Registration fees	45,351
Custodian fees	36,980
Professional fees	27,243
Shareholder reports expense	15,805
Affiliated fund administration fees	5,697
Trustees’ fees and expenses	4,793
Other expenses	65,850
Total Expenses	2,864,492
Less: Excess Expense Reimbursement and Waivers	(281,840)
Net Expenses	2,582,652
Net Investment Income/(Loss)	1,242,763

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson European Focus Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$20,238,087
Investments in affiliates	(309)
Purchased options contracts	(320,576)
Written options contracts	(21,277)
Total Net Realized Gain/(Loss) on Investments	19,895,925
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	78,281,043
Investments in affiliates	(1,926)
Total Change in Unrealized Net Appreciation/Depreciation	78,279,117
Net Increase/(Decrease) in Net Assets Resulting from Operations	$99,417,805

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson European Focus Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$1,242,763	$10,061,190
Net realized gain/(loss) on investments	19,895,925	15,967,615
Change in unrealized net appreciation/depreciation	78,279,117	57,716,982
Net Increase/(Decrease) in Net Assets Resulting from Operations	99,417,805	83,745,787
Dividends and Distributions to Shareholders:
Class A Shares	(2,727,702)	(2,750,434)
Class C Shares	(68,289)	(115,973)
Class D Shares	(245,719)	(208,349)
Class I Shares	(7,153,673)	(6,270,228)
Class N Shares	(474,658)	(560,867)
Class S Shares	(7,643)	(5,786)
Class T Shares	(309,858)	(225,828)
Net Decrease from Dividends and Distributions to Shareholders	(10,987,542)	(10,137,465)
Capital Share Transactions:
Class A Shares	(5,688,567)	(2,535,464)
Class C Shares	(2,119,621)	(6,225,514)
Class D Shares	(859,469)	988,487
Class I Shares	(12,905,637)	35,680,934
Class N Shares	8,147	(1,042,434)
Class S Shares	262,949	113,325
Class T Shares	(639,879)	4,032,805
Net Increase/(Decrease) from Capital Share Transactions	(21,942,077)	31,012,139
Net Increase/(Decrease) in Net Assets	66,488,186	104,620,461
Net Assets:
Beginning of period	435,937,627	331,317,166
End of period	$502,425,813	$435,937,627

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson European Focus Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.83	$32.52	$44.48	$34.23	$27.21	$31.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.83(2)	0.90	0.16	0.11	0.41
Net realized and unrealized gain/(loss)	9.39	7.40	(12.80)	10.20	7.22	(3.91)
Total from Investment Operations	9.47	8.23	(11.90)	10.36	7.33	(3.50)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.97)	(0.92)	(0.06)	(0.11)	(0.31)	(1.02)
Total Dividends and Distributions	(0.97)	(0.92)	(0.06)	(0.11)	(0.31)	(1.02)
Net Asset Value, End of Period	$48.33	$39.83	$32.52	$44.48	$34.23	$27.21
Total Return*	24.11%	25.45%	(26.79)%	30.31%	27.04%	(10.61)%
Net Assets, End of Period (in thousands)	$134,973	$116,476	$96,858	$141,908	$116,047	$112,110
Average Net Assets for the Period (in thousands)	$124,114	$120,262	$128,933	$136,809	$109,879	$135,260
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.51%(3)	1.42%	1.41%	1.45%	1.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.30%	1.30%	1.30%	1.31%	1.32%
Ratio of Net Investment Income/(Loss)	0.38%	2.05%(2)	2.17%	0.37%	0.38%	1.49%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson European Focus Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$37.46	$30.43	$41.90	$32.40	$25.69	$29.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	0.48(2)	0.57	(0.18)	(0.11)	0.16
Net realized and unrealized gain/(loss)	8.89	6.96	(12.04)	9.68	6.82	(3.57)
Total from Investment Operations	8.79	7.44	(11.47)	9.50	6.71	(3.41)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.41)	—	—	—	(0.56)
Total Dividends and Distributions	(0.46)	(0.41)	—	—	—	(0.56)
Net Asset Value, End of Period	$45.79	$37.46	$30.43	$41.90	$32.40	$25.69
Total Return*	23.65%	24.51%	(27.37)%	29.32%	26.12%	(11.26)%
Net Assets, End of Period (in thousands)	$4,916	$5,957	$9,829	$23,302	$29,652	$43,110
Average Net Assets for the Period (in thousands)	$5,382	$9,115	$17,189	$27,919	$37,468	$62,633
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.20%	2.30%(3)	2.20%	2.17%	2.19%	2.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.03%	2.06%	2.07%	2.05%	2.06%	2.06%
Ratio of Net Investment Income/(Loss)	(0.49)%	1.28%(2)	1.44%	(0.46)%	(0.40)%	0.62%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson European Focus Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.57	$32.32	$44.21	$34.01	$27.05	$31.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.91(2)	0.98	0.24	0.18	0.49
Net realized and unrealized gain/(loss)	9.32	7.34	(12.73)	10.13	7.16	(3.92)
Total from Investment Operations	9.44	8.25	(11.75)	10.37	7.34	(3.43)
Less Dividends and Distributions:
Dividends (from net investment income)	(1.05)	(1.00)	(0.14)	(0.17)	(0.38)	(1.13)
Total Dividends and Distributions	(1.05)	(1.00)	(0.14)	(0.17)	(0.38)	(1.13)
Net Asset Value, End of Period	$47.96	$39.57	$32.32	$44.21	$34.01	$27.05
Total Return*	24.22%	25.69%	(26.66)%	30.57%	27.27%	(10.39)%
Net Assets, End of Period (in thousands)	$10,439	$9,386	$6,899	$10,102	$3,510	$2,293
Average Net Assets for the Period (in thousands)	$9,858	$9,120	$9,366	$6,844	$2,636	$2,421
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.41%(3)	1.30%	1.28%	1.40%	1.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.11%	1.11%	1.10%	1.11%	1.14%
Ratio of Net Investment Income/(Loss)	0.55%	2.26%(2)	2.39%	0.57%	0.60%	1.81%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson European Focus Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.61	$32.36	$44.25	$34.03	$27.07	$31.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.96(2)	1.02	0.26	0.19	0.42
Net realized and unrealized gain/(loss)	9.32	7.32	(12.75)	10.15	7.17	(3.82)
Total from Investment Operations	9.45	8.28	(11.73)	10.41	7.36	(3.40)
Less Dividends and Distributions:
Dividends (from net investment income)	(1.07)	(1.03)	(0.16)	(0.19)	(0.40)	(1.12)
Total Dividends and Distributions	(1.07)	(1.03)	(0.16)	(0.19)	(0.40)	(1.12)
Net Asset Value, End of Period	$47.99	$39.61	$32.36	$44.25	$34.03	$27.07
Total Return*	24.25%	25.77%	(26.60)%	30.66%	27.35%	(10.30)%
Net Assets, End of Period (in thousands)	$316,013	$273,922	$196,068	$299,272	$208,159	$220,722
Average Net Assets for the Period (in thousands)	$286,431	$274,009	$272,758	$263,587	$204,753	$353,101
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.26%(3)	1.16%	1.14%	1.17%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.05%	1.04%	1.03%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	0.62%	2.39%(2)	2.47%	0.62%	0.64%	1.53%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson European Focus Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.35	$32.15	$43.95	$33.80	$26.86	$31.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	1.01(2)	0.95	0.35	0.34	0.49
Net realized and unrealized gain/(loss)	9.26	7.24	(12.56)	10.01	7.01	(3.91)
Total from Investment Operations	9.41	8.25	(11.61)	10.36	7.35	(3.42)
Less Dividends and Distributions:
Dividends (from net investment income)	(1.11)	(1.05)	(0.19)	(0.21)	(0.41)	(1.36)
Total Dividends and Distributions	(1.11)	(1.05)	(0.19)	(0.21)	(0.41)	(1.36)
Net Asset Value, End of Period	$47.65	$39.35	$32.15	$43.95	$33.80	$26.86
Total Return*	24.31%	25.84%	(26.54)%	30.72%	27.51%	(10.25)%
Net Assets, End of Period (in thousands)	$20,510	$16,922	$14,170	$9,763	$4,371	$139
Average Net Assets for the Period (in thousands)	$18,529	$16,655	$13,374	$9,327	$3,114	$207
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.10%	1.21%(3)	1.11%	1.11%	1.20%	2.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.97%	0.96%	0.96%	0.97%
Ratio of Net Investment Income/(Loss)	0.72%	2.54%(2)	2.40%	0.85%	1.17%	1.82%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson European Focus Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$37.83	$31.03	$42.42	$32.57	$25.98	$31.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.82(2)	0.88	0.23	0.11	0.45
Net realized and unrealized gain/(loss)	8.86	7.00	(12.13)	9.73	6.85	(3.98)
Total from Investment Operations	8.96	7.82	(11.25)	9.96	6.96	(3.53)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.98)	(1.02)	(0.14)	(0.11)	(0.37)	(2.02)
Total Dividends and Distributions	(0.98)	(1.02)	(0.14)	(0.11)	(0.37)	(2.02)
Net Asset Value, End of Period	$45.81	$37.83	$31.03	$42.42	$32.57	$25.98
Total Return*	24.04%	25.38%	(26.61)%	30.63%	26.93%	(10.35)%
Net Assets, End of Period (in thousands)	$592	$246	$101	$85	$54	$43
Average Net Assets for the Period (in thousands)	$413	$237	$95	$68	$48	$43
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.31%	2.89%(3)	4.51%	5.71%	7.83%	8.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.34%	1.10%	1.07%	1.34%	1.17%
Ratio of Net Investment Income/(Loss)	0.51%	2.13%(2)	2.27%	0.58%	0.40%	1.73%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson European Focus Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.51	$32.27	$44.17	$34.02	$27.06	$31.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.93(2)	0.93	0.20	0.12	0.47
Net realized and unrealized gain/(loss)	9.31	7.26	(12.70)	10.12	7.20	(3.90)
Total from Investment Operations	9.41	8.19	(11.77)	10.32	7.32	(3.43)
Less Dividends and Distributions:
Dividends (from net investment income)	(1.01)	(0.95)	(0.13)	(0.17)	(0.36)	(1.08)
Total Dividends and Distributions	(1.01)	(0.95)	(0.13)	(0.17)	(0.36)	(1.08)
Net Asset Value, End of Period	$47.91	$39.51	$32.27	$44.17	$34.02	$27.06
Total Return*	24.17%	25.54%	(26.73)%	30.41%	27.20%	(10.43)%
Net Assets, End of Period (in thousands)	$14,983	$13,027	$7,392	$10,590	$1,579	$676
Average Net Assets for the Period (in thousands)	$13,389	$12,544	$10,408	$5,237	$839	$762
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.35%	1.46%(3)	1.37%	1.38%	1.70%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.22%	1.22%	1.21%	1.19%	1.18%
Ratio of Net Investment Income/(Loss)	0.48%	2.31%(2)	2.25%	0.47%	0.41%	1.74%
Portfolio Turnover Rate	85%	169%	145%	184%	160%	145%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

24	MARCH 31, 2024

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

26	MARCH 31, 2024

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)

28	MARCH 31, 2024

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

"exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity index securities for the purpose of increasing exposure to broad equity risk.

During the period, the Fund purchased put options on various equity index securities for the purpose of decreasing exposure to broad equity risk.

There were no purchased options held at March 31, 2024.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote put options on various equity indices for the purpose of increasing exposure to broad equity risk.

During the period, the Fund wrote call options on various equity indices for the purpose of decreasing exposure to broad equity risk.

Janus Investment Fund	29

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

There were no written options held at March 31, 2024.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In

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Notes to Financial Statements (unaudited)

addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2024.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $500 Million	1.00
Next $1 Billion	0.90
Next $1 Billion	0.85
Over $2.5 Billion	0.80

The Fund’s actual investment advisory fee rate for the reporting period was 0.99% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the

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Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.96% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

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Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares’ average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $1,174.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate

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Notes to Financial Statements (unaudited)

as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	84	3
Class S Shares	-	-
Class T Shares	-	-

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(244,076,400)	$(193,066,632)	$ (437,143,032)

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Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 401,279,402	$98,382,440	$ (877,243)	$ 97,505,197

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	132,238	$ 5,746,335	327,948	$ 12,892,968
Reinvested dividends and distributions	56,921	2,408,317	62,865	2,387,003
Shares repurchased	(320,712)	(13,843,219)	(444,760)	(17,815,435)
Net Increase/(Decrease)	(131,553)	$ (5,688,567)	(53,947)	$ (2,535,464)
Class C Shares:
Shares sold	3,148	$ 130,105	12,054	$ 461,406
Reinvested dividends and distributions	1,559	62,640	3,048	109,477
Shares repurchased	(56,392)	(2,312,366)	(179,032)	(6,796,397)
Net Increase/(Decrease)	(51,685)	$ (2,119,621)	(163,930)	$ (6,225,514)
Class D Shares:
Shares sold	26,683	$ 1,146,498	76,955	$ 3,150,771
Reinvested dividends and distributions	5,668	237,893	5,309	199,943
Shares repurchased	(51,895)	(2,243,860)	(58,518)	(2,362,227)
Net Increase/(Decrease)	(19,544)	$ (859,469)	23,746	$ 988,487
Class I Shares:
Shares sold	702,975	$ 31,298,783	2,986,700	$ 121,377,228
Reinvested dividends and distributions	149,197	6,263,275	157,404	5,930,996
Shares repurchased	(1,183,270)	(50,467,695)	(2,287,046)	(91,627,290)
Net Increase/(Decrease)	(331,098)	$ (12,905,637)	857,058	$ 35,680,934
Class N Shares:
Shares sold	27,963	$ 1,220,826	330,279	$ 13,078,328
Reinvested dividends and distributions	11,236	468,330	14,988	560,867
Shares repurchased	(38,814)	(1,681,009)	(355,978)	(14,681,629)
Net Increase/(Decrease)	385	$ 8,147	(10,711)	$ (1,042,434)
Class S Shares:
Shares sold	6,230	$ 255,834	5,050	$ 185,227
Reinvested dividends and distributions	190	7,643	160	5,786
Shares repurchased	(13)	(528)	(1,976)	(77,688)
Net Increase/(Decrease)	6,407	$ 262,949	3,234	$ 113,325
Class T Shares:
Shares sold	37,719	$ 1,661,894	234,640	$ 9,505,308
Reinvested dividends and distributions	7,349	308,133	5,981	225,143
Shares repurchased	(62,041)	(2,609,906)	(139,975)	(5,697,646)
Net Increase/(Decrease)	(16,973)	$ (639,879)	100,646	$ 4,032,805

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Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$385,976,694	$ 411,248,450	$ -	$ -

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	47

Janus Henderson European Focus Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

48	MARCH 31, 2024

Janus Henderson European Focus Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	49

Janus Henderson European Focus Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

50	MARCH 31, 2024

Janus Henderson European Focus Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	51

Janus Henderson European Focus Fund

Notes

NotesPage2

52	MARCH 31, 2024

Janus Henderson European Focus Fund

Notes

NotesPage3

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93080 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Forty Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Forty Fund

Brian Recht co-portfolio manager	Doug Rao co-portfolio manager	Nick Schommer co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Forty Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Apple Inc	5.90%	1.62%	NVIDIA Corp	5.01%	-0.78%
ASML Holding NV	2.55%	0.89%	Argenx SE (ADR)	0.75%	-0.39%
Meta Platforms Inc - Class A	5.43%	0.59%	Deere & Co	2.24%	-0.37%
Progressive Corp/The	2.26%	0.40%	Danaher Corp	2.25%	-0.34%
Howmet Aerospace Inc	1.99%	0.38%	Rivian Automotive Inc - Class A	0.28%	-0.33%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	1.00%	15.35%	15.38%
	Communication Services	0.67%	9.70%	11.66%
	Information Technology	0.60%	35.47%	43.74%
	Financials	0.46%	11.02%	6.41%
	Industrials	0.25%	5.30%	5.79%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Health Care	-1.08%	14.06%	10.80%
	Other**	-0.57%	1.95%	0.00%
	Materials	-0.16%	2.80%	0.68%
	Real Estate	-0.05%	3.93%	0.88%
	Utilities	-0.01%	0.00%	0.05%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Forty Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	10.9%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	7.5%
Amazon.com Inc
Multiline Retail	6.9%
Meta Platforms Inc - Class A
Interactive Media & Services	5.8%
Mastercard Inc - Class A
Diversified Financial Services	5.6%
36.7%

Asset Allocation - (% of Net Assets)
Common Stocks	98.7%
Investment Companies	1.4%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Forty Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	28.13%	37.97%	15.86%	14.94%	12.22%	0.81%
Class A Shares at MOP	20.76%	30.03%	14.50%	14.26%	11.97%
Class C Shares at NAV	27.67%	36.99%	15.08%	14.22%	11.52%	1.58%
Class C Shares at CDSC	26.67%	35.99%	15.08%	14.22%	11.52%
Class D Shares	28.27%	38.28%	16.10%	15.11%	12.20%	0.61%
Class I Shares	28.30%	38.31%	16.16%	15.28%	12.42%	0.56%
Class N Shares	28.35%	38.43%	16.24%	15.36%	12.33%	0.49%
Class R Shares	27.84%	37.39%	15.39%	14.51%	11.83%	1.24%
Class S Shares	28.03%	37.77%	15.68%	14.81%	12.10%	0.98%
Class T Shares	28.18%	38.12%	15.97%	15.09%	12.24%	0.73%
Russell 1000 Growth Index	27.19%	39.00%	18.52%	15.98%	9.77%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	9.25%
Morningstar Quartile - Class S Shares	-	3rd	2nd	1st	1st
Morningstar Ranking - based on total returns for Large Growth Funds	-	641/1,202	458/1,101	212/1,000	24/491

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Forty Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009 after the reorganization of each class of Janus Adviser Forty Fund (the “JAD predecessor fund”) into corresponding shares of the Fund.

Performance shown for Class S Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of the Retirement Shares into the JAD predecessor fund). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class C Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2002, the performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitation or waivers.

Performance shown for Class A Shares and Class R Shares reflects the historical performance of each corresponding class of the JAD predecessor fund from September 30, 2004 to July 6, 2009, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund respectively, net of any applicable fee and expense limitations or waivers. Performance shown for each class for the periods August 1, 2000 to September 30, 2004 reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). Performance shown for each class for the periods prior to August 1, 2000 reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for Class A Shares for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. Performance shown for Class R Shares for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class I Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class I Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on January 27, 2017. Performance shown for Class D Shares reflects the performance of the Fund's Class S Shares from July 6, 2009 to January 27, 2017, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to July 6, 2009, the performance shown for Class D Shares reflects the performance of Class S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund's Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class D Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series - Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for Class T Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class T Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class S Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class

See important disclosures on the next page.

4	MARCH 31, 2024

Janus Henderson Forty Fund (unaudited)

Performance

S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class N Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Mr. Rao intends to retire from Janus Henderson Investors effective on or about December 31, 2024.

*The Predecessor Fund’s inception date – May 1, 1997

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	5

Janus Henderson Forty Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,281.30	$4.68	$1,000.00	$1,020.90	$4.14	0.82%
Class C Shares	$1,000.00	$1,276.70	$8.88	$1,000.00	$1,017.20	$7.87	1.56%
Class D Shares	$1,000.00	$1,282.70	$3.54	$1,000.00	$1,021.90	$3.13	0.62%
Class I Shares	$1,000.00	$1,283.00	$3.31	$1,000.00	$1,022.10	$2.93	0.58%
Class N Shares	$1,000.00	$1,283.50	$2.91	$1,000.00	$1,022.45	$2.58	0.51%
Class R Shares	$1,000.00	$1,278.40	$7.12	$1,000.00	$1,018.75	$6.31	1.25%
Class S Shares	$1,000.00	$1,280.30	$5.64	$1,000.00	$1,020.05	$5.00	0.99%
Class T Shares	$1,000.00	$1,281.80	$4.16	$1,000.00	$1,021.35	$3.69	0.73%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	MARCH 31, 2024

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 98.7%
Aerospace & Defense – 2.0%
Howmet Aerospace Inc	6,124,232	$419,081,196
Banks – 1.3%
JPMorgan Chase & Co	1,338,865	268,174,659
Biotechnology – 5.7%
AbbVie Inc	2,761,222	502,818,526
Argenx SE (ADR)*	500,563	197,081,664
Madrigal Pharmaceuticals Inc*	637,684	170,287,135
Vertex Pharmaceuticals Inc*	715,697	299,168,503
		1,169,355,828
Capital Markets – 1.6%
Blackstone Group Inc	2,525,058	331,716,869
Chemicals – 1.8%
Linde PLC	786,164	365,031,668
Diversified Financial Services – 5.6%
Mastercard Inc - Class A	2,388,019	1,149,998,310
Electrical Equipment – 1.5%
Eaton Corp PLC	958,484	299,698,777
Health Care Providers & Services – 1.8%
UnitedHealth Group Inc	728,902	360,587,819
Hotels, Restaurants & Leisure – 4.7%
Booking Holdings Inc	175,831	637,893,768
Caesars Entertainment Inc*	3,308,675	144,721,445
DoorDash Inc - Class A*	1,240,919	170,899,365
		953,514,578
Insurance – 2.5%
Progressive Corp/The	2,451,970	507,116,435
Interactive Media & Services – 9.0%
Alphabet Inc - Class C*	4,182,338	636,802,784
Meta Platforms Inc - Class A	2,463,670	1,196,308,879
		1,833,111,663
Life Sciences Tools & Services – 3.2%
Danaher Corp	1,727,191	431,314,137
Illumina Inc*	1,639,363	225,117,327
		656,431,464
Machinery – 2.1%
Deere & Co	1,028,192	422,319,582
Metals & Mining – 1.0%
Freeport-McMoRan Inc	4,296,175	202,006,149
Multiline Retail – 8.4%
Amazon.com Inc*	7,861,374	1,418,034,642
MercadoLibre Inc*	197,670	298,869,133
		1,716,903,775
Pharmaceuticals – 2.2%
Eli Lilly & Co	581,363	452,277,159
Real Estate Management & Development – 2.4%
CoStar Group Inc*	5,087,778	491,479,355
Semiconductor & Semiconductor Equipment – 15.3%
Advanced Micro Devices Inc*	1,407,223	253,989,679
ASML Holding NV	744,908	722,910,867
Marvell Technology Inc	3,981,209	282,188,094
NVIDIA Corp	1,703,499	1,539,213,556
Texas Instruments Inc	1,955,670	340,697,271
		3,138,999,467
Software – 17.2%
Adobe Inc*	638,891	322,384,399
Microsoft Corp	5,287,378	2,224,505,672
Oracle Corp	3,652,113	458,741,914
Workday Inc - Class A*	1,916,925	522,841,294
		3,528,473,279

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Specialized Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp	1,558,186	$307,881,972
Specialty Retail – 1.7%
TJX Cos Inc	3,459,785	350,891,395
Technology Hardware, Storage & Peripherals – 4.3%
Apple Inc	5,124,949	878,826,255
Textiles, Apparel & Luxury Goods – 1.9%
LVMH Moet Hennessy Louis Vuitton SE	424,407	381,675,134
Total Common Stocks (cost $10,247,537,434)		20,185,552,788
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $275,822,189)	275,770,236	275,825,390
Total Investments (total cost $10,523,359,623) – 100.1%		20,461,378,178
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(10,823,628)
Net Assets – 100%		$20,450,554,550

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$18,860,841,380	92.2%
Netherlands	722,910,867	3.5
France	381,675,134	1.9
Argentina	298,869,133	1.4
Belgium	197,081,664	1.0

Total	$20,461,378,178	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$9,470,964	$-	$(73,639)	$275,825,390
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	10,156∆	-	-	-
Total Affiliated Investments - 1.4%	$9,481,120	$-	$(73,639)	$275,825,390

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	736,607,266	1,703,264,148	(2,163,972,385)	275,825,390
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	-	171,097,084	(171,097,084)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Forty Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Growth Index	Russell 1000® Growth Index reflects the performance of U.S. large-cap equities with higher price-to-book ratios and higher forecasted growth values.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$20,185,552,788	$-	$-
Investment Companies	-	275,825,390	-
Total Assets	$20,185,552,788	$275,825,390	$-

10	MARCH 31, 2024

Janus Henderson Forty Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement

Assets:
Unaffiliated investments, at value (cost $10,247,537,434)	$20,185,552,788
Affiliated investments, at value (cost $275,822,189)	275,825,390
Cash	900,975
Trustees' deferred compensation	566,052
Receivables:
Fund shares sold	3,106,773
Dividends from affiliates	2,452,400
Dividends	1,977,784
Foreign tax reclaims	32,114
Other assets	100,530
Total Assets	20,470,514,806
Liabilities:
Payables:	—
Advisory fees	8,773,925
Fund shares repurchased	7,025,953
Transfer agent fees and expenses	2,630,138
Trustees' deferred compensation fees	566,052
12b-1 Distribution and shareholder servicing fees	328,362
Trustees' fees and expenses	93,418
Professional fees	46,919
Affiliated fund administration fees payable	43,065
Custodian fees	27,881
Accrued expenses and other payables	424,543
Total Liabilities	19,960,256
Commitments and contingent liabilities (Note 3)
Net Assets	$20,450,554,550

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Forty Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,040,427,176
Total distributable earnings (loss)	10,410,127,374
Total Net Assets	$20,450,554,550
Net Assets - Class A Shares	$472,199,179
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,169,664
Net Asset Value Per Share(1)	$51.50
Maximum Offering Price Per Share(2)	$54.64
Net Assets - Class C Shares	$109,735,278
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,990,235
Net Asset Value Per Share(1)	$36.70
Net Assets - Class D Shares	$12,371,012,374
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	249,935,811
Net Asset Value Per Share	$49.50
Net Assets - Class I Shares	$2,191,183,415
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,983,349
Net Asset Value Per Share	$54.80
Net Assets - Class N Shares	$647,736,064
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,734,822
Net Asset Value Per Share	$55.20
Net Assets - Class R Shares	$85,523,178
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,010,735
Net Asset Value Per Share	$42.53
Net Assets - Class S Shares	$476,134,605
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,890,729
Net Asset Value Per Share	$48.14
Net Assets - Class T Shares	$4,097,030,457
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	81,557,616
Net Asset Value Per Share	$50.23

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Forty Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$69,674,892
Dividends from affiliates	9,470,964
Affiliated securities lending income, net	10,156
Unaffiliated securities lending income, net	2,698
Other income	38,259
Foreign withholding tax income	204,435
Total Investment Income	79,401,404
Expenses:
Advisory fees	44,822,656
12b-1 Distribution and shareholder servicing fees:
Class A Shares	526,256
Class C Shares	508,000
Class R Shares	191,052
Class S Shares	530,514
Transfer agent administrative fees and expenses:
Class D Shares	6,309,680
Class R Shares	96,402
Class S Shares	530,514
Class T Shares	4,601,812
Transfer agent networking and omnibus fees:
Class A Shares	146,368
Class C Shares	40,499
Class I Shares	762,188
Other transfer agent fees and expenses:
Class A Shares	10,552
Class C Shares	2,056
Class D Shares	301,855
Class I Shares	43,600
Class N Shares	10,028
Class R Shares	406
Class S Shares	2,231
Class T Shares	12,694
Shareholder reports expense	265,355
Affiliated fund administration fees	228,900
Trustees’ fees and expenses	194,116
Professional fees	164,441
Registration fees	114,226
Custodian fees	49,451
Other expenses	457,133
Total Expenses	60,922,985
Less: Excess Expense Reimbursement and Waivers	(367,005)
Net Expenses	60,555,980
Net Investment Income/(Loss)	18,845,424

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Forty Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$719,469,026
Total Net Realized Gain/(Loss) on Investments	719,469,026
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	3,845,814,791
Investments in affiliates	(73,639)
Total Change in Unrealized Net Appreciation/Depreciation	3,845,741,152
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,584,055,602

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Forty Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$18,845,424	$47,173,073
Net realized gain/(loss) on investments	719,469,026	1,360,028,294
Change in unrealized net appreciation/depreciation	3,845,741,152	2,566,292,657
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,584,055,602	3,973,494,024
Dividends and Distributions to Shareholders:
Class A Shares	(33,530,762)	(196,773)
Class C Shares	(11,528,193)	(71,294)
Class D Shares	(934,107,293)	(5,170,450)
Class I Shares	(155,927,384)	(868,455)
Class N Shares	(43,022,244)	(222,907)
Class R Shares	(7,337,749)	(43,018)
Class S Shares	(35,919,513)	(214,505)
Class T Shares	(306,510,960)	(1,723,379)
Net Decrease from Dividends and Distributions to Shareholders	(1,527,884,098)	(8,510,781)
Capital Share Transactions:
Class A Shares	22,936,520	(40,869,131)
Class C Shares	(1,913,857)	(15,253,300)
Class D Shares	583,668,516	(500,234,809)
Class I Shares	21,911,998	(162,569,461)
Class N Shares	58,220,884	5,843,035
Class R Shares	3,114,520	(6,275,623)
Class S Shares	24,842,313	(44,772,518)
Class T Shares	131,631,758	(207,149,805)
Net Increase/(Decrease) from Capital Share Transactions	844,412,652	(971,281,612)
Net Increase/(Decrease) in Net Assets	3,900,584,156	2,993,701,631
Net Assets:
Beginning of period	16,549,970,394	13,556,268,763
End of period	$20,450,554,550	$16,549,970,394

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Forty Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$43.76	$33.69	$56.20	$46.81	$37.16	$37.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.06	(0.08)	(0.26)	(0.08)	0.02
Net realized and unrealized gain/(loss)	11.63	10.03	(17.22)	13.50	12.27	2.25
Total from Investment Operations	11.64	10.09	(17.30)	13.24	12.19	2.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	—	—	(0.01)	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(3.90)	(0.02)	(5.21)	(3.85)	(2.54)	(2.53)
Net Asset Value, End of Period	$51.50	$43.76	$33.69	$56.20	$46.81	$37.16
Total Return*	28.15%	29.97%	(34.00)%	29.72%	34.62%	7.77%
Net Assets, End of Period (in thousands)	$472,199	$377,708	$326,566	$525,208	$411,899	$303,070
Average Net Assets for the Period (in thousands)	$423,071	$362,489	$456,270	$483,419	$339,815	$268,921
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.81%	0.89%	1.02%	1.01%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.81%	0.89%	1.02%	1.01%	0.98%
Ratio of Net Investment Income/(Loss)	0.04%	0.14%	(0.17)%	(0.50)%	(0.21)%	0.05%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Forty Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$32.32	$25.06	$43.38	$37.15	$30.17	$31.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.17)	(0.28)	(0.47)	(0.28)	(0.16)
Net realized and unrealized gain/(loss)	8.39	7.45	(12.83)	10.55	9.79	1.75
Total from Investment Operations	8.27	7.28	(13.11)	10.08	9.51	1.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Net Asset Value, End of Period	$36.70	$32.32	$25.06	$43.38	$37.15	$30.17
Total Return*	27.67%	29.07%	(34.43)%	28.88%	33.67%	7.11%
Net Assets, End of Period (in thousands)	$109,735	$97,763	$89,166	$160,133	$137,952	$126,726
Average Net Assets for the Period (in thousands)	$103,805	$96,304	$129,956	$153,590	$128,357	$154,535
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.56%	1.53%	1.51%	1.68%	1.68%	1.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.53%	1.51%	1.68%	1.68%	1.58%
Ratio of Net Investment Income/(Loss)	(0.70)%	(0.57)%	(0.80)%	(1.15)%	(0.87)%	(0.58)%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Forty Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.26	$32.47	$54.28	$45.24	$35.99	$36.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.13	0.01	(0.15)	—(2)	0.09
Net realized and unrealized gain/(loss)	11.19	9.68	(16.58)	13.04	11.86	2.18
Total from Investment Operations	11.24	9.81	(16.57)	12.89	11.86	2.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—	(0.03)	—	(0.08)	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(4.00)	(0.02)	(5.24)	(3.85)	(2.61)	(2.53)
Net Asset Value, End of Period	$49.50	$42.26	$32.47	$54.28	$45.24	$35.99
Total Return*	28.27%	30.23%	(33.86)%	30.00%	34.88%	8.03%
Net Assets, End of Period (in thousands)	$12,371,012	$9,953,141	$8,069,316	$12,846,210	$10,287,828	$8,018,389
Average Net Assets for the Period (in thousands)	$11,101,910	$9,391,893	$11,038,490	$11,890,281	$8,759,841	$7,517,796
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.61%	0.69%	0.82%	0.80%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.61%	0.69%	0.82%	0.80%	0.75%
Ratio of Net Investment Income/(Loss)	0.24%	0.33%	0.03%	(0.29)%	0.00%(3)	0.27%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Forty Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$46.40	$35.63	$59.06	$48.89	$38.69	$38.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.16	0.04	(0.13)	0.03	0.12
Net realized and unrealized gain/(loss)	12.35	10.63	(18.21)	14.15	12.80	2.36
Total from Investment Operations	12.42	10.79	(18.17)	14.02	12.83	2.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	(0.05)	—	(0.10)	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(4.02)	(0.02)	(5.26)	(3.85)	(2.63)	(2.53)
Net Asset Value, End of Period	$54.80	$46.40	$35.63	$59.06	$48.89	$38.69
Total Return*	28.30%	30.30%	(33.84)%	30.07%	34.97%	8.06%
Net Assets, End of Period (in thousands)	$2,191,183	$1,826,123	$1,547,668	$2,360,269	$1,783,057	$1,178,733
Average Net Assets for the Period (in thousands)	$2,003,076	$1,722,496	$2,082,585	$2,119,223	$1,416,287	$1,081,498
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.56%	0.64%	0.76%	0.74%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.56%	0.64%	0.76%	0.74%	0.68%
Ratio of Net Investment Income/(Loss)	0.28%	0.39%	0.08%	(0.24)%	0.06%	0.34%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Forty Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$46.73	$35.86	$59.38	$49.11	$38.85	$38.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.20	0.07	(0.10)	0.05	0.15
Net realized and unrealized gain/(loss)	12.44	10.69	(18.30)	14.22	12.86	2.37
Total from Investment Operations	12.53	10.89	(18.23)	14.12	12.91	2.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	—	(0.08)	—	(0.12)	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(4.06)	(0.02)	(5.29)	(3.85)	(2.65)	(2.53)
Net Asset Value, End of Period	$55.20	$46.73	$35.86	$59.38	$49.11	$38.85
Total Return*	28.35%	30.38%	(33.78)%	30.15%	35.06%	8.15%
Net Assets, End of Period (in thousands)	$647,736	$490,179	$371,702	$581,225	$511,465	$273,438
Average Net Assets for the Period (in thousands)	$566,759	$448,660	$516,542	$533,647	$384,360	$212,223
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.51%	0.49%	0.56%	0.70%	0.67%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.49%	0.56%	0.70%	0.67%	0.62%
Ratio of Net Investment Income/(Loss)	0.36%	0.46%	0.15%	(0.17)%	0.12%	0.40%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Forty Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.83	$28.48	$48.48	$41.01	$32.97	$33.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.09)	(0.23)	(0.40)	(0.21)	(0.10)
Net realized and unrealized gain/(loss)	9.66	8.46	(14.56)	11.72	10.78	1.95
Total from Investment Operations	9.59	8.37	(14.79)	11.32	10.57	1.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Net Asset Value, End of Period	$42.53	$36.83	$28.48	$48.48	$41.01	$32.97
Total Return*	27.87%	29.41%	(34.26)%	29.21%	34.05%	7.36%
Net Assets, End of Period (in thousands)	$85,523	$70,645	$60,027	$103,653	$101,440	$106,843
Average Net Assets for the Period (in thousands)	$77,509	$67,874	$84,882	$106,256	$101,751	$113,204
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.25%	1.23%	1.31%	1.43%	1.41%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.23%	1.30%	1.42%	1.41%	1.36%
Ratio of Net Investment Income/(Loss)	(0.38)%	(0.28)%	(0.59)%	(0.90)%	(0.60)%	(0.34)%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Forty Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$41.17	$31.75	$53.33	$44.67	$35.61	$36.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.01)	(0.15)	(0.33)	(0.13)	(0.03)
Net realized and unrealized gain/(loss)	10.89	9.45	(16.22)	12.84	11.72	2.15
Total from Investment Operations	10.86	9.44	(16.37)	12.51	11.59	2.12
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Net Asset Value, End of Period	$48.14	$41.17	$31.75	$53.33	$44.67	$35.61
Total Return*	28.03%	29.75%	(34.09)%	29.50%	34.40%	7.65%
Net Assets, End of Period (in thousands)	$476,135	$381,719	$331,903	$586,481	$546,341	$475,553
Average Net Assets for the Period (in thousands)	$426,502	$373,026	$480,481	$571,789	$491,995	$468,610
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	0.98%	1.07%	1.20%	1.17%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.97%	1.05%	1.19%	1.16%	1.10%
Ratio of Net Investment Income/(Loss)	(0.13)%	(0.02)%	(0.34)%	(0.66)%	(0.36)%	(0.08)%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Forty Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.80	$32.92	$54.99	$45.83	$36.44	$36.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.09	(0.03)	(0.21)	(0.04)	0.06
Net realized and unrealized gain/(loss)	11.35	9.81	(16.83)	13.22	12.01	2.21
Total from Investment Operations	11.38	9.90	(16.86)	13.01	11.97	2.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	—	—	—	(0.05)	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)	(2.53)
Total Dividends and Distributions	(3.95)	(0.02)	(5.21)	(3.85)	(2.58)	(2.53)
Net Asset Value, End of Period	$50.23	$42.80	$32.92	$54.99	$45.83	$36.44
Total Return*	28.21%	30.09%	(33.94)%	29.86%	34.71%	7.93%
Net Assets, End of Period (in thousands)	$4,097,030	$3,352,693	$2,759,921	$4,465,117	$3,621,078	$2,914,481
Average Net Assets for the Period (in thousands)	$3,699,785	$3,162,259	$3,817,603	$4,169,739	$3,138,440	$2,750,999
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.73%	0.81%	0.95%	0.92%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.71%	0.79%	0.93%	0.91%	0.85%
Ratio of Net Investment Income/(Loss)	0.13%	0.23%	(0.07)%	(0.41)%	(0.10)%	0.17%
Portfolio Turnover Rate	16%	39%	39%	31%	42%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

24	MARCH 31, 2024

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Janus Investment Fund	25

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

26	MARCH 31, 2024

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

Janus Investment Fund	27

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other

28	MARCH 31, 2024

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2024.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.49%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage

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Notes to Financial Statements (unaudited)

commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $29,636.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class A Shares paid CDSCs of $7 to the Distributor.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $3,183.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its

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Notes to Financial Statements (unaudited)

portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2024, the Fund engaged in cross trades amounting to $8,790,886 in sales, resulting in a net realized gain of $3,328,365. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$10,605,308,103	$9,986,517,636	$(130,447,561)	$9,856,070,075

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	835,271	$ 38,678,691	973,760	$ 39,469,905
Reinvested dividends and distributions	614,204	26,902,132	4,397	156,612
Shares repurchased	(911,585)	(42,644,303)	(2,039,413)	(80,495,648)
Net Increase/(Decrease)	537,890	$ 22,936,520	(1,061,256)	$ (40,869,131)
Class C Shares:
Shares sold	279,448	$ 9,436,206	424,946	$ 12,639,431
Reinvested dividends and distributions	336,867	10,540,565	2,409	63,735
Shares repurchased	(651,352)	(21,890,628)	(959,594)	(27,956,466)
Net Increase/(Decrease)	(35,037)	$ (1,913,857)	(532,239)	$ (15,253,300)
Class D Shares:
Shares sold	2,985,653	$135,636,930	4,261,535	$ 168,343,952
Reinvested dividends and distributions	21,142,971	889,696,219	143,905	4,941,689
Shares repurchased	(9,741,676)	(441,664,633)	(17,381,060)	(673,520,450)
Net Increase/(Decrease)	14,386,948	$583,668,516	(12,975,620)	$(500,234,809)
Class I Shares:
Shares sold	4,312,705	$213,152,408	8,985,742	$ 383,712,063
Reinvested dividends and distributions	2,887,353	134,492,896	19,504	735,303
Shares repurchased	(6,573,915)	(325,733,306)	(13,080,119)	(547,016,827)
Net Increase/(Decrease)	626,143	$ 21,911,998	(4,074,873)	$(162,569,461)
Class N Shares:
Shares sold	1,407,433	$ 69,489,007	2,232,891	$ 96,479,547
Reinvested dividends and distributions	850,867	39,914,178	5,460	207,142
Shares repurchased	(1,013,384)	(51,182,301)	(2,113,884)	(90,843,654)
Net Increase/(Decrease)	1,244,916	$ 58,220,884	124,467	$ 5,843,035
Class R Shares:
Shares sold	155,319	$ 6,129,764	300,295	$ 10,349,206
Reinvested dividends and distributions	200,137	7,250,966	1,409	42,380
Shares repurchased	(262,842)	(10,266,210)	(491,436)	(16,667,209)
Net Increase/(Decrease)	92,614	$ 3,114,520	(189,732)	$ (6,275,623)
Class S Shares:
Shares sold	551,394	$ 24,514,832	1,219,085	$ 46,340,311
Reinvested dividends and distributions	873,881	35,802,904	6,372	213,788
Shares repurchased	(807,368)	(35,475,423)	(2,407,455)	(91,326,617)
Net Increase/(Decrease)	617,907	$ 24,842,313	(1,181,998)	$ (44,772,518)
Class T Shares:
Shares sold	3,507,464	$161,531,107	6,217,217	$ 247,752,509
Reinvested dividends and distributions	7,011,623	299,536,526	48,396	1,685,165
Shares repurchased	(7,286,852)	(329,435,875)	(11,765,880)	(456,587,479)
Net Increase/(Decrease)	3,232,235	$131,631,758	(5,500,267)	$(207,149,805)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,914,224,044	$3,260,438,626	$ -	$ -

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Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

34	MARCH 31, 2024

Janus Henderson Forty Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

44	MARCH 31, 2024

Janus Henderson Forty Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	45

Janus Henderson Forty Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

46	MARCH 31, 2024

Janus Henderson Forty Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	47

Janus Henderson Forty Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

48	MARCH 31, 2024

Janus Henderson Forty Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93041 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Equity Income Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Equity Income Fund

Ben Lofthouse co-portfolio manager	Job Curtis co-portfolio manager	Alex Crooke co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Equity Income Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.17%	0.96%	Unilever PLC	3.88%	-0.73%
Tokyo Electron Ltd	0.93%	0.43%	British American Tobacco PLC	3.00%	-0.62%
Hon Hai Precision Industry Co Ltd	0.81%	0.37%	Pernod Ricard SA	1.50%	-0.56%
Kia Motors Corp	0.92%	0.31%	Equinor ASA	1.54%	-0.49%
Qualcomm Inc	1.29%	0.28%	UPM-Kymmene Oyj	1.97%	-0.46%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	0.43%	4.88%	10.79%
	Real Estate	0.15%	1.55%	2.35%
	Information Technology	-0.35%	9.16%	23.25%
	Utilities	-0.39%	7.16%	2.55%
	Other**	-0.65%	2.90%	0.00%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Consumer Staples	-1.89%	16.81%	6.87%
	Materials	-1.40%	8.74%	3.96%
	Communication Services	-1.33%	6.46%	7.35%
	Energy	-0.82%	9.27%	4.60%
	Financials	-0.77%	18.56%	15.03%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Equity Income Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)
Semiconductor & Semiconductor Equipment	3.8%
Unilever PLC
Personal Products	3.1%
British American Tobacco PLC
Tobacco	2.9%
HSBC Holdings PLC
Banks	2.8%
Carlsberg A/S
Beverages	2.6%
15.2%

Asset Allocation - (% of Net Assets)
Common Stocks	96.3%
Preferred Stocks	2.2%
Investment Companies	0.9%
Other	0.6%
100.0%

Emerging markets comprised 9.8% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Equity Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	12.06%	9.55%	6.04%	4.16%	4.32%	1.20%
Class A Shares at MOP	5.58%	3.31%	4.80%	3.55%	3.97%
Class C Shares at NAV	11.76%	8.94%	5.38%	3.45%	3.58%	1.80%
Class C Shares at CDSC	10.76%	7.94%	5.38%	3.45%	3.58%
Class D Shares	12.25%	9.86%	6.30%	4.31%	4.41%	0.91%
Class I Shares	12.21%	9.88%	6.40%	4.47%	4.59%	0.82%
Class N Shares	12.26%	10.15%	6.49%	4.50%	4.52%	0.73%
Class S Shares	11.97%	9.42%	5.91%	4.02%	4.24%	1.24%
Class T Shares	12.03%	9.78%	6.23%	4.27%	4.39%	0.98%
MSCI World Index	21.31%	25.11%	12.07%	9.39%	7.13%
85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index	11.84%	13.67%	6.29%	4.45%	4.31%
Morningstar Quartile - Class A Shares	-	4th	3rd	2nd	1st
Morningstar Ranking - based on total returns for Foreign Large Value Funds	-	321/379	204/337	93/276	30/176

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Global Equity Income Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Global Equity Income Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on November 30, 2006. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – November 30, 2006

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Global Equity Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,120.60	$6.10	$1,000.00	$1,019.25	$5.81	1.15%
Class C Shares	$1,000.00	$1,117.60	$9.21	$1,000.00	$1,016.30	$8.77	1.74%
Class D Shares	$1,000.00	$1,122.50	$4.62	$1,000.00	$1,020.65	$4.39	0.87%
Class I Shares	$1,000.00	$1,122.10	$4.24	$1,000.00	$1,021.00	$4.04	0.80%
Class N Shares	$1,000.00	$1,122.60	$3.71	$1,000.00	$1,021.50	$3.54	0.70%
Class S Shares	$1,000.00	$1,119.70	$6.41	$1,000.00	$1,018.95	$6.11	1.21%
Class T Shares	$1,000.00	$1,120.30	$4.93	$1,000.00	$1,020.35	$4.70	0.93%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 96.3%
Aerospace & Defense – 1.5%
BAE Systems PLC	5,220,118	$88,894,698
Automobiles – 1.2%
Kia Motors Corp	160,971	13,393,323
Stellantis NV	2,013,620	57,223,873
		70,617,196
Banks – 7.2%
Barclays PLC	2,900,720	6,705,851
BNP Paribas SA	460,689	32,728,876
DBS Group Holdings Ltd	2,189,400	58,436,982
Hana Financial Group Inc	350,733	15,902,566
HSBC Holdings PLC	20,932,805	163,508,648
ING Groep NV	2,005,273	32,978,504
Natwest Group PLC	20,687,167	69,308,771
Nordea Bank Abp	3,583,036	40,466,848
		420,037,046
Beverages – 5.6%
Carlsberg A/S	1,103,019	150,506,821
Coca-Cola Co	974,729	59,633,920
Heineken NV	498,833	48,073,158
Pernod Ricard SA	441,861	71,471,627
		329,685,526
Building Products – 0.2%
Xinyi Glass Holdings Ltd	10,795,000	11,434,008
Capital Markets – 2.3%
Hong Kong Exchanges & Clearing Ltd	314,100	9,142,037
IG Group Holdings PLC	4,671,338	43,031,531
Macquarie Group Ltd	631,371	82,144,209
		134,317,777
Chemicals – 1.6%
Arkema SA	164,008	17,256,365
BASF SE	254,544	14,533,368
Shin-Etsu Chemical Co Ltd	1,466,300	63,995,625
		95,785,358
Communications Equipment – 1.0%
Cisco Systems Inc	1,119,102	55,854,381
Construction & Engineering – 0.6%
Vinci SA	259,874	33,291,591
Diversified Financial Services – 1.3%
M&G PLC	28,162,599	78,361,723
Diversified Telecommunication Services – 5.4%
Deutsche Telekom AG	2,432,053	59,027,866
Elisa Oyj	1,237,556	55,200,359
KT Corp	1,267,846	35,743,820
Telenor ASA	2,052,140	22,830,848
TELUS Corp	3,172,117	50,752,935
Verizon Communications Inc	2,143,947	89,960,016
		313,515,844
Electric Utilities – 2.0%
Enel SpA	8,651,177	57,102,770
Iberdrola SA	4,867,880	60,360,158
		117,462,928
Electronic Equipment, Instruments & Components – 1.2%
Hon Hai Precision Industry Co Ltd	17,463,108	67,444,585
Food & Staples Retailing – 0.9%
Wal-Mart de Mexico SAB de CV	13,617,203	54,885,615
Food Products – 2.0%
Nestle SA (REG)	1,098,557	116,653,912
Health Care Equipment & Supplies – 1.1%
Medtronic PLC	720,203	62,765,691

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Household Durables – 1.1%
Persimmon PLC	2,058,193	$34,179,416
Taylor Wimpey PLC	16,793,802	29,043,618
		63,223,034
Insurance – 10.5%
ASR Nederland NV	1,202,855	58,894,534
Aviva PLC	12,099,666	75,823,311
AXA SA	806,038	30,270,768
Dai-ichi Life Holdings Inc	2,976,000	75,697,674
Legal & General Group PLC	30,579,165	98,166,968
Phoenix Group Holdings PLC	8,428,671	58,774,999
Samsung Fire & Marine Insurance Co Ltd	99,572	22,856,956
Swiss Re AG	362,118	46,564,913
Zurich Insurance Group AG	269,680	145,442,369
		612,492,492
Machinery – 4.7%
Daimler Truck Holding AG	579,116	29,335,614
Sandvik AB	2,552,091	56,685,576
SKF AB	2,640,288	53,907,597
Volvo AB	4,904,898	132,961,203
		272,889,990
Metals & Mining – 4.4%
Anglo American PLC	2,075,363	51,115,432
BHP Group Ltd	3,021,414	87,143,302
Norsk Hydro ASA	5,796,211	31,988,350
Rio Tinto PLC	1,381,820	87,481,904
		257,728,988
Multi-Utilities – 2.9%
Engie SA	3,479,536	58,214,967
National Grid PLC	8,454,890	113,733,346
		171,948,313
Office Real Estate Investment Trusts (REITs) – 1.2%
Dexus	13,355,096	68,823,658
Oil, Gas & Consumable Fuels – 7.8%
BP PLC	19,308,239	120,776,999
Eni SpA	6,967,866	110,098,055
Equinor ASA	1,784,661	47,523,895
Keyera Corp	1,781,559	45,893,823
Williams Cos Inc	3,324,194	129,543,840
		453,836,612
Paper & Forest Products – 1.9%
UPM-Kymmene Oyj	3,272,945	108,987,543
Personal Products – 3.1%
Unilever PLC	3,569,092	179,101,398
Pharmaceuticals – 8.0%
Astellas Pharma Inc	4,421,300	47,467,049
Merck & Co Inc	1,029,963	135,903,618
Novartis AG	1,069,809	103,658,880
Roche Holding AG	370,589	94,404,229
Sanofi	903,507	88,650,972
		470,084,748
Professional Services – 2.1%
Hays PLC	4,875,062	5,810,383
SGS SA (REG)*	1,198,799	116,330,168
		122,140,551
Real Estate Management & Development – 0.4%
Swire Pacific Ltd	3,011,500	24,779,358
Semiconductor & Semiconductor Equipment – 6.7%
Qualcomm Inc	529,287	89,608,289

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,650,013	$224,484,269
Tokyo Electron Ltd	287,400	74,546,274
		388,638,832
Textiles, Apparel & Luxury Goods – 0.9%
Cie Financiere Richemont SA (REG)	354,905	54,119,372
Tobacco – 4.5%
British American Tobacco PLC	5,650,868	171,566,877
Imperial Brands PLC	3,969,194	88,653,981
		260,220,858
Wireless Telecommunication Services – 1.0%
Tele2 AB	7,294,081	59,911,016
Total Common Stocks (cost $5,391,116,207)		5,619,934,642
Preferred Stocks– 2.2%
Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co Ltd((cost $112,338,286)	2,577,026	128,650,284
Investment Companies– 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $53,193,209)	53,182,572	53,193,209
Total Investments (total cost $5,556,647,702) – 99.4%		5,801,778,135
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		36,958,279
Net Assets – 100%		$5,838,736,414

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,384,938,456	23.9%
Switzerland	677,173,843	11.7
United States	676,462,964	11.7
France	331,885,166	5.7
Netherlands	319,047,594	5.5
Sweden	303,465,392	5.2
Taiwan	291,928,854	5.0
Japan	261,706,622	4.5
Australia	238,111,169	4.1
Italy	224,424,698	3.9
South Korea	216,546,949	3.7
Finland	204,654,750	3.5
Denmark	150,506,821	2.6
Germany	102,896,848	1.8
Norway	102,343,093	1.8
Canada	96,646,758	1.7
Spain	60,360,158	1.0
Singapore	58,436,982	1.0
Mexico	54,885,615	0.9
Hong Kong	33,921,395	0.6
China	11,434,008	0.2

Total	$5,801,778,135	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$3,738,592	$(3,841)	$(26,380)	$53,193,209

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	302,308,674	1,149,256,538	(1,398,341,782)	53,193,209

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	4/17/24	(249,062,606)	$318,541,928	$4,227,988
Euro	4/17/24	(457,066,387)	500,005,345	6,657,392
Total				$10,885,380

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$10,885,380

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2024

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(12,023,935)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ (4,198,955)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts sold - in USD	$805,015,534

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$10,885,380	$—	$—	$10,885,380

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World IndexSM 85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index

MSCI World IndexSM reflects the equity market performance of global developed markets.

85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equity from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Beverages	$179,178,705	$150,506,821	$-
Diversified Telecommunication Services	290,684,996	22,830,848	-
Metals & Mining	225,740,638	31,988,350	-
Oil, Gas & Consumable Fuels	406,312,717	47,523,895	-
All Other	4,265,167,672	-	-
Preferred Stocks	128,650,284	-	-
Investment Companies	-	53,193,209	-
Total Investments in Securities	$5,495,735,012	$306,043,123	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	10,885,380	-
Total Assets	$5,495,735,012	$316,928,503	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	11

Janus Henderson Global Equity Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $5,503,454,493)	$5,748,584,926
Affiliated investments, at value (cost $53,193,209)	53,193,209
Cash	23,084,555
Forward foreign currency exchange contracts	10,885,380
Cash denominated in foreign currency (cost $9,137,367)	9,137,367
Trustees' deferred compensation	159,827
Receivables:
Investments sold	144,448,106
Dividends	57,257,004
Foreign tax reclaims	56,994,101
Fund shares sold	11,357,073
Dividends from affiliates	403,273
Other assets	34,204
Total Assets	6,115,539,025
Liabilities:
Payables:	—
Investments purchased	220,317,126
Fund shares repurchased	37,114,708
Dividends	8,851,521
Foreign withholding tax reclaim fee (Note 1)	4,439,932
Advisory fees	3,217,599
Transfer agent fees and expenses	969,408
12b-1 Distribution and shareholder servicing fees	396,504
Trustees' deferred compensation fees	159,827
Custodian fees	105,935
Professional fees	39,212
Trustees' fees and expenses	30,745
Affiliated fund administration fees payable	12,348
Accrued expenses and other payables	1,147,746
Total Liabilities	276,802,611
Commitments and contingent liabilities (Note 4)
Net Assets	$5,838,736,414

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,262,834,663
Total distributable earnings (loss)	(1,424,098,249)
Total Net Assets	$5,838,736,414
Net Assets - Class A Shares	$686,058,092
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	110,560,895
Net Asset Value Per Share(1)	$6.21
Maximum Offering Price Per Share(2)	$6.59
Net Assets - Class C Shares	$291,764,967
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,866,036
Net Asset Value Per Share(1)	$6.10
Net Assets - Class D Shares	$28,783,869
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,653,586
Net Asset Value Per Share	$6.19
Net Assets - Class I Shares	$4,414,591,394
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	709,057,619
Net Asset Value Per Share	$6.23
Net Assets - Class N Shares	$323,923,451
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,037,049
Net Asset Value Per Share	$6.22
Net Assets - Class S Shares	$16,889,771
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,751,483
Net Asset Value Per Share	$6.14
Net Assets - Class T Shares	$76,724,870
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,410,275
Net Asset Value Per Share	$6.18

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Equity Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$182,712,067
Dividends from affiliates	3,738,592
Other income	97,132
Foreign tax withheld (net of foreign withholding tax reclaim fee of $375,921 (Note 1))	(5,585,061)
Total Investment Income	180,962,730
Expenses:
Advisory fees	18,562,835
12b-1 Distribution and shareholder servicing fees:
Class A Shares	829,413
Class C Shares	1,432,704
Class S Shares	21,034
Transfer agent administrative fees and expenses:
Class D Shares	14,861
Class S Shares	21,232
Class T Shares	109,405
Transfer agent networking and omnibus fees:
Class A Shares	777,136
Class C Shares	109,280
Class I Shares	2,049,939
Other transfer agent fees and expenses:
Class A Shares	18,620
Class C Shares	6,549
Class D Shares	2,839
Class I Shares	106,032
Class N Shares	6,875
Class S Shares	110
Class T Shares	507
Professional fees	570,493
Custodian fees	235,542
Shareholder reports expense	165,585
Registration fees	89,059
Affiliated fund administration fees	71,130
Trustees’ fees and expenses	60,379
Other expenses	186,321
Total Expenses	25,447,880
Less: Excess Expense Reimbursement and Waivers	(124,080)
Net Expenses	25,323,800
Net Investment Income/(Loss)	155,638,930

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(75,062,108)
Investments in affiliates	(3,841)
Forward foreign currency exchange contracts	(12,023,935)
Total Net Realized Gain/(Loss) on Investments	(87,089,884)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	598,820,900
Investments in affiliates	(26,380)
Forward foreign currency exchange contracts	(4,198,955)
Total Change in Unrealized Net Appreciation/Depreciation	594,595,565
Net Increase/(Decrease) in Net Assets Resulting from Operations	$663,144,611

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Equity Income Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$155,638,930	$463,386,622
Net realized gain/(loss) on investments	(87,089,884)	(180,776,997)
Change in unrealized net appreciation/depreciation	594,595,565	630,007,028
Net Increase/(Decrease) in Net Assets Resulting from Operations	663,144,611	912,616,653
Dividends and Distributions to Shareholders:
Class A Shares	(21,134,374)	(53,070,063)
Class C Shares	(8,560,322)	(24,996,817)
Class D Shares	(889,745)	(2,008,779)
Class I Shares	(143,674,178)	(371,524,222)
Class N Shares	(10,342,627)	(26,898,065)
Class S Shares	(534,261)	(1,383,133)
Class T Shares	(2,717,761)	(9,256,037)
Net Decrease from Dividends and Distributions to Shareholders	(187,853,268)	(489,137,116)
Capital Share Transactions:
Class A Shares	(23,381,646)	45,818,201
Class C Shares	(34,500,963)	(44,298,527)
Class D Shares	2,364,678	543,765
Class I Shares	(282,365,246)	480,432,346
Class N Shares	(15,212,386)	37,491,625
Class S Shares	(1,280,748)	898,046
Class T Shares	(23,528,059)	(43,658,317)
Net Increase/(Decrease) from Capital Share Transactions	(377,904,370)	477,227,139
Net Increase/(Decrease) in Net Assets	97,386,973	900,706,676
Net Assets:
Beginning of period	5,741,349,441	4,840,642,765
End of period	$5,838,736,414	$5,741,349,441

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.71	$5.22	$6.54	$5.90	$6.58	$7.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15(2)	0.45	0.45(3)	0.49	0.51	0.46
Net realized and unrealized gain/(loss)	0.54	0.52	(1.29)	0.64	(0.72)	(0.56)
Total from Investment Operations	0.69	0.97	(0.84)	1.13	(0.21)	(0.10)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.48)	(0.49)	(0.47)	(0.48)
Total Dividends and Distributions	(0.19)	(0.48)	(0.48)	(0.49)	(0.47)	(0.48)
Net Asset Value, End of Period	$6.21	$5.71	$5.22	$6.54	$5.90	$6.58
Total Return*	12.24%	18.45%	(13.71)%	19.08%	(2.98)%	(1.22)%
Net Assets, End of Period (in thousands)	$686,058	$653,602	$558,995	$662,514	$610,106	$684,235
Average Net Assets for the Period (in thousands)	$667,137	$663,101	$671,651	$666,761	$639,082	$695,276
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%(4)	1.20%	1.25%(5)	1.14%	1.14%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.18%	1.24%	1.14%	1.14%	1.12%
Ratio of Net Investment Income/(Loss)	5.19%(2)	7.50%	6.86%(3)	7.28%	8.15%	6.91%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Equity Income Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.61	$5.14	$6.46	$5.83	$6.53	$7.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13(2)	0.41	0.40(3)	0.44	0.47	0.42
Net realized and unrealized gain/(loss)	0.53	0.51	(1.27)	0.64	(0.73)	(0.56)
Total from Investment Operations	0.66	0.92	(0.87)	1.08	(0.26)	(0.14)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.45)	(0.45)	(0.45)	(0.44)	(0.44)
Total Dividends and Distributions	(0.17)	(0.45)	(0.45)	(0.45)	(0.44)	(0.44)
Net Asset Value, End of Period	$6.10	$5.61	$5.14	$6.46	$5.83	$6.53
Total Return*	11.94%	17.74%	(14.29)%	18.54%	(3.92)%	(1.88)%
Net Assets, End of Period (in thousands)	$291,765	$301,866	$314,778	$437,512	$469,891	$677,303
Average Net Assets for the Period (in thousands)	$295,144	$340,169	$410,449	$478,215	$579,718	$804,713
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.74%(4)	1.75%	1.80%(5)	1.72%	1.75%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.75%	1.80%	1.72%	1.75%	1.76%
Ratio of Net Investment Income/(Loss)	4.54%(2)	6.92%	6.22%(3)	6.66%	7.49%	6.24%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.69	$5.21	$6.52	$5.88	$6.57	$7.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17(2)	0.46	0.50(3)	0.51	0.54	0.48
Net realized and unrealized gain/(loss)	0.53	0.51	(1.31)	0.63	(0.74)	(0.57)
Total from Investment Operations	0.70	0.97	(0.81)	1.14	(0.20)	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.49)	(0.50)	(0.50)	(0.49)	(0.49)
Total Dividends and Distributions	(0.20)	(0.49)	(0.50)	(0.50)	(0.49)	(0.49)
Net Asset Value, End of Period	$6.19	$5.69	$5.21	$6.52	$5.88	$6.57
Total Return*	12.44%	18.57%	(13.38)%	19.43%	(2.92)%	(1.06)%
Net Assets, End of Period (in thousands)	$28,784	$24,238	$21,653	$13,132	$8,277	$8,028
Average Net Assets for the Period (in thousands)	$26,140	$24,977	$20,449	$11,156	$8,001	$7,928
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%(4)	0.91%	0.95%(5)	0.89%	0.92%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.91%	0.95%	0.89%	0.92%	0.99%
Ratio of Net Investment Income/(Loss)	5.58%(2)	7.57%	7.72%(3)	7.60%	8.59%	7.17%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Equity Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.73	$5.24	$6.55	$5.91	$6.60	$7.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17(2)	0.48	0.48(3)	0.52	0.54	0.49
Net realized and unrealized gain/(loss)	0.53	0.51	(1.29)	0.63	(0.73)	(0.57)
Total from Investment Operations	0.70	0.99	(0.81)	1.15	(0.19)	(0.08)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.50)	(0.51)	(0.50)	(0.50)
Total Dividends and Distributions	(0.20)	(0.50)	(0.50)	(0.51)	(0.50)	(0.50)
Net Asset Value, End of Period	$6.23	$5.73	$5.24	$6.55	$5.91	$6.60
Total Return*	12.39%	18.75%	(13.27)%	19.43%	(2.78)%	(0.89)%
Net Assets, End of Period (in thousands)	$4,414,591	$4,337,578	$3,552,771	$3,719,987	$2,830,699	$3,008,858
Average Net Assets for the Period (in thousands)	$4,323,694	$4,475,460	$3,964,612	$3,469,535	$2,946,792	$2,998,950
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%(4)	0.82%	0.87%(5)	0.78%	0.78%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.82%	0.87%	0.78%	0.78%	0.79%
Ratio of Net Investment Income/(Loss)	5.53%(2)	7.87%	7.33%(3)	7.70%	8.62%	7.30%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.73	$5.24	$6.55	$5.91	$6.60	$7.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17(2)	0.48	0.50(3)	0.53	0.51	0.50
Net realized and unrealized gain/(loss)	0.52	0.51	(1.31)	0.62	(0.70)	(0.57)
Total from Investment Operations	0.69	0.99	(0.81)	1.15	(0.19)	(0.07)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.50)	(0.51)	(0.50)	(0.51)
Total Dividends and Distributions	(0.20)	(0.50)	(0.50)	(0.51)	(0.50)	(0.51)
Net Asset Value, End of Period	$6.22	$5.73	$5.24	$6.55	$5.91	$6.60
Total Return*	12.26%	18.85%	(13.20)%	19.51%	(2.71)%	(0.82)%
Net Assets, End of Period (in thousands)	$323,923	$314,464	$255,001	$134,486	$68,993	$12,886
Average Net Assets for the Period (in thousands)	$304,792	$318,472	$239,690	$106,437	$27,720	$10,817
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%(4)	0.73%	0.78%(5)	0.70%	0.72%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.73%	0.78%	0.70%	0.72%	0.75%
Ratio of Net Investment Income/(Loss)	5.65%(2)	7.91%	7.69%(3)	7.85%	8.37%	7.53%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Equity Income Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.65	$5.17	$6.49	$5.86	$6.56	$7.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15(2)	0.45	0.44(3)	0.49	0.59	0.49
Net realized and unrealized gain/(loss)	0.53	0.51	(1.28)	0.62	(0.82)	(0.60)
Total from Investment Operations	0.68	0.96	(0.84)	1.11	(0.23)	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.48)	(0.48)	(0.47)	(0.48)
Total Dividends and Distributions	(0.19)	(0.48)	(0.48)	(0.48)	(0.47)	(0.48)
Net Asset Value, End of Period	$6.14	$5.65	$5.17	$6.49	$5.86	$6.56
Total Return*	12.16%	18.38%	(13.85)%	19.01%	(3.30)%	(1.31)%
Net Assets, End of Period (in thousands)	$16,890	$16,746	$14,587	$16,510	$10,825	$2,470
Average Net Assets for the Period (in thousands)	$17,077	$17,419	$16,811	$14,755	$6,983	$1,805
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%(4)	1.24%	1.30%(5)	1.21%	1.25%	1.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.24%	1.30%	1.21%	1.25%	1.34%
Ratio of Net Investment Income/(Loss)	5.13%(2)	7.46%	6.81%(3)	7.31%	9.83%	7.35%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.69	$5.21	$6.52	$5.88	$6.57	$7.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16(2)	0.46	0.50(3)	0.52	0.52	0.49
Net realized and unrealized gain/(loss)	0.53	0.51	(1.32)	0.62	(0.72)	(0.58)
Total from Investment Operations	0.69	0.97	(0.82)	1.14	(0.20)	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.49)	(0.49)	(0.50)	(0.49)	(0.49)
Total Dividends and Distributions	(0.20)	(0.49)	(0.49)	(0.50)	(0.49)	(0.49)
Net Asset Value, End of Period	$6.18	$5.69	$5.21	$6.52	$5.88	$6.57
Total Return*	12.21%	18.50%	(13.41)%	19.35%	(2.94)%	(1.04)%
Net Assets, End of Period (in thousands)	$76,725	$92,856	$122,858	$71,551	$70,408	$70,735
Average Net Assets for the Period (in thousands)	$88,032	$125,587	$103,061	$85,441	$71,828	$65,061
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.95%(4)	0.98%	1.02%(5)	0.94%	0.95%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.97%	1.01%	0.94%	0.94%	0.95%
Ratio of Net Investment Income/(Loss)	5.23%(2)	7.63%	7.76%(3)	7.70%	8.29%	7.41%
Portfolio Turnover Rate	67%	152%	86%	123%	227%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.30%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.69%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

24	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  The Statement of Operations reflects $9,514,999 of tax reclaims received as well as $523,342 of professional fees and $375,921 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes

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Notes to Financial Statements (unaudited)

(to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to

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Notes to Financial Statements (unaudited)

cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

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Notes to Financial Statements (unaudited)

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

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Notes to Financial Statements (unaudited)

Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.85
Next $1 Billion	0.65
Over $2 Billion	0.60

The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the

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Notes to Financial Statements (unaudited)

Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to

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Notes to Financial Statements (unaudited)

retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $50,148.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $13,387.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	33

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,182,618,517)	$(309,246,487)	$(1,491,865,004)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$5,647,856,604	$501,060,028	$(347,138,497)	$ 153,921,531

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$10,885,380	$ -	$ 10,885,380

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	11,861,693	$ 70,651,677	28,844,173	$ 175,404,626
Reinvested dividends and distributions	2,795,846	16,837,496	6,978,214	41,629,294
Shares repurchased	(18,564,214)	(110,870,819)	(28,388,744)	(171,215,719)
Net Increase/(Decrease)	(3,906,675)	$ (23,381,646)	7,433,643	$ 45,818,201
Class C Shares:
Shares sold	2,805,198	$ 16,449,598	9,690,059	$ 58,036,840
Reinvested dividends and distributions	1,403,809	8,302,365	4,106,761	24,103,217
Shares repurchased	(10,132,771)	(59,252,926)	(21,251,653)	(126,438,584)
Net Increase/(Decrease)	(5,923,764)	$ (34,500,963)	(7,454,833)	$ (44,298,527)
Class D Shares:
Shares sold	905,000	$ 5,405,039	1,438,340	$ 8,738,695
Reinvested dividends and distributions	138,234	830,261	318,105	1,891,262
Shares repurchased	(647,584)	(3,870,622)	(1,651,568)	(10,086,192)
Net Increase/(Decrease)	395,650	$ 2,364,678	104,877	$ 543,765
Class I Shares:
Shares sold	96,029,866	$ 574,435,998	280,073,011	$1,697,776,163
Reinvested dividends and distributions	22,183,300	134,001,946	57,394,261	343,388,085
Shares repurchased	(166,381,367)	(990,803,190)	(258,475,155)	(1,560,731,902)
Net Increase/(Decrease)	(48,168,201)	$(282,365,246)	78,992,117	$ 480,432,346
Class N Shares:
Shares sold	9,796,081	$ 58,823,816	27,778,436	$ 169,180,983
Reinvested dividends and distributions	1,088,204	6,577,672	2,757,726	16,486,941
Shares repurchased	(13,751,994)	(80,613,874)	(24,277,379)	(148,176,299)
Net Increase/(Decrease)	(2,867,709)	$ (15,212,386)	6,258,783	$ 37,491,625
Class S Shares:
Shares sold	131,107	$ 779,274	590,775	$ 3,557,300
Reinvested dividends and distributions	89,724	534,261	234,211	1,383,133
Shares repurchased	(433,041)	(2,594,283)	(680,433)	(4,042,387)
Net Increase/(Decrease)	(212,210)	$ (1,280,748)	144,553	$ 898,046
Class T Shares:
Shares sold	1,457,123	$ 8,605,143	7,752,291	$ 46,765,708
Reinvested dividends and distributions	445,925	2,666,615	1,532,271	9,127,508
Shares repurchased	(5,817,778)	(34,799,817)	(16,529,432)	(99,551,533)
Net Increase/(Decrease)	(3,914,730)	$ (23,528,059)	(7,244,870)	$ (43,658,317)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,663,908,122	$3,806,191,532	$ -	$ -

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Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

38	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Janus Investment Fund	39

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

40	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

NotesPage1

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Notes

NotesPage2

52	MARCH 31, 2024

Janus Henderson Global Equity Income Fund

Notes

NotesPage3

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93081 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Life Sciences Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Life Sciences Fund

Daniel Lyons co-portfolio manager	Andy Acker co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Life Sciences Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Cytokinetics Inc	0.75%	0.95%	Akero Therapeutics Inc	0.69%	-0.76%
Immunogen Inc	1.07%	0.95%	Argenx SE (ADR)	1.59%	-0.45%
Madrigal Pharmaceuticals Inc	1.35%	0.75%	Ventyx Biosciences Inc	0.05%	-0.44%
Biohaven Ltd	0.94%	0.65%	Eli Lilly & Co	5.78%	-0.41%
CymaBay Therapeutics Inc	0.70%	0.57%	Zai Lab Ltd (ADR)	0.68%	-0.37%

	2 Top Contributors - Sectors*
		Relative	Fund	MSCI World Health Care Index
		Contribution	Average Weight	Average Weight
	Biotechnology	3.17%	31.95%	14.10%
	Pharmaceuticals	1.52%	30.35%	41.75%

	3 Top Detractors - Sectors*
		Relative	Fund	MSCI World Health Care Index
		Contribution	Average Weight	Average Weight
	Devices & Medical Tech.	-0.53%	22.90%	27.86%
	Health Care Services	-0.35%	14.20%	16.29%
	Other**	-0.12%	0.60%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Life Sciences Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Eli Lilly & Co
Pharmaceuticals	7.1%
UnitedHealth Group Inc
Health Care Providers & Services	5.8%
Novo Nordisk A/S - Class B
Pharmaceuticals	5.2%
Merck & Co Inc
Pharmaceuticals	3.6%
AstraZeneca PLC
Pharmaceuticals	3.6%
25.3%

Asset Allocation - (% of Net Assets)
Common Stocks	97.7%
Private Placements	1.0%
Investment Companies	0.7%
Private Investment in Public Equity (PIPES)	0.5%
Investments Purchased with Cash Collateral from Securities Lending	0.1%
Convertible Corporate Bonds	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.0%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	17.67%	18.00%	11.37%	11.45%	11.37%	0.98%
Class A Shares at MOP	10.91%	11.21%	10.05%	10.79%	11.11%
Class C Shares at NAV	17.22%	17.07%	10.58%	10.63%	10.55%	1.76%
Class C Shares at CDSC	16.22%	16.07%	10.58%	10.63%	10.55%
Class D Shares	17.79%	18.22%	11.56%	11.65%	11.55%	0.80%
Class I Shares	17.79%	18.25%	11.61%	11.70%	11.59%	0.77%
Class N Shares	17.86%	18.38%	11.71%	11.70%	11.56%	0.67%
Class S Shares	17.56%	17.78%	11.15%	11.25%	11.19%	1.18%
Class T Shares	17.72%	18.09%	11.45%	11.54%	11.49%	0.92%
MSCI World Health Care Index	13.78%	13.32%	10.33%	9.19%	6.96%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	7.91%
Morningstar Quartile - Class T Shares	-	1st	1st	1st	1st
Morningstar Ranking - based on total returns for Health Funds	-	42/177	20/138	15/127	7/57

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Janus Investment Fund	3

Janus Henderson Global Life Sciences Fund (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on January 26, 2018. Performance shown for Class N Shares for periods prior to January 26, 2018, reflects the historical performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 31, 1998

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,176.70	$5.33	$1,000.00	$1,020.10	$4.95	0.98%
Class C Shares	$1,000.00	$1,172.20	$9.61	$1,000.00	$1,016.15	$8.92	1.77%
Class D Shares	$1,000.00	$1,177.90	$4.36	$1,000.00	$1,021.00	$4.04	0.80%
Class I Shares	$1,000.00	$1,177.90	$4.19	$1,000.00	$1,021.15	$3.89	0.77%
Class N Shares	$1,000.00	$1,178.60	$3.70	$1,000.00	$1,021.60	$3.44	0.68%
Class S Shares	$1,000.00	$1,175.60	$6.42	$1,000.00	$1,019.10	$5.96	1.18%
Class T Shares	$1,000.00	$1,177.20	$4.90	$1,000.00	$1,020.50	$4.55	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Convertible Corporate Bonds– 0%
Biotechnology – 0%
HemoShear Therapeutics LLC, 10.0000%, 5/1/24‡,¢,§	$558,000	$0
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25‡,¢,§	192,253	192,253
Total Convertible Corporate Bonds (cost $750,253)		192,253
Common Stocks– 97.7%
Biotechnology – 31.7%
4D Molecular Therapeutics Inc*	1,036,428	33,020,596
89bio Inc*	2,998,333	34,900,596
AbbVie Inc	989,751	180,233,657
Akero Therapeutics Inc*	1,911,454	48,283,328
Alnylam Pharmaceuticals Inc*	70,109	10,477,790
Amgen Inc	421,176	119,748,760
Amicus Therapeutics Inc*	2,275,724	26,808,029
Arcellx Inc*	485,865	33,791,911
Ardelyx Inc*	4,781,533	34,905,191
Argenx SE (ADR)*	217,511	85,638,431
Ascendis Pharma A/S (ADR)*	507,207	76,674,482
Biohaven Ltd*	1,134,056	62,021,523
BioMarin Pharmaceutical Inc*	294,486	25,720,407
Biomea Fusion Inc*	518,637	7,753,623
Bridgebio Pharma Inc*	375,605	11,613,707
Cargo Therapeutics Inc*,#	555,153	12,391,015
Catalyst Pharmaceuticals Inc*	672,701	10,722,854
CG Oncology Inc*	302,637	13,285,764
Crinetics Pharmaceuticals Inc*	119,639	5,600,302
Cytokinetics Inc*	329,175	23,078,459
Disc Medicine Inc*	131,692	8,199,144
Dyne Therapeutics Inc*	649,740	18,446,119
Gilead Sciences Inc	280,666	20,558,784
IDEAYA Biosciences Inc*	719,714	31,581,050
Immunome Inc*	433,912	10,708,948
Insmed Inc*	500,074	13,567,008
Janux Therapeutics Inc*	530,044	19,956,157
Legend Biotech Corp (ADR)*	513,645	28,810,348
LEXEO Therapeutics Inc*,#	307,432	4,820,534
LEXEO Therapeutics Inc - Series A*,§	343,933	5,392,869
LEXEO Therapeutics Inc - Series B*,§	97,014	1,521,179
Madrigal Pharmaceuticals Inc*	294,654	78,684,404
Mirum Pharmaceuticals Inc*	569,243	14,299,384
Neurocrine Biosciences Inc*	367,850	50,733,872
Neurogene Inc#	118,836	6,048,752
Neurogene Inc - Series B*,§	242,864	12,361,778
Prothena Corp PLC*	563,168	13,949,671
PTC Therapeutics Inc*	1,106,977	32,201,961
Regeneron Pharmaceuticals Inc*	37,730	36,314,748
Revolution Medicines Inc*	683,813	22,039,293
Rhythm Pharmaceuticals Inc*	289,458	12,542,215
Rocket Pharmaceuticals Inc*	387,646	10,443,183
Sarepta Therapeutics Inc*	771,297	99,852,110
Soleno Therapeutics Inc*	506,568	21,681,110
United Therapeutics Corp*	197,311	45,326,283
Vaxcyte Inc*	933,284	63,752,630
Vertex Pharmaceuticals Inc*	295,419	123,488,096
Xenon Pharmaceuticals Inc*	250,483	10,783,293
Zai Lab Ltd (ADR)*,#	1,547,343	24,788,435
		1,699,523,783
Health Care Equipment & Supplies – 17.2%
Abbott Laboratories	1,069,839	121,597,901
Align Technology Inc*	70,716	23,189,191

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Baxter International Inc	501,828	$21,448,129
Boston Scientific Corp*	1,807,485	123,794,648
Cooper Cos Inc/The	387,164	39,281,659
Dentsply Sirona Inc	546,341	18,133,058
DexCom Inc*	226,493	31,414,579
Edwards Lifesciences Corp*	740,249	70,738,194
Globus Medical Inc*	885,462	47,496,182
Hoya Corp	293,900	36,572,453
Intuitive Surgical Inc*	194,155	77,485,319
Lantheus Holdings Inc*	654,189	40,716,723
Medtronic PLC	432,845	37,722,442
Penumbra Inc*	108,084	24,122,187
Shockwave Medical Inc*	81,426	26,514,748
STERIS PLC	156,572	35,200,517
Stryker Corp	252,118	90,225,469
Tandem Diabetes Care Inc*	581,841	20,602,990
Teleflex Inc	168,435	38,094,944
		924,351,333
Health Care Providers & Services – 13.0%
AmerisourceBergen Corp	360,714	87,649,895
Anthem Inc	169,323	87,800,748
Centene Corp*	609,998	47,872,643
HCA Healthcare Inc	211,352	70,492,233
Humana Inc	177,187	61,434,277
NeoGenomics Inc*	926,819	14,569,595
New Horizon Health Ltd (144A)*	7,633,000	13,790,055
UnitedHealth Group Inc	634,149	313,713,510
		697,322,956
Life Sciences Tools & Services – 5.6%
Danaher Corp	390,179	97,435,500
ICON PLC*	82,032	27,558,650
Illumina Inc*	242,890	33,353,655
IQVIA Holdings Inc*	60,248	15,236,117
Sotera Health Co*	1,507,569	18,105,904
Thermo Fisher Scientific Inc	189,639	110,220,083
		301,909,909
Pharmaceuticals – 30.2%
Astellas Pharma Inc	2,687,300	28,850,836
AstraZeneca PLC	1,423,856	191,857,436
Avadel Pharmaceuticals PLC (ADR)*	2,898,142	48,949,618
Catalent Inc*	433,051	24,445,729
Collegium Pharmaceutical Inc*	264,446	10,265,794
Eli Lilly & Co	487,112	378,953,651
Intra-Cellular Therapies Inc*	154,579	10,696,867
Johnson & Johnson	243,016	38,442,701
Merck & Co Inc	1,476,396	194,810,452
Novartis AG (ADR)	1,164,835	112,674,489
Novo Nordisk A/S - Class B	2,177,292	277,744,326
Roche Holding AG	261,176	66,532,247
Royalty Pharma PLC - Class A	794,991	24,143,877
Sanofi	1,362,204	133,657,745
Structure Therapeutics Inc (ADR)*	379,587	16,269,099
Takeda Pharmaceutical Co Ltd	642,636	17,844,867
Zoetis Inc	264,076	44,684,300
		1,620,824,034
Total Common Stocks (cost $3,266,540,593)		5,243,932,015

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Private Investment in Public Equity (PIPES)– 0.5%
Biotechnology – 0.5%
Bridgebio Pharma Inc*,§	355,702	$10,998,306
Crinetics Pharmaceuticals Inc*,§	300,000	14,043,000
Total Private Investment in Public Equity (PIPES) (cost $22,299,994)		25,041,306
Private Placements– 1.0%
Biotechnology – 0.8%
Arbor Biotechnologies Inc*,¢,§	156,426	1,351,521
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,833,594
Attralus Inc*,¢,§	669,935	5,198,696
Bicara Therapeutics - Series C*,¢,§	4,047,054	5,583,316
Curevo Inc*,¢,§	2,031,087	5,195,724
Element Biosciences Inc*,¢,§	425,023	5,240,534
HemoShear Therapeutics LLC*,¢,§	289,280	0
Shoreline Biosciences Inc*,¢,§	747,187	4,886,603
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	6,062,000
Synthekine Inc*,¢,§	2,192,937	5,661,001
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		42,393,516
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	2,706,541
Freenome Holdings Inc - Series D*,¢,§	342,803	2,749,280
		5,455,821
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,092,693
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	5,512,910
Total Private Placements (cost $68,170,172)		56,454,940
Rights– 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	0
Warrants– 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§((cost $0)	1	0
Investment Companies– 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $36,912,216)	36,904,835	36,912,216
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	3,543,439	3,543,439
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$885,860	885,860
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,429,299)		4,429,299
Total Investments (total cost $3,400,282,847) – 100.0%		5,366,962,029
Cash, Receivables and Other Assets, net of Liabilities – 0%		300,708
Net Assets – 100%		$5,367,262,737

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,272,777,577	79.6%
Denmark	354,418,808	6.6
United Kingdom	191,857,436	3.6
Switzerland	179,206,736	3.3
France	133,657,745	2.5
Belgium	85,638,431	1.6
Japan	83,268,156	1.6
China	38,578,490	0.7
Ireland	27,558,650	0.5

Total	$5,366,962,029	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$492,672	$(80)	$(4,452)	$36,912,216
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	48,073∆	-	-	3,543,439
Total Affiliated Investments - 0.8%	$540,745	$(80)	$(4,452)	$40,455,655

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	45,341,069	599,457,049	(607,881,370)	36,912,216
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	22,129,732	129,116,080	(147,702,373)	3,543,439

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2024

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$4,444,227	$—	$(4,444,227)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World Health Care IndexSM	MSCI World Health Care IndexSM reflects the performance of health care stocks from global developed markets.

S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $13,790,055, which represents 0.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $56,647,193, which represents 1.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	11

Janus Henderson Global Life Sciences Fund

Notes to Schedule of Investments and Other Information (unaudited)

§					Schedule of Restricted Securities (as of March 31, 2024)
					Value as a
	Acquisition	Lock-up Agreement			% of Net
	Date	Expiration Date	Cost	Value	Assets
Arbor Biotechnologies Inc	10/29/21		$2,591,979	$1,351,521	0.0%
Asher Biotherapeutics Inc	8/23/21		2,438,924	1,833,594	0.1
Attralus Inc	8/31/21		5,198,696	5,198,696	0.1
Bicara Therapeutics - Series C	12/6/23		5,583,316	5,583,316	0.1
Bridgebio Pharma Inc	9/27/23		9,699,994	10,998,306	0.2
Crinetics Pharmaceuticals Inc	3/1/24		12,600,000	14,043,000	0.3
Curevo Inc	11/10/22		5,330,344	5,195,724	0.1
Element Biosciences Inc	6/21/21		8,737,070	5,240,534	0.1
Freenome Holdings Inc - Series C	8/14/20		2,231,817	2,706,541	0.1
Freenome Holdings Inc - Series D	11/22/21		2,585,523	2,749,280	0.0
HeartFlow Inc - Series F	3/24/23		5,512,910	5,512,910	0.1
HemoShear Therapeutics LLC	2/5/21		3,839,496	0	0.0
HemoShear Therapeutics LLC, 10.0000%, 5/1/24	10/31/23		558,000	0	0.0
LEXEO Therapeutics Inc - Series A	11/20/20 – 7/30/21	5/1/24	3,643,715	5,392,869	0.1
LEXEO Therapeutics Inc - Series B	8/10/21	5/1/24	1,520,000	1,521,179	0.0
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22		0	0	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22		3,092,693	3,092,693	0.0
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25	12/29/23		192,253	192,253	0.0
Neurogene Inc - Series B	3/4/22	6/16/24	6,888,227	12,361,778	0.2
Shoreline Biosciences Inc	10/28/21		7,522,230	4,886,603	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21 – 12/14/22		4,465,171	6,062,000	0.1
Synthekine Inc	6/3/21		6,290,001	5,661,001	0.1
TwinStrand Biosciences Inc	4/30/21		2,750,001	1,380,527	0.0
Total			$103,272,360	$100,964,325	1.8%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

As of March 31, 2024, the fair value of equity securities subject to a contractual sale restriction is $19,275,826, which represents 0.3% of net assets. Lock-up agreements last for 180 days, with the last one ending on June 16, 2024. A lapse in the restriction may occur if the company decides to waive or modify the lock up agreement.

12	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$192,253
Common Stocks
Health Care Providers & Services	683,532,901	13,790,055	-
Pharmaceuticals	1,343,079,708	277,744,326	-
All Other	2,925,785,025	-	-
Private Investment in Public Equity (PIPES)	25,041,306	-	-
Private Placements	-	-	56,454,940
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	36,912,216	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,429,299	-
Total Assets	$4,977,438,940	$332,875,896	$56,647,193

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2024)

	Balance as of September 30, 2023	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2024
Investment in Securities:
Rights
Pharmaceuticals	$ 0	$ -	$ -	$ -	$ -	$ -	$ 0
Private Placements
Biotechnology	52,383,969	-	(5,269,288)	5,583,316	(674,803)(b)	(9,629,678)	42,393,516
Health Care Providers & Services	16,746,720	(4,335)	(126,379)	-	(11,160,185)(b)	-	5,455,821
Health Care Technology	3,092,693	-	-	-	-	-	3,092,693
Software	5,512,910	-	-	-	-	-	5,512,910
Warrants
Health Care Technology	0	-	-	-	-	-	0
Convertible Bonds
Biotechnology	-	-	(558,000)	558,000	-	-	0
Health Care Technology	-	-	-	192,253	-	-	192,253
Total	$ 77,736,292	$ (4,335)	$ (5,953,667)	$ 6,333,569	$ (11,834,988)	$ (9,629,678)	$ 56,647,193

(a) Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.

(b) All or a portion is the result of a corporate action.

Janus Investment Fund	13

Janus Henderson Global Life Sciences Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Assets:
Unaffiliated investments, at value (cost $3,359,827,192)(1)	$5,326,506,374
Affiliated investments, at value (cost $40,455,655)	40,455,655
Cash	140,501
Cash denominated in foreign currency (cost $655)	655
Trustees' deferred compensation	148,522
Receivables:
Investments sold	9,910,787
Foreign tax reclaims	8,252,075
Dividends	5,941,424
Fund shares sold	4,558,199
Dividends from affiliates	100,312
Interest	28,270
Other assets	42,230
Total Assets	5,396,085,004
Liabilities:
Collateral for securities loaned (Note 2)	4,429,299
Payables:	—
Investments purchased	16,162,150
Fund shares repurchased	4,104,435
Advisory fees	2,885,335
Transfer agent fees and expenses	729,576
Trustees' deferred compensation fees	148,522
12b-1 Distribution and shareholder servicing fees	132,155
Professional fees	39,079
Trustees' fees and expenses	24,736
Custodian fees	22,294
Affiliated fund administration fees payable	11,271
Accrued expenses and other payables	133,415
Total Liabilities	28,822,267
Net Assets	$5,367,262,737

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,304,889,344
Total distributable earnings (loss)	2,062,373,393
Total Net Assets	$5,367,262,737
Net Assets - Class A Shares	$275,131,494
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,755,054
Net Asset Value Per Share(2)	$73.27
Maximum Offering Price Per Share(3)	$77.74
Net Assets - Class C Shares	$79,724,684
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,246,740
Net Asset Value Per Share(2)	$63.95
Net Assets - Class D Shares	$1,861,386,177
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,803,123
Net Asset Value Per Share	$75.05
Net Assets - Class I Shares	$1,338,618,130
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,799,813
Net Asset Value Per Share	$75.20
Net Assets - Class N Shares	$435,206,049
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,808,961
Net Asset Value Per Share	$74.92
Net Assets - Class S Shares	$28,287,462
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	396,412
Net Asset Value Per Share	$71.36
Net Assets - Class T Shares	$1,348,908,741
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,087,132
Net Asset Value Per Share	$74.58

(1) Includes $4,444,227 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Life Sciences Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$28,905,279
Dividends from affiliates	492,672
Affiliated securities lending income, net	48,073
Interest	28,271
Unaffiliated securities lending income, net	11,473
Other income	12,614
Foreign tax withheld	(153,347)
Total Investment Income	29,345,035
Expenses:
Advisory fees	15,292,529
12b-1 Distribution and shareholder servicing fees:
Class A Shares	348,771
Class C Shares	397,749
Class S Shares	34,871
Transfer agent administrative fees and expenses:
Class D Shares	980,694
Class S Shares	34,871
Class T Shares	1,559,719
Transfer agent networking and omnibus fees:
Class A Shares	79,913
Class C Shares	35,118
Class I Shares	536,484
Other transfer agent fees and expenses:
Class A Shares	7,694
Class C Shares	1,694
Class D Shares	100,200
Class I Shares	26,890
Class N Shares	5,500
Class S Shares	192
Class T Shares	6,322
Shareholder reports expense	178,752
Custodian fees	160,194
Professional fees	153,464
Registration fees	123,983
Affiliated fund administration fees	59,736
Trustees’ fees and expenses	49,449
Other expenses	164,587
Total Expenses	20,339,376
Less: Excess Expense Reimbursement and Waivers	(94,711)
Net Expenses	20,244,665
Net Investment Income/(Loss)	9,100,370

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$156,761,308
Investments in affiliates	(80)
Total Net Realized Gain/(Loss) on Investments	156,761,228
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	619,970,138
Investments in affiliates	(4,452)
Total Change in Unrealized Net Appreciation/Depreciation	619,965,686
Net Increase/(Decrease) in Net Assets Resulting from Operations	$785,827,284

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Life Sciences Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$9,100,370	$17,631,832
Net realized gain/(loss) on investments	156,761,228	190,815,018
Change in unrealized net appreciation/depreciation	619,965,686	313,980,102
Net Increase/(Decrease) in Net Assets Resulting from Operations	785,827,284	522,426,952
Dividends and Distributions to Shareholders:
Class A Shares	(11,901,763)	(204,832)
Class C Shares	(3,759,454)	—
Class D Shares	(71,917,170)	(4,425,702)
Class I Shares	(45,395,099)	(2,945,592)
Class N Shares	(7,168,550)	(1,369,727)
Class S Shares	(1,236,013)	—
Class T Shares	(51,942,773)	(1,747,688)
Net Decrease from Dividends and Distributions to Shareholders	(193,320,822)	(10,693,541)
Capital Share Transactions:
Class A Shares	(36,090,542)	7,763,880
Class C Shares	(10,958,621)	(37,936,829)
Class D Shares	(2,383,073)	(84,776,123)
Class I Shares	150,465,847	102,693,770
Class N Shares	109,600,297	125,825,299
Class S Shares	(3,123,542)	784,832
Class T Shares	(14,751,967)	(34,796,528)
Net Increase/(Decrease) from Capital Share Transactions	192,758,399	79,558,301
Net Increase/(Decrease) in Net Assets	785,264,861	591,291,712
Net Assets:
Beginning of period	4,581,997,876	3,990,706,164
End of period	$5,367,262,737	$4,581,997,876

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$65.05	$57.73	$72.24	$66.20	$53.89	$64.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06(2)	0.16	0.04	0.07	0.41(3)	0.17
Net realized and unrealized gain/(loss)	11.03	7.21	(7.84)	11.44	15.62	(4.52)
Total from Investment Operations	11.09	7.37	(7.80)	11.51	16.03	(4.35)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.76)	(0.66)	(0.40)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(2.87)	(0.05)	(6.71)	(5.47)	(3.72)	(6.72)
Net Asset Value, End of Period	$73.27	$65.05	$57.73	$72.24	$66.20	$53.89
Total Return*	17.69%	12.77%	(11.96)%	17.70%	30.58%	(5.85)%
Net Assets, End of Period (in thousands)	$275,131	$276,513	$238,774	$285,239	$228,005	$177,862
Average Net Assets for the Period (in thousands)	$280,541	$274,319	$260,738	$264,335	$198,807	$182,919
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.98%	0.98%	0.97%	0.98%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.98%	0.98%	0.97%	0.98%	1.00%
Ratio of Net Investment Income/(Loss)	0.18%(2)	0.24%	0.07%	0.10%	0.69%(3)	0.30%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.33	$51.22	$64.73	$59.83	$49.00	$60.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)(2)	(0.29)	(0.35)	(0.39)	—(3)(4)	(0.21)
Net realized and unrealized gain/(loss)	9.65	6.40	(6.96)	10.32	14.15	(4.23)
Total from Investment Operations	9.47	6.11	(7.31)	9.93	14.15	(4.44)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.25)	(0.22)	—(4)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(2.85)	—	(6.20)	(5.03)	(3.32)	(6.72)
Net Asset Value, End of Period	$63.95	$57.33	$51.22	$64.73	$59.83	$49.00
Total Return*	17.24%	11.93%	(12.55)%	16.86%	29.66%	(6.53)%
Net Assets, End of Period (in thousands)	$79,725	$82,025	$106,819	$157,110	$155,599	$148,147
Average Net Assets for the Period (in thousands)	$78,703	$101,369	$134,801	$165,379	$156,935	$163,407
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.77%	1.70%	1.65%	1.69%	1.69%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.77%	1.70%	1.65%	1.69%	1.69%	1.71%
Ratio of Net Investment Income/(Loss)	(0.58)%(2)	(0.50)%	(0.61)%	(0.61)%	(0.01)%(3)	(0.42)%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.27 and 0.49%, respectively.

(4) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.57	$59.09	$73.77	$67.47	$54.86	$65.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14(2)	0.28	0.16	0.20	0.53(3)	0.27
Net realized and unrealized gain/(loss)	11.28	7.37	(8.02)	11.66	15.90	(4.58)
Total from Investment Operations	11.42	7.65	(7.86)	11.86	16.43	(4.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.17)	(0.87)	(0.75)	(0.50)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(2.94)	(0.17)	(6.82)	(5.56)	(3.82)	(6.72)
Net Asset Value, End of Period	$75.05	$66.57	$59.09	$73.77	$67.47	$54.86
Total Return*	17.81%	12.95%	(11.81)%	17.91%	30.80%	(5.69)%
Net Assets, End of Period (in thousands)	$1,861,386	$1,649,818	$1,538,660	$1,848,983	$1,653,849	$1,372,808
Average Net Assets for the Period (in thousands)	$1,725,597	$1,711,452	$1,704,598	$1,837,079	$1,526,148	$1,449,521
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.80%	0.80%	0.80%	0.81%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.80%	0.80%	0.81%	0.82%
Ratio of Net Investment Income/(Loss)	0.41%(2)	0.42%	0.24%	0.28%	0.87%(3)	0.48%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.72	$59.22	$73.93	$67.61	$54.96	$65.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16(2)	0.31	0.18	0.23	0.57(3)	0.30
Net realized and unrealized gain/(loss)	11.28	7.39	(8.03)	11.69	15.93	(4.58)
Total from Investment Operations	11.44	7.70	(7.85)	11.92	16.50	(4.28)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.20)	(0.91)	(0.79)	(0.53)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(2.96)	(0.20)	(6.86)	(5.60)	(3.85)	(6.72)
Net Asset Value, End of Period	$75.20	$66.72	$59.22	$73.93	$67.61	$54.96
Total Return*	17.81%	13.01%	(11.77)%	17.96%	30.89%	(5.63)%
Net Assets, End of Period (in thousands)	$1,338,618	$1,047,057	$839,582	$1,079,081	$911,963	$692,575
Average Net Assets for the Period (in thousands)	$1,139,360	$1,002,715	$963,599	$1,033,591	$790,645	$719,800
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.77%	0.76%	0.75%	0.75%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.76%	0.75%	0.75%	0.77%
Ratio of Net Investment Income/(Loss)	0.47%(2)	0.46%	0.28%	0.32%	0.93%(3)	0.53%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.48	$59.02	$73.69	$67.41	$54.81	$65.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23(2)	0.39	0.24	0.31	0.66(3)	0.36
Net realized and unrealized gain/(loss)	11.21	7.34	(7.99)	11.62	15.85	(4.59)
Total from Investment Operations	11.44	7.73	(7.75)	11.93	16.51	(4.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.27)	(0.97)	(0.84)	(0.59)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(3.00)	(0.27)	(6.92)	(5.65)	(3.91)	(6.72)
Net Asset Value, End of Period	$74.92	$66.48	$59.02	$73.69	$67.41	$54.81
Total Return*	17.88%	13.10%	(11.68)%	18.04%	30.99%	(5.57)%
Net Assets, End of Period (in thousands)	$435,206	$289,363	$138,495	$176,576	$144,543	$90,958
Average Net Assets for the Period (in thousands)	$297,429	$312,929	$165,129	$176,137	$110,308	$99,924
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.67%	0.67%	0.67%	0.67%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.67%	0.67%	0.67%	0.67%	0.68%
Ratio of Net Investment Income/(Loss)	0.65%(2)	0.58%	0.37%	0.43%	1.08%(3)	0.63%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$63.47	$56.40	$70.72	$64.93	$52.94	$64.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)(3)	0.03	(0.08)	(0.07)	0.31(4)	0.07
Net realized and unrealized gain/(loss)	10.74	7.04	(7.66)	11.21	15.31	(4.48)
Total from Investment Operations	10.74	7.07	(7.74)	11.14	15.62	(4.41)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.63)	(0.54)	(0.31)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(2.85)	—	(6.58)	(5.35)	(3.63)	(6.72)
Net Asset Value, End of Period	$71.36	$63.47	$56.40	$70.72	$64.93	$52.94
Total Return*	17.58%	12.54%	(12.13)%	17.46%	30.33%	(6.04)%
Net Assets, End of Period (in thousands)	$28,287	$28,027	$24,128	$27,575	$24,287	$18,981
Average Net Assets for the Period (in thousands)	$28,051	$28,567	$26,974	$27,694	$22,312	$19,870
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.18%	1.18%	1.17%	1.18%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.18%	1.18%	1.17%	1.18%	1.18%
Ratio of Net Investment Income/(Loss)	—(3)(5)	0.05%	(0.13)%	(0.09)%	0.52%(4)	0.14%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Less than $0.005 on a per share basis.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively.

(5) Less than 0.005%.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.17	$58.72	$73.33	$67.11	$54.59	$65.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10(2)	0.21	0.09	0.12	0.46(3)	0.22
Net realized and unrealized gain/(loss)	11.21	7.33	(7.96)	11.60	15.82	(4.57)
Total from Investment Operations	11.31	7.54	(7.87)	11.72	16.28	(4.35)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.09)	(0.79)	(0.69)	(0.44)	—
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)	(6.72)
Total Dividends and Distributions	(2.90)	(0.09)	(6.74)	(5.50)	(3.76)	(6.72)
Net Asset Value, End of Period	$74.58	$66.17	$58.72	$73.33	$67.11	$54.59
Total Return*	17.74%	12.85%	(11.89)%	17.78%	30.66%	(5.78)%
Net Assets, End of Period (in thousands)	$1,348,909	$1,209,195	$1,104,248	$1,378,342	$1,268,796	$1,102,667
Average Net Assets for the Period (in thousands)	$1,254,419	$1,234,070	$1,244,923	$1,394,446	$1,191,342	$1,180,068
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.92%	0.92%	0.91%	0.92%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.91%	0.90%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	0.30%(2)	0.32%	0.14%	0.17%	0.76%(3)	0.38%
Portfolio Turnover Rate	19%	34%	21%	32%	43%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%, respectively.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

26	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	27

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.

For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.

28	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Asset	Fair Value at March 31, 2024	Valuation Technique	Unobservable Input	Input Amount or Range	Weighted Average(1)	Impact to Valuation from an Increase in Input
Convertible Bond
Health Care Technology	$192,253	Market Approach	Transaction Price	$100	$100	Increase
Private Placements
Biotechnology	$5,583,316	Market Approach	Transaction Price	$1.38	$1.38	Increase
	$1,833,594	Market Approach	Last Financing Price	$1.61	$1.61	Increase
			Adjustment based on Market Comparables	(35)% - (15)%	(25)%	Decrease
	$5,195,724	Market Approach	Last Financing Price	$2.62	$2.62	Increase
			Adjustment based on Market Comparables	(10)% - 10%	0%	Increase/Decrease
	$5,240,534	Market Approach	Last Financing Price	$20.56	$20.56	Increase
			Adjustment based on Market Comparables	(50)% - (30)%	(40)%	Decrease
	$4,886,603	Market Approach	Last Financing Price	$10.07	$10.07	Increase
			Adjustment based on Market Comparables	(45)% - (25)%	(35)%	Decrease
	$6,062,000	Market Approach	Last Financing Price	$2.96	$2.96	Increase
			Adjustment based on Market Comparables	0% - 20%	10%	Increase
	$5,661,001	Market Approach	Last Financing Price	$2.58	$2.58	Increase
			Adjustment based on Market Comparables	(10)% - 10%	0%	Increase
	$6,579,223	Market Approach	Last Financing Price	$1.38 – $7.76	$6.42	Increase
	$1,351,521	Other Valuation Techniques(2)	--	--	--	--
Health Care Providers & Services	$5,455,821	Other Valuation Techniques(2)	--	--	--	--
Health Care Technology	$3,092,693	Market Approach	Transaction Price	$1.70	$1.70	Increase
			Adjustment based on Market Comparables	(15)% - 7%	(8)%	Increase
Software	$5,512,910	Market Approach	Transaction Price	$2.85	$2.85	Increase
			Adjustment based on Market Comparables	0% - 10%	0%	Increase

(1) Unobservable inputs were weighted by the relative fair value of securities.

(2) Securities values using such techniques are not considered significant to the Fund.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and "Level 3 Valuation Reconciliation of Assets" in the Notes to Schedule of Investments and Other Information.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Janus Investment Fund	29

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Financial assets of $9,629,678 were transferred out of Level 3 to Level 1 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

30	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  The Statement of Operations reflects $1,308,512 of tax reclaims received as well as $60,547 of professional fees and $0 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Private Investment in Public Equity

Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,444,227. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $4,429,299, resulting in the net amount due from the counterparty of $14,928.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $18,653.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $1,780.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,472,438,999	$2,036,985,498	$(142,462,468)	$ 1,894,523,030

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	416,305	$ 28,205,231	819,225	$ 53,949,962
Reinvested dividends and distributions	132,352	8,457,279	2,213	143,406
Shares repurchased	(1,044,492)	(72,753,052)	(706,420)	(46,329,488)
Net Increase/(Decrease)	(495,835)	$ (36,090,542)	115,018	$ 7,763,880
Class C Shares:
Shares sold	86,976	$ 5,208,382	182,628	$ 10,733,572
Reinvested dividends and distributions	62,167	3,475,745	-	-
Shares repurchased	(333,112)	(19,642,748)	(837,405)	(48,670,401)
Net Increase/(Decrease)	(183,969)	$ (10,958,621)	(654,777)	$ (37,936,829)
Class D Shares:
Shares sold	337,748	$ 23,634,055	841,254	$ 56,364,520
Reinvested dividends and distributions	1,056,894	69,141,965	64,477	4,270,307
Shares repurchased	(1,373,198)	(95,159,093)	(2,162,741)	(145,410,950)
Net Increase/(Decrease)	21,444	$ (2,383,073)	(1,257,010)	$ (84,776,123)
Class I Shares:
Shares sold	4,295,869	$303,057,021	5,192,746	$350,799,771
Reinvested dividends and distributions	581,451	38,114,130	36,192	2,401,366
Shares repurchased	(2,771,543)	(190,705,304)	(3,711,584)	(250,507,367)
Net Increase/(Decrease)	2,105,777	$150,465,847	1,517,354	$102,693,770
Class N Shares:
Shares sold	4,075,931	$282,217,913	3,722,870	$242,022,686
Reinvested dividends and distributions	106,451	6,949,142	20,622	1,362,480
Shares repurchased	(2,726,006)	(179,566,758)	(1,737,392)	(117,559,867)
Net Increase/(Decrease)	1,456,376	$109,600,297	2,006,100	$125,825,299
Class S Shares:
Shares sold	33,991	$ 2,248,429	94,092	$ 6,021,884
Reinvested dividends and distributions	19,846	1,236,013	-	-
Shares repurchased	(99,017)	(6,607,984)	(80,322)	(5,237,052)
Net Increase/(Decrease)	(45,180)	$ (3,123,542)	13,770	$ 784,832
Class T Shares:
Shares sold	636,264	$ 44,390,229	1,560,705	$104,557,447
Reinvested dividends and distributions	782,824	50,907,051	26,018	1,713,815
Shares repurchased	(1,607,110)	(110,049,247)	(2,117,502)	(141,067,790)
Net Increase/(Decrease)	(188,022)	$ (14,751,967)	(530,779)	$ (34,796,528)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$927,187,870	$ 925,041,254	$ -	$ -

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

38	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info   (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

48	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	49

Janus Henderson Global Life Sciences Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

50	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	51

Janus Henderson Global Life Sciences Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

52	MARCH 31, 2024

Janus Henderson Global Life Sciences Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93043 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Real Estate Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Real Estate Fund

Greg Kuhl co-portfolio manager	Tim Gibson co-portfolio manager	Guy Barnard co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Real Estate Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Goodman Group	1.80%	0.57%	Americold Realty Trust	3.32%	-0.96%
Spirit Realty Capital Inc	0.90%	0.43%	China Resources Land Ltd	1.84%	-0.58%
Mitsui Fudosan Co Ltd	3.40%	0.37%	Kilroy Realty Corp	0.99%	-0.24%
CBRE Group Inc	1.86%	0.30%	Camden Property Trust	1.65%	-0.22%
NNN Inc	2.43%	0.25%	KDX Realty Investment Corp	1.20%	-0.22%

	2 Top Contributors - Sectors*
		Relative	Fund	FTSE EPRA Nareit Global Index
		Contribution	Average Weight	Average Weight
	Health Care	0.23%	2.29%	0.12%
	Information Technology	0.15%	0.16%	0.06%

	4 Top Detractors - Sectors*
		Relative	Fund	FTSE EPRA Nareit Global Index
		Contribution	Average Weight	Average Weight
	Real Estate	-1.08%	95.40%	99.61%
	Communication Services	-0.12%	1.00%	0.00%
	Other**	-0.09%	0.94%	0.03%
	Consumer Discretionary	-0.06%	0.21%	0.18%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Real Estate Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Equinix Inc
Specialized Real Estate Investment Trusts (REITs)	6.2%
Prologis Inc
Industrial Real Estate Investment Trusts (REITs)	5.6%
Welltower Inc
Health Care Real Estate Investment Trusts (REITs)	4.8%
Extra Space Storage Inc
Specialized Real Estate Investment Trusts (REITs)	3.7%
AvalonBay Communities Inc
Residential Real Estate Investment Trusts (REITs)	3.7%
24.0%

Asset Allocation - (% of Net Assets)
Common Stocks	99.0%
Investment Companies	0.7%
Other	0.3%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Real Estate Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	11.78%	4.94%	1.96%	4.77%	4.55%	1.20%
Class A Shares at MOP	5.32%	-1.13%	0.77%	4.15%	4.17%
Class C Shares at NAV	11.27%	4.04%	1.14%	3.95%	3.80%	2.03%
Class C Shares at CDSC	10.27%	3.04%	1.14%	3.95%	3.80%
Class D Shares	11.88%	5.18%	2.15%	4.94%	4.15%	1.03%
Class I Shares	11.83%	5.17%	2.19%	5.03%	4.82%	0.97%
Class N Shares	11.89%	5.30%	2.30%	5.09%	4.86%	0.84%
Class S Shares	11.64%	4.79%	1.77%	4.57%	4.39%	1.38%
Class T Shares	11.86%	5.13%	2.07%	4.87%	4.34%	1.10%
FTSE EPRA Nareit Global Index	13.32%	7.55%	-0.10%	3.63%	2.66%
FTSE EPRA Nareit Global Net Index	12.78%	6.47%	-1.00%	2.74%	N/A**
Morningstar Quartile - Class I Shares	-	4th	1st	1st	1st
Morningstar Ranking - based on total returns for Global Real Estate Funds	-	167/192	48/180	22/152	5/103

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Global Real Estate Fund (unaudited)

Performance

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Global Real Estate Fund (“the predecessor fund”) into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on January 26, 2018. Performance shown for Class N Shares reflects the historical performance of the Fund's Class I Shares from July 6, 2009 to January 26, 2018, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers. Performance shown for Class N Shares for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund's Class I Shares, calculated using the fees and expenses of Class I Shares of the predecessor fund, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – November 28, 2007

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

**Since inception index return is not available for indices created subsequent to fund inception.

4	MARCH 31, 2024

Janus Henderson Global Real Estate Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,117.80	$5.35	$1,000.00	$1,019.95	$5.10	1.01%
Class C Shares	$1,000.00	$1,112.70	$9.45	$1,000.00	$1,016.05	$9.02	1.79%
Class D Shares	$1,000.00	$1,118.80	$4.34	$1,000.00	$1,020.90	$4.14	0.82%
Class I Shares	$1,000.00	$1,118.30	$4.02	$1,000.00	$1,021.20	$3.84	0.76%
Class N Shares	$1,000.00	$1,118.90	$3.39	$1,000.00	$1,021.80	$3.23	0.64%
Class S Shares	$1,000.00	$1,116.40	$6.19	$1,000.00	$1,019.15	$5.91	1.17%
Class T Shares	$1,000.00	$1,118.60	$4.71	$1,000.00	$1,020.55	$4.50	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 99.0%
Diversified Telecommunication Services – 0.9%
Cellnex Telecom SA (144A)*	118,000	$4,171,190
Equity Real Estate Investment Trusts (REITs) – 4.8%
British Land Co PLC	610,000	3,042,072
KDX Realty Investment Corp	3,890	4,135,181
Merlin Properties Socimi SA	553,933	5,960,349
Mirvac Group	3,373,178	5,186,394
United Urban Investment Corp	3,066	3,117,451
		21,441,447
Health Care Providers & Services – 2.2%
Chartwell Retirement Residences	1,056,676	9,643,027
Health Care Real Estate Investment Trusts (REITs) – 7.7%
Sabra Health Care Inc	878,462	12,974,884
Welltower Inc	228,038	21,307,871
		34,282,755
Hotel & Resort Real Estate Investment Trusts (REITs) – 0.7%
Japan Hotel Investment Corp	5,870	3,075,390
Hotels, Restaurants & Leisure – 1.5%
Wyndham Hotels & Resorts Inc	85,863	6,589,985
Industrial Real Estate Investment Trusts (REITs) – 20.1%
Americold Realty Trust	407,538	10,155,847
Ascendas	3,420,500	7,018,879
Frasers Logistics & Industrial Trust	4,961,300	3,830,346
Goodman Group	616,065	13,570,191
Industrial & Infrastructure Fund Investment Corp	3,951	3,583,987
Nippon Prologis Inc	1,937	3,450,153
Prologis Inc	191,491	24,935,958
Segro PLC	775,000	8,838,869
STAG Industrial Inc	282,392	10,855,148
Tritax Big Box REIT PLC	1,400,000	2,777,175
		89,016,553
Information Technology Services – 0.9%
NEXTDC Ltd*	348,200	4,035,701
Office Real Estate Investment Trusts (REITs) – 3.9%
Helical PLC	674,263	1,769,764
Kilroy Realty Corp	280,191	10,207,358
Orix JREIT Inc	2,859	3,109,087
Workspace Group PLC	315,000	2,037,169
		17,123,378
Real Estate Management & Development – 17.9%
CBRE Group Inc*	87,077	8,467,367
China Resources Land Ltd	1,890,000	5,976,657
Corp Inmobiliaria Vesta SAB de CV (ADR)	143,464	5,629,527
CTP NV (144A)	215,547	3,841,082
Fastighets AB Balder - Class B*	407,793	2,998,136
LEG Immobilien AG*	47,577	4,084,158
Mitsubishi Estate Co Ltd	688,400	12,484,527
Mitsui Fudosan Co Ltd	1,195,500	12,823,033
Sun Hung Kai Properties Ltd	721,000	6,950,496
Swire Properties Ltd	2,099,400	4,409,794
VGP NV	36,736	4,204,446
Vonovia SE	262,234	7,750,703
		79,619,926
Residential Real Estate Investment Trusts (REITs) – 11.0%
American Homes 4 Rent LP	238,137	8,758,679
AvalonBay Communities Inc	88,958	16,507,047
Canadian Apartment Properties	237,325	8,146,219
UDR Inc	315,228	11,792,679
UNITE Group PLC	300,000	3,702,395
		48,907,019

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Retail Real Estate Investment Trusts (REITs) – 11.4%
Agree Realty Corp	148,125	$8,460,900
Brixmor Property Group Inc	316,895	7,431,188
CapitaLand Mall Trust	3,215,200	4,715,976
Japan Retail Fund Investment Corp	6,344	3,952,426
Kimco Realty Corp	483,549	9,482,396
NNN Inc	238,379	10,188,318
Scentre Group	2,856,029	6,307,780
		50,538,984
Specialized Real Estate Investment Trusts (REITs) – 16.0%
CubeSmart	307,831	13,920,118
Equinix Inc	33,447	27,604,813
Extra Space Storage Inc	112,500	16,537,500
Safestore Holdings PLC	365,000	3,475,160
SBA Communications Corp	42,536	9,217,551
		70,755,142
Total Common Stocks (cost $416,896,914)		439,200,497
Investment Companies– 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $3,050,243)	3,049,633	3,050,243
Total Investments (total cost $419,947,157) – 99.7%		442,250,740
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,314,475
Net Assets – 100%		$443,565,215

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$248,445,850	56.2%
Japan	49,731,235	11.2
Australia	29,100,066	6.6
United Kingdom	25,642,604	5.8
Canada	17,789,246	4.0
Singapore	15,565,201	3.5
Germany	11,834,861	2.7
Hong Kong	11,360,290	2.6
Spain	10,131,539	2.3
China	5,976,657	1.3
Mexico	5,629,527	1.3
Belgium	4,204,446	0.9
Netherlands	3,841,082	0.9
Sweden	2,998,136	0.7

Total	$442,250,740	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$69,202	$-	$(179)	$3,050,243
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	3,679∆	-	-	-
Total Affiliated Investments - 0.7%	$72,881	$-	$(179)	$3,050,243

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	1,792,180	50,573,668	(49,315,426)	3,050,243
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	4,557,000	15,346,237	(19,903,237)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Schedule of Investments and Other Information (unaudited)

FTSE EPRA Nareit Global Index

FTSE EPRA Nareit Global Index reflects the performance of real estate companies and real estate investment trusts (REITs) from developed and emerging markets, and is shown gross or net of foreign withholding taxes.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $8,012,272, which represents 1.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$439,200,497	$-	$-
Investment Companies	-	3,050,243	-
Total Assets	$439,200,497	$3,050,243	$-

Janus Investment Fund	9

Janus Henderson Global Real Estate Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $416,896,914)	$439,200,497
Affiliated investments, at value (cost $3,050,243)	3,050,243
Cash	388,339
Cash denominated in foreign currency (cost $93,763)	93,763
Trustees' deferred compensation	12,259
Receivables:
Dividends	1,385,857
Fund shares sold	358,074
Foreign tax reclaims	354,211
Dividends from affiliates	6,534
Other assets	2,952
Total Assets	444,852,729
Liabilities:
Payables:	—
Fund shares repurchased	708,210
Advisory fees	202,305
Dividends	139,285
Transfer agent fees and expenses	69,631
Professional fees	48,145
Trustees' deferred compensation fees	12,259
Custodian fees	11,513
12b-1 Distribution and shareholder servicing fees	5,853
Trustees' fees and expenses	2,507
Affiliated fund administration fees payable	929
Accrued expenses and other payables	86,877
Total Liabilities	1,287,514
Commitments and contingent liabilities (Note 3)
Net Assets	$443,565,215

See Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$499,788,319
Total distributable earnings (loss)	(56,223,104)
Total Net Assets	$443,565,215
Net Assets - Class A Shares	$10,425,840
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	908,469
Net Asset Value Per Share(1)	$11.48
Maximum Offering Price Per Share(2)	$12.18
Net Assets - Class C Shares	$2,523,929
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	225,138
Net Asset Value Per Share(1)	$11.21
Net Assets - Class D Shares	$38,599,582
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,334,287
Net Asset Value Per Share	$11.58
Net Assets - Class I Shares	$214,075,198
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,517,093
Net Asset Value Per Share	$11.56
Net Assets - Class N Shares	$106,708,274
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,228,256
Net Asset Value Per Share	$11.56
Net Assets - Class S Shares	$7,397,953
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	647,410
Net Asset Value Per Share	$11.43
Net Assets - Class T Shares	$63,834,439
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,523,748
Net Asset Value Per Share	$11.56

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Real Estate Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$7,435,100
Dividends from affiliates	69,202
Affiliated securities lending income, net	3,679
Unaffiliated securities lending income, net	942
Other income	3,137
Foreign tax withheld	(299,693)
Total Investment Income	7,212,367
Expenses:
Advisory fees	1,179,091
12b-1 Distribution and shareholder servicing fees:
Class A Shares	12,813
Class C Shares	14,306
Class S Shares	8,819
Transfer agent administrative fees and expenses:
Class D Shares	21,736
Class S Shares	8,835
Class T Shares	81,353
Transfer agent networking and omnibus fees:
Class A Shares	4,694
Class C Shares	1,510
Class I Shares	134,309
Other transfer agent fees and expenses:
Class A Shares	361
Class C Shares	76
Class D Shares	6,247
Class I Shares	6,228
Class N Shares	2,279
Class S Shares	132
Class T Shares	558
Registration fees	93,946
Accounting systems fee	39,768
Professional fees	32,692
Shareholder reports expense	22,575
Custodian fees	22,505
Affiliated fund administration fees	5,625
Trustees’ fees and expenses	4,701
Other expenses	51,026
Total Expenses	1,756,185
Less: Excess Expense Reimbursement and Waivers	(2,166)
Net Expenses	1,754,019
Net Investment Income/(Loss)	5,458,348

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(9,835,067)
Total Net Realized Gain/(Loss) on Investments	(9,835,067)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	55,635,272
Investments in affiliates	(179)
Total Change in Unrealized Net Appreciation/Depreciation	55,635,093
Net Increase/(Decrease) in Net Assets Resulting from Operations	$51,258,374

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Real Estate Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$5,458,348	$11,456,626
Net realized gain/(loss) on investments	(9,835,067)	(42,618,729)
Change in unrealized net appreciation/depreciation	55,635,093	49,017,427
Net Increase/(Decrease) in Net Assets Resulting from Operations	51,258,374	17,855,324
Dividends and Distributions to Shareholders:
Class A Shares	(159,599)	(225,745)
Class C Shares	(32,673)	(48,188)
Class D Shares	(629,131)	(943,835)
Class I Shares	(3,882,600)	(6,948,738)
Class N Shares	(1,756,191)	(2,192,375)
Class S Shares	(104,491)	(138,053)
Class T Shares	(1,058,816)	(1,655,740)
Net Decrease from Dividends and Distributions to Shareholders	(7,623,501)	(12,152,674)
Capital Share Transactions:
Class A Shares	(498,151)	(1,582,808)
Class C Shares	(1,005,536)	(1,337,251)
Class D Shares	(2,757,229)	(7,066,110)
Class I Shares	(49,444,440)	(148,381,631)
Class N Shares	677,393	15,608,515
Class S Shares	(354,911)	(101,876)
Class T Shares	(8,692,973)	(22,376,999)
Net Increase/(Decrease) from Capital Share Transactions	(62,075,847)	(165,238,160)
Net Increase/(Decrease) in Net Assets	(18,440,974)	(159,535,510)
Net Assets:
Beginning of period	462,006,189	621,541,699
End of period	$443,565,215	$462,006,189

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.43	$10.53	$14.65	$12.18	$13.00	$11.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.20	0.21	0.32	0.18	0.18
Net realized and unrealized gain/(loss)	1.10	(0.08)(2)	(3.55)	2.38	(0.49)	1.72
Total from Investment Operations	1.22	0.12	(3.34)	2.70	(0.31)	1.90
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.22)	(0.38)	(0.23)	(0.37)	(0.36)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.17)	(0.22)	(0.78)	(0.23)	(0.51)	(0.58)
Net Asset Value, End of Period	$11.48	$10.43	$10.53	$14.65	$12.18	$13.00
Total Return*	11.78%	1.08%	(24.19)%	22.32%	(2.53)%	17.12%
Net Assets, End of Period (in thousands)	$10,426	$9,944	$11,566	$15,294	$9,857	$9,167
Average Net Assets for the Period (in thousands)	$10,305	$11,681	$15,160	$12,864	$11,509	$7,245
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.20%	1.27%	1.23%	1.25%	1.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.20%	1.27%	1.23%	1.25%	1.35%
Ratio of Net Investment Income/(Loss)	2.19%	1.80%	1.56%	2.25%	1.42%	1.46%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Real Estate Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.19	$10.28	$14.34	$11.98	$12.81	$11.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.11	0.10	0.18	0.08	0.09
Net realized and unrealized gain/(loss)	1.07	(0.07)(2)	(3.46)	2.37	(0.49)	1.69
Total from Investment Operations	1.14	0.04	(3.36)	2.55	(0.41)	1.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.13)	(0.30)	(0.19)	(0.28)	(0.28)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.12)	(0.13)	(0.70)	(0.19)	(0.42)	(0.50)
Net Asset Value, End of Period	$11.21	$10.19	$10.28	$14.34	$11.98	$12.81
Total Return*	11.27%	0.36%	(24.81)%	21.34%	(3.33)%	16.19%
Net Assets, End of Period (in thousands)	$2,524	$3,249	$4,548	$6,766	$5,908	$8,020
Average Net Assets for the Period (in thousands)	$2,832	$4,165	$6,321	$6,420	$7,522	$7,211
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.84%	1.99%	2.00%	2.03%	2.03%	2.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.79%	1.99%	2.00%	2.03%	2.03%	2.09%
Ratio of Net Investment Income/(Loss)	1.68%	1.00%	0.75%	1.31%	0.65%	0.73%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.52	$10.62	$14.77	$12.26	$13.09	$11.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.22	0.24	0.34	0.20	0.20
Net realized and unrealized gain/(loss)	1.11	(0.08)(2)	(3.58)	2.41	(0.50)	1.73
Total from Investment Operations	1.24	0.14	(3.34)	2.75	(0.30)	1.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.24)	(0.41)	(0.24)	(0.39)	(0.38)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.18)	(0.24)	(0.81)	(0.24)	(0.53)	(0.60)
Net Asset Value, End of Period	$11.58	$10.52	$10.62	$14.77	$12.26	$13.09
Total Return*	11.88%	1.26%	(24.05)%	22.59%	(2.39)%	17.31%
Net Assets, End of Period (in thousands)	$38,600	$37,677	$44,666	$58,872	$42,584	$46,239
Average Net Assets for the Period (in thousands)	$38,219	$45,076	$58,433	$49,730	$47,764	$39,590
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	1.03%	1.08%	1.06%	1.08%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	1.03%	1.08%	1.06%	1.08%	1.16%
Ratio of Net Investment Income/(Loss)	2.38%	1.98%	1.74%	2.41%	1.62%	1.65%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Real Estate Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.51	$10.60	$14.75	$12.25	$13.08	$11.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.23	0.24	0.34	0.22	0.20
Net realized and unrealized gain/(loss)	1.11	(0.07)(2)	(3.58)	2.41	(0.51)	1.74
Total from Investment Operations	1.24	0.16	(3.34)	2.75	(0.29)	1.94
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.25)	(0.41)	(0.25)	(0.40)	(0.39)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.19)	(0.25)	(0.81)	(0.25)	(0.54)	(0.61)
Net Asset Value, End of Period	$11.56	$10.51	$10.60	$14.75	$12.25	$13.08
Total Return*	11.83%	1.42%	(24.04)%	22.56%	(2.31)%	17.41%
Net Assets, End of Period (in thousands)	$214,075	$241,439	$383,144	$551,129	$408,928	$211,998
Average Net Assets for the Period (in thousands)	$227,474	$329,234	$531,316	$484,077	$291,765	$186,262
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.97%	1.03%	1.00%	1.02%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.97%	1.03%	1.00%	1.02%	1.09%
Ratio of Net Investment Income/(Loss)	2.41%	2.00%	1.77%	2.44%	1.83%	1.68%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.51	$10.61	$14.76	$12.24	$13.07	$11.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.25	0.26	0.35	0.23	0.27
Net realized and unrealized gain/(loss)	1.10	(0.09)(2)	(3.58)	2.42	(0.51)	1.67
Total from Investment Operations	1.24	0.16	(3.32)	2.77	(0.28)	1.94
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.26)	(0.43)	(0.25)	(0.41)	(0.40)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.19)	(0.26)	(0.83)	(0.25)	(0.55)	(0.62)
Net Asset Value, End of Period	$11.56	$10.51	$10.61	$14.76	$12.24	$13.07
Total Return*	11.89%	1.45%	(23.94)%	22.80%	(2.22)%	17.43%
Net Assets, End of Period (in thousands)	$106,708	$96,342	$82,484	$114,928	$88,550	$71,472
Average Net Assets for the Period (in thousands)	$101,229	$91,630	$106,338	$104,011	$80,627	$34,671
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.84%	0.92%	0.90%	0.92%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.84%	0.92%	0.90%	0.92%	0.99%
Ratio of Net Investment Income/(Loss)	2.57%	2.22%	1.88%	2.49%	1.84%	2.28%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Real Estate Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.39	$10.48	$14.59	$12.15	$12.97	$11.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.19	0.19	0.29	0.16	0.15
Net realized and unrealized gain/(loss)	1.09	(0.08)(2)	(3.54)	2.37	(0.49)	1.72
Total from Investment Operations	1.20	0.11	(3.35)	2.66	(0.33)	1.87
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.20)	(0.36)	(0.22)	(0.35)	(0.34)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.16)	(0.20)	(0.76)	(0.22)	(0.49)	(0.56)
Net Asset Value, End of Period	$11.43	$10.39	$10.48	$14.59	$12.15	$12.97
Total Return*	11.64%	1.02%	(24.37)%	22.03%	(2.69)%	16.86%
Net Assets, End of Period (in thousands)	$7,398	$7,085	$7,238	$9,178	$6,692	$5,177
Average Net Assets for the Period (in thousands)	$7,107	$7,631	$9,305	$7,647	$6,265	$3,433
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.38%	1.46%	1.43%	1.46%	1.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.37%	1.45%	1.43%	1.46%	1.53%
Ratio of Net Investment Income/(Loss)	2.03%	1.66%	1.38%	2.06%	1.30%	1.28%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.50	$10.60	$14.75	$12.25	$13.08	$11.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.22	0.23	0.32	0.19	0.19
Net realized and unrealized gain/(loss)	1.11	(0.09)(2)	(3.59)	2.42	(0.50)	1.74
Total from Investment Operations	1.24	0.13	(3.36)	2.74	(0.31)	1.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.23)	(0.39)	(0.24)	(0.38)	(0.38)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)	(0.22)
Total Dividends and Distributions	(0.18)	(0.23)	(0.79)	(0.24)	(0.52)	(0.60)
Net Asset Value, End of Period	$11.56	$10.50	$10.60	$14.75	$12.25	$13.08
Total Return*	11.86%	1.19%	(24.15)%	22.49%	(2.47)%	17.27%
Net Assets, End of Period (in thousands)	$63,834	$66,270	$87,895	$121,737	$91,313	$80,573
Average Net Assets for the Period (in thousands)	$65,444	$82,426	$114,716	$107,523	$95,019	$54,353
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	1.10%	1.17%	1.14%	1.16%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	1.10%	1.17%	1.14%	1.16%	1.23%
Ratio of Net Investment Income/(Loss)	2.30%	1.91%	1.65%	2.30%	1.57%	1.59%
Portfolio Turnover Rate	42%	66%	68%	77%	69%	61%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

22	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	23

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

Janus Investment Fund	25

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus

26	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2024.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.75%, and the Fund’s benchmark index used in the calculation is the FTSE EPRA Nareit Global Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus

Janus Investment Fund	27

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.53%.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

28	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $536.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

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Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $4.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

30	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(47,611,541)	$(12,325,971)	$ (59,937,512)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$424,912,438	$47,067,132	$ (29,728,830)	$ 17,338,302

Janus Investment Fund	31

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	58,041	$ 623,843	168,443	$ 1,902,931
Reinvested dividends and distributions	13,000	143,370	17,846	194,636
Shares repurchased	(116,073)	(1,265,364)	(331,519)	(3,680,375)
Net Increase/(Decrease)	(45,032)	$ (498,151)	(145,230)	$ (1,582,808)
Class C Shares:
Shares sold	6,304	$ 68,491	22,294	$ 250,762
Reinvested dividends and distributions	2,646	28,379	4,051	43,189
Shares repurchased	(102,747)	(1,102,406)	(149,786)	(1,631,202)
Net Increase/(Decrease)	(93,797)	$ (1,005,536)	(123,441)	$ (1,337,251)
Class D Shares:
Shares sold	97,855	$ 1,094,600	260,998	$ 2,994,705
Reinvested dividends and distributions	54,338	605,178	82,770	911,461
Shares repurchased	(399,690)	(4,457,007)	(969,552)	(10,972,276)
Net Increase/(Decrease)	(247,497)	$ (2,757,229)	(625,784)	$ (7,066,110)
Class I Shares:
Shares sold	2,730,499	$ 30,046,209	8,679,365	$ 98,540,628
Reinvested dividends and distributions	316,159	3,514,019	572,151	6,302,570
Shares repurchased	(7,512,527)	(83,004,668)	(22,409,036)	(253,224,829)
Net Increase/(Decrease)	(4,465,869)	$(49,444,440)	(13,157,520)	$(148,381,631)
Class N Shares:
Shares sold	907,780	$ 10,079,253	3,125,805	$ 35,447,260
Reinvested dividends and distributions	117,116	1,303,347	140,563	1,540,223
Shares repurchased	(965,720)	(10,705,207)	(1,875,133)	(21,378,968)
Net Increase/(Decrease)	59,176	$ 677,393	1,391,235	$ 15,608,515
Class S Shares:
Shares sold	31,630	$ 345,959	104,100	$ 1,150,547
Reinvested dividends and distributions	9,517	104,491	12,723	138,053
Shares repurchased	(75,918)	(805,361)	(125,025)	(1,390,476)
Net Increase/(Decrease)	(34,771)	$ (354,911)	(8,202)	$ (101,876)
Class T Shares:
Shares sold	172,519	$ 1,911,799	679,178	$ 7,718,304
Reinvested dividends and distributions	94,418	1,049,179	149,201	1,640,171
Shares repurchased	(1,054,233)	(11,653,951)	(2,811,852)	(31,735,474)
Net Increase/(Decrease)	(787,296)	$ (8,692,973)	(1,983,473)	$ (22,376,999)

32	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$190,099,966	$ 257,054,419	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	33

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

34	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

Janus Investment Fund	35

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	45

Janus Henderson Global Real Estate Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

46	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	47

Janus Henderson Global Real Estate Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

48	MARCH 31, 2024

Janus Henderson Global Real Estate Fund

Notes

NotesPage1

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93044 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Research Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Research Fund

Team-Based Approach Led by Matthew Peron, Director of Centralized Equity Research

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Research Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Vistra Energy Corp	1.54%	1.18%	Unilever PLC	1.79%	-0.32%
Tesla Inc	0.19%	0.55%	Pernod Ricard SA	1.16%	-0.26%
NVIDIA Corp	3.14%	0.52%	United Parcel Service Inc	0.71%	-0.21%
ASML Holding NV	1.56%	0.38%	Constellation Brands Inc - Class A	1.34%	-0.20%
Meta Platforms Inc - Class A	2.45%	0.38%	Teck Resources Ltd	1.04%	-0.19%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Energy	1.77%	7.61%	7.15%
	Technology	1.25%	22.41%	22.68%
	Industrials	1.08%	16.48%	16.77%
	Communications	0.77%	8.80%	8.79%
	Healthcare	0.62%	12.43%	12.35%

	3 Top Detractors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Consumer	-0.46%	14.51%	15.09%
	Other**	-0.06%	0.32%	0.00%
	Financials	0.52%	17.44%	17.17%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	The sectors listed above reflect those covered by the six analyst teams who comprise the Janus Henderson Research Team.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Research Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	5.6%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	4.3%
Alphabet Inc - Class C
Interactive Media & Services	3.4%
Amazon.com Inc
Multiline Retail	2.9%
Apple Inc
Technology Hardware, Storage & Peripherals	2.9%
19.1%

Asset Allocation - (% of Net Assets)
Common Stocks	98.1%
Preferred Stocks	1.3%
Investments Purchased with Cash Collateral from Securities Lending	0.5%
Investment Companies	0.4%
Private Placements	0.0%
Warrants	0.0%
Other	(0.3)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Research Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	26.63%	31.54%	12.92%	9.93%	9.72%	0.92%
Class A Shares at MOP	19.34%	23.98%	11.59%	9.28%	9.38%
Class C Shares at NAV	26.13%	30.52%	12.15%	9.17%	8.91%	1.74%
Class C Shares at CDSC	25.13%	29.52%	12.15%	9.17%	8.91%
Class D Shares	26.76%	31.83%	13.24%	10.22%	9.91%	0.69%
Class I Shares	26.80%	31.91%	13.33%	10.31%	9.99%	0.62%
Class N Shares	26.84%	32.00%	13.39%	10.30%	9.93%	0.56%
Class R Shares	26.35%	30.98%	12.51%	9.54%	9.33%	1.34%
Class S Shares	26.52%	31.34%	12.83%	9.84%	9.56%	1.07%
Class T Shares	26.70%	31.70%	13.13%	10.13%	9.85%	0.80%
MSCI World Index	21.31%	25.11%	12.07%	9.39%	7.83%
MSCI All Country World Index	20.14%	23.22%	10.92%	8.66%	7.49%
Morningstar Quartile - Class T Shares	-	1st	1st	2nd	1st
Morningstar Ranking - based on total returns for World Large Stock Funds	-	64/357	54/298	91/239	25/144

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Global Research Fund (unaudited)

Performance

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance for the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Class R Shares commenced operations on March 15, 2013. Performance shown for periods prior to March 15, 2013 reflects the historical performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective January 26, 2024, Joshua Cummings and John Jordan are Co-Portfolio Managers with Portfolio Manager Matthew Peron.

*The Fund’s inception date – February 25, 2005

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Global Research Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,266.30	$5.16	$1,000.00	$1,020.45	$4.60	0.91%
Class C Shares	$1,000.00	$1,261.30	$9.67	$1,000.00	$1,016.45	$8.62	1.71%
Class D Shares	$1,000.00	$1,267.60	$3.91	$1,000.00	$1,021.55	$3.49	0.69%
Class I Shares	$1,000.00	$1,268.00	$3.57	$1,000.00	$1,021.85	$3.18	0.63%
Class N Shares	$1,000.00	$1,268.40	$3.23	$1,000.00	$1,022.15	$2.88	0.57%
Class R Shares	$1,000.00	$1,263.50	$7.58	$1,000.00	$1,018.30	$6.76	1.34%
Class S Shares	$1,000.00	$1,265.20	$6.06	$1,000.00	$1,019.65	$5.40	1.07%
Class T Shares	$1,000.00	$1,267.00	$4.48	$1,000.00	$1,021.05	$3.99	0.79%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 98.1%
Aerospace & Defense – 2.7%
Airbus SE	90,348	$16,638,128
BAE Systems PLC	3,501,034	59,619,986
General Dynamics Corp	81,871	23,127,739
		99,385,853
Banks – 5.8%
BNP Paribas SA	550,086	39,079,936
HDFC Bank Ltd	974,215	16,913,767
JPMorgan Chase & Co	386,509	77,417,753
Natwest Group PLC	11,064,896	37,071,018
UniCredit SpA	1,082,195	41,062,100
		211,544,574
Beverages – 3.1%
Constellation Brands Inc - Class A	157,653	42,843,779
Monster Beverage Corp*	680,903	40,363,930
Pernod Ricard SA	186,554	30,175,367
		113,383,076
Biotechnology – 2.4%
AbbVie Inc	131,370	23,922,477
Amgen Inc	57,285	16,287,271
Argenx SE (ADR)*	23,351	9,193,756
Ascendis Pharma A/S (ADR)*	56,531	8,545,791
Madrigal Pharmaceuticals Inc*	15,614	4,169,563
Sarepta Therapeutics Inc*	68,366	8,850,662
Vertex Pharmaceuticals Inc*	37,515	15,681,645
		86,651,165
Capital Markets – 3.3%
Ares Management Corp - Class A	156,103	20,758,577
Blackstone Group Inc	179,902	23,633,726
Charles Schwab Corp	386,714	27,974,891
LPL Financial Holdings Inc	89,117	23,544,711
Morgan Stanley	249,023	23,448,006
		119,359,911
Chemicals – 3.2%
Linde PLC	154,042	71,524,781
Sherwin-Williams Co	130,495	45,324,828
		116,849,609
Consumer Finance – 1.2%
Capital One Financial Corp	202,302	30,120,745
OneMain Holdings Inc	244,983	12,516,181
		42,636,926
Diversified Financial Services – 4.2%
Apollo Global Management Inc	220,512	24,796,574
Global Payments Inc	124,358	16,621,690
Mastercard Inc - Class A	120,598	58,076,379
Visa Inc	185,460	51,758,177
		151,252,820
Electronic Equipment, Instruments & Components – 1.8%
Hexagon AB - Class B	4,458,962	52,790,724
Keysight Technologies Inc*	86,157	13,473,232
		66,263,956
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One - Series C*	539,171	35,369,618
Netflix Inc*	57,575	34,967,025
		70,336,643
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	91,270	10,373,748
Boston Scientific Corp*	432,907	29,649,800
Edwards Lifesciences Corp*	185,758	17,751,035

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Hoya Corp	58,300	$7,254,760
Intuitive Surgical Inc*	13,766	5,493,873
Stryker Corp	39,605	14,173,441
		84,696,657
Health Care Providers & Services – 1.6%
AmerisourceBergen Corp	52,252	12,696,714
HCA Healthcare Inc	36,419	12,146,829
Humana Inc	17,811	6,175,430
UnitedHealth Group Inc	56,101	27,753,165
		58,772,138
Hotels, Restaurants & Leisure – 2.7%
Booking Holdings Inc	10,109	36,674,239
Entain PLC	1,187,653	11,950,565
McDonald's Corp	179,493	50,608,051
		99,232,855
Independent Power and Renewable Electricity Producers – 2.3%
RWE AG	194,132	6,588,057
Vistra Energy Corp	1,122,530	78,184,215
		84,772,272
Insurance – 3.2%
AIA Group Ltd	1,933,500	12,981,899
Arthur J Gallagher & Co	99,680	24,923,987
Beazley PLC	2,230,069	18,727,897
Intact Financial Corp	53,181	8,639,949
Progressive Corp/The	249,530	51,607,795
		116,881,527
Interactive Media & Services – 6.1%
Alphabet Inc - Class C*	817,351	124,449,863
Meta Platforms Inc - Class A	201,176	97,687,042
		222,136,905
Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific Inc	38,010	22,091,792
Machinery – 3.7%
Alstom SA#	272,043	4,146,496
Atlas Copco AB - Class A	2,421,296	40,906,615
Deere & Co	99,893	41,030,051
Parker-Hannifin Corp	85,513	47,527,270
		133,610,432
Metals & Mining – 2.1%
Freeport-McMoRan Inc	479,110	22,527,752
Rio Tinto PLC	233,259	14,767,438
Teck Resources Ltd	849,465	38,885,728
		76,180,918
Multiline Retail – 2.9%
Amazon.com Inc*	595,354	107,389,955
Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd	470,487	35,894,434
Cheniere Energy Inc	67,515	10,888,819
ConocoPhillips	241,098	30,686,953
EOG Resources Inc	173,059	22,123,863
Marathon Petroleum Corp	231,581	46,663,572
Suncor Energy Inc	553,793	20,440,130
TC Energy Corp#	513,381	20,635,308
TotalEnergies SE	190,048	13,011,679
		200,344,758
Personal Products – 1.7%
Unilever PLC	1,233,238	61,885,390

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals – 5.2%
AstraZeneca PLC	232,398	$31,314,462
Eli Lilly & Co	42,842	33,329,362
Merck & Co Inc	262,533	34,641,229
Novartis AG	229,967	22,282,596
Novo Nordisk A/S - Class B	283,762	36,197,848
Roche Holding AG	53,724	13,685,708
Sanofi	178,703	17,534,114
		188,985,319
Real Estate Management & Development – 0.8%
CoStar Group Inc*	308,885	29,838,291
Road & Rail – 0.5%
Uber Technologies Inc*	236,770	18,228,922
Semiconductor & Semiconductor Equipment – 10.5%
Advanced Micro Devices Inc*	165,584	29,886,256
Applied Materials Inc	58,845	12,135,604
ASML Holding NV	63,222	60,845,992
Broadcom Inc	23,855	31,617,656
Lam Research Corp	24,568	23,869,532
Marvell Technology Inc	191,463	13,570,897
NVIDIA Corp	175,146	158,254,920
Taiwan Semiconductor Manufacturing Co Ltd	1,906,000	45,806,425
Texas Instruments Inc	42,845	7,464,027
		383,451,309
Software – 8.3%
Adobe Inc*	39,213	19,786,880
Constellation Software Inc/Canada	5,441	14,863,925
Microsoft Corp	484,935	204,021,853
ServiceNow Inc*	10,132	7,724,637
Synopsys Inc*	66,750	38,147,625
Workday Inc - Class A*	63,439	17,302,987
		301,847,907
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	37,794	42,664,891
TJX Cos Inc	176,192	17,869,393
		60,534,284
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	616,795	105,768,007
Textiles, Apparel & Luxury Goods – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	28,680	25,792,324
Moncler SpA	166,824	12,449,176
		38,241,500
Trading Companies & Distributors – 1.8%
Ferguson PLC	307,020	67,121,640
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	216,568	35,348,229
Total Common Stocks (cost $1,957,631,736)		3,575,025,540
Preferred Stocks– 1.3%
Automobiles – 1.3%
Dr Ing hc F Porsche AG (144A)((cost $41,826,578)	486,318	48,409,373
Private Placements– 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§((cost $9,401,252)	12,941,830	751,083
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢((cost $0)	5,441	0
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $15,230,966)	15,227,921	15,230,966

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	14,277,751	$14,277,751
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$3,569,438	3,569,438
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,847,189)		17,847,189
Total Investments (total cost $2,041,937,721) – 100.3%		3,657,264,151
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(11,699,151)
Net Assets – 100%		$3,645,565,000

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,699,524,207	73.8%
United Kingdom	173,451,366	4.7
France	146,378,044	4.0
Canada	139,359,474	3.8
Netherlands	122,731,382	3.4
Sweden	93,697,339	2.6
Germany	54,997,430	1.5
Italy	53,511,276	1.5
Taiwan	45,806,425	1.2
Denmark	44,743,639	1.2
Switzerland	35,968,304	1.0
India	17,664,850	0.5
Hong Kong	12,981,899	0.4
Belgium	9,193,756	0.2
Japan	7,254,760	0.2

Total	$3,657,264,151	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$225,697	$(6)	$(206)	$15,230,966
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	9,612∆	-	-	14,277,751
Total Affiliated Investments - 0.8%	$235,309	$(6)	$(206)	$29,508,717

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2024

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	2,122,650	138,737,280	(125,628,752)	15,230,966
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	12,504,400	115,161,033	(113,387,682)	14,277,751

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	15,207,404	EUR	$2,474,967

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Equity Contracts
Asset Derivatives:
Swaps - OTC, at value	$2,474,967

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2024

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$2,474,967

Please see the "Net Realized Gain/(Loss) on investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Total return swaps:
Average notional amount	$6,517,459

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$17,263,760	$—	$(17,263,760)	$—
UBS AG, London Branch	2,474,967	—	—	2,474,967

Total	$19,738,727	$—	$(17,263,760)	$2,474,967
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $48,409,373, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $751,083, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$751,083	0.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

12	MARCH 31, 2024

Janus Henderson Global Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$152,787,471	$36,197,848	$-
All Other	3,386,040,221	-	-
Preferred Stocks	48,409,373	-	-
Private Placements	-	-	751,083
Warrants	-	-	0
Investment Companies	-	15,230,966	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,847,189	-
Total Investments in Securities	$3,587,237,065	$69,276,003	$751,083
Other Financial Instruments(a):
OTC Swaps	-	2,474,967	-
Total Assets	$3,587,237,065	$71,750,970	$751,083

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	13

Janus Henderson Global Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $2,012,429,004)(1)	$3,627,755,434
Affiliated investments, at value (cost $29,508,717)	29,508,717
Cash	566,885
Cash denominated in foreign currency (cost $40,398)	40,398
OTC swap contracts, at value (net premium received $0)	2,474,967
Trustees' deferred compensation	100,909
Receivables:
Dividends	4,461,136
Foreign tax reclaims	1,965,120
Fund shares sold	651,763
Dividends from affiliates	94,335
Other assets	19,001
Total Assets	3,667,638,665
Liabilities:
Collateral for securities loaned (Note 3)	17,847,189
Payables:	—
Advisory fees	1,826,089
Fund shares repurchased	1,419,276
Transfer agent fees and expenses	554,852
Trustees' deferred compensation fees	100,909
Professional fees	44,357
Custodian fees	24,377
Trustees' fees and expenses	16,606
12b-1 Distribution and shareholder servicing fees	14,795
Affiliated fund administration fees payable	7,609
Accrued expenses and other payables	217,606
Total Liabilities	22,073,665
Commitments and contingent liabilities (Note 4)
Net Assets	$3,645,565,000

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Global Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,982,737,248
Total distributable earnings (loss)	1,662,827,752
Total Net Assets	$3,645,565,000
Net Assets - Class A Shares	$23,597,620
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	215,994
Net Asset Value Per Share(2)	$109.25
Maximum Offering Price Per Share(3)	$115.92
Net Assets - Class C Shares	$2,684,671
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	25,682
Net Asset Value Per Share(2)	$104.54
Net Assets - Class D Shares	$2,073,369,305
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,276,006
Net Asset Value Per Share	$107.56
Net Assets - Class I Shares	$156,593,017
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,426,498
Net Asset Value Per Share	$109.77
Net Assets - Class N Shares	$46,017,267
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	428,760
Net Asset Value Per Share	$107.33
Net Assets - Class R Shares	$7,925,899
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	73,750
Net Asset Value Per Share	$107.47
Net Assets - Class S Shares	$20,438,787
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	186,498
Net Asset Value Per Share	$109.59
Net Assets - Class T Shares	$1,314,938,434
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,244,657
Net Asset Value Per Share	$107.39

(1) Includes $17,263,760 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$23,736,093
Dividends from affiliates	225,697
Affiliated securities lending income, net	9,612
Unaffiliated securities lending income, net	1,861
Other income	9,742
Foreign tax withheld	(552,674)
Total Investment Income	23,430,331
Expenses:
Advisory fees	8,590,527
12b-1 Distribution and shareholder servicing fees:
Class A Shares	26,290
Class C Shares	12,384
Class R Shares	18,253
Class S Shares	22,587
Transfer agent administrative fees and expenses:
Class D Shares	1,051,053
Class R Shares	9,126
Class S Shares	22,587
Class T Shares	1,460,782
Transfer agent networking and omnibus fees:
Class A Shares	8,982
Class C Shares	1,091
Class I Shares	46,011
Other transfer agent fees and expenses:
Class A Shares	565
Class C Shares	62
Class D Shares	127,091
Class I Shares	3,119
Class N Shares	795
Class R Shares	52
Class S Shares	154
Class T Shares	5,681
Shareholder reports expense	114,571
Registration fees	93,312
Custodian fees	75,786
Professional fees	58,574
Affiliated fund administration fees	40,414
Trustees’ fees and expenses	34,123
Other expenses	131,724
Total Expenses	11,955,696
Less: Excess Expense Reimbursement and Waivers	(73,913)
Net Expenses	11,881,783
Net Investment Income/(Loss)	11,548,548

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$35,995,638
Investments in affiliates	(6)
Total Net Realized Gain/(Loss) on Investments	35,995,632
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation (net of decrease in deferred foreign taxes of $2,934)	728,463,649
Investments in affiliates	(206)
Swap contracts	2,474,967
Total Change in Unrealized Net Appreciation/Depreciation	730,938,410
Net Increase/(Decrease) in Net Assets Resulting from Operations	$778,482,590

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Research Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$11,548,548	$26,407,824
Net realized gain/(loss) on investments	35,995,632	126,716,743
Change in unrealized net appreciation/depreciation	730,938,410	468,916,794
Net Increase/(Decrease) in Net Assets Resulting from Operations	778,482,590	622,041,361
Dividends and Distributions to Shareholders:
Class A Shares	(950,148)	(728,299)
Class C Shares	(105,628)	(112,458)
Class D Shares	(87,322,040)	(67,926,045)
Class I Shares	(6,336,902)	(4,815,704)
Class N Shares	(1,998,967)	(1,543,781)
Class R Shares	(297,359)	(332,948)
Class S Shares	(782,629)	(583,254)
Class T Shares	(54,760,140)	(42,103,204)
Net Decrease from Dividends and Distributions to Shareholders	(152,553,813)	(118,145,693)
Capital Share Transactions:
Class A Shares	437,001	(1,356,516)
Class C Shares	(255,944)	(1,101,199)
Class D Shares	31,407,453	(24,905,852)
Class I Shares	10,679,817	(739,299)
Class N Shares	1,845,005	(508,222)
Class R Shares	(497,303)	(2,628,478)
Class S Shares	141,825	(90,079)
Class T Shares	16,388,149	(27,710,401)
Net Increase/(Decrease) from Capital Share Transactions	60,146,003	(59,040,046)
Net Increase/(Decrease) in Net Assets	686,074,780	444,855,622
Net Assets:
Beginning of period	2,959,490,220	2,514,634,598
End of period	$3,645,565,000	$2,959,490,220

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Research Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$90.46	$75.40	$110.18	$89.60	$81.67	$85.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.62	0.41	0.23	0.31	0.65
Net realized and unrealized gain/(loss)	22.99	17.74	(23.60)	23.77	11.47	(0.20)
Total from Investment Operations	23.25	18.36	(23.19)	24.00	11.78	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.52)	(0.16)	(0.16)	(0.61)	(0.46)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(4.46)	(3.30)	(11.59)	(3.42)	(3.85)	(4.58)
Net Asset Value, End of Period	$109.25	$90.46	$75.40	$110.18	$89.60	$81.67
Total Return*	26.61%	24.94%	(23.60)%	27.28%	14.71%	1.43%
Net Assets, End of Period (in thousands)	$23,598	$19,068	$17,175	$24,310	$23,470	$18,247
Average Net Assets for the Period (in thousands)	$21,121	$18,696	$21,901	$24,438	$19,926	$17,274
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.92%	1.03%	1.17%	1.21%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.92%	1.03%	1.17%	1.20%	1.16%
Ratio of Net Investment Income/(Loss)	0.53%	0.71%	0.43%	0.23%	0.37%	0.83%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Research Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$86.48	$72.28	$106.56	$87.19	$79.50	$83.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	(0.02)	(0.21)	(0.45)	(0.22)	0.13
Net realized and unrealized gain/(loss)	22.04	17.00	(22.64)	23.08	11.15	(0.16)
Total from Investment Operations	21.90	16.98	(22.85)	22.63	10.93	(0.03)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Net Asset Value, End of Period	$104.54	$86.48	$72.28	$106.56	$87.19	$79.50
Total Return*	26.13%	23.99%	(24.09)%	26.42%	13.98%	0.78%
Net Assets, End of Period (in thousands)	$2,685	$2,437	$2,971	$4,491	$5,005	$5,564
Average Net Assets for the Period (in thousands)	$2,615	$2,982	$4,022	$4,880	$5,323	$6,303
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.71%	1.68%	1.68%	1.85%	1.84%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.68%	1.68%	1.85%	1.84%	1.80%
Ratio of Net Investment Income/(Loss)	(0.30)%	(0.02)%	(0.23)%	(0.45)%	(0.27)%	0.17%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Research Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$89.22	$74.51	$109.10	$88.69	$80.85	$84.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.81	0.68	0.56	0.55	0.88
Net realized and unrealized gain/(loss)	22.65	17.49	(23.29)	23.50	11.36	(0.21)
Total from Investment Operations	23.01	18.30	(22.61)	24.06	11.91	0.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.83)	(0.81)	(0.55)	(0.39)	(0.83)	(0.63)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(4.67)	(3.59)	(11.98)	(3.65)	(4.07)	(4.75)
Net Asset Value, End of Period	$107.56	$89.22	$74.51	$109.10	$88.69	$80.85
Total Return*	26.75%	25.23%	(23.37)%	27.68%	15.06%	1.76%
Net Assets, End of Period (in thousands)	$2,073,369	$1,685,915	$1,424,181	$1,959,177	$1,607,701	$1,493,928
Average Net Assets for the Period (in thousands)	$1,849,236	$1,655,619	$1,797,317	$1,873,058	$1,511,011	$1,463,525
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.75%	0.86%	0.89%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.75%	0.86%	0.89%	0.83%
Ratio of Net Investment Income/(Loss)	0.75%	0.94%	0.72%	0.54%	0.68%	1.13%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Research Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$90.99	$75.93	$110.96	$90.13	$82.10	$86.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.89	0.75	0.64	0.63	0.95
Net realized and unrealized gain/(loss)	23.11	17.83	(23.73)	23.90	11.54	(0.20)
Total from Investment Operations	23.51	18.72	(22.98)	24.54	12.17	0.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.89)	(0.88)	(0.62)	(0.45)	(0.90)	(0.69)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(4.73)	(3.66)	(12.05)	(3.71)	(4.14)	(4.81)
Net Asset Value, End of Period	$109.77	$90.99	$75.93	$110.96	$90.13	$82.10
Total Return*	26.80%	25.31%	(23.33)%	27.78%	15.15%	1.85%
Net Assets, End of Period (in thousands)	$156,593	$119,712	$100,359	$145,610	$135,394	$139,584
Average Net Assets for the Period (in thousands)	$135,101	$116,713	$128,292	$145,201	$132,597	$146,672
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.62%	0.68%	0.79%	0.81%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.62%	0.68%	0.79%	0.81%	0.74%
Ratio of Net Investment Income/(Loss)	0.82%	1.01%	0.78%	0.61%	0.76%	1.21%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Global Research Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$89.09	$74.42	$109.00	$88.60	$80.77	$84.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.93	0.80	0.69	0.66	1.02
Net realized and unrealized gain/(loss)	22.60	17.46	(23.27)	23.48	11.36	(0.25)
Total from Investment Operations	23.02	18.39	(22.47)	24.17	12.02	0.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.94)	(0.94)	(0.68)	(0.51)	(0.95)	(0.73)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(4.78)	(3.72)	(12.11)	(3.77)	(4.19)	(4.85)
Net Asset Value, End of Period	$107.33	$89.09	$74.42	$109.00	$88.60	$80.77
Total Return*	26.84%	25.40%	(23.28)%	27.85%	15.23%	1.91%
Net Assets, End of Period (in thousands)	$46,017	$36,233	$30,831	$43,521	$40,607	$31,393
Average Net Assets for the Period (in thousands)	$41,208	$34,675	$37,593	$44,557	$30,617	$37,778
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.56%	0.62%	0.73%	0.76%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.56%	0.62%	0.73%	0.76%	0.68%
Ratio of Net Investment Income/(Loss)	0.87%	1.08%	0.85%	0.67%	0.81%	1.32%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Research Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$88.77	$74.11	$108.69	$88.57	$80.78	$84.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.25	0.08	(0.10)	0.02	0.39
Net realized and unrealized gain/(loss)	22.63	17.45	(23.23)	23.48	11.34	(0.18)
Total from Investment Operations	22.67	17.70	(23.15)	23.38	11.36	0.21
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.26)	—	—	(0.33)	(0.26)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(3.97)	(3.04)	(11.43)	(3.26)	(3.57)	(4.38)
Net Asset Value, End of Period	$107.47	$88.77	$74.11	$108.69	$88.57	$80.78
Total Return*	26.35%	24.43%	(23.87)%	26.87%	14.33%	1.11%
Net Assets, End of Period (in thousands)	$7,926	$6,985	$8,123	$9,736	$7,802	$6,574
Average Net Assets for the Period (in thousands)	$7,339	$7,895	$9,507	$8,777	$6,410	$6,232
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.34%	1.39%	1.50%	1.54%	1.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.33%	1.39%	1.50%	1.54%	1.47%
Ratio of Net Investment Income/(Loss)	0.09%	0.29%	0.09%	(0.10)%	0.03%	0.50%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Global Research Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$90.67	$75.58	$110.34	$89.62	$81.85	$85.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.50	0.32	0.28	0.27	0.61
Net realized and unrealized gain/(loss)	23.07	17.78	(23.65)	23.70	11.48	(0.18)
Total from Investment Operations	23.25	18.28	(23.33)	23.98	11.75	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.41)	—	—	(0.74)	(0.42)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(4.33)	(3.19)	(11.43)	(3.26)	(3.98)	(4.54)
Net Asset Value, End of Period	$109.59	$90.67	$75.58	$110.34	$89.62	$81.85
Total Return*	26.52%	24.76%	(23.66)%	27.23%	14.66%	1.40%
Net Assets, End of Period (in thousands)	$20,439	$16,766	$14,034	$24,088	$131,161	$109,878
Average Net Assets for the Period (in thousands)	$18,162	$16,279	$18,904	$25,744	$128,108	$64,355
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.07%	1.13%	1.21%	1.24%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.06%	1.12%	1.21%	1.24%	1.18%
Ratio of Net Investment Income/(Loss)	0.37%	0.57%	0.33%	0.27%	0.33%	0.77%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Research Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$89.04	$74.35	$108.88	$88.54	$80.73	$84.82
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.31	0.73	0.58	0.45	0.48	0.82
Net realized and unrealized gain/(loss)	22.62	17.46	(23.25)	23.47	11.34	(0.21)
Total from Investment Operations	22.93	18.19	(22.67)	23.92	11.82	0.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(0.72)	(0.43)	(0.32)	(0.77)	(0.58)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)	(4.12)
Total Dividends and Distributions	(4.58)	(3.50)	(11.86)	(3.58)	(4.01)	(4.70)
Net Asset Value, End of Period	$107.39	$89.04	$74.35	$108.88	$88.54	$80.73
Total Return*	26.70%	25.10%	(23.45)%	27.55%	14.96%	1.67%
Net Assets, End of Period (in thousands)	$1,314,938	$1,072,375	$916,960	$1,307,732	$1,057,492	$1,014,552
Average Net Assets for the Period (in thousands)	$1,174,508	$1,055,703	$1,173,459	$1,262,884	$1,009,337	$988,429
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.80%	0.86%	0.97%	0.99%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.84%	0.96%	0.99%	0.92%
Ratio of Net Investment Income/(Loss)	0.65%	0.85%	0.62%	0.44%	0.59%	1.05%
Portfolio Turnover Rate	12%	24%	33%	25%	34%	35%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	MARCH 31, 2024

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	27

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

28	MARCH 31, 2024

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $0 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current period and other significant observable inputs at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities

Janus Investment Fund	29

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2.Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes

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(to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to

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cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive

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Notes to Financial Statements (unaudited)

payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

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Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $17,263,760. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $17,847,189, resulting in the net amount due to the counterparty of $583,429.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange

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Notes to Financial Statements (unaudited)

contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Fund’s benchmark index used in the calculation is the MSCI World IndexSM.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.53%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), any performance adjustments to the management fee, if applicable, the

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Notes to Financial Statements (unaudited)

fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to

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Notes to Financial Statements (unaudited)

reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $620.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	35	-*
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

* Less than 0.50%

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,044,144,465	$1,635,054,812	$ (21,935,126)	$1,613,119,686

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$2,474,967	$ -	$ 2,474,967

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	8,465	$ 813,108	18,525	$ 1,621,162
Reinvested dividends and distributions	8,357	771,282	7,278	580,764
Shares repurchased	(11,629)	(1,147,389)	(42,788)	(3,558,442)
Net Increase/(Decrease)	5,193	$ 437,001	(16,985)	$ (1,356,516)
Class C Shares:
Shares sold	5,177	$ 480,399	3,741	$ 309,500
Reinvested dividends and distributions	1,130	100,092	1,365	104,747
Shares repurchased	(8,801)	(836,435)	(18,038)	(1,515,446)
Net Increase/(Decrease)	(2,494)	$ (255,944)	(12,932)	$ (1,101,199)
Class D Shares:
Shares sold	179,233	$17,396,329	294,429	$ 25,186,092
Reinvested dividends and distributions	909,550	82,587,123	820,842	64,493,576
Shares repurchased	(709,914)	(68,575,999)	(1,332,932)	(114,585,520)
Net Increase/(Decrease)	378,869	$31,407,453	(217,661)	$(24,905,852)
Class I Shares:
Shares sold	168,079	$16,599,844	233,098	$ 20,401,299
Reinvested dividends and distributions	65,293	6,049,432	57,162	4,578,707
Shares repurchased	(122,515)	(11,969,459)	(296,326)	(25,719,305)
Net Increase/(Decrease)	110,857	$10,679,817	(6,066)	$ (739,299)
Class N Shares:
Shares sold	51,673	$ 4,907,132	96,026	$ 8,527,545
Reinvested dividends and distributions	21,657	1,961,468	19,261	1,509,705
Shares repurchased	(51,294)	(5,023,595)	(122,829)	(10,545,472)
Net Increase/(Decrease)	22,036	$ 1,845,005	(7,542)	$ (508,222)
Class R Shares:
Shares sold	4,658	$ 433,768	23,397	$ 2,021,580
Reinvested dividends and distributions	3,271	297,359	4,237	332,948
Shares repurchased	(12,863)	(1,228,430)	(58,553)	(4,983,006)
Net Increase/(Decrease)	(4,934)	$ (497,303)	(30,919)	$ (2,628,478)
Class S Shares:
Shares sold	16,248	$ 1,606,478	30,608	$ 2,692,327
Reinvested dividends and distributions	8,448	782,565	7,276	582,768
Shares repurchased	(23,118)	(2,247,218)	(38,660)	(3,365,174)
Net Increase/(Decrease)	1,578	$ 141,825	(776)	$ (90,079)
Class T Shares:
Shares sold	422,664	$40,465,030	867,419	$ 75,241,149
Reinvested dividends and distributions	594,299	53,891,005	527,928	41,431,792
Shares repurchased	(815,376)	(77,967,886)	(1,685,584)	(144,383,342)
Net Increase/(Decrease)	201,587	$16,388,149	(290,237)	$(27,710,401)

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$378,161,661	$462,543,870	$ -	$ -

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Global Research Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Global Research Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets
These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

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Notes

NotesPage2

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93045 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Select Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Select Fund

Christopher O’Malley Co-Portfolio Manager	Julian McManus Portfolio Manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Select Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Vistra Corp	4.07%	2.84%	NVIDIA Corp	0.45%	-1.10%
Taiwan Semiconductor Manufacturing Co Ltd	4.77%	1.10%	Entain PLC	1.82%	-0.62%
Chipotle Mexican Grill Inc	2.97%	1.00%	Meta Platforms Inc - Class A	0.17%	-0.59%
Immunogen Inc	0.37%	0.81%	AIA Group Ltd	1.47%	-0.54%
BAE Systems PLC	4.10%	0.79%	Teck Resources Ldt	3.09%	-0.48%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country World Index
		Contribution	Average Weight	Average Weight
	Utilities	3.05%	4.07%	2.57%
	Information Technology	2.09%	20.63%	23.11%
	Health Care	1.48%	9.75%	11.43%
	Energy	1.27%	6.43%	4.67%
	Consumer Discretionary	1.14%	14.95%	11.01%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country World Index
		Contribution	Average Weight	Average Weight
	Communication Services	-1.13%	7.56%	7.53%
	Financials	-1.06%	13.88%	15.80%
	Other**	-0.52%	2.49%	0.00%
	Materials	-0.07%	4.77%	4.34%
	Real Estate	0.16%	0.09%	2.27%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Select Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	5.9%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	5.2%
BAE Systems PLC
Aerospace & Defense	4.2%
Marathon Petroleum Corp
Oil, Gas & Consumable Fuels	4.1%
Vistra Corp
Independent Power and Renewable Electricity Producers	3.7%
23.1%

Asset Allocation - (% of Net Assets)
Common Stocks	96.2%
Investment Companies	2.7%
Preferred Stocks	1.0%
Private Placements	0.0%
Other	0.1%
100.0%

Emerging markets comprised 6.7% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Select Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	27.42%	27.04%	13.16%	9.66%	5.27%	1.04%	1.04%
Class A Shares at MOP	20.12%	19.71%	11.82%	9.01%	5.01%
Class C Shares at NAV	26.99%	26.18%	12.23%	8.75%	4.44%	2.08%	1.88%
Class C Shares at CDSC	25.99%	25.18%	12.23%	8.75%	4.44%
Class D Shares	27.48%	27.25%	13.39%	9.85%	5.41%	0.83%	0.83%
Class I Shares	27.47%	27.32%	13.44%	9.94%	5.46%	0.80%	0.80%
Class N Shares	27.51%	27.44%	13.55%	9.94%	5.43%	0.69%	0.69%
Class R Shares	27.02%	26.40%	12.52%	9.09%	4.79%	3.50%	1.57%
Class S Shares	27.15%	26.69%	12.80%	9.37%	5.07%	2.88%	1.32%
Class T Shares	27.39%	27.16%	13.29%	9.78%	5.36%	0.93%	0.93%
MSCI All Country World Index	20.14%	23.22%	10.92%	8.66%	5.67%
Morningstar Quartile - Class T Shares	-	1st	1st	1st	3rd
Morningstar Ranking - based on total returns for World Large Stock Funds	-	30/357	12/329	20/258	71/89

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Global Select Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective January 26, 2024, Chris O’Malley is Co-Portfolio Manager with Lead Portfolio Manager Julian McManus.

*The Fund’s inception date – June 30, 2000

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Global Select Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,274.20	$5.74	$1,000.00	$1,019.95	$5.10	1.01%
Class C Shares	$1,000.00	$1,269.90	$9.87	$1,000.00	$1,016.30	$8.77	1.74%
Class D Shares	$1,000.00	$1,274.80	$4.61	$1,000.00	$1,020.95	$4.09	0.81%
Class I Shares	$1,000.00	$1,274.70	$4.49	$1,000.00	$1,021.05	$3.99	0.79%
Class N Shares	$1,000.00	$1,275.10	$3.81	$1,000.00	$1,021.65	$3.39	0.67%
Class R Shares	$1,000.00	$1,270.20	$8.85	$1,000.00	$1,017.20	$7.87	1.56%
Class S Shares	$1,000.00	$1,271.50	$7.33	$1,000.00	$1,018.55	$6.51	1.29%
Class T Shares	$1,000.00	$1,273.90	$5.12	$1,000.00	$1,020.50	$4.55	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 96.2%
Aerospace & Defense – 5.2%
BAE Systems PLC	7,015,060	$119,461,215
General Dynamics Corp	95,096	26,863,669
		146,324,884
Automobiles – 1.4%
Toyota Motor Corp	1,567,900	39,425,392
Banks – 4.7%
BNP Paribas SA	733,014	52,075,749
HDFC Bank Ltd	1,566,996	27,205,294
UniCredit SpA	1,451,559	55,077,006
		134,358,049
Beverages – 2.0%
Heineken NV	248,764	23,973,697
Monster Beverage Corp*	534,928	31,710,532
		55,684,229
Biotechnology – 3.5%
Akero Therapeutics Inc*	191,879	4,846,864
Argenx SE (ADR)*	28,883	11,371,815
Ascendis Pharma A/S (ADR)*	131,927	19,943,405
Biohaven Ltd*	379,631	20,762,019
Madrigal Pharmaceuticals Inc*	32,409	8,654,499
Vaxcyte Inc*	509,516	34,805,038
		100,383,640
Capital Markets – 2.0%
Morgan Stanley	597,640	56,273,782
Chemicals – 1.3%
Sherwin-Williams Co	109,748	38,118,773
Commercial Services & Supplies – 0.6%
Rentokil Initial PLC	3,077,678	18,319,419
Diversified Financial Services – 1.3%
Mastercard Inc - Class A	74,815	36,028,660
Diversified Telecommunication Services – 1.5%
Deutsche Telekom AG	1,794,519	43,554,407
Electronic Equipment, Instruments & Components – 1.9%
Hexagon AB - Class B	4,456,194	52,757,952
Entertainment – 3.1%
Liberty Media Corp-Liberty Formula One - Series C*	1,340,842	87,959,235
Hotels, Restaurants & Leisure – 4.5%
Booking Holdings Inc	7,533	27,328,820
Chipotle Mexican Grill Inc*	20,630	59,966,665
Entain PLC	3,964,808	39,895,236
		127,190,721
Independent Power and Renewable Electricity Producers – 3.7%
Vistra Corp	1,490,226	103,794,241
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Segro PLC	2,114,801	24,119,289
Insurance – 6.0%
AIA Group Ltd	4,361,600	29,284,639
Arthur J Gallagher & Co	229,756	57,448,190
Dai-ichi Life Holdings Inc	3,264,500	83,035,974
		169,768,803
Interactive Media & Services – 1.5%
Meta Platforms Inc - Class A	90,114	43,757,556
Life Sciences Tools & Services – 1.5%
ICON PLC*	123,690	41,553,656
Machinery – 0.5%
Deere & Co	32,534	13,363,015
Metals & Mining – 3.2%
Teck Resources Ltd	1,965,787	89,987,296

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Multiline Retail – 2.7%
Amazon.com Inc*	419,460	$75,662,195
Oil, Gas & Consumable Fuels – 6.8%
Canadian Natural Resources Ltd	1,029,969	78,607,234
Marathon Petroleum Corp	574,508	115,763,362
		194,370,596
Personal Products – 1.7%
Unilever PLC	949,646	47,640,482
Pharmaceuticals – 3.9%
AstraZeneca PLC	261,786	35,274,347
Merck & Co Inc	335,691	44,294,427
Novo Nordisk A/S (ADR)	247,428	31,769,755
		111,338,529
Road & Rail – 2.0%
Full Truck Alliance Co (ADR)*	2,352,617	17,103,526
TFI International Inc	246,223	39,262,720
		56,366,246
Semiconductor & Semiconductor Equipment – 11.3%
Advanced Micro Devices Inc*	75,767	13,675,186
ASML Holding NV	73,830	71,055,322
Lam Research Corp	51,715	50,244,743
NVIDIA Corp	41,792	37,761,580
Taiwan Semiconductor Manufacturing Co Ltd	6,113,000	146,912,213
		319,649,044
Software – 8.1%
Microsoft Corp	400,660	168,565,675
Synopsys Inc*	42,278	24,161,877
Workday Inc - Class A*	137,999	37,639,227
		230,366,779
Specialty Retail – 1.9%
TJX Cos Inc	530,775	53,831,201
Textiles, Apparel & Luxury Goods – 3.8%
LVMH Moet Hennessy Louis Vuitton SE	28,495	25,625,951
Samsonite International SA (144A)*	22,023,600	83,291,625
		108,917,576
Trading Companies & Distributors – 2.8%
Ferguson PLC	367,529	80,279,359
Wireless Telecommunication Services – 1.0%
SoftBank Group Corp	463,600	27,449,678
Total Common Stocks (cost $1,748,687,147)		2,728,594,684
Preferred Stocks– 1.0%
Automobiles – 1.0%
Dr Ing hc F Porsche AG (144A)((cost $29,160,153)	296,585	29,522,851
Private Placements– 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $76,889,652)	76,875,813	76,891,188
Total Investments (total cost $1,863,991,499) – 99.9%		2,835,008,723
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,921,178
Net Assets – 100%		$2,836,929,901

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,430,451,578	50.5%
United Kingdom	284,709,988	10.0
Canada	207,857,250	7.3
Japan	149,911,044	5.3
Taiwan	146,912,213	5.2
Hong Kong	112,576,264	4.0
Netherlands	95,029,019	3.3
France	77,701,700	2.7
Germany	73,077,258	2.6
Italy	55,077,006	1.9
Sweden	52,757,952	1.9
Denmark	51,713,160	1.8
Ireland	41,553,656	1.5
India	27,205,294	1.0
China	17,103,526	0.6
Belgium	11,371,815	0.4

Total	$2,835,008,723	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$1,609,415	$(812)	$(4,524)	$76,891,188
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	11,271∆	-	-	-
Total Affiliated Investments - 2.7%	$1,620,686	$(812)	$(4,524)	$76,891,188

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	53,372,825	286,569,073	(263,045,374)	76,891,188
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	12,781,962	40,373,011	(53,154,973)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Merrill Lynch:

Vistra Corp	1,500	75.00	USD	6/21/24	$(10,447,500)	$733,500	$154,203	$(579,297)
Vistra Corp	1,500	80.00	USD	6/21/24	(10,447,500)	493,500	116,828	(376,672)
Total - Written Call Options						1,227,000	271,031	(955,969)
Total OTC Written Options						$1,227,000	$271,031	$(955,969)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	22,613,060	EUR	$3,118,697

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Equity Contracts
Asset Derivatives:
Swaps - OTC, at value	$3,118,697

Liability Derivatives:
Options written, at value	$ 955,969

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$ 230,931

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$3,118,697
Written options contracts	271,031

Total	$3,389,728

Please see the "Net Realized Gain/(Loss) on Investments" section of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Options:
Average value of option contracts written	$ 136,567
Total return swaps:
Average notional amount	12,921,749

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2024

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

UBS AG, London Branch	$3,118,697	$—	$—	$3,118,697

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Merrill Lynch	$955,969	$—	$—	$955,969

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $112,814,476, which represents 4.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $0, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

Janus Investment Fund	13

Janus Henderson Global Select Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,728,594,684	$-	$-
Preferred Stocks	29,522,851	-	-
Private Placements	-	-	0
Investment Companies	-	76,891,188	-
Total Investments in Securities	$2,758,117,535	$76,891,188	$0
Other Financial Instruments(a):
OTC Swaps	-	3,118,697	-
Total Assets	$2,758,117,535	$80,009,885	$0
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$955,969	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

14	MARCH 31, 2024

Janus Henderson Global Select Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $1,787,101,847)	$2,758,117,535
Affiliated investments, at value (cost $76,889,652)	76,891,188
Cash	354,486
Deposits with brokers for OTC derivatives	890,000
OTC swap contracts, at value (net premium received $0)	3,118,697
Trustees' deferred compensation	78,530
Receivables:
Dividends	5,025,903
Fund shares sold	2,451,265
Foreign tax reclaims	677,288
Dividends from affiliates	359,319
Dividends and interest on swap contracts	229,869
Other assets	13,915
Total Assets	2,848,207,995
Liabilities:
Options written, at value (premiums received $1,227,000)	955,969
Payables:	—
Investments purchased	4,967,504
Fund shares repurchased	3,064,122
Advisory fees	1,508,146
Transfer agent fees and expenses	418,953
Trustees' deferred compensation fees	78,530
Professional fees	36,418
Custodian fees	34,403
Trustees' fees and expenses	13,013
Affiliated fund administration fees payable	5,893
12b-1 Distribution and shareholder servicing fees	2,708
Accrued expenses and other payables	192,435
Total Liabilities	11,278,094
Commitments and contingent liabilities (Note 4)
Net Assets	$2,836,929,901

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Select Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,781,312,665
Total distributable earnings (loss)	1,055,617,236
Total Net Assets	$2,836,929,901
Net Assets - Class A Shares	$10,314,769
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	530,406
Net Asset Value Per Share(1)	$19.45
Maximum Offering Price Per Share(2)	$20.64
Net Assets - Class C Shares	$675,189
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,878
Net Asset Value Per Share(1)	$18.31
Net Assets - Class D Shares	$2,054,865,419
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	106,504,039
Net Asset Value Per Share	$19.29
Net Assets - Class I Shares	$70,319,881
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,631,781
Net Asset Value Per Share	$19.36
Net Assets - Class N Shares	$64,461,346
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,337,543
Net Asset Value Per Share	$19.31
Net Assets - Class R Shares	$197,343
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,360
Net Asset Value Per Share	$19.05
Net Assets - Class S Shares	$195,785
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,038
Net Asset Value Per Share	$19.50
Net Assets - Class T Shares	$635,900,169
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,874,947
Net Asset Value Per Share	$19.34

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Select Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$16,180,937
Dividends from affiliates	1,609,415
Affiliated securities lending income, net	11,271
Unaffiliated securities lending income, net	1,406
Other income	27,649
Foreign tax withheld	(973,061)
Total Investment Income	16,857,617
Expenses:
Advisory fees	7,919,335
12b-1 Distribution and shareholder servicing fees:
Class A Shares	10,035
Class C Shares	2,539
Class R Shares	412
Class S Shares	210
Transfer agent administrative fees and expenses:
Class D Shares	1,027,062
Class R Shares	207
Class S Shares	210
Class T Shares	696,148
Transfer agent networking and omnibus fees:
Class A Shares	2,168
Class C Shares	251
Class I Shares	32,637
Other transfer agent fees and expenses:
Class A Shares	233
Class C Shares	24
Class D Shares	179,464
Class I Shares	1,433
Class N Shares	1,063
Class R Shares	8
Class S Shares	5
Class T Shares	3,432
Shareholder reports expense	157,605
Registration fees	76,248
Professional fees	35,988
Affiliated fund administration fees	30,934
Custodian fees	29,392
Trustees’ fees and expenses	26,645
Other expenses	113,977
Total Expenses	10,347,665
Less: Excess Expense Reimbursement and Waivers	(47,749)
Net Expenses	10,299,916
Net Investment Income/(Loss)	6,557,701

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Select Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$79,206,071
Investments in affiliates	(812)
Swap contracts	230,931
Total Net Realized Gain/(Loss) on Investments	79,436,190
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	528,697,898
Investments in affiliates	(4,524)
Swap contracts	3,118,697
Written options contracts	271,031
Total Change in Unrealized Net Appreciation/Depreciation	532,083,102
Net Increase/(Decrease) in Net Assets Resulting from Operations	$618,076,993

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Select Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$6,557,701	$26,778,777
Net realized gain/(loss) on investments	79,436,190	182,426,701
Change in unrealized net appreciation/depreciation	532,083,102	192,496,698
Net Increase/(Decrease) in Net Assets Resulting from Operations	618,076,993	401,702,176
Dividends and Distributions to Shareholders:
Class A Shares	(624,764)	(163,306)
Class C Shares	(57,837)	(26,138)
Class D Shares	(145,264,462)	(45,052,612)
Class I Shares	(4,733,384)	(1,110,286)
Class N Shares	(4,233,946)	(953,930)
Class R Shares	(12,599)	(2,679)
Class S Shares	(12,565)	(4,436)
Class T Shares	(44,803,657)	(13,349,721)
Net Decrease from Dividends and Distributions to Shareholders	(199,743,214)	(60,663,108)
Capital Share Transactions:
Class A Shares	1,738,402	644,726
Class C Shares	(155,201)	5,509
Class D Shares	77,907,656	(39,756,740)
Class I Shares	6,673,851	25,203,189
Class N Shares	10,489,287	19,804,704
Class R Shares	21,891	5,706
Class S Shares	12,947	46,779
Class T Shares	20,140,639	(7,044,205)
Net Increase/(Decrease) from Capital Share Transactions	116,829,472	(1,090,332)
Net Increase/(Decrease) in Net Assets	535,163,251	339,948,736
Net Assets:
Beginning of period	2,301,766,650	1,961,817,914
End of period	$2,836,929,901	$2,301,766,650

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Select Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.62	$14.17	$19.70	$15.56	$15.01	$17.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.16	0.14	0.10	0.10	0.14
Net realized and unrealized gain/(loss)	4.23	2.69	(3.38)	4.91	1.10	(0.58)
Total from Investment Operations	4.26	2.85	(3.24)	5.01	1.20	(0.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.11)	(0.10)	(0.12)	(0.13)	(0.06)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.43)	(0.40)	(2.29)	(0.87)	(0.65)	(2.19)
Net Asset Value, End of Period	$19.45	$16.62	$14.17	$19.70	$15.56	$15.01
Total Return*	27.42%	20.26%	(18.45)%	32.96%	7.96%	(0.72)%
Net Assets, End of Period (in thousands)	$10,315	$7,207	$5,582	$7,039	$5,788	$5,380
Average Net Assets for the Period (in thousands)	$8,068	$6,859	$6,759	$6,717	$5,354	$4,885
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.04%	1.04%	1.03%	1.06%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.04%	1.04%	1.03%	1.06%	1.08%
Ratio of Net Investment Income/(Loss)	0.36%	0.95%	0.83%	0.56%	0.70%	0.97%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Select Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.65	$13.42	$18.82	$14.92	$14.42	$17.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.01	—(2)	(0.06)	(0.04)	—(2)
Net realized and unrealized gain/(loss)	3.98	2.56	(3.21)	4.71	1.06	(0.55)
Total from Investment Operations	3.96	2.57	(3.21)	4.65	1.02	(0.55)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	—	—	—	—
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.30)	(0.34)	(2.19)	(0.75)	(0.52)	(2.13)
Net Asset Value, End of Period	$18.31	$15.65	$13.42	$18.82	$14.92	$14.42
Total Return*	26.99%	19.24%	(19.14)%	31.84%	7.00%	(1.55)%
Net Assets, End of Period (in thousands)	$675	$721	$564	$586	$676	$1,197
Average Net Assets for the Period (in thousands)	$705	$908	$609	$650	$1,005	$1,534
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.01%	2.10%	2.16%	2.14%	2.01%	1.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.93%	1.87%	1.88%	1.91%	1.94%
Ratio of Net Investment Income/(Loss)	(0.41)%	0.07%	0.02%	(0.33)%	(0.26)%	(0.01)%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Select Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.51	$14.09	$19.60	$15.47	$14.93	$17.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.19	0.18	0.14	0.13	0.17
Net realized and unrealized gain/(loss)	4.18	2.67	(3.36)	4.88	1.10	(0.57)
Total from Investment Operations	4.23	2.86	(3.18)	5.02	1.23	(0.40)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.15)	(0.14)	(0.14)	(0.17)	(0.09)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.45)	(0.44)	(2.33)	(0.89)	(0.69)	(2.22)
Net Asset Value, End of Period	$19.29	$16.51	$14.09	$19.60	$15.47	$14.93
Total Return*	27.48%	20.49%	(18.25)%	33.28%	8.18%	(0.51)%
Net Assets, End of Period (in thousands)	$2,054,865	$1,673,253	$1,459,358	$1,876,374	$1,494,051	$1,493,415
Average Net Assets for the Period (in thousands)	$1,807,160	$1,695,783	$1,787,127	$1,803,402	$1,455,934	$1,479,323
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.83%	0.82%	0.82%	0.84%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.83%	0.82%	0.82%	0.84%	0.85%
Ratio of Net Investment Income/(Loss)	0.54%	1.18%	1.04%	0.77%	0.91%	1.15%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Global Select Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.57	$14.15	$19.68	$15.53	$14.99	$17.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.20	0.19	0.16	0.14	0.19
Net realized and unrealized gain/(loss)	4.20	2.68	(3.38)	4.89	1.10	(0.58)
Total from Investment Operations	4.25	2.88	(3.19)	5.05	1.24	(0.39)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.17)	(0.15)	(0.15)	(0.18)	(0.10)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.46)	(0.46)	(2.34)	(0.90)	(0.70)	(2.23)
Net Asset Value, End of Period	$19.36	$16.57	$14.15	$19.68	$15.53	$14.99
Total Return*	27.47%	20.55%	(18.23)%	33.31%	8.25%	(0.39)%
Net Assets, End of Period (in thousands)	$70,320	$53,550	$24,004	$22,347	$14,853	$17,024
Average Net Assets for the Period (in thousands)	$58,586	$45,935	$22,980	$19,681	$16,194	$16,875
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.77%	0.77%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.77%	0.77%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	0.59%	1.24%	1.12%	0.83%	0.91%	1.27%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Select Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.53	$14.11	$19.64	$15.50	$14.96	$17.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.21	0.20	0.17	0.14	0.19
Net realized and unrealized gain/(loss)	4.19	2.68	(3.37)	4.88	1.12	(0.56)
Total from Investment Operations	4.25	2.89	(3.17)	5.05	1.26	(0.37)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.18)	(0.17)	(0.16)	(0.20)	(0.12)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.47)	(0.47)	(2.36)	(0.91)	(0.72)	(2.25)
Net Asset Value, End of Period	$19.31	$16.53	$14.11	$19.64	$15.50	$14.96
Total Return*	27.59%	20.69%	(18.21)%	33.41%	8.38%	(0.28)%
Net Assets, End of Period (in thousands)	$64,461	$44,845	$21,395	$26,130	$24,271	$37,810
Average Net Assets for the Period (in thousands)	$52,757	$35,705	$25,204	$27,543	$29,294	$31,647
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.69%	0.69%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.69%	0.69%	0.68%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	0.70%	1.26%	1.18%	0.90%	0.97%	1.32%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Global Select Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.28	$13.88	$19.36	$15.29	$14.76	$17.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.07	0.05	—(2)	0.01	0.05
Net realized and unrealized gain/(loss)	4.14	2.64	(3.31)	4.82	1.08	(0.55)
Total from Investment Operations	4.12	2.71	(3.26)	4.82	1.09	(0.50)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.02)	(0.03)	—	(0.04)	—
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.35)	(0.31)	(2.22)	(0.75)	(0.56)	(2.13)
Net Asset Value, End of Period	$19.05	$16.28	$13.88	$19.36	$15.29	$14.76
Total Return*	27.02%	19.62%	(18.89)%	32.19%	7.29%	(1.21)%
Net Assets, End of Period (in thousands)	$197	$147	$120	$123	$107	$188
Average Net Assets for the Period (in thousands)	$166	$145	$135	$118	$170	$198
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.21%	3.49%	3.67%	3.94%	3.20%	2.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.58%	1.62%	1.60%	1.63%	1.63%
Ratio of Net Investment Income/(Loss)	(0.19)%	0.44%	0.27%	(0.02)%	0.05%	0.37%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Select Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.63	$14.21	$19.71	$15.57	$15.02	$17.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.13	0.08	0.03	0.06	0.10
Net realized and unrealized gain/(loss)	4.22	2.69	(3.39)	4.93	1.09	(0.58)
Total from Investment Operations	4.23	2.82	(3.31)	4.96	1.15	(0.48)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.11)	—	(0.07)	(0.08)	(0.11)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.36)	(0.40)	(2.19)	(0.82)	(0.60)	(2.24)
Net Asset Value, End of Period	$19.50	$16.63	$14.21	$19.71	$15.57	$15.02
Total Return*	27.15%	19.96%	(18.75)%	32.57%	7.61%	(0.97)%
Net Assets, End of Period (in thousands)	$196	$154	$82	$139	$227	$248
Average Net Assets for the Period (in thousands)	$169	$176	$108	$189	$231	$234
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.93%	2.88%	3.97%	2.76%	2.48%	2.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.32%	1.37%	1.36%	1.37%	1.36%
Ratio of Net Investment Income/(Loss)	0.07%	0.76%	0.42%	0.16%	0.38%	0.66%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	MARCH 31, 2024

Janus Henderson Global Select Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.55	$14.11	$19.63	$15.50	$14.96	$17.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.18	0.17	0.13	0.12	0.16
Net realized and unrealized gain/(loss)	4.19	2.68	(3.37)	4.88	1.10	(0.57)
Total from Investment Operations	4.23	2.86	(3.20)	5.01	1.22	(0.41)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.13)	(0.13)	(0.13)	(0.16)	(0.07)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)	(2.13)
Total Dividends and Distributions	(1.44)	(0.42)	(2.32)	(0.88)	(0.68)	(2.20)
Net Asset Value, End of Period	$19.34	$16.55	$14.11	$19.63	$15.50	$14.96
Total Return*	27.39%	20.46%	(18.36)%	33.15%	8.08%	(0.54)%
Net Assets, End of Period (in thousands)	$635,900	$521,890	$450,713	$587,159	$464,956	$484,175
Average Net Assets for the Period (in thousands)	$559,774	$525,581	$554,055	$561,617	$464,019	$481,731
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.93%	0.92%	0.92%	0.92%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.91%	0.91%	0.91%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	0.46%	1.10%	0.96%	0.68%	0.83%	1.08%
Portfolio Turnover Rate	25%	46%	56%	37%	31%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

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Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

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Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

30	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2.Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

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Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

32	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap

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Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and

34	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Janus Investment Fund	35

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is

36	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2024.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.81% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are

Janus Investment Fund	37

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share

38	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $837.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	39

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	31	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,867,382,108	$990,700,708	$ (23,074,093)	$ 967,626,615

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,227,000	$ 3,389,728	$ -	$ 3,389,728

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

40	MARCH 31, 2024

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	84,700	$ 1,568,721	80,704	$ 1,328,104
Reinvested dividends and distributions	36,258	582,300	9,502	149,282
Shares repurchased	(24,077)	(412,619)	(50,543)	(832,660)
Net Increase/(Decrease)	96,881	$ 1,738,402	39,663	$ 644,726
Class C Shares:
Shares sold	2,818	$ 46,914	74,415	$ 1,098,950
Reinvested dividends and distributions	3,815	57,837	1,755	26,138
Shares repurchased	(15,847)	(259,952)	(72,079)	(1,119,579)
Net Increase/(Decrease)	(9,214)	$ (155,201)	4,091	$ 5,509
Class D Shares:
Shares sold	742,238	$13,040,983	1,654,234	$ 27,075,294
Reinvested dividends and distributions	8,834,395	140,643,569	2,806,176	43,720,218
Shares repurchased	(4,413,060)	(75,776,896)	(6,718,088)	(110,552,252)
Net Increase/(Decrease)	5,163,573	$77,907,656	(2,257,678)	$(39,756,740)
Class I Shares:
Shares sold	769,012	$13,174,456	2,342,406	$ 38,641,008
Reinvested dividends and distributions	292,466	4,673,610	69,568	1,087,351
Shares repurchased	(661,980)	(11,174,215)	(876,389)	(14,525,170)
Net Increase/(Decrease)	399,498	$ 6,673,851	1,535,585	$ 25,203,189
Class N Shares:
Shares sold	645,133	$11,186,461	2,016,480	$ 33,584,548
Reinvested dividends and distributions	265,784	4,233,946	61,189	953,930
Shares repurchased	(285,571)	(4,931,120)	(881,218)	(14,733,774)
Net Increase/(Decrease)	625,346	$10,489,287	1,196,451	$ 19,804,704
Class R Shares:
Shares sold	1,180	$ 20,207	823	$ 13,430
Reinvested dividends and distributions	790	12,452	171	2,646
Shares repurchased	(657)	(10,768)	(628)	(10,370)
Net Increase/(Decrease)	1,313	$ 21,891	366	$ 5,706
Class S Shares:
Shares sold	24	$ 400	5,689	$ 85,581
Reinvested dividends and distributions	780	12,565	282	4,436
Shares repurchased	(1)	(18)	(2,538)	(43,238)
Net Increase/(Decrease)	803	$ 12,947	3,433	$ 46,779
Class T Shares:
Shares sold	1,068,320	$18,586,740	2,593,195	$ 42,785,906
Reinvested dividends and distributions	2,739,450	43,749,009	836,147	13,060,618
Shares repurchased	(2,473,528)	(42,195,110)	(3,829,027)	(62,890,729)
Net Increase/(Decrease)	1,334,242	$20,140,639	(399,685)	$ (7,044,205)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$612,671,439	$ 711,279,488	$ -	$ -

Janus Investment Fund	41

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

42	MARCH 31, 2024

Janus Henderson Global Select Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	51

Janus Henderson Global Select Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

52	MARCH 31, 2024

Janus Henderson Global Select Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	53

Janus Henderson Global Select Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

54	MARCH 31, 2024

Janus Henderson Global Select Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	55

Janus Henderson Global Select Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

56	MARCH 31, 2024

Janus Henderson Global Select Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93046 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Sustainable Equity Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Sustainable Equity Fund

Aaron Scully co-portfolio manager	Hamish Chamberlayne co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Sustainable Equity Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
NVIDIA Corp	4.80%	1.62%	Humana Inc	2.65%	-1.56%
Progressive Corp/The	2.98%	0.71%	Aptiv PLC	1.44%	-0.71%
Lam Research Corp	2.24%	0.64%	AIA Group Ltd	1.69%	-0.65%
ASML Holding NV	2.24%	0.62%	Aon PLC - Class A	1.64%	-0.59%
Xylem Inc/NY	3.06%	0.59%	IPG Photonics Corp	0.90%	-0.43%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Industrials	2.62%	20.71%	10.94%
	Information Technology	2.21%	33.70%	23.25%
	Consumer Staples	0.83%	0.33%	6.87%
	Energy	0.82%	0.00%	4.60%
	Materials	0.46%	1.56%	3.96%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Financials	-1.91%	17.86%	15.03%
	Utilities	-0.75%	4.13%	2.55%
	Consumer Discretionary	-0.51%	4.74%	10.79%
	Health Care	-0.41%	8.66%	12.32%
	Other**	-0.36%	1.94%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Sustainable Equity Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	7.5%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	6.3%
Wabtec Corp
Machinery	3.9%
Progressive Corp/The
Insurance	3.3%
Xylem Inc/NY
Machinery	3.2%
24.2%

Asset Allocation - (% of Net Assets)
Common Stocks	98.4%
Investment Companies	1.8%
Other	(0.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024				Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	23.55%	20.68%	11.98%	3.24%	1.21%
Class A Shares at MOP	16.49%	13.77%	10.23%
Class C Shares at NAV	23.52%	20.66%	12.00%	6.17%	1.89%
Class C Shares at CDSC	22.52%	19.66%	12.00%
Class D Shares	23.74%	20.97%	12.11%	1.93%	1.01%
Class I Shares	23.72%	20.94%	12.16%	1.98%	1.01%
Class N Shares	23.82%	21.06%	12.27%	1.97%	0.86%
Class R Shares	23.65%	20.88%	12.02%	8.65%	1.61%
Class S Shares	23.81%	21.03%	12.10%	7.07%	1.36%
Class T Shares	23.72%	20.86%	12.01%	2.44%	1.11%
MSCI World Index	21.31%	25.11%	14.41%
Morningstar Quartile - Class I Shares	-	3rd	2nd
Morningstar Ranking - based on total returns for World Large Stock Funds	-	245/357	87/326

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund

Janus Investment Fund	3

Janus Henderson Global Sustainable Equity Fund (unaudited)

Performance

distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class R Shares commenced operations on January 28, 2021. Performance shown for periods prior to January 28, 2021, reflects the historical performance of the Funds’s Class I Shares, calculated using the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers.

If Class R Shares of the Fund had been available during periods prior to January 28, 2021, the performance shown may have been different. The performance shown for periods following the Fund's commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – June 25, 2020

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,235.50	$6.82	$1,000.00	$1,018.90	$6.16	1.22%
Class C Shares	$1,000.00	$1,235.20	$7.93	$1,000.00	$1,017.90	$7.16	1.42%
Class D Shares	$1,000.00	$1,237.40	$5.54	$1,000.00	$1,020.05	$5.00	0.99%
Class I Shares	$1,000.00	$1,237.20	$5.59	$1,000.00	$1,020.00	$5.05	1.00%
Class N Shares	$1,000.00	$1,238.20	$4.81	$1,000.00	$1,020.70	$4.34	0.86%
Class R Shares	$1,000.00	$1,236.50	$6.32	$1,000.00	$1,019.35	$5.70	1.13%
Class S Shares	$1,000.00	$1,238.10	$5.82	$1,000.00	$1,019.80	$5.25	1.04%
Class T Shares	$1,000.00	$1,237.20	$6.15	$1,000.00	$1,019.50	$5.55	1.10%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 98.4%
Auto Components – 1.3%
Aptiv PLC*	5,318	$423,579
Banks – 1.0%
HDFC Bank Ltd (ADR)	6,285	351,772
Biotechnology – 0.9%
Vertex Pharmaceuticals Inc*	727	303,893
Building Products – 1.6%
Advanced Drainage Systems Inc	3,069	528,605
Capital Markets – 0.9%
S&P Global Inc	694	295,262
Containers & Packaging – 1.5%
DS Smith PLC	102,349	512,352
Diversified Financial Services – 4.1%
Mastercard Inc - Class A	1,788	861,047
Walker & Dunlop Inc	5,164	521,874
		1,382,921
Electric Utilities – 1.7%
SSE PLC	26,867	559,404
Electrical Equipment – 8.4%
Legrand SA	6,909	732,009
nVent Electric PLC	8,461	637,959
Prysmian SpA	7,219	376,820
Schneider Electric SE	4,822	1,090,495
		2,837,283
Electronic Equipment, Instruments & Components – 6.7%
Keyence Corp	1,000	463,068
Keysight Technologies Inc*	3,024	472,893
Murata Manufacturing Co Ltd	25,600	479,408
Shimadzu Corp	5,600	155,502
TE Connectivity Ltd	4,705	683,354
		2,254,225
Entertainment – 1.7%
Nintendo Co Ltd	10,400	567,479
Food Products – 0.3%
McCormick & Co Inc/MD	1,504	115,522
Health Care Equipment & Supplies – 0.1%
Nanosonics Ltd*	26,250	47,030
Health Care Providers & Services – 4.2%
Encompass Health Corp	8,887	733,889
Humana Inc	1,982	687,199
		1,421,088
Independent Power and Renewable Electricity Producers – 1.8%
Boralex Inc - Class A	20,207	426,997
Innergex Renewable Energy Inc	33,085	195,178
		622,175
Industrial Real Estate Investment Trusts (REITs) – 1.0%
Prologis Inc	2,709	352,766
Information Technology Services – 1.4%
CGI Inc*	4,266	470,696
Insurance – 10.9%
AIA Group Ltd	61,000	409,566
Arthur J Gallagher & Co	2,385	596,345
Intact Financial Corp	4,986	810,041
Marsh & McLennan Cos Inc	3,713	764,804
Progressive Corp/The	5,296	1,095,319
		3,676,075
Leisure Products – 1.2%
Shimano Inc	2,800	418,169
Life Sciences Tools & Services – 3.1%
ICON PLC*	3,105	1,043,125

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Machinery – 9.1%
Knorr-Bremse AG	8,395	$634,805
Wabtec Corp	9,124	1,329,184
Xylem Inc/NY	8,447	1,091,690
		3,055,679
Professional Services – 1.9%
Wolters Kluwer NV	4,061	636,065
Road & Rail – 1.6%
Uber Technologies Inc*	7,003	539,161
Semiconductor & Semiconductor Equipment – 14.5%
ASML Holding NV	958	921,997
Infineon Technologies AG	11,206	380,951
Lam Research Corp	813	789,886
NVIDIA Corp	2,340	2,114,330
Texas Instruments Inc	3,822	665,831
		4,872,995
Software – 11.3%
Autodesk Inc*	2,430	632,821
Cadence Design Systems Inc*	2,040	635,011
Microsoft Corp	6,044	2,542,832
		3,810,664
Specialized Real Estate Investment Trusts (REITs) – 1.7%
Crown Castle International Corp	1,335	141,283
Equinix Inc	515	425,045
		566,328
Specialty Retail – 1.2%
Home Depot Inc	1,032	395,875
Trading Companies & Distributors – 1.3%
Core & Main Inc - Class A*	7,340	420,215
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc	4,127	673,609
Total Common Stocks (cost $24,519,065)		33,154,012
Investment Companies– 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $607,525)	607,414	607,535
Total Investments (total cost $25,126,590) – 100.2%		33,761,547
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(60,202)
Net Assets – 100%		$33,701,345

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$22,078,618	65.4%
Japan	2,083,626	6.2
Canada	1,902,912	5.6
France	1,822,504	5.4
Netherlands	1,558,062	4.6
United Kingdom	1,071,756	3.2
Ireland	1,043,125	3.1
Germany	1,015,756	3.0
Hong Kong	409,566	1.2
Italy	376,820	1.1
India	351,772	1.1
Australia	47,030	0.1

Total	$33,761,547	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$17,625	$7	$(77)	$607,535

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	695,021	2,846,452	(2,933,868)	607,535

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$33,154,012	$-	$-
Investment Companies	-	607,535	-
Total Assets	$33,154,012	$607,535	$-

Janus Investment Fund	9

Janus Henderson Global Sustainable Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $24,519,065)	$33,154,012
Affiliated investments, at value (cost $607,525)	607,535
Cash	2,601
Cash denominated in foreign currency (cost $6,243)	6,243
Trustees' deferred compensation	933
Receivables:
Due from adviser	23,588
Dividends	19,351
Fund shares sold	9,188
Foreign tax reclaims	5,995
Dividends from affiliates	2,866
Other assets	169
Total Assets	33,832,481
Liabilities:
Payables:	—
Professional fees	35,779
Advisory fees	21,260
Fund shares repurchased	10,311
Transfer agent fees and expenses	5,725
Custodian fees	1,757
Trustees' deferred compensation fees	933
12b-1 Distribution and shareholder servicing fees	219
Trustees' fees and expenses	157
Affiliated fund administration fees payable	71
Accrued expenses and other payables	54,924
Total Liabilities	131,136
Commitments and contingent liabilities (Note 3)
Net Assets	$33,701,345

See Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,768,785
Total distributable earnings (loss)	5,932,560
Total Net Assets	$33,701,345
Net Assets - Class A Shares	$320,787
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,280
Net Asset Value Per Share(1)	$15.07
Maximum Offering Price Per Share(2)	$15.99
Net Assets - Class C Shares	$127,846
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,486
Net Asset Value Per Share(1)	$15.07
Net Assets - Class D Shares	$26,924,607
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,781,056
Net Asset Value Per Share	$15.12
Net Assets - Class I Shares	$3,366,019
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	223,596
Net Asset Value Per Share	$15.05
Net Assets - Class N Shares	$2,111,356
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	139,325
Net Asset Value Per Share	$15.15
Net Assets - Class R Shares	$67,449
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,464
Net Asset Value Per Share	$15.11
Net Assets - Class S Shares	$76,836
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,096
Net Asset Value Per Share	$15.08
Net Assets - Class T Shares	$706,445
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,762
Net Asset Value Per Share	$15.11

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Sustainable Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$159,010
Dividends from affiliates	17,625
Other income	85
Foreign tax withheld	(5,246)
Total Investment Income	171,474
Expenses:
Advisory fees	114,093
12b-1 Distribution and shareholder servicing fees:
Class A Shares	354
Class C Shares	297
Class R Shares	39
Class S Shares	17
Transfer agent administrative fees and expenses:
Class D Shares	13,991
Class R Shares	73
Class S Shares	86
Class T Shares	828
Transfer agent networking and omnibus fees:
Class A Shares	158
Class C Shares	27
Class I Shares	2,263
Other transfer agent fees and expenses:
Class A Shares	16
Class C Shares	6
Class D Shares	3,550
Class I Shares	123
Class N Shares	62
Class R Shares	3
Class S Shares	2
Class T Shares	23
Registration fees	54,208
Non-affiliated fund administration fees	34,667
Professional fees	27,507
Accounting systems fee	16,902
Shareholder reports expense	5,576
Custodian fees	2,151
Affiliated fund administration fees	382
Trustees’ fees and expenses	305
Other expenses	9,651
Total Expenses	287,360
Less: Excess Expense Reimbursement and Waivers	(135,441)
Net Expenses	151,919
Net Investment Income/(Loss)	19,555

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(135,323)
Investments in affiliates	7
Total Net Realized Gain/(Loss) on Investments	(135,316)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	6,664,689
Investments in affiliates	(77)
Total Change in Unrealized Net Appreciation/Depreciation	6,664,612
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,548,851

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Sustainable Equity Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$19,555	$137,005
Net realized gain/(loss) on investments	(135,316)	(795,165)
Change in unrealized net appreciation/depreciation	6,664,612	5,153,975
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,548,851	4,495,815
Dividends and Distributions to Shareholders:
Class A Shares	(286)	(572)
Class C Shares	—	(336)
Class D Shares	(79,337)	(50,792)
Class I Shares	(7,927)	(14,523)
Class N Shares	(8,229)	(5,818)
Class R Shares	—	(266)
Class S Shares	(53)	(315)
Class T Shares	(1,439)	(704)
Net Decrease from Dividends and Distributions to Shareholders	(97,271)	(73,326)
Capital Share Transactions:
Class A Shares	518	41,576
Class C Shares	—	31,709
Class D Shares	(736,687)	(1,756,270)
Class I Shares	60,955	(1,756,037)
Class N Shares	234,433	(12,810)
Class R Shares	3,804	3,823
Class S Shares	53	315
Class T Shares	(30,360)	(37,794)
Net Increase/(Decrease) from Capital Share Transactions	(467,284)	(3,485,488)
Net Increase/(Decrease) in Net Assets	5,984,296	937,001
Net Assets:
Beginning of period	27,717,049	26,780,048
End of period	$33,701,345	$27,717,049

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.21	$10.37	$14.16	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.04	0.02	0.02	0.01
Net realized and unrealized gain/(loss)	2.88	1.82	(3.67)	3.00	1.17
Total from Investment Operations	2.87	1.86	(3.65)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	(0.03)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.01)	(0.02)	(0.14)	(0.04)	—
Net Asset Value, End of Period	$15.07	$12.21	$10.37	$14.16	$11.18
Total Return*	23.55%	17.98%	(26.05)%	27.05%	11.80%
Net Assets, End of Period (in thousands)	$321	$259	$182	$181	$67
Average Net Assets for the Period (in thousands)	$290	$259	$208	$123	$63
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.03%	3.19%	3.18%	4.43%	15.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.17%	1.05%	1.06%	1.13%
Ratio of Net Investment Income/(Loss)	(0.09)%	0.34%	0.15%	0.12%	0.27%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.20	$10.39	$14.13	$11.16	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.02)	0.04	0.07	(0.01)	(0.01)
Net realized and unrealized gain/(loss)	2.89	1.83	(3.68)	3.01	1.17
Total from Investment Operations	2.87	1.87	(3.61)	3.00	1.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	—(3)	(0.02)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	—	(0.06)	(0.13)	(0.03)	—
Net Asset Value, End of Period	$15.07	$12.20	$10.39	$14.13	$11.16
Total Return*	23.52%	18.02%	(25.79)%	26.91%	11.60%
Net Assets, End of Period (in thousands)	$128	$104	$61	$77	$56
Average Net Assets for the Period (in thousands)	$115	$88	$74	$67	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.81%	5.48%	5.34%	6.64%	17.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.42%	1.20%	0.59%	1.19%	1.87%
Ratio of Net Investment Income/(Loss)	(0.30)%	0.34%	0.57%	(0.04)%	(0.46)%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.26	$10.40	$14.20	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	0.06	0.02	0.02	0.01
Net realized and unrealized gain/(loss)	2.89	1.83	(3.68)	3.01	1.17
Total from Investment Operations	2.90	1.89	(3.66)	3.03	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.03)	(0.01)	—	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.04)	(0.03)	(0.14)	(0.01)	—
Net Asset Value, End of Period	$15.12	$12.26	$10.40	$14.20	$11.18
Total Return*	23.74%	18.16%	(26.02)%	27.15%	11.80%
Net Assets, End of Period (in thousands)	$26,925	$22,473	$20,664	$23,921	$5,226
Average Net Assets for the Period (in thousands)	$24,611	$22,960	$24,549	$16,804	$2,485
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.82%	1.93%	1.71%	1.97%	10.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.01%	1.00%	1.00%	0.98%
Ratio of Net Investment Income/(Loss)	0.13%	0.48%	0.16%	0.18%	0.50%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.20	$10.39	$14.19	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	0.05	0.02	0.04	0.02
Net realized and unrealized gain/(loss)	2.88	1.83	(3.66)	3.00	1.17
Total from Investment Operations	2.89	1.88	(3.64)	3.04	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.07)	(0.03)	(0.03)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.04)	(0.07)	(0.16)	(0.04)	—
Net Asset Value, End of Period	$15.05	$12.20	$10.39	$14.19	$11.19
Total Return*	23.72%	18.10%	(25.97)%	27.25%	11.90%
Net Assets, End of Period (in thousands)	$3,366	$2,678	$3,991	$11,353	$5,317
Average Net Assets for the Period (in thousands)	$2,944	$2,750	$7,265	$7,780	$5,071
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.90%	1.98%	1.57%	1.86%	10.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.01%	0.92%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	0.12%	0.44%	0.11%	0.29%	0.55%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.29	$10.43	$14.23	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	0.08	0.04	0.05	0.02
Net realized and unrealized gain/(loss)	2.90	1.83	(3.69)	3.00	1.17
Total from Investment Operations	2.92	1.91	(3.65)	3.05	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.05)	(0.02)	—	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.06)	(0.05)	(0.15)	(0.01)	—
Net Asset Value, End of Period	$15.15	$12.29	$10.43	$14.23	$11.19
Total Return*	23.82%	18.33%	(25.93)%	27.30%	11.90%
Net Assets, End of Period (in thousands)	$2,111	$1,494	$1,250	$1,449	$192
Average Net Assets for the Period (in thousands)	$1,823	$1,598	$1,432	$831	$83
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.81%	1.97%	1.73%	2.14%	14.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.27%	0.64%	0.31%	0.33%	0.73%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021(1)
Net Asset Value, Beginning of Period	$12.22	$10.40	$14.13	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—(3)	0.06	0.08	(0.03)
Net realized and unrealized gain/(loss)	2.89	1.83	(3.68)	1.08
Total from Investment Operations	2.89	1.89	(3.60)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.07)	—	—
Distributions (from capital gains)	—	—	(0.13)	—
Total Dividends and Distributions	—	(0.07)	(0.13)	—
Net Asset Value, End of Period	$15.11	$12.22	$10.40	$14.13
Total Return*	23.65%	18.21%	(25.72)%	8.03%
Net Assets, End of Period (in thousands)	$67	$51	$40	$54
Average Net Assets for the Period (in thousands)	$58	$49	$51	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	7.14%	8.16%	7.35%	7.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.01%	0.57%	1.46%
Ratio of Net Investment Income/(Loss)	—(4)	0.50%	0.59%	(0.27)%
Portfolio Turnover Rate	11%	20%	33%	12%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from January 28, 2021 (inception date) through September 30, 2021.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Less than 0.005%.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.20	$10.37	$14.15	$11.17	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	0.06	0.04	—(3)	—(3)
Net realized and unrealized gain/(loss)	2.88	1.83	(3.68)	3.01	1.17
Total from Investment Operations	2.89	1.89	(3.64)	3.01	1.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.06)	(0.01)	(0.02)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.01)	(0.06)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$15.08	$12.20	$10.37	$14.15	$11.17
Total Return*	23.70%	18.29%	(25.98)%	27.05%	11.70%
Net Assets, End of Period (in thousands)	$77	$62	$53	$71	$56
Average Net Assets for the Period (in thousands)	$69	$62	$66	$67	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.26%	6.82%	6.24%	6.65%	16.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	0.99%	0.83%	1.11%	1.37%
Ratio of Net Investment Income/(Loss)	0.09%	0.50%	0.32%	0.03%	0.04%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year or period ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.24	$10.38	$14.18	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—(3)	0.05	0.01	0.01	0.01
Net realized and unrealized gain/(loss)	2.90	1.83	(3.68)	3.01	1.17
Total from Investment Operations	2.90	1.88	(3.67)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.02)	—(3)	(0.01)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.03)	(0.02)	(0.13)	(0.02)	—
Net Asset Value, End of Period	$15.11	$12.24	$10.38	$14.18	$11.18
Total Return*	23.72%	18.08%	(26.12)%	27.02%	11.80%
Net Assets, End of Period (in thousands)	$706	$597	$540	$697	$99
Average Net Assets for the Period (in thousands)	$666	$616	$633	$387	$77
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.34%	2.44%	2.25%	2.82%	14.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.09%	1.09%	1.09%	1.11%
Ratio of Net Investment Income/(Loss)	0.02%	0.39%	0.05%	0.10%	0.33%
Portfolio Turnover Rate	11%	20%	33%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Sustainable Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	23

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

24	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	25

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

26	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70

The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.85% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Investment Fund	27

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $16.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were

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Notes to Financial Statements (unaudited)

no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

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Notes to Financial Statements (unaudited)

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	60	-*
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	4	-*
Class R Shares	88	-*
Class S Shares	100	-*
Class T Shares	-	-

* Less than 0.50%

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,499,223)	$(771,936)	$ (2,271,159)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$25,385,864	$10,020,439	$ (1,644,756)	$ 8,375,683

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Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,964	$ 25,529	10,282	$ 122,324
Reinvested dividends and distributions	22	286	50	572
Shares repurchased	(1,902)	(25,297)	(6,651)	(81,320)
Net Increase/(Decrease)	84	$ 518	3,681	$ 41,576
Class C Shares:
Shares sold	-	$ -	2,608	$ 31,373
Reinvested dividends and distributions	-	-	30	336
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	-	$ -	2,638	$ 31,709
Class D Shares:
Shares sold	120,434	$ 1,616,155	305,968	$ 3,792,350
Reinvested dividends and distributions	5,911	78,493	4,409	50,092
Shares repurchased	(178,835)	(2,431,335)	(464,459)	(5,598,712)
Net Increase/(Decrease)	(52,490)	$ (736,687)	(154,082)	$ (1,756,270)
Class I Shares:
Shares sold	32,693	$ 436,406	106,135	$ 1,277,535
Reinvested dividends and distributions	599	7,927	1,284	14,523
Shares repurchased	(29,160)	(383,378)	(272,137)	(3,048,095)
Net Increase/(Decrease)	4,132	$ 60,955	(164,718)	$ (1,756,037)
Class N Shares:
Shares sold	22,418	$ 299,080	49,433	$ 616,420
Reinvested dividends and distributions	618	8,229	511	5,818
Shares repurchased	(5,267)	(72,876)	(48,247)	(635,048)
Net Increase/(Decrease)	17,769	$ 234,433	1,697	$ (12,810)
Class R Shares:
Shares sold	371	$ 5,037	283	$ 3,557
Reinvested dividends and distributions	-	-	23	266
Shares repurchased	(103)	(1,233)	-	-
Net Increase/(Decrease)	268	$ 3,804	306	$ 3,823
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	4	53	27	315
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	4	$ 53	27	$ 315
Class T Shares:
Shares sold	12,003	$ 160,246	44,691	$ 548,234
Reinvested dividends and distributions	108	1,439	62	704
Shares repurchased	(14,139)	(192,045)	(47,978)	(586,732)
Net Increase/(Decrease)	(2,028)	$ (30,360)	(3,225)	$ (37,794)

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Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,297,675	$ 3,743,850	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Global Sustainable Equity Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Global Sustainable Equity Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

46	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Global Sustainable Equity Fund

Notes

NotesPage1

48	MARCH 31, 2024

Janus Henderson Global Sustainable Equity Fund

Notes

NotesPage2

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93086 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Global Technology and Innovation Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Technology and Innovation Fund

Jonathan Cofsky co-portfolio manager	Denny Fish co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Technology and Innovation Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Apple Inc	5.55%	4.61%	CCC Intelligent Solutions Holdings Inc	1.79%	-0.86%
Meta Platforms Inc - Class A	5.14%	1.48%	Broadcom Inc	0.75%	-0.61%
ASML Holding NV	4.35%	0.67%	Alphabet Inc - Class C	3.46%	-0.60%
KLA Corp	2.72%	0.48%	NVIDIA Corp	8.61%	-0.58%
Lam Research Corp	2.81%	0.46%	ON Semiconductor Corp	0.83%	-0.44%

	4 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country World Information Technology Index
		Contribution	Average Weight	Average Weight
	Information Technology	4.75%	76.59%	99.99%
	Communication Services	0.79%	9.89%	0.00%
	Consumer Discretionary	0.07%	4.43%	0.00%
	Industrials	0.04%	2.34%	0.01%

	3 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country World Information Technology Index
		Contribution	Average Weight	Average Weight
	Financials	-0.32%	3.20%	0.00%
	Other**	-0.27%	1.38%	0.00%
	Real Estate	-0.17%	2.17%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Technology and Innovation Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	10.7%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	10.4%
Meta Platforms Inc - Class A
Interactive Media & Services	5.7%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	5.3%
ASML Holding NV
Semiconductor & Semiconductor Equipment	5.1%
37.2%

Asset Allocation - (% of Net Assets)
Common Stocks	96.8%
Investment Companies	2.2%
Private Placements	0.7%
Investments Purchased with Cash Collateral from Securities Lending	0.2%
Warrants	0.0%
Other	0.1%
100.0%

Emerging markets comprised 6.3% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	35.63%	47.87%	18.97%	18.51%	11.02%	1.00%
Class A Shares at MOP	27.84%	39.37%	17.57%	17.81%	10.76%
Class C Shares at NAV	35.12%	46.75%	18.17%	17.71%	10.23%	1.76%
Class C Shares at CDSC	34.12%	45.75%	18.17%	17.71%	10.23%
Class D Shares	35.74%	48.16%	19.19%	18.74%	11.20%	0.81%
Class I Shares	35.77%	48.23%	19.25%	18.82%	11.25%	0.76%
Class N Shares	35.83%	48.35%	19.35%	18.84%	11.23%	0.67%
Class S Shares	35.51%	47.62%	18.75%	18.33%	10.85%	1.18%
Class T Shares	35.68%	47.99%	19.07%	18.64%	11.15%	0.92%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	7.91%
MSCI All Country World Information Technology Index	31.73%	40.52%	21.75%	18.68%	8.67%
Morningstar Quartile - Class T Shares	-	1st	2nd	2nd	2nd
Morningstar Ranking - based on total returns for Technology Funds	-	61/267	78/205	64/174	31/91

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Janus Investment Fund	3

Janus Henderson Global Technology and Innovation Fund (unaudited)

Performance

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on January 27, 2017. Performance shown for periods prior to January 27, 2017, reflects the historical performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund's commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 31, 1998.

‡ As stated in the prospectus.  See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,356.30	$5.77	$1,000.00	$1,020.10	$4.95	0.98%
Class C Shares	$1,000.00	$1,351.20	$10.17	$1,000.00	$1,016.35	$8.72	1.73%
Class D Shares	$1,000.00	$1,357.40	$4.60	$1,000.00	$1,021.10	$3.94	0.78%
Class I Shares	$1,000.00	$1,357.70	$4.42	$1,000.00	$1,021.25	$3.79	0.75%
Class N Shares	$1,000.00	$1,358.30	$3.89	$1,000.00	$1,021.70	$3.34	0.66%
Class S Shares	$1,000.00	$1,355.10	$6.89	$1,000.00	$1,019.15	$5.91	1.17%
Class T Shares	$1,000.00	$1,356.80	$5.24	$1,000.00	$1,020.55	$4.50	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 96.8%
Aerospace & Defense – 0.5%
Axon Enterprise Inc*	110,809	$34,669,920
Automobiles – 0.1%
Tesla Inc*	39,408	6,927,532
Diversified Financial Services – 3.1%
Mastercard Inc - Class A	362,392	174,517,115
Visa Inc	103,202	28,801,614
		203,318,729
Electrical Equipment – 0.7%
Vertiv Holdings Co	581,760	47,512,339
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	570,141	65,765,764
Hotels, Restaurants & Leisure – 2.2%
Booking Holdings Inc	22,792	82,686,641
DoorDash Inc - Class A*	457,806	63,049,042
		145,735,683
Information Technology Services – 0.4%
GoDaddy Inc*	110,078	13,064,057
MongoDB Inc*	19,824	7,109,679
Snowflake Inc - Class A*	45,040	7,278,464
		27,452,200
Interactive Media & Services – 8.9%
Alphabet Inc - Class C*	1,404,055	213,781,414
Meta Platforms Inc - Class A	779,123	378,326,546
		592,107,960
Media – 0.2%
Trade Desk Inc*	181,492	15,866,031
Multiline Retail – 3.2%
Amazon.com Inc*	774,582	139,719,101
MercadoLibre Inc*	47,208	71,376,608
		211,095,709
Professional Services – 0.5%
Paylocity Holding Corp*	200,667	34,486,631
Real Estate Management & Development – 2.1%
CoStar Group Inc*	1,437,291	138,842,311
Road & Rail – 1.3%
Uber Technologies Inc*	1,083,180	83,394,028
Semiconductor & Semiconductor Equipment – 37.7%
Advanced Micro Devices Inc*	693,253	125,125,234
Analog Devices Inc	704,258	139,295,190
Applied Materials Inc	701,656	144,702,517
ASM International NV	46,216	28,211,981
ASML Holding NV	354,399	341,079,983
Astera Labs Inc*,#	210,827	15,641,255
BE Semiconductor Industries NV	94,192	14,417,765
Broadcom Inc	42,115	55,819,642
KLA Corp	217,320	151,813,232
Lam Research Corp	164,396	159,722,222
Lattice Semiconductor Corp*	324,587	25,392,441
Marvell Technology Inc	1,006,743	71,357,944
NVIDIA Corp	764,215	690,514,105
NXP Semiconductors NV	248,022	61,452,411
ON Semiconductor Corp*	603,152	44,361,830
Taiwan Semiconductor Manufacturing Co Ltd	14,560,000	349,916,870
Texas Instruments Inc	470,484	81,963,018
		2,500,787,640
Software – 29.0%
Adobe Inc*	143,372	72,345,511
Amplitude Inc - Class A*	668,277	7,270,854
Cadence Design Systems Inc*	406,144	126,424,504

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
CCC Intelligent Solutions Holdings Inc*	10,064,427	$120,370,547
Constellation Software Inc/Canada	75,012	204,920,555
Dynatrace Inc*	909,110	42,219,068
HashiCorp Inc - Class A*	734,487	19,794,425
HubSpot Inc*	14,913	9,343,889
Intuit Inc	28,102	18,266,300
Lumine Group Inc*	1,260,804	33,335,345
Microsoft Corp	1,683,079	708,104,997
Nice Ltd (ADR)*	218,208	56,869,369
Oracle Corp	1,019,860	128,104,615
Pagerduty Inc*	303,145	6,875,329
Procore Technologies Inc*	490,437	40,299,208
ServiceNow Inc*	71,835	54,767,004
Synopsys Inc*	173,152	98,956,368
Tyler Technologies Inc*	166,940	70,951,169
Workday Inc - Class A*	376,163	102,598,458
		1,921,817,515
Specialized Real Estate Investment Trusts (REITs) – 0.6%
Equinix Inc	49,765	41,072,548
Technology Hardware, Storage & Peripherals – 4.4%
Apple Inc	1,709,524	293,149,176
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	383,336	62,568,102
Total Common Stocks (cost $3,144,160,033)		6,426,569,818
Private Placements– 0.7%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	12,637,468
Software – 0.5%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - Preferred shares*,¢,§	546,008	26,099,182
Via Transportation Inc - private equity common shares*,¢,§	78,474	3,751,057
Via Transportation Inc - Series A*,¢,§	50,741	2,425,420
Via Transportation Inc - Series B*,¢,§	9,272	443,202
Via Transportation Inc - Series C*,¢,§	8,331	398,222
Via Transportation Inc - Series D*,¢,§	29,804	1,424,631
Via Transportation Inc - Series E*,¢,§	13,836	661,361
Via Transportation Inc - Series G-1*,¢,§	17,973	859,109
		36,062,184
Total Private Placements (cost $56,880,997)		48,699,652
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*	333,275	66,655
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢	75,723	6
Total Warrants (cost $986,182)		66,661
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $145,656,866)	145,627,741	145,656,866

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	3,237,235	$3,237,235
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$7,815,284	7,815,284
Total Investments Purchased with Cash Collateral from Securities Lending (cost $11,052,519)		11,052,519
Total Investments (total cost $3,358,736,597) – 99.9%		6,632,045,516
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		5,724,030
Net Assets – 100%		$6,637,769,546

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,531,850,379	83.4%
Netherlands	383,709,729	5.8
Taiwan	349,916,870	5.3
Canada	238,255,906	3.6
Argentina	71,376,608	1.1
Israel	56,869,369	0.8
Singapore	66,655	0.0

Total	$6,632,045,516	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$2,185,320	$(1,613)	$(14,139)	$145,656,866
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	53,256∆	-	-	3,237,235
Total Affiliated Investments - 2.3%	$2,238,576	$(1,613)	$(14,139)	$148,894,101

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	157,569,479	470,233,853	(482,130,714)	145,656,866
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	3,144,520	137,546,424	(137,453,709)	3,237,235

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$10,030,414	$—	$(10,030,414)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Technology and Innovation Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World Information Technology IndexSM	MSCI All Country World Information Technology IndexSM reflects the performance of information technology stocks from developed and emerging markets.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $48,699,658, which represents 0.7% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$13,821,757	$12,637,468	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	24,847,568	26,099,182	0.4
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	3,751,057	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	2,425,420	0.0
Via Transportation Inc - Series B	12/2/21	400,829	443,202	0.0
Via Transportation Inc - Series C	12/2/21	360,149	398,222	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	1,424,631	0.0
Via Transportation Inc - Series E	12/2/21	598,130	661,361	0.0
Via Transportation Inc - Series G-1	2/2/23	817,910	859,109	0.0
Total		$56,880,997	$48,699,652	0.7%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

10	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,426,569,818	$-	$-
Private Placements	-	-	48,699,652
Warrants	66,655	-	6
Investment Companies	-	145,656,866	-
Investments Purchased with Cash Collateral from Securities Lending	-	11,052,519	-
Total Assets	$6,426,636,473	$156,709,385	$48,699,658

Janus Investment Fund	11

Janus Henderson Global Technology and Innovation Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Assets:
Unaffiliated investments, at value (cost $3,209,842,496)(1)	$6,483,151,415
Affiliated investments, at value (cost $148,894,101)	148,894,101
Cash	221,105
Trustees' deferred compensation	183,728
Receivables:
Investments sold	49,704,951
Fund shares sold	2,987,753
Dividends	2,005,072
Dividends from affiliates	833,865
Foreign tax reclaims	4,834
Other assets	48,134
Total Assets	6,688,034,958
Liabilities:
Collateral for securities loaned (Note 2)	11,052,519
Payables:	—
Investments purchased	30,098,812
Fund shares repurchased	3,987,074
Advisory fees	3,585,460
Transfer agent fees and expenses	905,505
Trustees' deferred compensation fees	183,728
12b-1 Distribution and shareholder servicing fees	128,918
Professional fees	43,813
Custodian fees	35,503
Trustees' fees and expenses	28,440
Affiliated fund administration fees payable	14,006
Accrued expenses and other payables	201,634
Total Liabilities	50,265,412
Commitments and contingent liabilities (Note 3)
Net Assets	$6,637,769,546

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,071,157,928
Total distributable earnings (loss)	3,566,611,618
Total Net Assets	$6,637,769,546
Net Assets - Class A Shares	$288,233,727
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,912,689
Net Asset Value Per Share(2)	$58.67
Maximum Offering Price Per Share(3)	$62.25
Net Assets - Class C Shares	$72,535,258
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,477,022
Net Asset Value Per Share(2)	$49.11
Net Assets - Class D Shares	$3,245,555,333
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,031,346
Net Asset Value Per Share	$61.20
Net Assets - Class I Shares	$1,025,170,202
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,527,223
Net Asset Value Per Share	$62.03
Net Assets - Class N Shares	$256,442,532
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,182,682
Net Asset Value Per Share	$61.31
Net Assets - Class S Shares	$32,607,668
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	575,334
Net Asset Value Per Share	$56.68
Net Assets - Class T Shares	$1,717,224,826
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,450,244
Net Asset Value Per Share	$60.36

(1) Includes $10,030,414 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Technology and Innovation Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$15,912,958
Dividends from affiliates	2,185,320
Affiliated securities lending income, net	53,256
Unaffiliated securities lending income, net	17,572
Other income	11,609
Foreign tax withheld	(914,018)
Total Investment Income	17,266,697
Expenses:
Advisory fees	18,283,967
12b-1 Distribution and shareholder servicing fees:
Class A Shares	309,481
Class C Shares	320,400
Class S Shares	35,261
Transfer agent administrative fees and expenses:
Class D Shares	1,593,063
Class S Shares	35,261
Class T Shares	1,850,519
Transfer agent networking and omnibus fees:
Class A Shares	85,433
Class C Shares	23,439
Class I Shares	381,758
Other transfer agent fees and expenses:
Class A Shares	6,347
Class C Shares	1,298
Class D Shares	129,753
Class I Shares	20,174
Class N Shares	3,985
Class S Shares	128
Class T Shares	6,151
Shareholder reports expense	120,618
Registration fees	79,012
Affiliated fund administration fees	71,422
Custodian fees	70,082
Trustees’ fees and expenses	59,743
Professional fees	45,821
Other expenses	191,012
Total Expenses	23,724,128
Less: Excess Expense Reimbursement and Waivers	(86,933)
Net Expenses	23,637,195
Net Investment Income/(Loss)	(6,370,498)

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$316,301,350
Investments in affiliates	(1,613)
Total Net Realized Gain/(Loss) on Investments	316,299,737
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	1,439,680,413
Investments in affiliates	(14,139)
Total Change in Unrealized Net Appreciation/Depreciation	1,439,666,274
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,749,595,513

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Technology and Innovation Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$(6,370,498)	$(6,813,855)
Net realized gain/(loss) on investments	316,299,737	64,716,646
Change in unrealized net appreciation/depreciation	1,439,666,274	1,344,894,854
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,749,595,513	1,402,797,645
Dividends and Distributions to Shareholders:
Class A Shares	(1,980,490)	—
Class C Shares	(607,848)	—
Class D Shares	(21,279,163)	—
Class I Shares	(6,773,290)	—
Class N Shares	(1,560,100)	—
Class S Shares	(243,994)	—
Class T Shares	(11,503,625)	—
Net Decrease from Dividends and Distributions to Shareholders	(43,948,510)	—
Capital Share Transactions:
Class A Shares	834,006	(30,643,810)
Class C Shares	(2,240,479)	(11,136,999)
Class D Shares	9,815,928	(63,266,072)
Class I Shares	(15,910,248)	(98,704,511)
Class N Shares	20,090,041	13,296,296
Class S Shares	577,318	(903,037)
Class T Shares	(14,627,858)	(128,748,639)
Net Increase/(Decrease) from Capital Share Transactions	(1,461,292)	(320,106,772)
Net Increase/(Decrease) in Net Assets	1,704,185,711	1,082,690,873
Net Assets:
Beginning of period	4,933,583,835	3,850,892,962
End of period	$6,637,769,546	$4,933,583,835

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$43.62	$31.58	$59.21	$50.45	$36.72	$36.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.12)	(0.22)	(0.27)	(0.11)	(0.05)
Net realized and unrealized gain/(loss)	15.55	12.16	(18.76)	13.83	17.17	2.33
Total from Investment Operations	15.45	12.04	(18.98)	13.56	17.06	2.28
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—(2)
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Net Asset Value, End of Period	$58.67	$43.62	$31.58	$59.21	$50.45	$36.72
Total Return*	35.63%	38.13%	(37.50)%	28.19%	49.64%	7.70%
Net Assets, End of Period (in thousands)	$288,234	$213,742	$182,141	$319,194	$252,037	$172,237
Average Net Assets for the Period (in thousands)	$248,749	$199,763	$260,997	$299,780	$204,220	$151,979
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	1.00%	0.99%	0.98%	0.99%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.00%	0.99%	0.98%	0.99%	1.01%
Ratio of Net Investment Income/(Loss)	(0.38)%	(0.31)%	(0.49)%	(0.47)%	(0.26)%	(0.14)%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.71	$26.76	$51.77	$44.91	$33.24	$33.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.24)	(0.33)	(0.42)	(0.56)	(0.36)	(0.26)
Net realized and unrealized gain/(loss)	13.04	10.28	(15.94)	12.22	15.36	2.08
Total from Investment Operations	12.80	9.95	(16.36)	11.66	15.00	1.82
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Net Asset Value, End of Period	$49.11	$36.71	$26.76	$51.77	$44.91	$33.24
Total Return*	35.12%	37.18%	(37.88)%	27.37%	48.56%	6.97%
Net Assets, End of Period (in thousands)	$72,535	$56,246	$50,614	$101,860	$89,141	$64,636
Average Net Assets for the Period (in thousands)	$63,827	$54,709	$79,418	$98,033	$75,085	$66,888
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.73%	1.68%	1.58%	1.64%	1.69%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.73%	1.68%	1.58%	1.64%	1.69%	1.70%
Ratio of Net Investment Income/(Loss)	(1.13)%	(0.99)%	(1.09)%	(1.13)%	(0.96)%	(0.85)%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.44	$32.83	$61.11	$51.89	$37.62	$37.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.05)	(0.14)	(0.16)	(0.03)	0.01
Net realized and unrealized gain/(loss)	16.21	12.66	(19.49)	14.23	17.63	2.40
Total from Investment Operations	16.16	12.61	(19.63)	14.07	17.60	2.41
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.05)	—	(0.04)
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.85)	(3.33)	(1.93)
Net Asset Value, End of Period	$61.20	$45.44	$32.83	$61.11	$51.89	$37.62
Total Return*	35.77%	38.41%	(37.39)%	28.43%	49.90%	7.91%
Net Assets, End of Period (in thousands)	$3,245,555	$2,401,660	$1,794,752	$3,058,182	$2,426,380	$1,603,112
Average Net Assets for the Period (in thousands)	$2,803,604	$2,164,470	$2,524,660	$2,878,436	$1,911,725	$1,501,953
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.80%	0.80%	0.79%	0.80%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.80%	0.80%	0.79%	0.80%	0.83%
Ratio of Net Investment Income/(Loss)	(0.18)%	(0.11)%	(0.30)%	(0.29)%	(0.08)%	0.03%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$46.05	$33.25	$61.76	$52.40	$37.94	$37.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.03)	(0.12)	(0.14)	(0.01)	0.04
Net realized and unrealized gain/(loss)	16.42	12.83	(19.74)	14.38	17.80	2.41
Total from Investment Operations	16.38	12.80	(19.86)	14.24	17.79	2.45
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.08)	—	(0.07)
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.88)	(3.33)	(1.96)
Net Asset Value, End of Period	$62.03	$46.05	$33.25	$61.76	$52.40	$37.94
Total Return*	35.77%	38.50%	(37.36)%	28.48%	49.99%	7.97%
Net Assets, End of Period (in thousands)	$1,025,170	$773,769	$644,388	$1,189,917	$890,656	$418,834
Average Net Assets for the Period (in thousands)	$897,892	$724,972	$944,382	$1,074,031	$606,085	$356,404
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.76%	0.76%	0.75%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.76%	0.76%	0.75%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	(0.15)%	(0.07)%	(0.26)%	(0.24)%	(0.02)%	0.11%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.50	$32.83	$61.03	$51.81	$37.52	$37.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.01	(0.08)	(0.09)	0.02	0.07
Net realized and unrealized gain/(loss)	16.23	12.66	(19.47)	14.21	17.60	2.37
Total from Investment Operations	16.21	12.67	(19.55)	14.12	17.62	2.44
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.10)	—	(0.08)
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.90)	(3.33)	(1.97)
Net Asset Value, End of Period	$61.31	$45.50	$32.83	$61.03	$51.81	$37.52
Total Return*	35.83%	38.59%	(37.29)%	28.59%	50.10%	8.06%
Net Assets, End of Period (in thousands)	$256,443	$173,761	$115,297	$175,740	$117,541	$41,043
Average Net Assets for the Period (in thousands)	$210,760	$148,567	$155,684	$158,218	$70,265	$28,002
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.67%	0.67%	0.67%	0.67%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.67%	0.67%	0.67%	0.67%	0.69%
Ratio of Net Investment Income/(Loss)	(0.06)%	0.01%	(0.17)%	(0.16)%	0.06%	0.19%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.19	$30.59	$57.73	$49.38	$36.07	$35.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	(0.18)	(0.29)	(0.36)	(0.19)	(0.12)
Net realized and unrealized gain/(loss)	15.03	11.78	(18.20)	13.51	16.83	2.29
Total from Investment Operations	14.89	11.60	(18.49)	13.15	16.64	2.17
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Net Asset Value, End of Period	$56.68	$42.19	$30.59	$57.73	$49.38	$36.07
Total Return*	35.51%	37.92%	(37.63)%	27.95%	49.35%	7.49%
Net Assets, End of Period (in thousands)	$32,608	$23,734	$17,985	$27,069	$21,002	$9,084
Average Net Assets for the Period (in thousands)	$28,338	$21,555	$26,676	$25,961	$14,529	$7,654
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.18%	1.18%	1.17%	1.19%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.18%	1.17%	1.17%	1.18%	1.22%
Ratio of Net Investment Income/(Loss)	(0.57)%	(0.48)%	(0.68)%	(0.66)%	(0.46)%	(0.35)%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$44.85	$32.43	$60.53	$51.47	$37.37	$36.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.09)	(0.19)	(0.23)	(0.08)	(0.02)
Net realized and unrealized gain/(loss)	15.99	12.51	(19.26)	14.11	17.51	2.39
Total from Investment Operations	15.91	12.42	(19.45)	13.88	17.43	2.37
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.02)	—	(0.02)
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)	(1.89)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.82)	(3.33)	(1.91)
Net Asset Value, End of Period	$60.36	$44.85	$32.43	$60.53	$51.47	$37.37
Total Return*	35.68%	38.30%	(37.45)%	28.26%	49.77%	7.82%
Net Assets, End of Period (in thousands)	$1,717,225	$1,290,671	$1,045,715	$1,958,570	$1,601,653	$936,931
Average Net Assets for the Period (in thousands)	$1,487,448	$1,200,202	$1,554,115	$1,860,359	$1,210,097	$869,267
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.92%	0.91%	0.91%	0.92%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.90%	0.90%	0.91%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	(0.29)%	(0.21)%	(0.41)%	(0.40)%	(0.18)%	(0.06)%
Portfolio Turnover Rate	15%	43%	47%	43%	37%	36%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Technology and Innovation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

24	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	25

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $6 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current period and other significant observable inputs at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

26	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and

Janus Investment Fund	27

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition

28	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Janus Investment Fund	29

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $10,030,414. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $11,052,519, resulting in the net amount due to the counterparty of $1,022,105.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.71% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

30	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $30,906.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

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Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $1,070.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,360,555,677	$3,288,986,640	$(17,496,801)	$ 3,271,489,839

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	407,217	$ 21,011,098	436,382	$ 17,488,428
Reinvested dividends and distributions	35,516	1,708,655	-	-
Shares repurchased	(429,721)	(21,885,747)	(1,304,998)	(48,132,238)
Net Increase/(Decrease)	13,012	$ 834,006	(868,616)	$ (30,643,810)
Class C Shares:
Shares sold	109,268	$ 4,767,133	154,282	$ 5,151,176
Reinvested dividends and distributions	14,186	572,541	-	-
Shares repurchased	(178,521)	(7,580,153)	(513,935)	(16,288,175)
Net Increase/(Decrease)	(55,067)	$ (2,240,479)	(359,653)	$ (11,136,999)
Class D Shares:
Shares sold	2,345,341	$125,855,727	3,313,443	$ 140,177,494
Reinvested dividends and distributions	410,049	20,563,943	-	-
Shares repurchased	(2,571,748)	(136,603,742)	(5,132,227)	(203,443,566)
Net Increase/(Decrease)	183,642	$ 9,815,928	(1,818,784)	$ (63,266,072)
Class I Shares:
Shares sold	2,410,807	$129,963,946	4,403,666	$ 178,894,447
Reinvested dividends and distributions	123,860	6,295,790	-	-
Shares repurchased	(2,811,602)	(152,169,984)	(6,978,731)	(277,598,958)
Net Increase/(Decrease)	(276,935)	$(15,910,248)	(2,575,065)	$ (98,704,511)
Class N Shares:
Shares sold	879,763	$ 47,075,523	1,753,124	$ 71,527,802
Reinvested dividends and distributions	30,486	1,530,987	-	-
Shares repurchased	(546,662)	(28,516,469)	(1,446,362)	(58,231,506)
Net Increase/(Decrease)	363,587	$ 20,090,041	306,762	$ 13,296,296
Class S Shares:
Shares sold	162,144	$ 7,902,851	222,072	$ 8,436,393
Reinvested dividends and distributions	5,247	243,994	-	-
Shares repurchased	(154,599)	(7,569,527)	(247,392)	(9,339,430)
Net Increase/(Decrease)	12,792	$ 577,318	(25,320)	$ (903,037)
Class T Shares:
Shares sold	1,966,995	$106,164,582	2,549,081	$ 102,982,215
Reinvested dividends and distributions	227,758	11,269,441	-	-
Shares repurchased	(2,522,633)	(132,061,881)	(6,013,420)	(231,730,854)
Net Increase/(Decrease)	(327,880)	$(14,627,858)	(3,464,339)	$(128,748,639)

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Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$866,409,540	$ 940,232,087	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Global Technology and Innovation Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Global Technology and Innovation Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Global Technology and Innovation Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

48	MARCH 31, 2024

Janus Henderson Global Technology and Innovation Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93047 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Growth and Income Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Growth and Income Fund

Jeremiah Buckley portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Growth and Income Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
KLA Corp	4.05%	0.99%	Meta Platforms Inc - Class A	0.42%	-0.76%
American Express Co	2.76%	0.67%	Comcast Corp - Class A	2.23%	-0.51%
Apple Inc	5.43%	0.42%	UnitedHealth Group Inc	3.09%	-0.49%
Microsoft Corp	10.84%	0.35%	NIKE Inc - Class B	1.97%	-0.43%
Lam Research Corp	1.33%	0.34%	Accenture PLC	4.68%	-0.40%

	5 Top Contributors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Utilities	0.24%	0.00%	2.30%
	Real Estate	0.12%	0.00%	2.38%
	Materials	0.01%	1.43%	2.36%
	Financials	0.01%	13.91%	12.88%
	Other**	-0.03%	0.14%	0.00%

	5 Top Detractors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Information Technology	-1.82%	35.04%	29.09%
	Industrials	-1.08%	10.36%	8.53%
	Communication Services	-1.04%	2.83%	8.83%
	Consumer Discretionary	-0.64%	10.83%	10.60%
	Consumer Staples	-0.18%	6.79%	6.20%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Growth and Income Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	10.9%
KLA Corp
Semiconductor & Semiconductor Equipment	4.6%
Accenture PLC
Information Technology Services	4.4%
Apple Inc
Technology Hardware, Storage & Peripherals	4.1%
American Express Co
Consumer Finance	3.2%
27.2%

Asset Allocation - (% of Net Assets)
Common Stocks	100.0%
Investment Companies	0.1%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Growth and Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	18.36%	20.30%	11.80%	11.38%	10.83%	1.01%	1.01%
Class A Shares at MOP	11.55%	13.38%	10.49%	10.72%	10.63%
Class C Shares at NAV	17.96%	19.55%	11.08%	10.61%	10.08%	1.69%	1.68%
Class C Shares at CDSC	16.96%	18.55%	11.08%	10.61%	10.08%
Class D Shares	18.49%	20.60%	12.08%	11.61%	10.95%	0.75%	0.75%
Class I Shares	18.52%	20.66%	12.13%	11.68%	10.99%	0.70%	0.70%
Class N Shares	18.57%	20.76%	12.22%	11.68%	10.96%	0.63%	0.62%
Class R Shares	18.11%	19.82%	11.35%	10.91%	10.40%	1.42%	1.37%
Class S Shares	18.28%	20.16%	11.66%	11.21%	10.66%	1.14%	1.12%
Class T Shares	18.45%	20.50%	11.96%	11.51%	10.91%	0.87%	0.87%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	10.60%
Morningstar Quartile - Class T Shares	-	4th	4th	3rd	1st
Morningstar Ranking - based on total returns for Large Blend Funds	-	1,248/1,434	1,037/1,232	572/1,066	35/318

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Growth and Income Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – May 15, 1991

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Growth and Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,183.60	$5.46	$1,000.00	$1,020.00	$5.05	1.00%
Class C Shares	$1,000.00	$1,179.60	$8.94	$1,000.00	$1,016.80	$8.27	1.64%
Class D Shares	$1,000.00	$1,184.90	$4.04	$1,000.00	$1,021.30	$3.74	0.74%
Class I Shares	$1,000.00	$1,185.20	$3.82	$1,000.00	$1,021.50	$3.54	0.70%
Class N Shares	$1,000.00	$1,185.70	$3.39	$1,000.00	$1,021.90	$3.13	0.62%
Class R Shares	$1,000.00	$1,181.10	$7.63	$1,000.00	$1,018.00	$7.06	1.40%
Class S Shares	$1,000.00	$1,182.80	$6.11	$1,000.00	$1,019.40	$5.65	1.12%
Class T Shares	$1,000.00	$1,184.50	$4.64	$1,000.00	$1,020.75	$4.29	0.85%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 100.0%
Aerospace & Defense – 1.3%
General Dynamics Corp	323,857	$91,486,364
Air Freight & Logistics – 0.8%
United Parcel Service Inc	373,537	55,518,804
Banks – 3.1%
JPMorgan Chase & Co	1,135,321	227,404,796
Beverages – 1.6%
Brown-Forman Corp	1,067,491	55,103,885
Constellation Brands Inc - Class A	216,265	58,772,176
		113,876,061
Biotechnology – 3.0%
AbbVie Inc	640,517	116,638,146
Amgen Inc	122,675	34,878,956
Gilead Sciences Inc	898,448	65,811,316
		217,328,418
Building Products – 0.9%
Trane Technologies PLC	213,927	64,220,885
Capital Markets – 4.1%
Charles Schwab Corp	824,720	59,660,245
CME Group Inc	601,483	129,493,275
Morgan Stanley	1,207,785	113,725,036
		302,878,556
Chemicals – 1.3%
Corteva Inc	762,772	43,989,061
Sherwin-Williams Co	138,002	47,932,235
		91,921,296
Commercial Services & Supplies – 0.9%
Waste Management Inc	295,326	62,948,737
Communications Equipment – 0.3%
Motorola Solutions Inc	68,795	24,420,849
Consumer Finance – 3.2%
American Express Co	1,029,654	234,441,919
Diversified Financial Services – 3.1%
Visa Inc	807,642	225,396,729
Electrical Equipment – 0.7%
Rockwell Automation Inc	187,351	54,580,967
Energy Equipment & Services – 0.8%
Schlumberger Ltd	1,004,557	55,059,769
Entertainment – 0.8%
Walt Disney Co	477,301	58,402,550
Food & Staples Retailing – 1.7%
Costco Wholesale Corp	73,351	53,739,143
Sysco Corp	837,750	68,008,545
		121,747,688
Food Products – 1.1%
Hershey Co	421,374	81,957,243
Health Care Equipment & Supplies – 4.1%
Abbott Laboratories	1,226,487	139,402,513
Medtronic PLC	1,184,394	103,219,937
Stryker Corp	166,900	59,728,503
		302,350,953
Health Care Providers & Services – 3.6%
HCA Healthcare Inc	195,199	65,104,723
UnitedHealth Group Inc	402,099	198,918,375
		264,023,098
Hotels, Restaurants & Leisure – 6.5%
Booking Holdings Inc	20,618	74,799,630
Marriott International Inc/MD - Class A	459,694	115,985,393
McDonald's Corp	567,964	160,137,450

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
Starbucks Corp	1,334,439	$121,954,380
		472,876,853
Household Products – 1.8%
Procter & Gamble Co	818,092	132,735,427
Industrial Conglomerates – 1.5%
Honeywell International Inc	533,199	109,439,095
Information Technology Services – 5.6%
Accenture PLC	931,006	322,695,990
International Business Machines Corp	459,883	87,819,258
		410,515,248
Insurance – 1.1%
Marsh & McLennan Cos Inc	376,780	77,609,144
Interactive Media & Services – 1.7%
Meta Platforms Inc - Class A	255,062	123,853,006
Life Sciences Tools & Services – 0.8%
Danaher Corp	242,161	60,472,445
Machinery – 1.8%
Deere & Co	328,776	135,041,454
Media – 1.6%
Comcast Corp - Class A	2,719,686	117,898,388
Oil, Gas & Consumable Fuels – 2.2%
Chevron Corp	660,704	104,219,449
ConocoPhillips	458,263	58,327,715
		162,547,164
Pharmaceuticals – 4.1%
Eli Lilly & Co	181,243	140,999,804
Merck & Co Inc	788,845	104,088,098
Zoetis Inc	343,110	58,057,643
		303,145,545
Professional Services – 2.3%
Automatic Data Processing Inc	455,912	113,859,463
Booz Allen Hamilton Holding Corp	380,748	56,518,233
		170,377,696
Semiconductor & Semiconductor Equipment – 10.4%
Analog Devices Inc	272,005	53,799,869
Broadcom Inc	70,555	93,514,303
KLA Corp	478,160	334,028,231
Lam Research Corp	122,291	118,814,267
Texas Instruments Inc	935,627	162,995,580
		763,152,250
Software – 13.7%
Intuit Inc	109,447	71,140,550
Microsoft Corp	1,885,238	793,157,331
Oracle Corp	1,073,251	134,811,058
		999,108,939
Specialty Retail – 2.7%
Home Depot Inc	296,002	113,546,367
TJX Cos Inc	797,387	80,870,990
		194,417,357
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc	1,730,341	296,718,875
Textiles, Apparel & Luxury Goods – 1.7%
NIKE Inc - Class B	1,298,141	121,999,291
Total Common Stocks (cost $3,628,885,355)		7,301,873,859

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $9,001,573)	8,999,773	$9,001,573
Total Investments (total cost $3,637,886,928) – 100.1%		7,310,875,432
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(4,803,847)
Net Assets – 100%		$7,306,071,585

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$63,256	$-	$(394)	$9,001,573

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	3,943,103	81,100,902	(76,042,038)	9,001,573

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$7,301,873,859	$-	$-
Investment Companies	-	9,001,573	-
Total Assets	$7,301,873,859	$9,001,573	$-

Janus Investment Fund	9

Janus Henderson Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $3,628,885,355)	$7,301,873,859
Affiliated investments, at value (cost $9,001,573)	9,001,573
Cash	990,344
Trustees' deferred compensation	201,716
Receivables:
Dividends	3,846,502
Fund shares sold	1,574,899
Dividends from affiliates	18,718
Other assets	39,194
Total Assets	7,317,546,805
Liabilities:
Payables:	—
Fund shares repurchased	5,355,923
Advisory fees	3,676,035
Transfer agent fees and expenses	1,050,795
Dividends	804,461
Trustees' deferred compensation fees	201,716
12b-1 Distribution and shareholder servicing fees	64,266
Professional fees	42,758
Trustees' fees and expenses	35,843
Affiliated fund administration fees payable	15,385
Custodian fees	5,501
Accrued expenses and other payables	222,537
Total Liabilities	11,475,220
Commitments and contingent liabilities (Note 3)
Net Assets	$7,306,071,585

See Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,396,377,880
Total distributable earnings (loss)	3,909,693,705
Total Net Assets	$7,306,071,585
Net Assets - Class A Shares	$97,250,967
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,323,388
Net Asset Value Per Share(1)	$73.49
Maximum Offering Price Per Share(2)	$77.97
Net Assets - Class C Shares	$44,986,295
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	623,926
Net Asset Value Per Share(1)	$72.10
Net Assets - Class D Shares	$4,577,166,538
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	62,151,901
Net Asset Value Per Share	$73.64
Net Assets - Class I Shares	$401,266,709
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,445,197
Net Asset Value Per Share	$73.69
Net Assets - Class N Shares	$77,746,248
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,057,023
Net Asset Value Per Share	$73.55
Net Assets - Class R Shares	$5,402,758
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	74,125
Net Asset Value Per Share	$72.89
Net Assets - Class S Shares	$14,705,710
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	200,188
Net Asset Value Per Share	$73.46
Net Assets - Class T Shares	$2,087,546,360
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,379,449
Net Asset Value Per Share	$73.56

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Growth and Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$66,169,736
Dividends from affiliates	63,256
Other income	14,213
Total Investment Income	66,247,205
Expenses:
Advisory fees	20,525,223
12b-1 Distribution and shareholder servicing fees:
Class A Shares	110,634
Class C Shares	208,994
Class R Shares	13,070
Class S Shares	16,846
Transfer agent administrative fees and expenses:
Class D Shares	2,439,282
Class R Shares	6,568
Class S Shares	16,839
Class T Shares	2,458,034
Transfer agent networking and omnibus fees:
Class A Shares	57,378
Class C Shares	13,398
Class I Shares	153,774
Other transfer agent fees and expenses:
Class A Shares	2,282
Class C Shares	887
Class D Shares	194,051
Class I Shares	8,694
Class N Shares	1,524
Class R Shares	82
Class S Shares	117
Class T Shares	8,087
Shareholder reports expense	160,799
Registration fees	98,592
Affiliated fund administration fees	85,522
Trustees’ fees and expenses	72,888
Custodian fees	67,343
Professional fees	47,621
Other expenses	201,318
Total Expenses	26,969,847
Less: Excess Expense Reimbursement and Waivers	(189,801)
Net Expenses	26,780,046
Net Investment Income/(Loss)	39,467,159

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments	$310,146,771
Total Net Realized Gain/(Loss) on Investments	310,146,771
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees’ deferred compensation	813,504,247
Investments in affiliates	(394)
Total Change in Unrealized Net Appreciation/Depreciation	813,503,853
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,163,117,783

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Growth and Income Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$39,467,159	$77,887,516
Net realized gain/(loss) on investments	310,146,771	388,859,279
Change in unrealized net appreciation/depreciation	813,503,853	606,945,185
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,163,117,783	1,073,691,980
Dividends and Distributions to Shareholders:
Class A Shares	(5,936,663)	(4,820,669)
Class C Shares	(2,993,421)	(2,515,368)
Class D Shares	(299,776,106)	(248,798,148)
Class I Shares	(27,197,294)	(23,560,589)
Class N Shares	(5,744,442)	(4,208,965)
Class R Shares	(365,197)	(335,210)
Class S Shares	(912,156)	(776,458)
Class T Shares	(138,262,738)	(116,499,325)
Net Decrease from Dividends and Distributions to Shareholders	(481,188,017)	(401,514,732)
Capital Share Transactions:
Class A Shares	6,411,408	1,853,572
Class C Shares	(1,185,254)	(2,809,521)
Class D Shares	169,839,645	36,377,473
Class I Shares	(10,501,874)	(10,138,589)
Class N Shares	(9,018,730)	26,245,479
Class R Shares	(346,261)	(899,708)
Class S Shares	563,175	(631,186)
Class T Shares	36,696,931	(25,346,584)
Net Increase/(Decrease) from Capital Share Transactions	192,459,040	24,650,936
Net Increase/(Decrease) in Net Assets	874,388,806	696,828,184
Net Assets:
Beginning of period	6,431,682,779	5,734,854,595
End of period	$7,306,071,585	$6,431,682,779

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.68	$59.86	$73.95	$59.77	$58.49	$59.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32	0.65	0.55	0.49	0.80	1.00
Net realized and unrealized gain/(loss)	11.46	10.25	(10.31)	16.06	2.53	2.27
Total from Investment Operations	11.78	10.90	(9.76)	16.55	3.33	3.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.66)	(0.57)	(0.51)	(0.83)	(1.01)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(4.97)	(4.08)	(4.33)	(2.37)	(2.05)	(3.98)
Net Asset Value, End of Period	$73.49	$66.68	$59.86	$73.95	$59.77	$58.49
Total Return*	18.36%	18.62%	(14.38)%	28.28%	5.81%	6.53%
Net Assets, End of Period (in thousands)	$97,251	$81,967	$71,633	$91,735	$80,310	$88,445
Average Net Assets for the Period (in thousands)	$88,957	$81,344	$90,358	$88,624	$80,441	$64,525
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	1.01%	1.01%	1.01%	0.99%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.01%	1.01%	1.01%	0.99%	0.95%
Ratio of Net Investment Income/(Loss)	0.92%	0.98%	0.77%	0.71%	1.41%	1.79%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Growth and Income Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$65.52	$58.87	$72.81	$58.90	$57.68	$58.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.24	0.10	0.05	0.43	0.56
Net realized and unrealized gain/(loss)	11.23	10.08	(10.13)	15.82	2.49	2.26
Total from Investment Operations	11.33	10.32	(10.03)	15.87	2.92	2.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.25)	(0.15)	(0.10)	(0.48)	(0.63)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(4.75)	(3.67)	(3.91)	(1.96)	(1.70)	(3.60)
Net Asset Value, End of Period	$72.10	$65.52	$58.87	$72.81	$58.90	$57.68
Total Return*	17.96%	17.91%	(14.93)%	27.48%	5.12%	5.75%
Net Assets, End of Period (in thousands)	$44,986	$41,905	$40,161	$53,156	$49,982	$59,591
Average Net Assets for the Period (in thousands)	$43,863	$43,861	$50,122	$53,200	$55,935	$42,229
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.63%	1.64%	1.65%	1.64%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.64%	1.63%	1.64%	1.65%	1.64%	1.69%
Ratio of Net Investment Income/(Loss)	0.29%	0.36%	0.15%	0.08%	0.77%	1.02%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.82	$59.97	$74.09	$59.87	$58.58	$59.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41	0.83	0.74	0.67	0.93	1.09
Net realized and unrealized gain/(loss)	11.47	10.28	(10.34)	16.11	2.54	2.28
Total from Investment Operations	11.88	11.11	(9.60)	16.78	3.47	3.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)	(0.84)	(0.76)	(0.70)	(0.96)	(1.09)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(5.06)	(4.26)	(4.52)	(2.56)	(2.18)	(4.06)
Net Asset Value, End of Period	$73.64	$66.82	$59.97	$74.09	$59.87	$58.58
Total Return*	18.49%	18.94%	(14.17)%	28.63%	6.07%	6.71%
Net Assets, End of Period (in thousands)	$4,577,167	$3,980,874	$3,529,397	$4,284,567	$3,506,038	$3,546,939
Average Net Assets for the Period (in thousands)	$4,290,467	$4,003,145	$4,238,795	$4,038,177	$3,410,901	$3,396,252
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.75%	0.75%	0.75%	0.76%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.75%	0.75%	0.75%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	1.18%	1.24%	1.04%	0.97%	1.64%	1.95%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Growth and Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.86	$60.00	$74.12	$59.90	$58.61	$59.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.86	0.78	0.71	0.97	1.13
Net realized and unrealized gain/(loss)	11.48	10.29	(10.35)	16.10	2.52	2.29
Total from Investment Operations	11.91	11.15	(9.57)	16.81	3.49	3.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.87)	(0.79)	(0.73)	(0.98)	(1.13)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(5.08)	(4.29)	(4.55)	(2.59)	(2.20)	(4.10)
Net Asset Value, End of Period	$73.69	$66.86	$60.00	$74.12	$59.90	$58.61
Total Return*	18.52%	19.01%	(14.12)%	28.68%	6.11%	6.80%
Net Assets, End of Period (in thousands)	$401,267	$374,459	$344,524	$458,387	$429,567	$537,792
Average Net Assets for the Period (in thousands)	$379,326	$375,504	$425,515	$443,087	$500,070	$359,418
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.70%	0.70%	0.70%	0.71%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.70%	0.70%	0.71%	0.71%
Ratio of Net Investment Income/(Loss)	1.23%	1.29%	1.08%	1.03%	1.70%	2.02%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.74	$59.90	$74.01	$59.80	$58.52	$59.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.89	0.84	0.76	1.00	1.14
Net realized and unrealized gain/(loss)	11.46	10.29	(10.35)	16.09	2.53	2.30
Total from Investment Operations	11.92	11.18	(9.51)	16.85	3.53	3.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.92)	(0.84)	(0.78)	(1.03)	(1.17)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(5.11)	(4.34)	(4.60)	(2.64)	(2.25)	(4.14)
Net Asset Value, End of Period	$73.55	$66.74	$59.90	$74.01	$59.80	$58.52
Total Return*	18.57%	19.10%	(14.06)%	28.81%	6.20%	6.85%
Net Assets, End of Period (in thousands)	$77,746	$79,133	$47,906	$73,167	$55,506	$40,399
Average Net Assets for the Period (in thousands)	$78,952	$66,259	$73,633	$65,537	$50,678	$17,524
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.63%	0.63%	0.62%	0.63%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.63%	0.63%	0.62%	0.63%	0.64%
Ratio of Net Investment Income/(Loss)	1.32%	1.34%	1.17%	1.09%	1.76%	2.04%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Growth and Income Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.18	$59.42	$73.44	$59.35	$58.10	$58.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.39	0.27	0.23	0.57	0.72
Net realized and unrealized gain/(loss)	11.35	10.17	(10.23)	15.95	2.51	2.27
Total from Investment Operations	11.54	10.56	(9.96)	16.18	3.08	2.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.38)	(0.30)	(0.23)	(0.61)	(0.78)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(4.83)	(3.80)	(4.06)	(2.09)	(1.83)	(3.75)
Net Asset Value, End of Period	$72.89	$66.18	$59.42	$73.44	$59.35	$58.10
Total Return*	18.11%	18.15%	(14.72)%	27.82%	5.38%	6.03%
Net Assets, End of Period (in thousands)	$5,403	$5,231	$5,477	$7,329	$8,023	$7,760
Average Net Assets for the Period (in thousands)	$5,283	$5,805	$6,786	$8,987	$8,032	$6,321
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.42%	1.42%	1.40%	1.39%	1.40%	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.42%	1.40%	1.39%	1.40%	1.42%
Ratio of Net Investment Income/(Loss)	0.53%	0.58%	0.38%	0.34%	1.00%	1.30%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.66	$59.83	$73.92	$59.74	$58.47	$59.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.58	0.46	0.42	0.72	0.89
Net realized and unrealized gain/(loss)	11.45	10.25	(10.31)	16.05	2.53	2.28
Total from Investment Operations	11.73	10.83	(9.85)	16.47	3.25	3.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.58)	(0.48)	(0.43)	(0.76)	(0.90)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(4.93)	(4.00)	(4.24)	(2.29)	(1.98)	(3.87)
Net Asset Value, End of Period	$73.46	$66.66	$59.83	$73.92	$59.74	$58.47
Total Return*	18.28%	18.51%	(14.49)%	28.15%	5.67%	6.34%
Net Assets, End of Period (in thousands)	$14,706	$12,791	$12,049	$23,935	$22,870	$24,559
Average Net Assets for the Period (in thousands)	$13,541	$12,949	$19,602	$23,621	$23,489	$22,203
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.14%	1.13%	1.13%	1.13%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.12%	1.12%	1.12%	1.13%	1.12%
Ratio of Net Investment Income/(Loss)	0.81%	0.87%	0.63%	0.61%	1.28%	1.59%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Growth and Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$66.75	$59.90	$74.01	$59.81	$58.53	$59.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.38	0.76	0.67	0.60	0.88	1.04
Net realized and unrealized gain/(loss)	11.46	10.28	(10.34)	16.08	2.52	2.28
Total from Investment Operations	11.84	11.04	(9.67)	16.68	3.40	3.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.77)	(0.68)	(0.62)	(0.90)	(1.04)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)	(2.97)
Total Dividends and Distributions	(5.03)	(4.19)	(4.44)	(2.48)	(2.12)	(4.01)
Net Asset Value, End of Period	$73.56	$66.75	$59.90	$74.01	$59.81	$58.53
Total Return*	18.43%	18.84%	(14.26)%	28.49%	5.95%	6.62%
Net Assets, End of Period (in thousands)	$2,087,546	$1,855,322	$1,683,707	$2,108,286	$1,805,935	$1,996,900
Average Net Assets for the Period (in thousands)	$1,976,604	$1,886,917	$2,048,237	$2,025,668	$1,863,456	$1,852,659
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.85%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	1.08%	1.14%	0.93%	0.87%	1.54%	1.86%
Portfolio Turnover Rate	10%	22%	17%	11%	24%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	23

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

24	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	25

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance

26	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.62% for at least a one-year period commencing on January 26, 2024. The previous expense limit (for the one-year period commencing January 27, 2023) was 0.67%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the

Janus Investment Fund	27

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Reordering IAA Comps to match JHI requestClass D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares’ average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $9,541.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $349.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash

28	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	35	-*
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

* Less than 0.50%

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,639,388,064	$3,701,162,097	$(29,674,729)	$ 3,671,487,368

Janus Investment Fund	29

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	223,060	$ 15,546,388	282,167	$ 18,662,811
Reinvested dividends and distributions	70,608	4,761,363	60,259	3,821,499
Shares repurchased	(199,451)	(13,896,343)	(310,020)	(20,630,738)
Net Increase/(Decrease)	94,217	$ 6,411,408	32,406	$ 1,853,572
Class C Shares:
Shares sold	40,041	$ 2,729,223	90,885	$ 5,954,450
Reinvested dividends and distributions	41,165	2,719,067	36,977	2,292,894
Shares repurchased	(96,902)	(6,633,544)	(170,467)	(11,056,865)
Net Increase/(Decrease)	(15,696)	$ (1,185,254)	(42,605)	$ (2,809,521)
Class D Shares:
Shares sold	875,448	$ 61,453,591	1,284,134	$ 85,579,617
Reinvested dividends and distributions	4,264,840	288,262,363	3,767,677	239,784,514
Shares repurchased	(2,565,966)	(179,876,309)	(4,330,392)	(288,986,658)
Net Increase/(Decrease)	2,574,322	$169,839,645	721,419	$ 36,377,473
Class I Shares:
Shares sold	660,258	$ 46,691,414	1,025,617	$ 68,554,073
Reinvested dividends and distributions	372,378	25,185,635	339,910	21,654,006
Shares repurchased	(1,188,242)	(82,378,923)	(1,506,780)	(100,346,668)
Net Increase/(Decrease)	(155,606)	$ (10,501,874)	(141,253)	$ (10,138,589)
Class N Shares:
Shares sold	119,266	$ 8,418,731	621,001	$ 42,288,702
Reinvested dividends and distributions	80,853	5,457,153	62,497	3,979,211
Shares repurchased	(328,786)	(22,894,614)	(297,575)	(20,022,434)
Net Increase/(Decrease)	(128,667)	$ (9,018,730)	385,923	$ 26,245,479
Class R Shares:
Shares sold	2,799	$ 195,424	13,119	$ 879,290
Reinvested dividends and distributions	5,448	363,929	5,329	334,246
Shares repurchased	(13,173)	(905,614)	(31,582)	(2,113,244)
Net Increase/(Decrease)	(4,926)	$ (346,261)	(13,134)	$ (899,708)
Class S Shares:
Shares sold	11,774	$ 834,215	15,256	$ 1,016,050
Reinvested dividends and distributions	13,520	910,963	12,195	772,296
Shares repurchased	(16,977)	(1,182,003)	(36,957)	(2,419,532)
Net Increase/(Decrease)	8,317	$ 563,175	(9,506)	$ (631,186)
Class T Shares:
Shares sold	785,274	$ 55,040,414	1,543,553	$103,100,821
Reinvested dividends and distributions	2,004,849	135,319,455	1,794,193	113,986,763
Shares repurchased	(2,207,689)	(153,662,938)	(3,647,202)	(242,434,168)
Net Increase/(Decrease)	582,434	$ 36,696,931	(309,456)	$ (25,346,584)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$664,085,901	$ 910,761,334	$ -	$ -

30	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	31

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

40	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Janus Investment Fund	41

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

42	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	43

Janus Henderson Growth and Income Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

44	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	45

Janus Henderson Growth and Income Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

46	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes

NotesPage1

Janus Investment Fund	47

Janus Henderson Growth and Income Fund

Notes

NotesPage2

48	MARCH 31, 2024

Janus Henderson Growth and Income Fund

Notes

NotesPage3

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93048 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Overseas Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Overseas Fund

Christopher O’Malley co-portfolio manager	Julian McManus co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Overseas Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
ASML Holding NV	4.03%	1.22%	AIA Group Ltd	2.76%	-0.82%
BAE Systems PLC	5.29%	1.19%	Entain PLC	2.50%	-0.67%
Taiwan Semiconductor Manufacturing Co Ltd	5.42%	1.08%	HDFC Bank Ltd	2.67%	-0.54%
UniCredit SpA	1.88%	0.64%	Sanofi	2.39%	-0.52%
Ferguson PLC	2.73%	0.50%	Teck Resources Ltd	4.24%	-0.41%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country World ex-USA Index
		Contribution	Average Weight	Average Weight
	Information Technology	2.69%	15.79%	12.41%
	Industrials	0.65%	12.37%	13.37%
	Energy	0.43%	6.99%	5.70%
	Communication Services	0.16%	7.23%	5.32%
	Utilities	0.14%	0.00%	3.15%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country World ex-USA Index
		Contribution	Average Weight	Average Weight
	Financials	-0.64%	20.27%	21.22%
	Consumer Discretionary	-0.55%	10.91%	11.69%
	Health Care	-0.44%	11.90%	9.43%
	Other**	-0.19%	2.04%	0.00%
	Materials	-0.04%	4.67%	7.65%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Overseas Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	5.9%
BAE Systems PLC
Aerospace & Defense	5.1%
Teck Resources Ltd
Metals & Mining	4.5%
BNP Paribas SA
Banks	4.4%
ASML Holding NV
Semiconductor & Semiconductor Equipment	3.8%
23.7%

Asset Allocation - (% of Net Assets)
Common Stocks	94.7%
Investment Companies	2.6%
Preferred Stocks	2.3%
Investments Purchased with Cash Collateral from Securities Lending	0.1%
Other	0.3%
100.0%

Emerging markets comprised 12.4% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Overseas Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	17.00%	12.84%	10.41%	4.01%	7.81%	1.20%
Class A Shares at MOP	10.27%	6.36%	9.11%	3.40%	7.59%
Class C Shares at NAV	16.65%	12.17%	9.54%	3.21%	7.05%	1.94%
Class C Shares at CDSC	15.65%	11.17%	9.54%	3.21%	7.05%
Class D Shares	17.13%	13.12%	10.72%	4.31%	8.00%	0.94%
Class I Shares	17.17%	13.17%	10.76%	4.35%	8.03%	0.91%
Class N Shares	17.25%	13.31%	10.88%	4.46%	8.05%	0.80%
Class R Shares	16.80%	12.47%	10.05%	3.69%	7.44%	1.56%
Class S Shares	16.95%	12.76%	10.33%	3.96%	7.69%	1.29%
Class T Shares	17.10%	13.04%	10.62%	4.22%	7.96%	1.04%
MSCI All Country World ex-USA Index	14.90%	13.26%	5.97%	4.25%	N/A**
Morningstar Quartile - Class T Shares	-	3rd	1st	3rd	1st
Morningstar Ranking - based on total returns for Foreign Large Blend Funds	-	402/752	20/675	339/529	11/109

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and

Janus Investment Fund	3

Janus Henderson Overseas Fund (unaudited)

Performance

potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective January 26, 2024, Chris O’Malley is Co-Portfolio Manager with Lead Portfolio Manager Julian McManus.

*The Fund’s inception date – May 2, 1994

**Since inception index return is not available for indices created subsequent to fund inception.

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for the one year period commencing January 26, 2024. C, D and R share classes are also subject to a non-standard expense waiver, contractually agreed to for at least a one-year period commencing on June 16, 2023. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Overseas Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,170.00	$6.40	$1,000.00	$1,019.10	$5.96	1.18%
Class C Shares	$1,000.00	$1,166.50	$9.91	$1,000.00	$1,015.85	$9.22	1.83%
Class D Shares	$1,000.00	$1,171.30	$5.05	$1,000.00	$1,020.35	$4.70	0.93%
Class I Shares	$1,000.00	$1,171.70	$4.83	$1,000.00	$1,020.55	$4.50	0.89%
Class N Shares	$1,000.00	$1,172.50	$4.29	$1,000.00	$1,021.05	$3.99	0.79%
Class R Shares	$1,000.00	$1,168.00	$8.35	$1,000.00	$1,017.30	$7.77	1.54%
Class S Shares	$1,000.00	$1,169.50	$7.00	$1,000.00	$1,018.55	$6.51	1.29%
Class T Shares	$1,000.00	$1,171.00	$5.59	$1,000.00	$1,019.85	$5.20	1.03%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 94.7%
Aerospace & Defense – 5.1%
BAE Systems PLC	9,718,236	$165,494,277
Automobiles – 2.0%
Toyota Motor Corp	2,606,800	65,548,895
Banks – 12.5%
BNP Paribas SA	1,991,117	141,455,564
Erste Group Bank AG	1,250,196	55,696,728
HDFC Bank Ltd	4,452,502	77,301,809
Natwest Group PLC	15,781,528	52,873,277
UniCredit SpA	1,947,647	73,900,245
		401,227,623
Beverages – 4.3%
Davide Campari-Milano NV	4,070,302	40,894,452
Heineken NV	998,226	96,200,284
		137,094,736
Biotechnology – 1.8%
Argenx SE (ADR)*	68,632	27,021,791
Ascendis Pharma A/S (ADR)*	146,401	22,131,439
Zai Lab Ltd (ADR)*	444,769	7,125,199
		56,278,429
Chemicals – 1.0%
Shin-Etsu Chemical Co Ltd	713,400	31,135,838
Commercial Services & Supplies – 2.6%
Rentokil Initial PLC	5,430,650	32,325,134
Secom Co Ltd	726,200	52,584,250
		84,909,384
Diversified Telecommunication Services – 3.4%
Deutsche Telekom AG	4,564,888	110,793,472
Electronic Equipment, Instruments & Components – 3.5%
Hexagon AB - Class B	6,428,950	76,113,885
Keyence Corp	76,800	35,563,636
		111,677,521
Entertainment – 3.2%
Liberty Media Corp-Liberty Formula One - Series C*	1,583,054	103,848,342
Health Care Equipment & Supplies – 2.4%
Hoya Corp	611,400	76,081,653
Hotels, Restaurants & Leisure – 3.6%
Entain PLC	6,543,933	65,847,263
Las Vegas Sands Corp	576,755	29,818,234
MakeMyTrip Ltd*	260,552	18,512,220
		114,177,717
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Segro PLC	3,424,642	39,058,015
Information Technology Services – 1.0%
Fujitsu Ltd	2,103,000	33,588,811
Insurance – 5.6%
AIA Group Ltd	9,872,000	66,282,546
Dai-ichi Life Holdings Inc	4,517,100	114,897,166
		181,179,712
Life Sciences Tools & Services – 1.5%
ICON PLC*	138,625	46,571,069
Machinery – 0.1%
Alstom SA#	240,548	3,666,447
Metals & Mining – 4.5%
Teck Resources Ltd	3,127,905	143,185,255
Multiline Retail – 0.8%
JD.Com Inc - Class A	1,954,139	26,940,038
Oil, Gas & Consumable Fuels – 6.1%
Canadian Natural Resources Ltd	1,377,210	105,108,667
Gaztransport Et Technigaz SA	192,773	28,800,333

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
TotalEnergies SE	894,267	$61,226,189
		195,135,189
Personal Products – 2.9%
Unilever PLC	1,850,888	92,852,702
Pharmaceuticals – 5.8%
AstraZeneca PLC	359,899	48,494,580
Daiichi Sankyo Co Ltd	518,000	16,420,217
Novo Nordisk A/S - Class B	499,495	63,717,637
Sanofi	587,338	57,628,867
		186,261,301
Road & Rail – 1.0%
Full Truck Alliance Co (ADR)*	4,546,638	33,054,058
Semiconductor & Semiconductor Equipment – 10.6%
ASML Holding NV	125,802	121,074,112
SK Hynix Inc	235,672	31,198,834
Taiwan Semiconductor Manufacturing Co Ltd	7,862,000	188,945,497
		341,218,443
Specialty Retail – 0.7%
Shimamura Co Ltd	406,900	23,167,707
Technology Hardware, Storage & Peripherals – 0.5%
Samsung Electronics Co Ltd	271,007	16,267,265
Textiles, Apparel & Luxury Goods – 4.7%
LVMH Moet Hennessy Louis Vuitton SE	36,045	32,415,771
Samsonite International SA (144A)*	31,252,229	118,193,617
		150,609,388
Trading Companies & Distributors – 1.0%
Ferguson PLC	145,895	31,896,006
Wireless Telecommunication Services – 1.3%
SoftBank Group Corp	689,800	40,842,941
Total Common Stocks (cost $2,440,468,857)		3,043,762,234
Preferred Stocks– 2.3%
Automobiles – 2.3%
Dr Ing hc F Porsche AG (144A)((cost $70,863,341)	738,885	73,550,556
Investment Companies– 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $85,181,021)	85,163,988	85,181,021
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	2,132,132	2,132,132
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$533,033	533,033
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,665,165)		2,665,165
Total Investments (total cost $2,599,178,384) – 99.7%		3,205,158,976
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		9,186,974
Net Assets – 100%		$3,214,345,950

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$496,945,248	15.5%
Japan	489,831,114	15.3
France	325,193,171	10.1
United States	253,408,768	7.9
Canada	248,293,922	7.7
Netherlands	217,274,396	6.8
Taiwan	188,945,497	5.9
Hong Kong	184,476,163	5.8
Germany	184,344,028	5.7
Italy	114,794,697	3.6
India	95,814,029	3.0
Denmark	85,849,076	2.7
Sweden	76,113,885	2.4
China	67,119,295	2.1
Austria	55,696,728	1.7
South Korea	47,466,099	1.5
Ireland	46,571,069	1.5
Belgium	27,021,791	0.8

Total	$3,205,158,976	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$1,613,834	$(1,441)	$(4,196)	$85,181,021
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	19,142∆	-	-	2,132,132
Total Affiliated Investments - 2.7%	$1,632,976	$(1,441)	$(4,196)	$87,313,153

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	56,377,171	310,464,201	(281,654,714)	85,181,021
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	584,080	100,327,225	(98,779,173)	2,132,132

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	27,200,730	EUR	$3,751,637

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2024

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Equity Contracts
Asset Derivatives:
Swaps - OTC, at value	$3,751,637

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$ 277,782

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$3,751,637

Please see the "Net Realized Gain/(Loss) on Investments" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Total return swaps:
Average notional amount	$15,543,274

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2024

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$2,612,337	$—	$(2,612,337)	$—
UBS AG, London Branch	3,751,637	—	—	3,751,637

Total	$6,363,974	$—	$(2,612,337)	$3,751,637
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Overseas Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World ex-USA IndexSM	MSCI All Country World ex-USA IndexSM reflects the equity market performance of global developed and emerging markets, excluding the U.S.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $191,744,173, which represents 6.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$122,543,664	$63,717,637	$-
All Other	2,857,500,933	-	-
Preferred Stocks	73,550,556	-	-
Investment Companies	-	85,181,021	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,665,165	-
Total Investments in Securities	$3,053,595,153	$151,563,823	$-
Other Financial Instruments(a):
OTC Swaps	-	3,751,637	-
Total Assets	$3,053,595,153	$155,315,460	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

12	MARCH 31, 2024

Janus Henderson Overseas Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $2,511,865,231)(1)	$3,117,845,823
Affiliated investments, at value (cost $87,313,153)	87,313,153
OTC swap contracts, at value (net premium received $0)	3,751,637
Trustees' deferred compensation	89,072
Receivables:
Dividends	10,517,747
Fund shares sold	9,399,897
Investments sold	7,264,642
Foreign tax reclaims	6,785,768
Dividends from affiliates	334,163
Dividends and interest on swap contracts	276,505
Other assets	17,422
Total Assets	3,243,595,829
Liabilities:
Foreign cash due to custodian	5,105
Collateral for securities loaned (Note 3)	2,665,165
Payables:	—
Fund shares repurchased	13,786,607
Investments purchased	5,355,990
Foreign withholding tax reclaim fee	4,025,133
Advisory fees	2,006,970
Transfer agent fees and expenses	500,111
12b-1 Distribution and shareholder servicing fees	96,712
Trustees' deferred compensation fees	89,072
Custodian fees	71,104
Professional fees	57,125
Trustees' fees and expenses	15,796
Affiliated fund administration fees payable	6,771
Accrued expenses and other payables	568,218
Total Liabilities	29,249,879
Commitments and contingent liabilities (Note 4)
Net Assets	$3,214,345,950

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Overseas Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,019,292,286
Total distributable earnings (loss)	(804,946,336)
Total Net Assets	$3,214,345,950
Net Assets - Class A Shares	$219,437,548
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,644,573
Net Asset Value Per Share(2)	$47.25
Maximum Offering Price Per Share(3)	$50.13
Net Assets - Class C Shares	$13,537,201
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	292,577
Net Asset Value Per Share(2)	$46.27
Net Assets - Class D Shares	$687,698,283
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,668,293
Net Asset Value Per Share	$46.88
Net Assets - Class I Shares	$1,380,992,443
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	29,381,317
Net Asset Value Per Share	$47.00
Net Assets - Class N Shares	$233,684,313
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,997,047
Net Asset Value Per Share	$46.76
Net Assets - Class R Shares	$24,521,562
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	526,012
Net Asset Value Per Share	$46.62
Net Assets - Class S Shares	$136,909,358
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,915,128
Net Asset Value Per Share	$46.97
Net Assets - Class T Shares	$517,565,242
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,022,145
Net Asset Value Per Share	$46.96

(1) Includes $2,612,337 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Overseas Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$21,177,814
Dividends from affiliates	1,613,834
Affiliated securities lending income, net	19,142
Unaffiliated securities lending income, net	4,475
Other income	79,670
Foreign tax withheld	(1,282,112)
Total Investment Income	21,612,823
Expenses:
Advisory fees	11,127,244
12b-1 Distribution and shareholder servicing fees:
Class A Shares	289,300
Class C Shares	59,210
Class R Shares	56,202
Class S Shares	157,740
Transfer agent administrative fees and expenses:
Class D Shares	362,000
Class R Shares	28,706
Class S Shares	157,798
Class T Shares	613,735
Transfer agent networking and omnibus fees:
Class A Shares	130,269
Class C Shares	8,680
Class I Shares	634,839
Other transfer agent fees and expenses:
Class A Shares	6,274
Class C Shares	351
Class D Shares	57,238
Class I Shares	32,747
Class N Shares	4,681
Class R Shares	287
Class S Shares	1,021
Class T Shares	3,600
Shareholder reports expense	151,504
Registration fees	148,697
Custodian fees	123,073
Professional fees	87,547
Affiliated fund administration fees	37,268
Trustees’ fees and expenses	30,376
Other expenses	133,079
Total Expenses	14,443,466
Less: Excess Expense Reimbursement and Waivers	(28,082)
Net Expenses	14,415,384
Net Investment Income/(Loss)	7,197,439

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Overseas Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$97,949,957
Investments in affiliates	(1,441)
Swap contracts	277,782
Total Net Realized Gain/(Loss) on Investments	98,226,298
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	370,436,986
Investments in affiliates	(4,196)
Swap contracts	3,751,637
Total Change in Unrealized Net Appreciation/Depreciation	374,184,427
Net Increase/(Decrease) in Net Assets Resulting from Operations	$479,608,164

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Overseas Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$7,197,439	$41,427,446
Net realized gain/(loss) on investments	98,226,298	18,059,091
Change in unrealized net appreciation/depreciation	374,184,427	273,473,792
Net Increase/(Decrease) in Net Assets Resulting from Operations	479,608,164	332,960,329
Dividends and Distributions to Shareholders:
Class A Shares	(3,016,003)	(295,705)
Class C Shares	(155,195)	(26,327)
Class D Shares	(8,959,406)	(9,693,682)
Class I Shares	(18,111,712)	(11,776,581)
Class N Shares	(3,536,669)	(2,006,853)
Class R Shares	(191,620)	(200,146)
Class S Shares	(1,360,835)	(1,409,535)
Class T Shares	(6,551,276)	(6,892,452)
Net Decrease from Dividends and Distributions to Shareholders	(41,882,716)	(32,301,281)
Capital Share Transactions: (Note 5)
Class A Shares	(20,158,881)	198,989,644
Class C Shares	(3,193,687)	13,182,322
Class D Shares	(19,696,484)	(21,572,913)
Class I Shares	(66,759,036)	644,630,020
Class N Shares	30,241,625	87,255,676
Class R Shares	(1,217,853)	687,015
Class S Shares	(3,683,817)	354,467
Class T Shares	(38,578,405)	4,194,027
Net Increase/(Decrease) from Capital Share Transactions	(123,046,538)	927,720,258
Net Increase/(Decrease) in Net Assets	314,678,910	1,228,379,306
Net Assets:
Beginning of period	2,899,667,040	1,671,287,734
End of period	$3,214,345,950	$2,899,667,040

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Overseas Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.98	$34.10	$43.91	$33.08	$30.94	$32.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.28	0.63	0.43	0.21	0.53
Net realized and unrealized gain/(loss)	6.83	7.14	(10.09)	10.64	2.51	(1.77)
Total from Investment Operations	6.88	7.42	(9.46)	11.07	2.72	(1.24)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.61)	(0.54)	(0.35)	(0.24)	(0.58)	(0.24)
Total Dividends and Distributions	(0.61)	(0.54)	(0.35)	(0.24)	(0.58)	(0.24)
Net Asset Value, End of Period	$47.25	$40.98	$34.10	$43.91	$33.08	$30.94
Total Return*	17.00%	21.80%	(21.71)%	33.54%	8.74%	(3.74)%
Net Assets, End of Period (in thousands)	$219,438	$209,483	$19,008	$21,130	$15,231	$17,470
Average Net Assets for the Period (in thousands)	$210,529	$79,912	$19,976	$19,864	$15,904	$17,537
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.17%	1.22%	1.22%	1.17%	1.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.17%	1.22%	1.22%	1.17%	1.10%
Ratio of Net Investment Income/(Loss)	0.25%	0.66%	1.53%	1.03%	0.66%	1.78%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Overseas Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.11	$33.48	$43.14	$32.58	$30.34	$31.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	0.08	0.36	(0.02)	(0.06)	0.28
Net realized and unrealized gain/(loss)	6.69	6.94	(10.02)	10.58	2.43	(1.70)
Total from Investment Operations	6.61	7.02	(9.66)	10.56	2.37	(1.42)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.39)	—	—	(0.13)	—
Total Dividends and Distributions	(0.45)	(0.39)	—	—	(0.13)	—
Net Asset Value, End of Period	$46.27	$40.11	$33.48	$43.14	$32.58	$30.34
Total Return*	16.65%	20.98%	(22.39)%	32.41%	7.79%	(4.47)%
Net Assets, End of Period (in thousands)	$13,537	$14,765	$1,941	$1,295	$2,665	$3,693
Average Net Assets for the Period (in thousands)	$14,019	$7,113	$1,631	$1,910	$3,305	$5,809
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.83%	1.82%	2.13%	2.06%	2.02%	1.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.83%	1.82%	2.09%	2.06%	1.99%	1.87%
Ratio of Net Investment Income/(Loss)	(0.44)%	0.19%	0.90%	(0.04)%	(0.19)%	0.95%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Overseas Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.61	$33.78	$43.49	$32.77	$30.66	$32.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.68	0.73	0.53	0.30	0.63
Net realized and unrealized gain/(loss)	6.76	6.78	(9.98)	10.54	2.50	(1.78)
Total from Investment Operations	6.87	7.46	(9.25)	11.07	2.80	(1.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.60)	(0.63)	(0.46)	(0.35)	(0.69)	(0.31)
Total Dividends and Distributions	(0.60)	(0.63)	(0.46)	(0.35)	(0.69)	(0.31)
Net Asset Value, End of Period	$46.88	$40.61	$33.78	$43.49	$32.77	$30.66
Total Return*	17.13%	22.13%	(21.48)%	33.89%	9.06%	(3.46)%
Net Assets, End of Period (in thousands)	$687,698	$614,116	$528,221	$726,916	$572,590	$587,147
Average Net Assets for the Period (in thousands)	$636,698	$633,545	$668,081	$704,107	$570,593	$605,377
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.94%	0.95%	0.95%	0.89%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.94%	0.95%	0.95%	0.89%	0.79%
Ratio of Net Investment Income/(Loss)	0.51%	1.65%	1.77%	1.28%	0.98%	2.11%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Overseas Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.73	$33.89	$43.68	$32.91	$30.79	$32.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.72	0.83	0.72	0.32	0.64
Net realized and unrealized gain/(loss)	6.77	6.79	(10.11)	10.41	2.50	(1.77)
Total from Investment Operations	6.89	7.51	(9.28)	11.13	2.82	(1.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.67)	(0.51)	(0.36)	(0.70)	(0.33)
Total Dividends and Distributions	(0.62)	(0.67)	(0.51)	(0.36)	(0.70)	(0.33)
Net Asset Value, End of Period	$47.00	$40.73	$33.89	$43.68	$32.91	$30.79
Total Return*	17.15%	22.21%	(21.46)%	33.96%	9.10%	(3.40)%
Net Assets, End of Period (in thousands)	$1,380,992	$1,261,147	$532,808	$312,685	$44,806	$42,606
Average Net Assets for the Period (in thousands)	$1,279,364	$1,041,727	$434,124	$90,200	$43,005	$45,239
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.90%	0.92%	0.90%	0.84%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.90%	0.92%	0.90%	0.84%	0.74%
Ratio of Net Investment Income/(Loss)	0.55%	1.73%	2.05%	1.72%	1.04%	2.14%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Overseas Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.54	$33.73	$43.43	$32.72	$30.62	$32.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.77	0.84	0.64	0.32	0.68
Net realized and unrealized gain/(loss)	6.74	6.73	(10.02)	10.46	2.52	(1.77)
Total from Investment Operations	6.88	7.50	(9.18)	11.10	2.84	(1.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.66)	(0.69)	(0.52)	(0.39)	(0.74)	(0.37)
Total Dividends and Distributions	(0.66)	(0.69)	(0.52)	(0.39)	(0.74)	(0.37)
Net Asset Value, End of Period	$46.76	$40.54	$33.73	$43.43	$32.72	$30.62
Total Return*	17.22%	22.31%	(21.37)%	34.06%	9.20%	(3.27)%
Net Assets, End of Period (in thousands)	$233,684	$171,597	$70,342	$61,263	$23,810	$51,945
Average Net Assets for the Period (in thousands)	$213,077	$144,128	$72,777	$42,249	$45,317	$59,886
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.81%	0.81%	0.74%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.81%	0.81%	0.74%	0.63%
Ratio of Net Investment Income/(Loss)	0.67%	1.87%	2.07%	1.54%	1.02%	2.27%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Overseas Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.26	$33.48	$43.10	$32.48	$30.41	$31.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.42	0.47	0.27	0.11	0.44
Net realized and unrealized gain/(loss)	6.73	6.73	(9.90)	10.48	2.45	(1.72)
Total from Investment Operations	6.71	7.15	(9.43)	10.75	2.56	(1.28)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.37)	(0.19)	(0.13)	(0.49)	(0.09)
Total Dividends and Distributions	(0.35)	(0.37)	(0.19)	(0.13)	(0.49)	(0.09)
Net Asset Value, End of Period	$46.62	$40.26	$33.48	$43.10	$32.48	$30.41
Total Return*	16.80%	21.39%	(21.97)%	33.12%	8.37%	(4.00)%
Net Assets, End of Period (in thousands)	$24,522	$22,305	$18,008	$24,155	$21,288	$24,381
Average Net Assets for the Period (in thousands)	$23,087	$22,272	$22,449	$24,617	$22,679	$25,588
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.54%	1.55%	1.56%	1.56%	1.49%	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%	1.55%	1.56%	1.56%	1.49%	1.39%
Ratio of Net Investment Income/(Loss)	(0.10)%	1.02%	1.16%	0.66%	0.35%	1.50%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Overseas Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.61	$33.77	$43.48	$32.77	$30.67	$32.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.52	0.59	0.38	0.19	0.53
Net realized and unrealized gain/(loss)	6.79	6.80	(10.00)	10.55	2.48	(1.75)
Total from Investment Operations	6.82	7.32	(9.41)	10.93	2.67	(1.22)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.48)	(0.30)	(0.22)	(0.57)	(0.19)
Total Dividends and Distributions	(0.46)	(0.48)	(0.30)	(0.22)	(0.57)	(0.19)
Net Asset Value, End of Period	$46.97	$40.61	$33.77	$43.48	$32.77	$30.67
Total Return*	16.95%	21.72%	(21.77)%	33.43%	8.64%	(3.74)%
Net Assets, End of Period (in thousands)	$136,909	$121,809	$101,257	$130,076	$107,722	$118,308
Average Net Assets for the Period (in thousands)	$126,904	$122,018	$122,666	$127,073	$109,624	$125,646
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.29%	1.31%	1.31%	1.23%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.29%	1.31%	1.31%	1.23%	1.13%
Ratio of Net Investment Income/(Loss)	0.16%	1.28%	1.43%	0.92%	0.62%	1.77%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Overseas Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.66	$33.81	$43.53	$32.80	$30.70	$32.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.65	0.69	0.49	0.27	0.60
Net realized and unrealized gain/(loss)	6.77	6.79	(9.99)	10.56	2.49	(1.76)
Total from Investment Operations	6.86	7.44	(9.30)	11.05	2.76	(1.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(0.59)	(0.42)	(0.32)	(0.66)	(0.28)
Total Dividends and Distributions	(0.56)	(0.59)	(0.42)	(0.32)	(0.66)	(0.28)
Net Asset Value, End of Period	$46.96	$40.66	$33.81	$43.53	$32.80	$30.70
Total Return*	17.07%	22.05%	(21.56)%	33.78%	8.93%	(3.51)%
Net Assets, End of Period (in thousands)	$517,565	$484,446	$399,703	$534,168	$411,807	$444,252
Average Net Assets for the Period (in thousands)	$493,636	$496,776	$499,214	$511,140	$422,347	$462,499
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.04%	1.05%	1.05%	0.98%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.03%	1.04%	1.05%	0.97%	0.87%
Ratio of Net Investment Income/(Loss)	0.40%	1.59%	1.68%	1.19%	0.88%	2.03%
Portfolio Turnover Rate	18%	42%	32%	27%	18%	22%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

26	MARCH 31, 2024

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Janus Investment Fund	27

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2.Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

During the period, the Fund entered into total return swaps on equity securities or indices to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social,

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Notes to Financial Statements (unaudited)

political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,612,337. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $2,665,165, resulting in the net amount due to the counterparty of $52,828.

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated

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Notes to Financial Statements (unaudited)

net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.75%.

The Adviser has agreed to limit the net annual fund operating expenses of Class C Shares, Class D Shares, and Class R Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 1.95%, 0.95%, and 1.54%, respectively. The Adviser has agreed to continue the waivers for a least a one-year period commencing on June 16, 2023. This arrangement is in addition to the existing expense limit wherein the Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.82% through at least March 31, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares’ average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $1,570.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $184.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March

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Notes to Financial Statements (unaudited)

31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(195,757,499)	$(1,312,104,388)	$(1,507,861,887)

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Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,605,773,268	$711,153,509	$(111,767,801)	$ 599,385,708

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 3,751,637	$ -	$ 3,751,637

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	203,678	$ 8,709,600	257,875	$ 10,892,924
Shares from the Acquisition (See Note 9)	-	-	4,692,687	204,862,058
Reinvested dividends and distributions	62,088	2,563,611	5,978	237,997
Shares repurchased	(733,233)	(31,432,092)	(401,920)	(17,003,335)
Net Increase/(Decrease)	(467,467)	$ (20,158,881)	4,554,620	$198,989,644
Class C Shares:
Shares sold	39,058	$ 1,628,233	89,323	$ 3,593,765
Shares from the Acquisition (See Note 9)	-	-	335,927	14,378,399
Reinvested dividends and distributions	3,763	152,494	672	26,327
Shares repurchased	(118,362)	(4,974,414)	(115,788)	(4,816,169)
Net Increase/(Decrease)	(75,541)	$ (3,193,687)	310,134	$ 13,182,322
Class D Shares:
Shares sold	178,179	$ 7,663,434	297,684	$ 12,370,029
Shares from the Acquisition (See Note 9)	-	-	69,125	2,988,738
Reinvested dividends and distributions	203,452	8,329,323	230,818	9,085,002
Shares repurchased	(835,320)	(35,689,241)	(1,114,780)	(46,016,682)
Net Increase/(Decrease)	(453,689)	$ (19,696,484)	(517,153)	$ (21,572,913)
Class I Shares:
Shares sold	6,430,774	$273,712,503	20,509,906	$850,698,752
Shares from the Acquisition (See Note 9)	-	-	7,423,490	321,865,459
Reinvested dividends and distributions	419,156	17,202,166	286,787	11,319,469
Shares repurchased	(8,435,015)	(357,673,705)	(12,974,900)	(539,253,660)
Net Increase/(Decrease)	(1,585,085)	$ (66,759,036)	15,245,283	$644,630,020
Class N Shares:
Shares sold	1,937,655	$ 81,625,031	2,929,908	$119,608,329
Shares from the Acquisition (See Note 9)	-	-	446,833	19,279,769
Reinvested dividends and distributions	85,412	3,486,536	51,130	2,006,853
Shares repurchased	(1,258,453)	(54,869,942)	(1,281,066)	(53,639,275)
Net Increase/(Decrease)	764,614	$ 30,241,625	2,146,805	$ 87,255,676
Class R Shares:
Shares sold	39,894	$ 1,682,735	136,012	$ 5,646,497
Shares from the Acquisition (See Note 9)	-	-	41,867	1,797,809
Reinvested dividends and distributions	4,582	186,882	5,082	199,263
Shares repurchased	(72,431)	(3,087,470)	(166,907)	(6,956,554)
Net Increase/(Decrease)	(27,955)	$ (1,217,853)	16,054	$ 687,015
Class S Shares:
Shares sold	233,514	$ 9,951,866	559,251	$ 23,295,900
Shares from the Acquisition (See Note 9)	-	-	1,579	68,335
Reinvested dividends and distributions	33,121	1,359,956	35,677	1,408,178
Shares repurchased	(350,754)	(14,995,639)	(595,684)	(24,417,946)
Net Increase/(Decrease)	(84,119)	$ (3,683,817)	823	$ 354,467
Class T Shares:
Shares sold	292,594	$ 12,446,752	1,885,296	$ 78,572,526
Shares from the Acquisition (See Note 9)	-	-	22,517	974,892
Reinvested dividends and distributions	156,378	6,414,634	171,986	6,781,400
Shares repurchased	(1,342,843)	(57,439,791)	(1,986,552)	(82,134,791)
Net Increase/(Decrease)	(893,871)	$ (38,578,405)	93,247	$ 4,194,027

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$536,219,197	$ 727,309,863	$ -	$ -

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

9. Fund Acquisition

At a special meeting of shareholders of Janus Henderson International Opportunities Fund (the "Target Fund") held on May 18, 2023, shareholders of the Target Fund approved an Agreement and Plan of Reorganization, which provided for the reorganization of the Target Fund with and into Janus Henderson Overseas Fund (the "Acquiring Fund") (the "Reorganization"). The Reorganization was effective immediately after the close of business on June 16, 2023. Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. At the time of the Reorganization, shares of beneficial interest of the Acquiring Fund were distributed to Target Fund shareholders. The Target Fund was subsequently terminated. Each Target Fund shareholder received shares of beneficial interest of the Acquiring Fund with a total net asset value equal to the total net asset value of that shareholder’s shares of beneficial interest in the Target Fund shares immediately prior to the closing of the Reorganization. The Reorganization was tax-free for U.S. federal income tax purposes.

Target Fund’s Shares Outstanding Prior to Merger	Target Fund’s Net Assets Prior to Merger	Acquiring Fund’s Shares Issued in Merger	Acquiring Fund’s Net Assets Prior to Merger	Combined Net Assets after Merger	Target Fund’s Unrealized Appreciation/(Depreciation) Prior to Merger
29,107,989	$566,215,459	13,034,023	$2,764,408,498	$3,330,623,957	$30,867,833

Assuming the Merger had been completed on 10/1/2022, the pro forma results of operations for the year ended 9/30/2023, are as follows:

Net investment income $64,547,670

Net realized gain/(loss) on investments $56,436,548

Change in unrealized net appreciation/depreciation $384,851,337

Net increase/(decrease) in net assets resulting from operations $505,835,554

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on June 16, 2023.

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Janus Henderson Overseas Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Overseas Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Overseas Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Overseas Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Overseas Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

52	MARCH 31, 2024

Janus Henderson Overseas Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	53

Janus Henderson Overseas Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

54	MARCH 31, 2024

Janus Henderson Overseas Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	55

Janus Henderson Overseas Fund

Notes

NotesPage1

56	MARCH 31, 2024

Janus Henderson Overseas Fund

Notes

NotesPage2

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93050 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Research Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Research Fund

Team-Based Approach Led by Matthew Peron, Director of Research

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Research Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Tesla Inc	0.30%	1.67%	Rivian Automotive Inc - Class A	0.32%	-0.44%
Apple Inc	6.72%	1.37%	Broadcom Inc	0.92%	-0.32%
NVIDIA Corp	7.36%	1.08%	ON Semiconductor Corp	0.43%	-0.28%
Meta Platforms Inc - Class A	5.32%	0.56%	Procter & Gamble Co	1.78%	-0.24%
Advanced Micro Devices Inc	1.48%	0.48%	Liberty Media Corp - Liberty Formula One - Series C	1.06%	-0.24%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Technology	2.81%	42.25%	43.34%
	Industrials	1.21%	7.89%	7.68%
	Communications	0.95%	14.11%	13.36%
	Financials	0.20%	7.47%	7.42%
	Energy	0.00%	0.50%	0.56%

	3 Top Detractors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Consumer	-0.32%	16.86%	16.85%
	Healthcare	-0.12%	10.76%	10.80%
	Other**	-0.09%	0.16%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	The sectors listed above reflect those covered by the six analyst teams who comprise the Janus Henderson Research Team.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Research Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	12.2%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	10.0%
Meta Platforms Inc - Class A
Interactive Media & Services	6.0%
Amazon.com Inc
Multiline Retail	6.0%
Apple Inc
Technology Hardware, Storage & Peripherals	5.5%
39.7%

Asset Allocation - (% of Net Assets)
Common Stocks	100.0%
Private Placements	0.0%
Other	0.0%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Research Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	31.29%	44.51%	16.26%	13.76%	11.82%	0.81%	0.81%
Class A Shares at MOP	23.74%	36.20%	14.89%	13.09%	11.61%
Class C Shares at NAV	31.06%	43.68%	15.45%	12.97%	11.05%	1.62%	1.61%
Class C Shares at CDSC	30.06%	42.68%	15.45%	12.97%	11.05%
Class D Shares	31.42%	44.78%	16.48%	13.99%	12.06%	0.62%	0.62%
Class I Shares	31.44%	44.85%	16.54%	14.05%	12.09%	0.57%	0.57%
Class N Shares	31.50%	44.95%	16.63%	14.14%	12.11%	0.49%	0.49%
Class R Shares	31.00%	43.87%	15.72%	13.36%	11.51%	1.33%	1.27%
Class S Shares	31.16%	44.21%	16.03%	13.57%	11.66%	1.01%	1.01%
Class T Shares	31.35%	44.61%	16.36%	13.88%	12.01%	0.74%	0.74%
Russell 1000 Growth Index	27.19%	39.00%	18.52%	15.98%	10.90%
S&P 500 Index	23.48%	29.88%	15.05%	12.96%	10.45%
Morningstar Quartile - Class T Shares	-	1st	2nd	2nd	1st
Morningstar Ranking - based on total returns for Large Growth Funds	-	168/1,202	321/1,101	430/1,000	20/349

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Research Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Class R Shares commenced operations on January 27, 2017. Performance shown for periods prior to January 27, 2017, reflects the historical performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund's commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective January 26, 2024, Joshua Cummings and John Jordan are Co-Portfolio Managers with Portfolio Manager Matthew Peron.

*The Fund’s inception date – May 3, 1993

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Research Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,312.90	$4.80	$1,000.00	$1,020.85	$4.19	0.83%
Class C Shares	$1,000.00	$1,310.60	$8.09	$1,000.00	$1,018.00	$7.06	1.40%
Class D Shares	$1,000.00	$1,314.20	$3.70	$1,000.00	$1,021.80	$3.23	0.64%
Class I Shares	$1,000.00	$1,314.40	$3.47	$1,000.00	$1,022.00	$3.03	0.60%
Class N Shares	$1,000.00	$1,315.00	$2.95	$1,000.00	$1,022.45	$2.58	0.51%
Class R Shares	$1,000.00	$1,310.00	$7.28	$1,000.00	$1,018.70	$6.36	1.26%
Class S Shares	$1,000.00	$1,311.60	$5.89	$1,000.00	$1,019.90	$5.15	1.02%
Class T Shares	$1,000.00	$1,313.50	$4.28	$1,000.00	$1,021.30	$3.74	0.74%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 100.0%
Aerospace & Defense – 1.4%
General Dynamics Corp	421,199	$118,984,506
Howmet Aerospace Inc	2,646,728	181,115,597
		300,100,103
Beverages – 1.9%
Constellation Brands Inc - Class A	715,627	194,478,794
Monster Beverage Corp*	3,841,483	227,723,112
		422,201,906
Biotechnology – 2.9%
AbbVie Inc	1,141,461	207,860,048
Amgen Inc	532,189	151,311,976
Argenx SE (ADR)*	126,977	49,993,384
Madrigal Pharmaceuticals Inc*	96,234	25,698,327
Sarepta Therapeutics Inc*	455,317	58,945,339
Vertex Pharmaceuticals Inc*	333,029	139,209,452
		633,018,526
Capital Markets – 1.5%
Ares Management Corp - Class A	529,901	70,466,235
Blackstone Group Inc	962,623	126,459,784
Charles Schwab Corp	778,060	56,284,860
LPL Financial Holdings Inc	309,733	81,831,459
		335,042,338
Chemicals – 1.1%
Sherwin-Williams Co	672,115	233,445,703
Diversified Financial Services – 4.7%
Apollo Global Management Inc	920,295	103,487,173
Global Payments Inc	294,336	39,340,950
Mastercard Inc - Class A	919,997	443,042,955
Visa Inc	1,580,826	441,176,920
		1,027,047,998
Electronic Equipment, Instruments & Components – 0.2%
Keysight Technologies Inc*	268,170	41,936,425
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	2,314,820	52,361,228
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One - Series C*	3,482,440	228,448,064
Netflix Inc*	553,568	336,198,453
		564,646,517
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	273,062	31,036,227
Boston Scientific Corp*	1,167,165	79,939,131
Edwards Lifesciences Corp*	1,243,472	118,826,184
Intuitive Surgical Inc*	257,377	102,716,587
Stryker Corp	213,402	76,370,174
		408,888,303
Health Care Providers & Services – 2.0%
HCA Healthcare Inc	175,968	58,690,607
Humana Inc	138,416	47,991,596
UnitedHealth Group Inc	680,238	336,513,739
		443,195,942
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings Inc	95,339	345,878,451
Chipotle Mexican Grill Inc*	92,698	269,451,765
Las Vegas Sands Corp	3,984,186	205,982,416
		821,312,632
Household Products – 1.8%
Procter & Gamble Co	2,417,463	392,233,372
Industrial Conglomerates – 0.3%
3M Co	622,591	66,038,227

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Information Technology Services – 0.1%
Snowflake Inc - Class A*	115,625	$18,685,000
Insurance – 1.2%
Arthur J Gallagher & Co	293,746	73,448,250
Progressive Corp/The	894,499	185,000,283
		258,448,533
Interactive Media & Services – 11.4%
Alphabet Inc - Class C*	7,816,846	1,190,192,972
Meta Platforms Inc - Class A	2,705,832	1,313,897,903
		2,504,090,875
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific Inc	170,851	99,300,310
Machinery – 2.7%
Deere & Co	752,023	308,885,927
Fortive Corp	1,537,884	132,288,782
Ingersoll Rand Inc	1,658,744	157,497,743
		598,672,452
Multiline Retail – 6.0%
Amazon.com Inc*	7,245,913	1,307,017,787
Oil, Gas & Consumable Fuels – 0.4%
EOG Resources Inc	606,263	77,504,662
Pharmaceuticals – 3.4%
AstraZeneca PLC (ADR)	1,070,175	72,504,356
Eli Lilly & Co	650,418	505,999,187
Merck & Co Inc	737,750	97,346,112
Novo Nordisk A/S (ADR)	608,523	78,134,353
		753,984,008
Real Estate Management & Development – 1.2%
CoStar Group Inc*	2,634,935	254,534,721
Road & Rail – 2.0%
JB Hunt Transport Services Inc	513,305	102,276,021
TFI International Inc	1,051,603	167,688,614
Uber Technologies Inc*	2,166,734	166,816,851
		436,781,486
Semiconductor & Semiconductor Equipment – 16.9%
Advanced Micro Devices Inc*	1,416,713	255,702,529
Applied Materials Inc	617,523	127,351,768
ASML Holding NV	230,478	223,671,985
Broadcom Inc	212,835	282,093,637
KLA Corp	223,594	156,196,061
Lam Research Corp	282,645	274,609,403
Lattice Semiconductor Corp*	338,326	26,467,243
Marvell Technology Inc	702,568	49,798,020
NVIDIA Corp	2,413,521	2,180,761,035
ON Semiconductor Corp*	1,043,440	76,745,012
Texas Instruments Inc	235,894	41,095,094
		3,694,491,787
Software – 18.5%
Adobe Inc*	474,890	239,629,494
Cadence Design Systems Inc*	867,366	269,993,688
Dynatrace Inc*	1,122,011	52,106,191
Microsoft Corp	6,332,231	2,664,096,226
Oracle Corp	1,474,667	185,232,922
Palo Alto Networks Inc*	138,684	39,404,285
ServiceNow Inc*	182,432	139,086,157
Synopsys Inc*	457,695	261,572,692
Tyler Technologies Inc*	221,475	94,129,090
Workday Inc - Class A*	422,907	115,347,884
		4,060,598,629

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Specialty Retail – 2.6%
O'Reilly Automotive Inc*	215,112	$242,835,635
TJX Cos Inc	3,200,504	324,595,116
		567,430,751
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	7,055,546	1,209,885,028
Trading Companies & Distributors – 0.9%
Ferguson PLC	878,579	191,908,011
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc	823,928	134,481,528
Total Common Stocks (cost $9,743,817,742)		21,909,284,788
Private Placements– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc*,¢,£,§((cost $3,000,000)	2,727,273	3
Total Investments (total cost $9,746,817,742) – 100.0%		21,909,284,791
Cash, Receivables and Other Assets, net of Liabilities – 0%		7,048,414
Net Assets – 100%		$21,916,333,205

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$21,317,292,099	97.3%
Netherlands	223,671,985	1.0
Canada	167,688,614	0.8
Denmark	78,134,353	0.4
United Kingdom	72,504,356	0.3
Belgium	49,993,384	0.2

Total	$21,909,284,791	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/24
Private Placements – 0.0%
Health Care Equipment & Supplies – 0.0%
MedicaMetrix Inc*,¢,§	$-	$-	$-	$3
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	674,528	-	(313)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	10,134∆	-	-	-
Total Affiliated Investments – 0.0%	$684,662	$-	$(313)	$3

(1) For securities that were affiliated for a portion of the period ended March 31, 2024, this column reflects amounts for the entire period ended March 31, 2024 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	3	-	-	3
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	3,131,581	913,975,236	(917,106,504)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	17,386,427	170,937,469	(188,323,896)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Growth Index	Russell 1000® Growth Index reflects the performance of U.S. large-cap equities with higher price-to-book ratios and higher forecasted growth values.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $3, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc	1/26/21	$3,000,000	$3	0.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

10	MARCH 31, 2024

Janus Henderson Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$21,909,284,788	$-	$-
Private Placements	-	-	3
Total Assets	$21,909,284,788	$-	$3

Janus Investment Fund	11

Janus Henderson Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Assets:
Unaffiliated investments, at value (cost $9,743,817,742)	$21,909,284,788
Affiliated investments, at value (cost $3,000,000)	3
Trustees' deferred compensation	606,651
Receivables:
Investments sold	24,494,970
Dividends	4,269,074
Fund shares sold	4,157,874
Foreign tax reclaims	592,901
Dividends from affiliates	316,421
Other assets	108,913
Total Assets	21,943,831,595
Liabilities:
Due to custodian	4,838,634
Payables:	—
Advisory fees	9,557,858
Fund shares repurchased	8,922,427
Transfer agent fees and expenses	2,861,690
Trustees' deferred compensation fees	606,651
Trustees' fees and expenses	97,499
Professional fees	48,079
Affiliated fund administration fees payable	46,075
12b-1 Distribution and shareholder servicing fees	27,297
Custodian fees	18,325
Accrued expenses and other payables	473,855
Total Liabilities	27,498,390
Commitments and contingent liabilities (Note 3)
Net Assets	$21,916,333,205

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,301,335,213
Total distributable earnings (loss)	12,614,997,992
Total Net Assets	$21,916,333,205
Net Assets - Class A Shares	$67,058,746
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	894,881
Net Asset Value Per Share(1)	$74.94
Maximum Offering Price Per Share(2)	$79.51
Net Assets - Class C Shares	$7,118,641
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	108,271
Net Asset Value Per Share(1)	$65.75
Net Assets - Class D Shares	$15,974,430,754
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	210,090,478
Net Asset Value Per Share	$76.04
Net Assets - Class I Shares	$548,622,710
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,229,999
Net Asset Value Per Share	$75.88
Net Assets - Class N Shares	$368,791,683
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,855,216
Net Asset Value Per Share	$75.96
Net Assets - Class R Shares	$3,876,702
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,894
Net Asset Value Per Share	$73.29
Net Assets - Class S Shares	$25,690,800
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	352,925
Net Asset Value Per Share	$72.79
Net Assets - Class T Shares	$4,920,743,169
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,779,449
Net Asset Value Per Share	$75.96

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$62,057,197
Dividends from affiliates	674,528
Affiliated securities lending income, net	10,134
Unaffiliated securities lending income, net	2,722
Other income	39,217
Foreign tax withheld	(347,005)
Total Investment Income	62,436,793
Expenses:
Advisory fees	48,421,588
12b-1 Distribution and shareholder servicing fees:
Class A Shares	71,312
Class C Shares	19,224
Class R Shares	8,356
Class S Shares	29,252
Transfer agent administrative fees and expenses:
Class D Shares	8,059,815
Class R Shares	4,389
Class S Shares	29,243
Class T Shares	5,405,950
Transfer agent networking and omnibus fees:
Class A Shares	15,673
Class C Shares	2,446
Class I Shares	188,314
Other transfer agent fees and expenses:
Class A Shares	1,421
Class C Shares	143
Class D Shares	487,812
Class I Shares	9,928
Class N Shares	5,912
Class R Shares	24
Class S Shares	536
Class T Shares	15,356
Shareholder reports expense	372,112
Affiliated fund administration fees	241,501
Trustees’ fees and expenses	204,151
Custodian fees	130,811
Registration fees	96,187
Professional fees	81,765
Other expenses	476,402
Total Expenses	64,379,623
Less: Excess Expense Reimbursement and Waivers	(401,700)
Net Expenses	63,977,923
Net Investment Income/(Loss)	(1,541,130)

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments	$499,986,037
Total Net Realized Gain/(Loss) on Investments	499,986,037
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	4,803,413,628
Investments in affiliates	(313)
Total Change in Unrealized Net Appreciation/Depreciation	4,803,413,315
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,301,858,222

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Research Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$(1,541,130)	$29,531,032
Net realized gain/(loss) on investments	499,986,037	545,097,799
Change in unrealized net appreciation/depreciation	4,803,413,315	3,731,763,326
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,301,858,222	4,306,392,157
Dividends and Distributions to Shareholders:
Class A Shares	(1,585,265)	(90,957)
Class C Shares	(218,523)	(22,695)
Class D Shares	(401,216,194)	(44,917,698)
Class I Shares	(13,161,013)	(1,571,320)
Class N Shares	(9,217,249)	(1,852,697)
Class R Shares	(101,829)	(7,488)
Class S Shares	(682,039)	(43,861)
Class T Shares	(121,280,339)	(8,746,211)
Net Decrease from Dividends and Distributions to Shareholders	(547,462,451)	(57,252,927)
Capital Share Transactions:
Class A Shares	5,054,535	436,264
Class C Shares	(901,809)	(4,255,541)
Class D Shares	(36,127,720)	(588,451,094)
Class I Shares	40,457,077	4,159,561
Class N Shares	(72,315,932)	(14,029,247)
Class R Shares	(128,855)	(593,752)
Class S Shares	(668,564)	(3,635,851)
Class T Shares	22,649,882	(158,586,632)
Net Increase/(Decrease) from Capital Share Transactions	(41,981,386)	(764,956,292)
Net Increase/(Decrease) in Net Assets	4,712,414,385	3,484,182,938
Net Assets:
Beginning of period	17,203,918,820	13,719,735,882
End of period	$21,916,333,205	$17,203,918,820

See Notes to Financial Statements.

16	MARCH 31, 2024

Janus Henderson Research Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.80	$44.68	$70.69	$59.31	$49.56	$53.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	0.01	(0.10)	(0.15)	0.06	0.14
Net realized and unrealized gain/(loss)	18.10	14.22	(17.06)	13.37	14.75	0.50
Total from Investment Operations	18.04	14.23	(17.16)	13.22	14.81	0.64
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.13)	(0.06)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(5.06)	(4.41)
Net Asset Value, End of Period	$74.94	$58.80	$44.68	$70.69	$59.31	$49.56
Total Return*	31.32%	31.92%	(28.11)%	22.66%	32.14%	2.98%
Net Assets, End of Period (in thousands)	$67,059	$47,978	$36,486	$53,589	$36,300	$29,853
Average Net Assets for the Period (in thousands)	$57,312	$42,314	$48,724	$45,054	$31,223	$28,823
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	0.81%	0.84%	0.86%	0.86%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.81%	0.84%	0.86%	0.86%	0.89%
Ratio of Net Investment Income/(Loss)	(0.18)%	0.01%	(0.16)%	(0.22)%	0.12%	0.30%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Research Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$51.90	$39.79	$64.28	$54.45	$46.06	$50.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.16)	(0.40)	(0.45)	(0.53)	(0.27)	(0.18)
Net realized and unrealized gain/(loss)	15.91	12.62	(15.19)	12.20	13.59	0.41
Total from Investment Operations	15.75	12.22	(15.64)	11.67	13.32	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Net Asset Value, End of Period	$65.75	$51.90	$39.79	$64.28	$54.45	$46.06
Total Return*	31.06%	30.79%	(28.60)%	21.81%	31.20%	2.27%
Net Assets, End of Period (in thousands)	$7,119	$6,441	$8,523	$15,910	$18,502	$19,109
Average Net Assets for the Period (in thousands)	$6,664	$7,894	$12,989	$17,155	$18,763	$21,832
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.71%	1.52%	1.54%	1.55%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.70%	1.52%	1.54%	1.55%	1.57%
Ratio of Net Investment Income/(Loss)	(0.76)%	(0.85)%	(0.85)%	(0.88)%	(0.57)%	(0.39)%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Research Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.62	$45.30	$71.42	$59.86	$49.98	$53.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	0.11	0.02	(0.01)	0.17	0.24
Net realized and unrealized gain/(loss)	18.35	14.41	(17.29)	13.48	14.87	0.50
Total from Investment Operations	18.35	14.52	(17.27)	13.47	15.04	0.74
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.09)	—	(0.07)	(0.23)	(0.15)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.93)	(0.20)	(8.85)	(1.91)	(5.16)	(4.50)
Net Asset Value, End of Period	$76.04	$59.62	$45.30	$71.42	$59.86	$49.98
Total Return*	31.42%	32.18%	(27.96)%	22.89%	32.40%	3.20%
Net Assets, End of Period (in thousands)	$15,974,431	$12,534,833	$10,017,030	$14,715,777	$12,635,778	$10,221,640
Average Net Assets for the Period (in thousands)	$14,181,482	$11,667,368	$13,156,776	$14,113,628	$11,047,912	$9,901,606
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.62%	0.64%	0.66%	0.66%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.62%	0.64%	0.66%	0.66%	0.68%
Ratio of Net Investment Income/(Loss)	0.01%	0.21%	0.03%	(0.02)%	0.32%	0.50%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Research Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.51	$45.23	$71.28	$59.74	$49.89	$53.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.13	0.05	0.02	0.20	0.27
Net realized and unrealized gain/(loss)	18.30	14.39	(17.25)	13.46	14.84	0.48
Total from Investment Operations	18.32	14.52	(17.20)	13.48	15.04	0.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.13)	—	(0.10)	(0.26)	(0.18)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.95)	(0.24)	(8.85)	(1.94)	(5.19)	(4.53)
Net Asset Value, End of Period	$75.88	$59.51	$45.23	$71.28	$59.74	$49.89
Total Return*	31.44%	32.24%	(27.91)%	22.95%	32.47%	3.23%
Net Assets, End of Period (in thousands)	$548,623	$394,958	$298,319	$448,508	$383,533	$340,425
Average Net Assets for the Period (in thousands)	$463,002	$352,581	$396,836	$428,367	$349,367	$339,641
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.60%	0.57%	0.59%	0.61%	0.60%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.57%	0.59%	0.61%	0.60%	0.62%
Ratio of Net Investment Income/(Loss)	0.05%	0.25%	0.08%	0.03%	0.38%	0.56%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Research Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.57	$45.29	$71.32	$59.75	$49.90	$53.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.18	0.09	0.07	0.23	0.31
Net realized and unrealized gain/(loss)	18.33	14.39	(17.27)	13.47	14.85	0.47
Total from Investment Operations	18.37	14.57	(17.18)	13.54	15.08	0.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.18)	—	(0.13)	(0.30)	(0.22)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.98)	(0.29)	(8.85)	(1.97)	(5.23)	(4.57)
Net Asset Value, End of Period	$75.96	$59.57	$45.29	$71.32	$59.75	$49.90
Total Return*	31.50%	32.35%	(27.86)%	23.05%	32.57%	3.31%
Net Assets, End of Period (in thousands)	$368,792	$361,772	$286,346	$432,553	$394,953	$308,922
Average Net Assets for the Period (in thousands)	$332,957	$336,090	$378,504	$426,650	$350,927	$296,644
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.51%	0.49%	0.52%	0.54%	0.53%	0.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.49%	0.52%	0.54%	0.53%	0.54%
Ratio of Net Investment Income/(Loss)	0.13%	0.33%	0.15%	0.11%	0.45%	0.64%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Research Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.67	$44.02	$70.04	$59.04	$49.46	$53.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.20)	(0.22)	(0.35)	(0.42)	(0.18)	(0.05)
Net realized and unrealized gain/(loss)	17.72	13.98	(16.82)	13.26	14.69	0.49
Total from Investment Operations	17.52	13.76	(17.17)	12.84	14.51	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Net Asset Value, End of Period	$73.29	$57.67	$44.02	$70.04	$59.04	$49.46
Total Return*	31.02%	31.33%	(28.41)%	22.10%	31.48%	2.55%
Net Assets, End of Period (in thousands)	$3,877	$3,151	$2,903	$4,226	$4,269	$4,476
Average Net Assets for the Period (in thousands)	$3,529	$3,222	$3,822	$4,354	$4,322	$4,550
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.32%	1.33%	1.34%	1.34%	1.30%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.26%	1.26%	1.27%	1.30%	1.34%	1.30%
Ratio of Net Investment Income/(Loss)	(0.62)%	(0.43)%	(0.60)%	(0.64)%	(0.36)%	(0.11)%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Research Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.23	$43.57	$69.26	$58.25	$48.72	$52.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.09)	(0.20)	(0.26)	(0.03)	0.07
Net realized and unrealized gain/(loss)	17.58	13.86	(16.64)	13.11	14.49	0.48
Total from Investment Operations	17.46	13.77	(16.84)	12.85	14.46	0.55
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Net Asset Value, End of Period	$72.79	$57.23	$43.57	$69.26	$58.25	$48.72
Total Return*	31.16%	31.68%	(28.24)%	22.43%	31.89%	2.82%
Net Assets, End of Period (in thousands)	$25,691	$20,642	$19,124	$30,909	$26,600	$33,835
Average Net Assets for the Period (in thousands)	$23,508	$19,517	$26,683	$29,786	$25,562	$28,972
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	1.01%	1.04%	1.05%	1.03%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.00%	1.03%	1.04%	1.03%	1.05%
Ratio of Net Investment Income/(Loss)	(0.38)%	(0.17)%	(0.35)%	(0.39)%	(0.06)%	0.14%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Research Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.56	$45.23	$71.39	$59.86	$49.98	$53.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.06	(0.04)	(0.08)	0.11	0.20
Net realized and unrealized gain/(loss)	18.33	14.40	(17.27)	13.48	14.89	0.49
Total from Investment Operations	18.30	14.46	(17.31)	13.40	15.00	0.69
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	—	(0.03)	(0.19)	(0.10)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)	(4.35)
Total Dividends and Distributions	(1.90)	(0.13)	(8.85)	(1.87)	(5.12)	(4.45)
Net Asset Value, End of Period	$75.96	$59.56	$45.23	$71.39	$59.86	$49.98
Total Return*	31.35%	32.05%	(28.04)%	22.76%	32.27%	3.07%
Net Assets, End of Period (in thousands)	$4,920,743	$3,834,145	$3,051,003	$4,577,362	$3,940,635	$3,319,149
Average Net Assets for the Period (in thousands)	$4,345,748	$3,541,753	$4,056,851	$4,384,575	$3,505,134	$3,219,617
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.74%	0.77%	0.79%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.72%	0.74%	0.77%	0.76%	0.77%
Ratio of Net Investment Income/(Loss)	(0.10)%	0.11%	(0.07)%	(0.13)%	0.22%	0.41%
Portfolio Turnover Rate	13%	27%	32%	31%	38%	41%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	25

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

26	MARCH 31, 2024

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

Janus Investment Fund	27

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

28	MARCH 31, 2024

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Investment Fund	29

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2024.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.50%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares.

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares’ average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $3,745.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $3.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 9,782,232,955	$ 12,160,393,817	$(33,341,981)	$ 12,127,051,836

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	144,555	$ 9,498,368	207,953	$ 11,056,450
Reinvested dividends and distributions	22,523	1,407,897	1,743	81,942
Shares repurchased	(88,079)	(5,851,730)	(210,369)	(10,702,128)
Net Increase/(Decrease)	78,999	$ 5,054,535	(673)	$ 436,264
Class C Shares:
Shares sold	14,030	$ 825,658	19,188	$ 903,902
Reinvested dividends and distributions	3,883	213,472	532	22,223
Shares repurchased	(33,758)	(1,940,939)	(109,789)	(5,181,666)
Net Increase/(Decrease)	(15,845)	$ (901,809)	(90,069)	$ (4,255,541)
Class D Shares:
Shares sold	1,889,950	$128,698,980	2,597,999	$ 141,234,795
Reinvested dividends and distributions	6,046,330	383,276,847	903,656	43,004,989
Shares repurchased	(8,104,129)	(548,103,547)	(14,384,587)	(772,690,878)
Net Increase/(Decrease)	(167,849)	$ (36,127,720)	(10,882,932)	$(588,451,094)
Class I Shares:
Shares sold	1,053,263	$ 71,616,816	1,507,122	$ 82,174,668
Reinvested dividends and distributions	195,960	12,396,414	30,850	1,464,759
Shares repurchased	(656,573)	(43,556,153)	(1,496,943)	(79,479,866)
Net Increase/(Decrease)	592,650	$ 40,457,077	41,029	$ 4,159,561
Class N Shares:
Shares sold	378,078	$ 25,912,424	674,445	$ 37,073,261
Reinvested dividends and distributions	145,192	9,192,130	38,960	1,850,588
Shares repurchased	(1,741,362)	(107,420,486)	(963,058)	(52,953,096)
Net Increase/(Decrease)	(1,218,092)	$ (72,315,932)	(249,653)	$ (14,029,247)
Class R Shares:
Shares sold	1,888	$ 122,728	5,376	$ 297,112
Reinvested dividends and distributions	1,573	96,321	160	7,408
Shares repurchased	(5,208)	(347,904)	(16,844)	(898,272)
Net Increase/(Decrease)	(1,747)	$ (128,855)	(11,308)	$ (593,752)
Class S Shares:
Shares sold	29,924	$ 1,926,448	37,005	$ 2,005,969
Reinvested dividends and distributions	11,204	680,868	955	43,737
Shares repurchased	(48,895)	(3,275,880)	(116,198)	(5,685,557)
Net Increase/(Decrease)	(7,767)	$ (668,564)	(78,238)	$ (3,635,851)
Class T Shares:
Shares sold	2,960,566	$200,967,323	5,163,622	$ 283,005,328
Reinvested dividends and distributions	1,874,399	118,761,945	180,157	8,571,880
Shares repurchased	(4,426,876)	(297,079,386)	(8,426,142)	(450,163,840)
Net Increase/(Decrease)	408,089	$ 22,649,882	(3,082,363)	$(158,586,632)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,477,526,422	$3,024,753,171	$ -	$ -

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Research Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Research Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Research Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Research Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Research Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	47

Janus Henderson Research Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

48	MARCH 31, 2024

Janus Henderson Research Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	49

Janus Henderson Research Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

50	MARCH 31, 2024

Janus Henderson Research Fund

Notes

NotesPage1

Janus Investment Fund	51

Janus Henderson Research Fund

Notes

NotesPage2

52	MARCH 31, 2024

Janus Henderson Research Fund

Notes

NotesPage3

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93053 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Triton Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Triton Fund

Aaron Schaechterle co-portfolio manager	Jonathan Coleman co-portfolio manager	Scott Stutzman co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Triton Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Williams-Sonoma Inc	0.76%	0.45%	Rentokil Initial PLC (ADR)	2.06%	-1.11%
Immunogen Inc	0.49%	0.41%	ON Semiconductor Corp	1.67%	-0.90%
Biohaven Ltd	0.61%	0.39%	Crown Holdings Inc	2.00%	-0.68%
Carlisle Cos Inc	1.22%	0.33%	Blackbaud Inc	2.20%	-0.36%
Madrigal Pharmaceuticals Inc	0.79%	0.29%	Akero Therapeutics Inc	0.06%	-0.36%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 2500 Growth Index
		Contribution	Average Weight	Average Weight
	Energy	0.87%	1.62%	4.26%
	Utilities	0.33%	0.60%	1.11%
	Financials	0.33%	8.87%	8.65%
	Real Estate	0.17%	0.90%	1.50%
	Health Care	0.08%	24.67%	20.40%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 2500 Growth Index
		Contribution	Average Weight	Average Weight
	Information Technology	-2.71%	19.51%	21.54%
	Industrials	-1.59%	26.13%	19.71%
	Consumer Discretionary	-0.95%	5.27%	13.30%
	Consumer Staples	-0.45%	4.67%	3.88%
	Materials	-0.29%	5.40%	3.62%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Triton Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
SS&C Technologies Holdings Inc
Professional Services	2.3%
Rentokil Initial PLC (ADR)
Commercial Services & Supplies	2.0%
Blackbaud Inc
Software	2.0%
WEX Inc
Diversified Financial Services	1.8%
Teledyne Technologies Inc
Electronic Equipment, Instruments & Components	1.8%
9.9%

Asset Allocation - (% of Net Assets)
Common Stocks	98.5%
Investment Companies	0.9%
Private Placements	0.5%
Investments Purchased with Cash Collateral from Securities Lending	0.2%
Warrants	0.0%
Other	(0.1)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Triton Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	17.15%	14.05%	6.58%	9.11%	10.98%	1.36%	1.32%
Class A Shares at MOP	10.42%	7.50%	5.32%	8.47%	10.64%
Class C Shares at NAV	16.84%	13.42%	6.02%	8.49%	10.26%	1.77%	1.77%
Class C Shares at CDSC	15.84%	12.42%	6.02%	8.49%	10.26%
Class D Shares	17.31%	14.41%	6.92%	9.46%	11.27%	0.80%	0.80%
Class I Shares	17.34%	14.48%	6.96%	9.51%	11.33%	0.77%	0.77%
Class N Shares	17.41%	14.58%	7.07%	9.62%	11.36%	0.67%	0.67%
Class R Shares	16.97%	13.73%	6.27%	8.80%	10.63%	1.41%	1.41%
Class S Shares	17.14%	14.04%	6.53%	9.07%	10.88%	1.16%	1.16%
Class T Shares	17.26%	14.27%	6.81%	9.35%	11.19%	0.91%	0.91%
Russell 2500 Growth Index	22.17%	21.12%	9.39%	9.56%	9.66%
Russell 2000 Growth Index	21.30%	20.35%	7.38%	7.89%	8.49%
Morningstar Quartile - Class T Shares	-	3rd	4th	2nd	1st
Morningstar Ranking - based on total returns for Small Growth Funds	-	435/585	430/552	178/524	14/417

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Triton Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 25, 2005

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Triton Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,171.50	$5.97	$1,000.00	$1,019.50	$5.55	1.10%
Class C Shares	$1,000.00	$1,168.40	$9.11	$1,000.00	$1,016.60	$8.47	1.68%
Class D Shares	$1,000.00	$1,173.10	$4.29	$1,000.00	$1,021.05	$3.99	0.79%
Class I Shares	$1,000.00	$1,173.40	$4.18	$1,000.00	$1,021.15	$3.89	0.77%
Class N Shares	$1,000.00	$1,174.10	$3.59	$1,000.00	$1,021.70	$3.34	0.66%
Class R Shares	$1,000.00	$1,169.70	$7.59	$1,000.00	$1,018.00	$7.06	1.40%
Class S Shares	$1,000.00	$1,171.40	$6.30	$1,000.00	$1,019.20	$5.86	1.16%
Class T Shares	$1,000.00	$1,172.60	$4.89	$1,000.00	$1,020.50	$4.55	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 98.5%
Aerospace & Defense – 1.1%
Axon Enterprise Inc*	251,355	$78,643,952
Auto Components – 0.1%
Quantumscape Corp*	1,006,530	6,331,074
Automobiles – 0.4%
Thor Industries Inc	253,051	29,693,004
Biotechnology – 8.7%
89bio Inc*	1,385,613	16,128,535
Amicus Therapeutics Inc*	1,559,156	18,366,858
Ardelyx Inc*	4,522,506	33,014,294
Ascendis Pharma A/S (ADR)*	325,010	49,131,762
Biohaven Ltd*	1,023,147	55,955,909
Bridgebio Pharma Inc*	435,423	13,463,279
Crinetics Pharmaceuticals Inc*	215,214	10,074,167
IDEAYA Biosciences Inc*	911,531	39,997,980
Insmed Inc*	581,451	15,774,766
Legend Biotech Corp (ADR)*	319,182	17,902,918
Madrigal Pharmaceuticals Inc*	249,835	66,715,938
Neurocrine Biosciences Inc*	347,796	47,968,024
Revolution Medicines Inc*	973,296	31,369,330
Rocket Pharmaceuticals Inc*	485,475	13,078,696
Sarepta Therapeutics Inc*	508,168	65,787,429
Soleno Therapeutics Inc*	466,947	19,985,332
Vaxcyte Inc*	1,219,854	83,328,227
		598,043,444
Building Products – 2.6%
Carlisle Cos Inc	258,308	101,217,990
Zurn Water Solutions Corp	2,306,850	77,210,269
		178,428,259
Capital Markets – 3.3%
Cboe Global Markets Inc	623,915	114,631,903
LPL Financial Holdings Inc	416,405	110,014,201
		224,646,104
Chemicals – 1.5%
Sensient Technologies Corp	1,511,493	104,580,201
Commercial Services & Supplies – 5.0%
Brady Corp	570,937	33,845,145
Clean Harbors Inc*	337,119	67,865,426
Driven Brands Holdings Inc*	2,294,907	36,236,582
MSA Safety Inc	181,184	35,075,411
Rentokil Initial PLC (ADR)	4,655,367	140,359,315
Vestis Corp	1,560,088	30,062,896
		343,444,775
Construction & Engineering – 0.5%
APi Group Corp*	965,925	37,931,875
Construction Materials – 1.6%
Summit Materials Inc*	2,458,217	109,562,732
Containers & Packaging – 2.3%
Crown Holdings Inc	1,386,514	109,895,100
Silgan Holdings Inc	1,016,965	49,383,820
		159,278,920
Diversified Financial Services – 5.2%
Euronet Worldwide Inc*	874,740	96,160,168
Shift4 Payments Inc - Class A*	759,032	50,149,244
Walker & Dunlop Inc	854,139	86,319,287
WEX Inc*	536,509	127,436,983
		360,065,682
Diversified Telecommunication Services – 0.1%
AST SpaceMobile Inc*,#	3,294,328	9,553,551

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electric Utilities – 0.6%
NRG Energy Inc	584,023	$39,532,517
Electrical Equipment – 1.1%
EnerSys	841,080	79,448,417
Electronic Equipment, Instruments & Components – 6.6%
Flex Ltd*	2,692,448	77,030,937
Itron Inc*	457,779	42,353,713
Mirion Technologies Inc*	8,124,296	92,373,245
OSI Systems Inc*	805,432	115,031,798
Teledyne Technologies Inc*	294,750	126,542,070
		453,331,763
Energy Equipment & Services – 0.8%
ChampionX Corp	1,467,955	52,684,905
Food & Staples Retailing – 2.0%
Casey's General Stores Inc	283,791	90,373,244
Grocery Outlet Holding Corp*	1,691,072	48,669,052
		139,042,296
Food Products – 1.2%
Premium Brands Holdings Corp#	957,608	62,572,584
Simply Good Foods Co*	610,484	20,774,770
		83,347,354
Health Care Equipment & Supplies – 8.4%
Glaukos Corp*	1,016,284	95,825,418
Globus Medical Inc*	1,656,123	88,834,438
ICU Medical Inc*	524,731	56,314,131
Lantheus Holdings Inc*	857,769	53,387,543
Neogen Corp*	2,306,461	36,395,955
Shockwave Medical Inc*	189,484	61,701,675
STERIS PLC	366,652	82,430,703
Tandem Diabetes Care Inc*	506,768	17,944,655
Teleflex Inc	393,957	89,101,255
		581,935,773
Health Care Providers & Services – 1.4%
HealthEquity Inc*	663,213	54,138,077
NeoGenomics Inc*	2,383,055	37,461,625
P3 Health Partners Inc*	1,986,861	2,046,467
		93,646,169
Health Care Technology – 0.5%
Doximity Inc - Class A*	1,275,838	34,332,801
Hotels, Restaurants & Leisure – 2.4%
Aramark	2,309,256	75,097,005
Churchill Downs Inc	322,129	39,863,464
Wendy's Co	2,879,375	54,247,425
		169,207,894
Insurance – 0.8%
Axis Capital Holdings Ltd	903,075	58,717,936
Interactive Media & Services – 0.9%
Ziff Davis Inc*	965,955	60,893,803
Life Sciences Tools & Services – 3.5%
Bio-Techne Corp	600,567	42,273,911
Bruker Corp	570,692	53,610,806
Gerresheimer AG	393,842	44,353,107
OmniAb Inc*	4,923,678	26,686,335
OmniAb Inc - 12.5 Earnout*	340,494	1,245,084
OmniAb Inc - 15 Earnout*	340,494	1,086,959
PerkinElmer Inc	394,952	41,469,960
Sotera Health Co*	2,347,169	28,189,500
		238,915,662
Machinery – 4.6%
Chart Industries Inc*	222,005	36,568,664

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery– (continued)
Donaldson Co Inc	1,188,606	$88,765,096
Gates Industrial Corp PLC*	3,998,950	70,821,404
ITT Inc	636,556	86,590,713
Nordson Corp	113,949	31,283,558
		314,029,435
Media – 0.4%
Cable One Inc	64,126	27,133,634
Multiline Retail – 0.4%
Etsy Inc*	370,492	25,460,210
Oil, Gas & Consumable Fuels – 1.1%
Magnolia Oil & Gas Corp	2,838,849	73,668,132
Personal Products – 0.8%
BellRing Brands Inc*	919,242	54,262,855
Pharmaceuticals – 1.9%
Catalent Inc*	1,339,206	75,598,179
Edgewise Therapeutics Inc*	151,247	2,758,745
Ligand Pharmaceuticals Inc*	626,077	45,766,229
Structure Therapeutics Inc (ADR)*	225,135	9,649,286
		133,772,439
Professional Services – 10.3%
Alight Inc - Class A*	12,479,223	122,920,347
Broadridge Financial Solutions Inc	576,056	118,010,832
CACI International Inc - Class A*	108,465	41,089,796
Ceridian HCM Holding Inc*	649,824	43,024,847
Clarivate Analytics PLC*	7,896,059	58,667,718
MAXIMUS Inc	1,075,796	90,259,284
SS&C Technologies Holdings Inc	2,466,367	158,760,044
TriNet Group Inc	563,563	74,666,462
		707,399,330
Road & Rail – 1.4%
Saia Inc*	170,715	99,868,275
Semiconductor & Semiconductor Equipment – 3.2%
Entegris Inc	368,238	51,752,168
MACOM Technology Solutions Holdings Inc*	490,948	46,954,267
ON Semiconductor Corp*	1,391,466	102,342,324
Wolfspeed Inc*	575,740	16,984,330
		218,033,089
Software – 8.6%
Altair Engineering Inc*	641,818	55,292,621
Aspen Technology Inc*	202,592	43,208,822
Blackbaud Inc*	1,865,816	138,331,598
Clearwater Analytics Holdings Inc - Class A*	1,453,256	25,708,099
Consensus Cloud Solutions Inc*	923,181	14,641,651
Dynatrace Inc*	1,729,774	80,330,705
Envestnet Inc*	746,668	43,239,544
LiveRamp Holdings Inc*	1,983,716	68,438,202
Nice Ltd (ADR)*	238,132	62,061,962
Pagerduty Inc*	2,653,401	60,179,135
		591,432,339
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	573,800	68,517,458
Specialty Retail – 1.5%
Leslie's Inc*	6,424,778	41,761,057
Williams-Sonoma Inc#	198,958	63,175,134
		104,936,191
Textiles, Apparel & Luxury Goods – 0.7%
On Holding AG - Class A*	1,322,186	46,778,941
Total Common Stocks (cost $4,235,594,305)		6,790,533,191

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Private Placements– 0.5%
Professional Services – 0.2%
IntelyCare Inc*,¢,§	1,023,958	$10,093,768
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	5,690,559
Loadsmart Inc - Series D*,¢,§	1,075,313	16,218,086
		21,908,645
Total Private Placements (cost $53,756,971)		32,002,413
Warrants– 0%
Electrical Equipment – 0%
Amprius Technologies Inc, expires 9/14/27*	1,884,063	471,016
Wallbox NV - Class A, expires 12/31/26*	665,780	133,156
Total Warrants (cost $1,753,575)		604,172
Investment Companies– 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $59,990,621)	59,978,625	59,990,621
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	9,337,796	9,337,796
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$2,334,449	2,334,449
Total Investments Purchased with Cash Collateral from Securities Lending (cost $11,672,245)		11,672,245
Total Investments (total cost $4,362,767,717) – 100.1%		6,894,802,642
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(4,030,433)
Net Assets – 100%		$6,890,772,209

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,489,411,815	94.1%
United Kingdom	140,359,315	2.0
Canada	62,572,584	0.9
Israel	62,061,962	0.9
Denmark	49,131,762	0.7
Switzerland	46,778,941	0.7
Germany	44,353,107	0.7
Spain	133,156	0.0

Total	$6,894,802,642	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/24
Common Stocks - 0.0%
Biotechnology - N/A
Eagle Pharmaceuticals Inc/DE	$-	$(42,890,142)	$35,433,260	$-
Pharmaceuticals - N/A
Ligand Pharmaceuticals Inc*,š	-	(2,272,853)	14,429,226	N/A
Total Common Stocks	$-	$(45,162,995)	$49,862,486	$-
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	1,022,972	-	(1,959)	59,990,621
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	192,383∆	-	-	9,337,796
Total Affiliated Investments - 1.1%	$1,215,355	$(45,162,995)	$49,860,527	$69,328,417

(1) For securities that were affiliated for a portion of the period ended March 31, 2024, this column reflects amounts for the entire period ended March 31, 2024 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Common Stocks - 0.0%
Biotechnology - N/A
Eagle Pharmaceuticals Inc/DE	11,237,040	-	(3,780,158)	-
Pharmaceuticals - N/A
Ligand Pharmaceuticals Inc*,š	53,802,528	-	(20,192,672)	45,766,229
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	19,587,578	590,785,087	(550,380,085)	59,990,621
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	14,157,917	106,733,248	(111,553,369)	9,337,796

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/18/24	41,885,000	$(53,310,822)	$(452,186)
British Pound	4/18/24	(2,011,000)	2,558,675	20,804
Canadian Dollar	4/18/24	4,526,000	(3,386,675)	(44,088)
Euro	4/18/24	730,000	(786,195)	1,787
Euro	4/18/24	2,837,000	(3,119,872)	(57,535)
Euro	4/18/24	(2,425,000)	2,642,006	24,394

				(506,824)
Barclays Capital, Inc.:
British Pound	4/18/24	6,809,000	(8,681,027)	(88,107)
British Pound	4/18/24	(14,329,000)	18,384,717	301,598
Canadian Dollar	4/18/24	2,042,000	(1,507,454)	624
Canadian Dollar	4/18/24	(14,644,000)	10,956,895	141,860
Euro	4/18/24	(8,009,000)	8,814,545	169,410

				525,385
BNP Paribas:
Euro	4/18/24	600,000	(660,068)	(12,412)
Citibank, National Association:
British Pound	4/18/24	(68,003,000)	86,598,502	779,096
Canadian Dollar	4/18/24	(6,426,000)	4,807,909	62,115
Euro	4/18/24	(7,079,000)	7,789,543	148,275

				989,486
Goldman Sachs & Co. LLC:
British Pound	4/18/24	(4,425,000)	5,634,353	50,027
Canadian Dollar	4/18/24	1,828,000	(1,351,487)	(1,454)
Canadian Dollar	4/18/24	(859,000)	642,589	8,192
Euro	4/18/24	(2,102,000)	2,313,209	44,252

				101,017
HSBC Securities (USA), Inc.:
British Pound	4/18/24	2,236,000	(2,812,348)	9,472
British Pound	4/18/24	(5,337,000)	6,794,587	59,322
Canadian Dollar	4/18/24	(17,647,000)	13,203,124	170,283
Euro	4/18/24	1,505,000	(1,621,896)	2,642
Euro	4/18/24	3,937,000	(4,298,875)	(49,168)
Euro	4/18/24	(1,859,000)	2,046,737	40,081

				232,632

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
British Pound	4/18/24	12,974,000	$(16,517,435)	(144,320)
British Pound	4/18/24	(4,260,000)	5,360,439	(15,657)
Canadian Dollar	4/18/24	(15,857,000)	11,861,270	150,398
Euro	4/18/24	3,116,000	(3,430,228)	(66,732)
Euro	4/18/24	(7,332,000)	7,974,959	60,596

				(15,715)
Morgan Stanley & Co. International PLC:
British Pound	4/18/24	2,824,000	(3,546,486)	17,386
British Pound	4/18/24	8,408,000	(10,667,580)	(56,731)
British Pound	4/18/24	(6,469,000)	8,210,470	46,630
Canadian Dollar	4/18/24	1,977,000	(1,458,065)	2,009
Canadian Dollar	4/18/24	50,000	(37,404)	(477)
Canadian Dollar	4/18/24	(3,761,000)	2,792,702	15,090
Euro	4/18/24	451,000	(496,062)	(9,240)
Euro	4/18/24	(5,267,000)	5,719,000	33,653
Euro	4/18/24	(1,928,000)	2,078,952	(2,183)

				46,137
State Street Bank and Trust Company:
British Pound	4/18/24	3,116,000	(3,940,755)	(8,381)
British Pound	4/18/24	(78,938,000)	100,647,006	1,027,691
Canadian Dollar	4/18/24	2,099,000	(1,554,013)	(3,838)
Canadian Dollar	4/18/24	(16,818,000)	12,582,748	162,148
Euro	4/18/24	485,000	(534,082)	(10,560)
Euro	4/18/24	(8,638,000)	9,417,938	93,843

				1,260,903
Total				$2,620,609

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$ 3,643,678

Liability Derivatives:
Forward foreign currency exchange contracts	$ 1,023,069

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ 7,312,407

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ (11,113,347)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$107,691,780
Average amounts sold - in USD	315,792,533

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2024

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$46,985	$(46,985)	$—	$—
Barclays Capital, Inc.	613,492	(88,107)	—	525,385
Citibank, National Association	989,486	—	—	989,486
Goldman Sachs & Co. LLC	102,471	(1,454)	—	101,017
HSBC Securities (USA), Inc.	281,800	(49,168)	—	232,632
JPMorgan Chase Bank, National Association	11,436,322	(210,994)	(11,225,328)	—
Morgan Stanley & Co. International PLC	114,768	(68,631)	—	46,137
State Street Bank and Trust Company	1,283,682	(22,779)	—	1,260,903

Total	$14,869,006	$(488,118)	$(11,225,328)	$3,155,560
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$553,809	$(46,985)	$—	$506,824
Barclays Capital, Inc.	88,107	(88,107)	—	—
BNP Paribas	12,412	—	—	12,412
Goldman Sachs & Co. LLC	1,454	(1,454)	—	—
HSBC Securities (USA), Inc.	49,168	(49,168)	—	—
JPMorgan Chase Bank, National Association	226,709	(210,994)	—	15,715
Morgan Stanley & Co. International PLC	68,631	(68,631)	—	—
State Street Bank and Trust Company	22,779	(22,779)	—	—

Total	$1,023,069	$(488,118)	$—	$534,951
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Triton Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Growth Index	Russell 2000® Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
Russell 2500TM Growth Index	Russell 2500TM Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $32,002,413, which represents 0.5% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2024.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
IntelyCare Inc	3/29/22	$25,081,954	$10,093,768	0.2%
Loadsmart Inc - Series A	1/4/22	7,168,757	5,690,559	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	16,218,086	0.2
Total		$53,756,971	$32,002,413	0.5%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

Janus Investment Fund	15

Janus Henderson Triton Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$236,583,619	$2,332,043	$-
All Other	6,551,617,529	-	-
Private Placements	-	-	32,002,413
Warrants	604,172	-	-
Investment Companies	-	59,990,621	-
Investments Purchased with Cash Collateral from Securities Lending	-	11,672,245	-
Total Investments in Securities	$6,788,805,320	$73,994,909	$32,002,413
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,643,678	-
Total Assets	$6,788,805,320	$77,638,587	$32,002,413
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,023,069	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

16	MARCH 31, 2024

Janus Henderson Triton Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $4,293,439,300)(1)	$6,825,474,225
Affiliated investments, at value (cost $69,328,417)	69,328,417
Cash	189,606
Forward foreign currency exchange contracts	3,643,678
Trustees' deferred compensation	190,940
Receivables:
Investments sold	46,835,947
Fund shares sold	4,300,912
Dividends	1,782,131
Foreign tax reclaims	201,263
Dividends from affiliates	141,018
Other assets	52,136
Total Assets	6,952,140,273
Liabilities:
Collateral for securities loaned (Note 3)	11,672,245
Forward foreign currency exchange contracts	1,023,069
Payables:	—
Investments purchased	30,241,339
Fund shares repurchased	13,186,820
Advisory fees	3,679,852
Transfer agent fees and expenses	859,533
12b-1 Distribution and shareholder servicing fees	204,773
Trustees' deferred compensation fees	190,940
Professional fees	53,807
Trustees' fees and expenses	35,042
Affiliated fund administration fees payable	14,374
Custodian fees	11,810
Accrued expenses and other payables	194,460
Total Liabilities	61,368,064
Commitments and contingent liabilities (Note 4)
Net Assets	$6,890,772,209

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Triton Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,004,056,070
Total distributable earnings (loss)	2,886,716,139
Total Net Assets	$6,890,772,209
Net Assets - Class A Shares	$274,160,813
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,568,497
Net Asset Value Per Share(2)	$25.94
Maximum Offering Price Per Share(3)	$27.52
Net Assets - Class C Shares	$11,946,445
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	545,320
Net Asset Value Per Share(2)	$21.91
Net Assets - Class D Shares	$977,329,743
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	35,455,300
Net Asset Value Per Share	$27.57
Net Assets - Class I Shares	$971,918,102
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,810,401
Net Asset Value Per Share	$27.92
Net Assets - Class N Shares	$2,633,617,163
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	93,066,164
Net Asset Value Per Share	$28.30
Net Assets - Class R Shares	$207,039,722
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,562,610
Net Asset Value Per Share	$24.18
Net Assets - Class S Shares	$238,090,293
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,345,698
Net Asset Value Per Share	$25.48
Net Assets - Class T Shares	$1,576,669,928
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	58,362,365
Net Asset Value Per Share	$27.02

(1) Includes $11,225,328 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Triton Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$19,682,928
Dividends from affiliates	1,022,972
Affiliated securities lending income, net	192,383
Unaffiliated securities lending income, net	46,079
Other income	14,606
Foreign tax withheld	(174,047)
Total Investment Income	20,784,921
Expenses:
Advisory fees	20,701,279
12b-1 Distribution and shareholder servicing fees:
Class A Shares	327,160
Class C Shares	52,929
Class R Shares	479,839
Class S Shares	284,388
Transfer agent administrative fees and expenses:
Class D Shares	517,581
Class R Shares	241,107
Class S Shares	284,106
Class T Shares	1,864,008
Transfer agent networking and omnibus fees:
Class A Shares	602,949
Class C Shares	4,138
Class I Shares	505,640
Other transfer agent fees and expenses:
Class A Shares	6,984
Class C Shares	256
Class D Shares	49,019
Class I Shares	20,875
Class N Shares	49,039
Class R Shares	2,376
Class S Shares	1,513
Class T Shares	6,790
Shareholder reports expense	121,657
Registration fees	98,914
Affiliated fund administration fees	80,864
Trustees’ fees and expenses	67,891
Professional fees	48,415
Custodian fees	27,520
Other expenses	199,066
Total Expenses	26,646,303
Less: Excess Expense Reimbursement and Waivers	(389,188)
Net Expenses	26,257,115
Net Investment Income/(Loss)	(5,472,194)

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Triton Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions(1)	$417,102,786
Investments in affiliates	(45,162,995)
Forward foreign currency exchange contracts	7,312,407
Total Net Realized Gain/(Loss) on Investments	379,252,198
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	640,227,194
Investments in affiliates	49,860,527
Forward foreign currency exchange contracts	(11,113,347)
Total Change in Unrealized Net Appreciation/Depreciation	678,974,374
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,052,754,378

(1) Includes $4,974,040 of realized gains and losses resulting from a redemption-in-kind during the period ended March 31, 2024.

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Triton Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$(5,472,194)	$(5,228,420)
Net realized gain/(loss) on investments	379,252,198	561,580,142
Change in unrealized net appreciation/depreciation	678,974,374	235,621,116
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,052,754,378	791,972,838
Dividends and Distributions to Shareholders:
Class A Shares	(19,456,859)	(17,964,474)
Class C Shares	(997,791)	(1,339,127)
Class D Shares	(63,809,901)	(53,671,559)
Class I Shares	(66,697,940)	(68,298,977)
Class N Shares	(168,010,363)	(149,713,854)
Class R Shares	(15,324,147)	(12,943,552)
Class S Shares	(17,173,162)	(15,468,292)
Class T Shares	(108,167,774)	(98,199,980)
Net Decrease from Dividends and Distributions to Shareholders	(459,637,937)	(417,599,815)
Capital Share Transactions:
Class A Shares	(13,640,437)	(25,363,068)
Class C Shares	(413,733)	(8,124,368)
Class D Shares	2,901,938	(19,724,884)
Class I Shares	(69,888,875)	(264,650,859)
Class N Shares	(7,865,126)	(223,648,887)
Class R Shares	3,281,470	(8,394,099)
Class S Shares	(6,880,010)	(20,324,480)
Class T Shares	(51,135,317)	(181,262,198)
Net Increase/(Decrease) from Capital Share Transactions	(143,640,090)	(751,492,843)
Net Increase/(Decrease) in Net Assets	449,476,351	(377,119,820)
Net Assets:
Beginning of period	6,441,295,858	6,818,415,678
End of period	$6,890,772,209	$6,441,295,858

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Triton Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.95	$23.01	$38.38	$30.01	$29.95	$33.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.09)	(0.19)	(0.26)	(0.16)	(0.08)
Net realized and unrealized gain/(loss)	3.90	2.55	(8.25)	10.22	1.55	(1.19)
Total from Investment Operations	3.84	2.46	(8.44)	9.96	1.39	(1.27)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$25.94	$23.95	$23.01	$38.38	$30.01	$29.95
Total Return*	17.15%	11.02%	(26.63)%	33.41%	4.64%	(2.69)%
Net Assets, End of Period (in thousands)	$274,161	$265,744	$277,727	$467,269	$416,036	$491,045
Average Net Assets for the Period (in thousands)	$263,028	$294,438	$376,354	$494,458	$430,974	$501,143
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.37%	1.36%	1.30%	1.29%	1.35%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.12%	1.12%	1.10%	1.12%	1.12%
Ratio of Net Investment Income/(Loss)	(0.46)%	(0.38)%	(0.65)%	(0.69)%	(0.57)%	(0.28)%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Triton Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.56	$20.05	$34.49	$27.23	$27.45	$30.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.18)	(0.31)	(0.42)	(0.30)	(0.23)
Net realized and unrealized gain/(loss)	3.31	2.21	(7.20)	9.27	1.41	(1.14)
Total from Investment Operations	3.20	2.03	(7.51)	8.85	1.11	(1.37)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$21.91	$20.56	$20.05	$34.49	$27.23	$27.45
Total Return*	16.84%	10.47%	(26.99)%	32.72%	4.02%	(3.26)%
Net Assets, End of Period (in thousands)	$11,946	$11,573	$18,940	$49,738	$97,105	$150,431
Average Net Assets for the Period (in thousands)	$11,424	$16,028	$33,240	$75,187	$124,872	$168,909
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.68%	1.59%	1.60%	1.65%	1.70%	1.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.59%	1.60%	1.65%	1.70%	1.68%
Ratio of Net Investment Income/(Loss)	(1.05)%	(0.86)%	(1.15)%	(1.25)%	(1.14)%	(0.84)%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Triton Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.30	$24.15	$39.82	$30.99	$30.79	$33.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.01)	(0.10)	(0.14)	(0.07)	0.01
Net realized and unrealized gain/(loss)	4.14	2.68	(8.64)	10.56	1.60	(1.21)
Total from Investment Operations	4.12	2.67	(8.74)	10.42	1.53	(1.20)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$27.57	$25.30	$24.15	$39.82	$30.99	$30.79
Total Return*	17.35%	11.39%	(26.39)%	33.85%	4.98%	(2.41)%
Net Assets, End of Period (in thousands)	$977,330	$890,168	$864,531	$1,289,904	$1,057,332	$1,191,950
Average Net Assets for the Period (in thousands)	$910,619	$938,887	$1,111,102	$1,297,945	$1,088,543	$1,183,056
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of Net Investment Income/(Loss)	(0.15)%	(0.06)%	(0.32)%	(0.37)%	(0.25)%	0.04%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Triton Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.60	$24.41	$40.17	$31.24	$31.02	$34.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.01)	(0.09)	(0.13)	(0.06)	0.02
Net realized and unrealized gain/(loss)	4.19	2.72	(8.74)	10.65	1.61	(1.21)
Total from Investment Operations	4.17	2.71	(8.83)	10.52	1.55	(1.19)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$27.92	$25.60	$24.41	$40.17	$31.24	$31.02
Total Return*	17.34%	11.43%	(26.38)%	33.90%	5.00%	(2.36)%
Net Assets, End of Period (in thousands)	$971,918	$957,122	$1,154,792	$2,082,427	$1,953,114	$2,235,807
Average Net Assets for the Period (in thousands)	$935,110	$1,106,238	$1,607,957	$2,243,961	$2,022,112	$2,206,658
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.77%	0.76%	0.75%	0.76%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.76%	0.75%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	(0.13)%	(0.04)%	(0.30)%	(0.34)%	(0.21)%	0.08%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Triton Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.90	$24.66	$40.48	$31.44	$31.18	$34.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	0.02	(0.06)	(0.10)	(0.03)	0.05
Net realized and unrealized gain/(loss)	4.25	2.74	(8.83)	10.73	1.62	(1.21)
Total from Investment Operations	4.25	2.76	(8.89)	10.63	1.59	(1.16)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$28.30	$25.90	$24.66	$40.48	$31.44	$31.18
Total Return*	17.45%	11.52%	(26.32)%	34.04%	5.11%	(2.26)%
Net Assets, End of Period (in thousands)	$2,633,617	$2,408,276	$2,485,743	$4,412,467	$3,824,419	$3,848,034
Average Net Assets for the Period (in thousands)	$2,462,479	$2,644,853	$3,483,140	$4,658,162	$3,817,816	$3,452,214
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.02)%	0.08%	(0.20)%	(0.25)%	(0.12)%	0.17%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

26	MARCH 31, 2024

Janus Henderson Triton Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.48	$21.74	$36.75	$28.86	$28.94	$32.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.15)	(0.26)	(0.35)	(0.24)	(0.16)
Net realized and unrealized gain/(loss)	3.64	2.41	(7.82)	9.83	1.49	(1.17)
Total from Investment Operations	3.55	2.26	(8.08)	9.48	1.25	(1.33)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$24.18	$22.48	$21.74	$36.75	$28.86	$28.94
Total Return*	16.97%	10.73%	(26.87)%	33.06%	4.30%	(2.97)%
Net Assets, End of Period (in thousands)	$207,040	$188,079	$188,832	$293,567	$281,907	$325,507
Average Net Assets for the Period (in thousands)	$193,921	$201,211	$248,880	$316,824	$295,035	$341,001
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.41%	1.41%	1.40%	1.41%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.41%	1.41%	1.40%	1.41%	1.41%
Ratio of Net Investment Income/(Loss)	(0.76)%	(0.67)%	(0.94)%	(0.99)%	(0.86)%	(0.57)%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Triton Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.56	$22.67	$37.93	$29.68	$29.65	$32.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.10)	(0.21)	(0.28)	(0.17)	(0.09)
Net realized and unrealized gain/(loss)	3.83	2.51	(8.12)	10.12	1.53	(1.19)
Total from Investment Operations	3.77	2.41	(8.33)	9.84	1.36	(1.28)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$25.48	$23.56	$22.67	$37.93	$29.68	$29.65
Total Return*	17.14%	10.97%	(26.66)%	33.37%	4.58%	(2.75)%
Net Assets, End of Period (in thousands)	$238,090	$225,745	$234,961	$452,832	$450,947	$520,950
Average Net Assets for the Period (in thousands)	$228,530	$247,711	$338,266	$498,603	$471,543	$541,037
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.52)%	(0.42)%	(0.69)%	(0.75)%	(0.61)%	(0.32)%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

28	MARCH 31, 2024

Janus Henderson Triton Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.84	$23.76	$39.34	$30.67	$30.51	$33.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.04)	(0.13)	(0.19)	(0.10)	(0.02)
Net realized and unrealized gain/(loss)	4.06	2.64	(8.52)	10.45	1.59	(1.21)
Total from Investment Operations	4.03	2.60	(8.65)	10.26	1.49	(1.23)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)	(1.90)
Net Asset Value, End of Period	$27.02	$24.84	$23.76	$39.34	$30.67	$30.51
Total Return*	17.31%	11.27%	(26.50)%	33.67%	4.89%	(2.52)%
Net Assets, End of Period (in thousands)	$1,576,670	$1,494,589	$1,592,889	$2,670,126	$2,379,045	$2,881,377
Average Net Assets for the Period (in thousands)	$1,499,423	$1,636,791	$2,140,397	$2,809,155	$2,557,135	$2,940,071
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.26)%	(0.16)%	(0.44)%	(0.49)%	(0.35)%	(0.07)%
Portfolio Turnover Rate	10%	19%	8%	24%	32%	26%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Effective July 18, 2022, the Fund reopened to all new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $11,225,328. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $11,672,245, resulting in the net amount due from the counterparty of $446,917.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its

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Notes to Financial Statements (unaudited)

affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, of up to 0.50% of the Class R Shares' average daily net assets, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or

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Notes to Financial Statements (unaudited)

shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2024, the Distributor retained upfront sales charges of $2,905.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2024, redeeming shareholders of Class C Shares paid CDSCs of $439.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an

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Notes to Financial Statements (unaudited)

affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2024, the Fund engaged in cross trades amounting to $3,907,011 in purchases.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 4,365,997,770	$2,885,393,859	$(356,588,987)	$ 2,528,804,872

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 3,643,678	$ (1,023,069)	$ 2,620,609

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,069,466	$ 25,398,925	2,017,248	$ 49,028,187
Reinvested dividends and distributions	540,497	12,280,092	496,850	11,338,124
Shares repurchased	(2,138,317)	(51,319,454)	(3,486,777)	(85,729,379)
Net Increase/(Decrease)	(528,354)	$ (13,640,437)	(972,679)	$ (25,363,068)
Class C Shares:
Shares sold	41,789	$ 862,902	86,656	$ 1,854,792
Reinvested dividends and distributions	49,700	955,232	66,657	1,311,143
Shares repurchased	(109,003)	(2,231,867)	(535,059)	(11,290,303)
Net Increase/(Decrease)	(17,514)	$ (413,733)	(381,746)	$ (8,124,368)
Class D Shares:
Shares sold	615,540	$ 15,850,519	919,270	$ 23,926,367
Reinvested dividends and distributions	2,544,728	61,353,405	2,153,271	51,764,626
Shares repurchased	(2,895,049)	(74,301,986)	(3,680,517)	(95,415,877)
Net Increase/(Decrease)	265,219	$ 2,901,938	(607,976)	$ (19,724,884)
Class I Shares:
Shares sold	3,485,479	$ 89,315,169	5,756,050	$ 150,808,274
Reinvested dividends and distributions	2,419,822	59,092,059	2,549,500	62,003,849
Shares repurchased	(8,487,827)	(218,296,103)	(18,214,407)	(477,462,982)
Net Increase/(Decrease)	(2,582,526)	$ (69,888,875)	(9,908,857)	$ (264,650,859)
Class N Shares:
Shares sold	6,878,415	$ 179,602,127	15,807,818	$ 418,825,837
Reinvested dividends and distributions	6,439,958	159,388,955	5,765,645	141,834,865
Shares repurchased	(13,220,203)	(346,856,208)	(29,388,607)	(784,309,589)
Net Increase/(Decrease)	98,170	$ (7,865,126)	(7,815,144)	$ (223,648,887)
Class R Shares:
Shares sold	480,644	$ 10,794,584	910,689	$ 21,144,215
Reinvested dividends and distributions	718,463	15,224,241	599,036	12,861,310
Shares repurchased	(1,004,448)	(22,737,355)	(1,826,536)	(42,399,624)
Net Increase/(Decrease)	194,659	$ 3,281,470	(316,811)	$ (8,394,099)
Class S Shares:
Shares sold	528,768	$ 12,529,783	1,030,153	$ 24,888,290
Reinvested dividends and distributions	753,953	16,820,691	675,912	15,174,226
Shares repurchased	(1,520,086)	(36,230,484)	(2,489,096)	(60,386,996)
Net Increase/(Decrease)	(237,365)	$ (6,880,010)	(783,031)	$ (20,324,480)
Class T Shares:
Shares sold	2,333,274	$ 58,222,642	3,632,560	$ 92,531,273
Reinvested dividends and distributions	4,508,622	106,583,816	4,090,248	96,652,553
Shares repurchased	(8,647,493)	(215,941,775)	(14,582,073)	(370,446,024)
Net Increase/(Decrease)	(1,805,597)	$ (51,135,317)	(6,859,265)	$ (181,262,198)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$638,244,061	$1,256,833,375	$ -	$ -

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Triton Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Triton Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Triton Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Triton Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	55

Janus Henderson Triton Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

56	MARCH 31, 2024

Janus Henderson Triton Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93054 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson U.S. Dividend Income Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson U.S. Dividend Income Fund

Jeremiah Buckley portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson U.S. Dividend Income Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Broadcom Inc	1.81%	0.59%	Air Products & Chemicals Inc	1.23%	-0.57%
International Business Machines Corp	4.03%	0.55%	Chevron Corp	3.25%	-0.54%
Lam Research Corp	1.74%	0.53%	Comcast Corp - Class A	3.01%	-0.47%
American Express Co	1.81%	0.44%	Gilead Sciences Inc	3.02%	-0.46%
Target Corp	1.15%	0.43%	Cisco Systems Inc	2.40%	-0.46%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 1000 Value Index
		Contribution	Average Weight	Average Weight
	Information Technology	0.57%	18.68%	9.36%
	Consumer Staples	0.46%	13.17%	8.03%
	Utilities	0.24%	0.00%	4.82%
	Real Estate	0.15%	0.00%	4.80%
	Health Care	0.02%	15.00%	14.82%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 1000 Value Index
		Contribution	Average Weight	Average Weight
	Industrials	-1.51%	12.71%	13.75%
	Consumer Discretionary	-0.81%	7.82%	4.99%
	Communication Services	-0.69%	3.01%	4.78%
	Materials	-0.58%	1.23%	4.79%
	Energy	-0.44%	7.45%	8.15%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson U.S. Dividend Income Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
JPMorgan Chase & Co
Banks	4.5%
International Business Machines Corp
Information Technology Services	4.3%
CME Group Inc
Capital Markets	3.5%
Sysco Corp
Food & Staples Retailing	3.3%
Chevron Corp
Oil, Gas & Consumable Fuels	3.1%
18.7%

Asset Allocation - (% of Net Assets)
Common Stocks	99.7%
Investment Companies	0.3%
Other	(0.0)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024				Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class D Shares	15.92%	14.14%	12.04%	10.39%	0.91%
Class I Shares	16.00%	14.30%	12.16%	16.44%	0.79%
Class N Shares	16.00%	14.30%	12.17%	2.00%	0.76%
Russell 1000 Value Index	19.34%	20.27%	17.71%
Morningstar Quartile - Class I Shares	-	4th	4th
Morningstar Ranking - based on total returns for Large Cap Value	-	1,075/1,207	1,021/1,203

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Until the earlier of three years from inception or the Fund’s assets meeting the first fee breakpoint, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Janus Investment Fund	3

Janus Henderson U.S. Dividend Income Fund (unaudited)

Performance

*The Fund’s inception date – December 20, 2022

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class D Shares	$1,000.00	$1,159.20	$4.75	$1,000.00	$1,020.60	$4.45	0.88%
Class I Shares	$1,000.00	$1,160.00	$4.10	$1,000.00	$1,021.20	$3.84	0.76%
Class N Shares	$1,000.00	$1,160.00	$4.10	$1,000.00	$1,021.20	$3.84	0.76%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson U.S. Dividend Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 99.7%
Aerospace & Defense – 2.1%
General Dynamics Corp	2,002	$565,545
Air Freight & Logistics – 1.0%
United Parcel Service Inc	1,793	266,494
Banks – 8.0%
Bank of America Corp	18,263	692,533
JPMorgan Chase & Co	6,204	1,242,661
US Bancorp	6,097	272,536
		2,207,730
Beverages – 2.3%
Coca-Cola Co	5,126	313,609
PepsiCo Inc	1,798	314,668
		628,277
Biotechnology – 6.7%
AbbVie Inc	3,033	552,309
Amgen Inc	2,033	578,023
Gilead Sciences Inc	9,698	710,378
		1,840,710
Capital Markets – 8.2%
Charles Schwab Corp	4,772	345,206
CME Group Inc	4,493	967,298
Goldman Sachs Group Inc	1,002	418,525
Morgan Stanley	5,712	537,842
		2,268,871
Commercial Services & Supplies – 1.6%
Waste Management Inc	2,104	448,468
Communications Equipment – 1.8%
Cisco Systems Inc	10,178	507,984
Consumer Finance – 2.2%
American Express Co	2,606	593,360
Electrical Equipment – 0.9%
Rockwell Automation Inc	859	250,252
Energy Equipment & Services – 1.3%
Schlumberger Ltd	6,613	362,459
Food & Staples Retailing – 4.7%
Sysco Corp	11,048	896,877
Target Corp	2,216	392,697
		1,289,574
Food Products – 1.6%
Hershey Co	2,328	452,796
Health Care Equipment & Supplies – 5.2%
Abbott Laboratories	5,204	591,487
Medtronic PLC	9,666	842,392
		1,433,879
Health Care Providers & Services – 1.8%
UnitedHealth Group Inc	1,025	507,067
Hotels, Restaurants & Leisure – 3.7%
McDonald's Corp	1,798	506,946
Starbucks Corp	5,645	515,897
		1,022,843
Household Durables – 1.8%
Garmin Ltd	3,257	484,870
Household Products – 2.6%
Procter & Gamble Co	4,362	707,734
Industrial Conglomerates – 1.5%
Honeywell International Inc	1,964	403,111
Information Technology Services – 6.0%
Accenture PLC	1,283	444,701

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– (continued)
Information Technology Services– (continued)
International Business Machines Corp	6,245	$1,192,545
		1,637,246
Insurance – 3.8%
Marsh & McLennan Cos Inc	2,216	456,452
Travelers Cos Inc	2,566	590,539
		1,046,991
Machinery – 2.7%
Cummins Inc	1,424	419,582
Illinois Tool Works Inc	1,174	315,019
		734,601
Media – 2.7%
Comcast Corp - Class A	17,410	754,723
Oil, Gas & Consumable Fuels – 5.9%
Chevron Corp	5,361	845,644
ConocoPhillips	6,115	778,317
		1,623,961
Pharmaceuticals – 2.2%
Merck & Co Inc	4,686	618,318
Professional Services – 2.5%
Paychex Inc	5,619	690,013
Semiconductor & Semiconductor Equipment – 9.4%
Broadcom Inc	437	579,204
Lam Research Corp	593	576,141
NXP Semiconductors NV	2,701	669,227
Texas Instruments Inc	4,365	760,427
		2,584,999
Software – 2.2%
Oracle Corp	4,713	592,000
Specialty Retail – 2.1%
Home Depot Inc	1,503	576,551
Textiles, Apparel & Luxury Goods – 1.2%
NIKE Inc - Class B	3,621	340,302
Total Common Stocks (cost $24,186,242)		27,441,729
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $75,664)	75,649	75,664
Total Investments (total cost $24,261,906) – 100.0%		27,517,393
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(5,050)
Net Assets – 100%		$27,512,343

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson U.S. Dividend Income Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$3,710	$(5)	$(12)	$75,664

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	165,317	3,657,531	(3,747,167)	75,664

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Value Index	Russell 1000® Value Index reflects the performance of U.S. large-cap equities with lower price-to-book ratios and lower expected growth values.

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$27,441,729	$-	$-
Investment Companies	-	75,664	-
Total Assets	$27,441,729	$75,664	$-

Janus Investment Fund	9

Janus Henderson U.S. Dividend Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Assets:
Unaffiliated investments, at value (cost $24,186,242)	$27,441,729
Affiliated investments, at value (cost $75,664)	75,664
Cash	22,875
Trustees' deferred compensation	757
Receivables:
Fund shares sold	46,048
Dividends	26,137
Dividends from affiliates	791
Foreign tax reclaims	466
Other assets	120
Total Assets	27,614,587
Liabilities:
Payables:	—
Professional fees	41,125
Fund shares repurchased	6,388
Dividends	6,386
Advisory fees	1,988
Custodian fees	1,923
Transfer agent fees and expenses	1,051
Trustees' deferred compensation fees	757
Trustees' fees and expenses	111
Affiliated fund administration fees payable	56
Accrued expenses and other payables	42,459
Total Liabilities	102,244
Commitments and contingent liabilities (Note 3)
Net Assets	$27,512,343
Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,626,745
Total distributable earnings (loss)	2,885,598
Total Net Assets	$27,512,343
Net Assets - Class D Shares	$8,171,661
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	721,207
Net Asset Value Per Share	$11.33
Net Assets - Class I Shares	$345,003
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,458
Net Asset Value Per Share	$11.33
Net Assets - Class N Shares	$18,995,679
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,677,101
Net Asset Value Per Share	$11.33

See Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$326,731
Dividends from affiliates	3,710
Other income	47
Foreign tax withheld	(1,262)
Total Investment Income	329,226
Expenses:
Advisory fees	67,999
Transfer agent administrative fees and expenses:
Class D Shares	2,703
Transfer agent networking and omnibus fees:
Class I Shares	6
Other transfer agent fees and expenses:
Class D Shares	438
Class I Shares	9
Class N Shares	662
Registration fees	77,571
Professional fees	25,262
Non-affiliated fund administration fees	24,420
Custodian fees	2,839
Shareholder reports expense	2,269
Affiliated fund administration fees	283
Trustees’ fees and expenses	226
Other expenses	6,521
Total Expenses	211,208
Less: Excess Expense Reimbursement and Waivers	(121,990)
Net Expenses	89,218
Net Investment Income/(Loss)	240,008
Net Realized Gain/(Loss) on Investments:
Investments	(339,883)
Investments in affiliates	(5)
Total Net Realized Gain/(Loss) on Investments	(339,888)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees’ deferred compensation	3,576,545
Investments in affiliates	(12)
Total Change in Unrealized Net Appreciation/Depreciation	3,576,533
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,476,653

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson U.S. Dividend Income Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Period ended September 30, 2023(1)

Operations:
Net investment income/(loss)	$240,008	$184,945
Net realized gain/(loss) on investments	(339,888)	26,081
Change in unrealized net appreciation/depreciation	3,576,533	(321,045)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,476,653	(110,019)
Dividends and Distributions to Shareholders:
Class D Shares	(64,332)	(18,198)
Class I Shares	(3,281)	(1,850)
Class N Shares	(226,217)	(159,025)
Net Decrease from Dividends and Distributions to Shareholders	(293,830)	(179,073)
Capital Share Transactions:
Class D Shares	5,098,728	2,427,194
Class I Shares	108,043	201,850
Class N Shares	(310,368)	17,093,165
Net Increase/(Decrease) from Capital Share Transactions	4,896,403	19,722,209
Net Increase/(Decrease) in Net Assets	8,079,226	19,433,117
Net Assets:
Beginning of period	19,433,117	—
End of period	$27,512,343	$19,433,117

(1) Period from December 20, 2022 (inception date) through September 30, 2023.

See Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the period ended September 30, 2023	2024	2023(1)
Net Asset Value, Beginning of Period	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.17
Net realized and unrealized gain/(loss)	1.47	(0.19)
Total from Investment Operations	1.57	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.09)
Distributions (from capital gains)	(0.03)	—
Total Dividends and Distributions	(0.13)	(0.09)
Net Asset Value, End of Period	$11.33	$9.89
Total Return*	15.92%	(0.25)%
Net Assets, End of Period (in thousands)	$8,172	$2,363
Average Net Assets for the Period (in thousands)	$4,766	$1,411
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.89%	10.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.92%
Ratio of Net Investment Income/(Loss)	1.96%	2.11%
Portfolio Turnover Rate	12%	85%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 20, 2022 (inception date) through September 30, 2023.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson U.S. Dividend Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the period ended September 30, 2023	2024	2023(1)
Net Asset Value, Beginning of Period	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.18
Net realized and unrealized gain/(loss)	1.47	(0.20)
Total from Investment Operations	1.58	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.09)
Distributions (from capital gains)	(0.03)	—
Total Dividends and Distributions	(0.14)	(0.09)
Net Asset Value, End of Period	$11.33	$9.89
Total Return*	16.00%	(0.19)%
Net Assets, End of Period (in thousands)	$345	$200
Average Net Assets for the Period (in thousands)	$258	$204
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.87%	16.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.80%
Ratio of Net Investment Income/(Loss)	2.09%	2.30%
Portfolio Turnover Rate	12%	85%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 20, 2022 (inception date) through September 30, 2023.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the period ended September 30, 2023	2024	2023(1)
Net Asset Value, Beginning of Period	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.18
Net realized and unrealized gain/(loss)	1.47	(0.20)
Total from Investment Operations	1.58	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.09)
Distributions (from capital gains)	(0.03)	—
Total Dividends and Distributions	(0.14)	(0.09)
Net Asset Value, End of Period	$11.33	$9.89
Total Return*	16.00%	(0.18)%
Net Assets, End of Period (in thousands)	$18,996	$16,870
Average Net Assets for the Period (in thousands)	$17,749	$9,065
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.83%	2.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	2.15%	2.23%
Portfolio Turnover Rate	12%	85%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 20, 2022 (inception date) through September 30, 2023.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson U.S. Dividend Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

The Fund currently offers Class D Shares. Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price

16	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of

Janus Investment Fund	17

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) quarterly. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market

18	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.60
Over $2 Billion	0.55

The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before applicable waivers.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

For a period of three years subsequent to the Fund’s commencement of operations, or until the Fund’s assets meet the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended March 31, 2024, the Adviser reimbursed the Fund $121,990 of fees and expense that are eligible for recoupment. As of March 31, 2024, the aggregate amount of recoupment that may potentially be made to the Adviser is $338,658. The recoupment of such reimbursements expires at the latest December 20, 2025.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

Janus Investment Fund	19

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.15% for Class I Shares on an annual basis based on the daily net assets of the share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees

20	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of March 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class D Shares	-%	-%
Class I Shares	67	1
Class N Shares	98	67

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$24,334,064	$ 3,486,378	$ (303,049)	$ 3,183,329

Janus Investment Fund	21

Janus Henderson U.S. Dividend Income Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2024		Period ended September 30, 2023(1)
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	505,035	$5,334,661	370,031	$ 3,792,033
Reinvested dividends and distributions	4,698	51,093	1,413	14,134
Shares repurchased	(27,384)	(287,026)	(132,586)	(1,378,973)
Net Increase/(Decrease)	482,349	$5,098,728	238,858	$ 2,427,194
Class I Shares:
Shares sold	9,969	$ 104,762	20,000	$ 200,000
Reinvested dividends and distributions	304	3,281	185	1,850
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	10,273	$ 108,043	20,185	$ 201,850
Class N Shares:
Shares sold	65,845	$ 675,475	1,785,390	$17,914,671
Reinvested dividends and distributions	21,143	226,217	15,864	159,025
Shares repurchased	(115,288)	(1,212,060)	(95,853)	(980,531)
Net Increase/(Decrease)	(28,300)	$ (310,368)	1,705,401	$17,093,165
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 7,496,818	$ 2,664,051	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

22	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

Janus Investment Fund	23

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

24	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Janus Investment Fund	25

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

26	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

Janus Investment Fund	27

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

28	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Janus Investment Fund	29

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

30	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	31

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

32	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	33

Janus Henderson U.S. Dividend Income Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

34	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	35

Janus Henderson U.S. Dividend Income Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

36	MARCH 31, 2024

Janus Henderson U.S. Dividend Income Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93097 05-24

SEMIANNUAL REPORT March 31, 2024

Janus Henderson Venture Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Venture Fund

Aaron Schaechterle co-portfolio manager	Jonathan Coleman co-portfolio manager	Scott Stutzman co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending September 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Venture Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Core & Main Inc - Class A	1.71%	1.02%	Rentokil Initial PLC (ADR)	1.78%	-0.93%
Biohaven Ltd	1.05%	0.70%	ATS Corp	1.83%	-0.83%
Williams-Sonoma Inc	0.88%	0.62%	ON Semiconductor Corp	1.56%	-0.83%
Nice Ltd (ADR)	2.07%	0.59%	WNS Holdings Ltd (ADR)	1.28%	-0.70%
Immunogen Inc	0.52%	0.38%	Paylocity Holding Corp	1.19%	-0.35%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 2000 Growth Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	1.05%	6.02%	10.92%
	Energy	0.85%	1.28%	4.75%
	Materials	0.63%	4.28%	4.14%
	Financials	0.54%	10.82%	6.34%
	Utilities	0.37%	0.00%	1.49%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 2000 Growth Index
		Contribution	Average Weight	Average Weight
	Information Technology	-2.78%	16.90%	22.16%
	Industrials	-1.23%	28.94%	20.22%
	Other**	-0.43%	1.29%	0.00%
	Communication Services	-0.28%	2.92%	2.15%
	Real Estate	-0.00%	0.61%	1.61%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Venture Fund (unaudited)

Fund At A Glance

March 31, 2024

5 Largest Equity Holdings - (% of Net Assets)
Nice Ltd (ADR)
Software	2.3%
SS&C Technologies Holdings Inc
Professional Services	1.9%
Core & Main Inc - Class A
Trading Companies & Distributors	1.9%
Descartes Systems Group Inc/The
Software	1.9%
Stride Inc
Diversified Consumer Services	1.8%
9.8%

Asset Allocation - (% of Net Assets)
Common Stocks	97.9%
Investment Companies	1.3%
Private Placements	0.8%
Investments Purchased with Cash Collateral from Securities Lending	0.2%
Warrants	0.0%
Other	(0.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2024	As of September 30, 2023

2	MARCH 31, 2024

Janus Henderson Venture Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2024						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	19.97%	14.99%	7.44%	9.11%	11.44%	1.02%	1.02%
Class A Shares at MOP	13.07%	8.38%	6.18%	8.46%	11.27%
Class C Shares at NAV	19.82%	14.33%	6.66%	8.32%	10.68%	2.00%	1.96%
Class C Shares at CDSC	18.82%	13.33%	6.66%	8.32%	10.68%
Class D Shares	20.11%	15.25%	7.68%	9.35%	11.65%	0.80%	0.80%
Class I Shares	20.14%	15.30%	7.72%	9.40%	11.67%	0.76%	0.76%
Class N Shares	20.19%	15.40%	7.81%	9.50%	11.69%	0.67%	0.67%
Class S Shares	19.89%	14.81%	7.27%	8.95%	11.30%	1.17%	1.17%
Class T Shares	20.06%	15.13%	7.56%	9.24%	11.61%	0.91%	0.91%
Russell 2000 Growth Index	21.30%	20.35%	7.38%	7.89%	8.17%
Russell 2000 Index	19.94%	19.71%	8.10%	7.58%	9.44%
Morningstar Quartile - Class T Shares	-	3rd	3rd	2nd	1st
Morningstar Ranking - based on total returns for Small Growth Funds	-	396/585	357/552	192/524	4/48

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and

Janus Investment Fund	3

Janus Henderson Venture Fund (unaudited)

Performance

potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on May 6, 2011. Performance shown for each class for periods prior to May 6, 2011, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on May 6, 2011. Performance shown for periods prior to May 6, 2011, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of the Fund's Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund's commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2024 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – April 30, 1985

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2024

Janus Henderson Venture Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period (10/1/23 - 3/31/24)†	Net Annualized Expense Ratio (10/1/23 - 3/31/24)
Class A Shares	$1,000.00	$1,199.70	$5.61	$1,000.00	$1,019.90	$5.15	1.02%
Class C Shares	$1,000.00	$1,198.20	$9.01	$1,000.00	$1,016.80	$8.27	1.64%
Class D Shares	$1,000.00	$1,201.10	$4.35	$1,000.00	$1,021.05	$3.99	0.79%
Class I Shares	$1,000.00	$1,201.40	$4.18	$1,000.00	$1,021.20	$3.84	0.76%
Class N Shares	$1,000.00	$1,201.90	$3.69	$1,000.00	$1,021.65	$3.39	0.67%
Class S Shares	$1,000.00	$1,198.90	$6.43	$1,000.00	$1,019.15	$5.91	1.17%
Class T Shares	$1,000.00	$1,200.60	$4.95	$1,000.00	$1,020.50	$4.55	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 97.9%
Auto Components – 0.1%
Quantumscape Corp*	480,423	$3,021,861
Automobiles – 0.4%
Thor Industries Inc	110,957	13,019,694
Banks – 0.9%
Bancorp Inc/The*	867,030	29,010,824
Biotechnology – 8.7%
89bio Inc*	617,450	7,187,118
Amicus Therapeutics Inc*	937,366	11,042,171
Ascendis Pharma A/S (ADR)*	155,350	23,484,260
Biohaven Ltd*	655,095	35,827,146
Bridgebio Pharma Inc*	274,255	8,479,965
Crinetics Pharmaceuticals Inc*	95,164	4,454,627
Halozyme Therapeutics Inc*	345,630	14,060,228
IDEAYA Biosciences Inc*	440,193	19,315,669
Insmed Inc*	378,721	10,274,701
Madrigal Pharmaceuticals Inc*	126,120	33,679,085
Mirum Pharmaceuticals Inc*	304,299	7,643,991
Neurocrine Biosciences Inc*	66,609	9,186,713
PTC Therapeutics Inc*	172,930	5,030,534
Revolution Medicines Inc*	437,814	14,110,745
Rocket Pharmaceuticals Inc*	218,076	5,874,967
Sarepta Therapeutics Inc*	99,544	12,886,966
Soleno Therapeutics Inc*	210,392	9,004,778
Vaxcyte Inc*	621,025	42,422,218
		273,965,882
Building Products – 4.0%
CSW Industrials Inc	195,368	45,833,333
Janus International Group Inc*	2,753,510	41,660,606
Zurn Water Solutions Corp	1,130,096	37,824,313
		125,318,252
Capital Markets – 2.2%
Assetmark Financial Holdings Inc*	669,711	23,714,467
LPL Financial Holdings Inc	176,630	46,665,646
		70,380,113
Chemicals – 3.0%
Innospec Inc	236,204	30,456,144
Perimeter Solutions SA*	2,525,348	18,738,082
Sensient Technologies Corp	647,069	44,770,704
		93,964,930
Commercial Services & Supplies – 3.7%
Brady Corp	235,390	13,953,919
CECO Environmental Corp*	590,849	13,601,344
Montrose Environmental Group Inc*	437,823	17,149,527
MSA Safety Inc	82,513	15,973,692
Rentokil Initial PLC (ADR)	1,823,861	54,989,409
		115,667,891
Diversified Consumer Services – 1.8%
Stride Inc*	915,283	57,708,593
Diversified Financial Services – 6.7%
AvidXchange Holdings Inc*	2,177,088	28,628,707
Euronet Worldwide Inc*	359,902	39,564,027
Payfare Inc*,£	3,126,955	16,068,818
Repay Holdings Corp*	2,730,048	30,030,528
Shift4 Payments Inc - Class A*	515,374	34,050,760
Walker & Dunlop Inc	179,484	18,138,653
WEX Inc*	190,604	45,274,168
		211,755,661
Diversified Telecommunication Services – 0.1%
AST SpaceMobile Inc*,#	900,895	2,612,596

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2024

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electrical Equipment – 1.0%
EnerSys	326,419	$30,833,539
Electronic Equipment, Instruments & Components – 3.0%
Napco Security Technologies Inc	782,317	31,417,851
Novanta Inc*	105,932	18,513,736
OSI Systems Inc*	310,597	44,359,464
		94,291,051
Entertainment – 1.4%
Atlanta Braves Holdings Inc - Class C*	587,372	22,942,750
Manchester United PLC*,#	456,310	6,370,088
Vivid Seats Inc - Class A*	2,707,702	16,219,135
		45,531,973
Food & Staples Retailing – 1.1%
Casey's General Stores Inc	108,080	34,418,076
Health Care Equipment & Supplies – 7.1%
Alphatec Holdings Inc*	969,612	13,370,949
Glaukos Corp*	432,479	40,778,445
Globus Medical Inc*	747,305	40,085,440
ICU Medical Inc*	229,683	24,649,580
Lantheus Holdings Inc*	411,035	25,582,818
Neogen Corp*	855,768	13,504,019
Paragon 28 Inc*	1,114,038	13,758,369
Shockwave Medical Inc*	38,456	12,522,427
STERIS PLC	138,460	31,128,577
Tandem Diabetes Care Inc*	279,814	9,908,214
		225,288,838
Health Care Providers & Services – 1.4%
HealthEquity Inc*	289,758	23,652,946
NeoGenomics Inc*	1,310,927	20,607,772
		44,260,718
Health Care Technology – 0.5%
Doximity Inc - Class A*	576,619	15,516,817
Hotels, Restaurants & Leisure – 0.9%
Monarch Casino & Resort Inc	362,661	27,195,948
Household Durables – 0.4%
Lovesac Co*	549,162	12,411,061
Insurance – 1.2%
BRP Group Inc - Class A*	486,175	14,069,905
RLI Corp	163,743	24,310,923
		38,380,828
Interactive Media & Services – 1.0%
Ziff Davis Inc*	510,352	32,172,590
Life Sciences Tools & Services – 3.5%
Bio-Techne Corp	271,844	19,135,099
CryoPort Inc*	661,526	11,709,010
Gerresheimer AG	170,155	19,162,261
ICON PLC*	117,044	39,320,932
OmniAb Inc*	2,159,960	11,706,983
OmniAb Inc - 12.5 Earnout*	104,942	383,741
OmniAb Inc - 15 Earnout*	104,942	335,006
Sotera Health Co*	747,740	8,980,357
		110,733,389
Machinery – 7.4%
Alamo Group Inc	148,654	33,942,168
ATS Corp*	1,099,985	37,018,101
EnPro Industries Inc	128,177	21,632,432
Gates Industrial Corp PLC*	1,757,322	31,122,173
ITT Inc	245,601	33,409,104
Kornit Digital Ltd*	697,341	12,635,819
Nordson Corp	58,337	16,015,840

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery– (continued)
SPX Technologies Inc*	388,573	$47,844,993
		233,620,630
Metals & Mining – 1.6%
Constellium SE*	2,296,765	50,781,474
Oil, Gas & Consumable Fuels – 1.3%
California Resources Corp	237,460	13,084,046
Magnolia Oil & Gas Corp	1,065,317	27,644,976
		40,729,022
Personal Products – 1.9%
BellRing Brands Inc*	707,917	41,788,341
Oddity Tech Ltd - Class A*	395,451	17,182,346
		58,970,687
Pharmaceuticals – 2.8%
Avadel Pharmaceuticals PLC (ADR)*	1,166,618	19,704,178
Catalent Inc*	614,269	34,675,485
Edgewise Therapeutics Inc*	60,049	1,095,294
Ligand Pharmaceuticals Inc*	286,411	20,936,644
Structure Therapeutics Inc (ADR)*	97,346	4,172,250
Verona Pharma PLC (ADR)*	492,127	7,918,323
		88,502,174
Professional Services – 9.9%
Alight Inc - Class A*	4,382,164	43,164,315
Asure Software Inc*,£	1,614,458	12,560,483
Broadridge Financial Solutions Inc	251,609	51,544,620
CACI International Inc - Class A*	50,183	19,010,826
Clarivate Analytics PLC*	3,585,852	26,642,880
CRA International Inc	170,640	25,524,331
Innodata Inc*	1,186,607	7,831,606
Paylocity Holding Corp*	212,172	36,463,880
SS&C Technologies Holdings Inc	939,411	60,469,886
WNS Holdings Ltd*	551,181	27,851,176
		311,064,003
Real Estate Management & Development – 0.5%
FirstService Corp	102,677	17,023,847
Road & Rail – 0.6%
AMERCO Series N	266,435	17,765,886
Semiconductor & Semiconductor Equipment – 3.3%
Camtek Ltd*	191,035	16,003,002
MACOM Technology Solutions Holdings Inc*	299,514	28,645,519
ON Semiconductor Corp*	574,623	42,263,522
PDF Solutions Inc*	509,511	17,155,235
		104,067,278
Software – 9.7%
Altair Engineering Inc*	300,411	25,880,408
Blackbaud Inc*	660,549	48,973,103
Consensus Cloud Solutions Inc*	504,324	7,998,579
CoreCard Corp*	127,837	1,412,599
Descartes Systems Group Inc/The*	642,062	58,735,589
Enfusion Inc - Class A*	1,497,886	13,855,446
Envestnet Inc*	341,944	19,801,977
Nice Ltd (ADR)*	277,561	72,337,948
Tyler Technologies Inc*	75,067	31,904,226
Vertex Inc - Class A*	792,311	25,163,797
		306,063,672
Specialty Retail – 2.6%
Valvoline Inc*	1,038,618	46,291,204
Williams-Sonoma Inc	107,276	34,063,348
		80,354,552

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2024

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Trading Companies & Distributors – 2.2%
Core & Main Inc - Class A*	1,043,336	$59,730,986
Xometry Inc - Class A*	610,126	10,305,028
		70,036,014
Total Common Stocks (cost $1,856,095,092)		3,086,440,364
Private Placements– 0.8%
Biotechnology – 0.1%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	4,811,555
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	8,120,879
IntelyCare Inc*,¢,§	384,276	3,788,039
		11,908,918
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	140,312	2,116,214
Loadsmart Inc - Series D*,¢,§	399,891	6,031,236
		8,147,450
Total Private Placements (cost $33,770,090)		24,867,923
Warrants– 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24*((cost $13,929)	1,392,883	1,254
Investment Companies– 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $39,974,695)	39,966,702	39,974,695
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	5,293,748	5,293,748
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$1,323,437	1,323,437
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,617,185)		6,617,185
Total Investments (total cost $1,936,470,991) – 100.2%		3,157,901,421
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(5,347,004)
Net Assets – 100%		$3,152,554,417

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,681,018,028	84.9%
Canada	128,846,355	4.1
Israel	118,159,115	3.7
United Kingdom	69,277,820	2.2
Netherlands	50,781,474	1.6
Ireland	39,320,932	1.3
India	27,851,176	0.9
Denmark	23,484,260	0.7
Germany	19,162,261	0.6

Total	$3,157,901,421	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/24
Common Stocks - 0.9%
Diversified Financial Services - 0.5%
Payfare Inc*	$-	$(206,770)	$3,863,740	$16,068,818
Professional Services - 0.4%
Asure Software Inc*	-	-	(2,893,213)	12,560,483
Software - N/A
CoreCard Corp*,š	-	(9,310,477)	6,285,215	N/A
Total Common Stocks	$-	$(9,517,247)	$7,255,742	$28,629,301
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	921,428	-	(3,335)	39,974,695
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	123,711∆	-	-	5,293,748
Total Affiliated Investments - 2.4%	$1,045,139	$(9,517,247)	$7,252,407	$73,897,744

(1) For securities that were affiliated for a portion of the period ended March 31, 2024, this column reflects amounts for the entire period ended March 31, 2024 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Common Stocks - 0.9%
Diversified Financial Services - 0.5%
Payfare Inc*	12,615,669	-	(203,821)	16,068,818
Professional Services - 0.4%
Asure Software Inc*	6,045,668	9,408,028	-	12,560,483
Software - N/A
CoreCard Corp*,š	9,547,040	-	(5,109,179)	1,412,599
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	33,361,965	250,819,671	(244,203,606)	39,974,695
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	18,276,040	100,713,003	(113,695,295)	5,293,748

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2024

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/18/24	20,855,000	$(26,524,023)	$(205,130)
British Pound	4/18/24	(1,969,000)	2,496,768	11,901
Euro	4/18/24	293,000	(315,555)	717
Euro	4/18/24	(832,000)	906,453	8,369

				(184,143)
Barclays Capital, Inc.:
British Pound	4/18/24	8,384,100	(10,663,989)	(83,301)
British Pound	4/18/24	(4,894,000)	6,290,471	114,270
Canadian Dollar	4/18/24	6,856,000	(5,061,267)	2,095
Canadian Dollar	4/18/24	(16,912,900)	12,654,526	163,839
Euro	4/18/24	395,000	(428,230)	(1,856)
Euro	4/18/24	(1,198,000)	1,310,527	17,373

				212,420
Citibank, National Association:
British Pound	4/18/24	(29,253,800)	37,253,287	335,155
Canadian Dollar	4/18/24	(51,899,900)	38,803,577	473,937
Euro	4/18/24	(671,000)	738,351	14,055

				823,147
Goldman Sachs & Co. LLC:
British Pound	4/18/24	(863,000)	1,098,858	9,757
Canadian Dollar	4/18/24	3,365,000	(2,517,243)	(32,089)
Euro	4/18/24	(1,158,000)	1,274,356	24,379

				2,047
HSBC Securities (USA), Inc.:
British Pound	4/18/24	(16,424,900)	20,898,949	170,818
Canadian Dollar	4/18/24	5,248,000	(3,881,013)	(5,206)
Canadian Dollar	4/18/24	(32,177,700)	24,040,885	276,684
Euro	4/18/24	344,000	(370,719)	604
Euro	4/18/24	970,000	(1,057,706)	(10,661)
Euro	4/18/24	(806,000)	887,460	17,442

				449,681
JPMorgan Chase Bank, National Association:
British Pound	4/18/24	(12,996,800)	16,546,463	144,574
British Pound	4/18/24	(1,144,000)	1,439,517	(4,205)
Canadian Dollar	4/18/24	(33,414,500)	24,994,539	316,924

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	4/18/24	(3,436,000)	$3,742,979	34,065

				491,358
Morgan Stanley & Co. International PLC:
British Pound	4/18/24	6,514,000	(8,272,386)	(51,755)
Canadian Dollar	4/18/24	3,412,000	(2,552,433)	(32,568)
Canadian Dollar	4/18/24	(4,166,000)	3,113,338	36,622
Euro	4/18/24	(3,455,000)	3,762,520	33,095
Euro	4/18/24	(428,000)	461,957	(38)

				(14,644)
State Street Bank and Trust Company:
British Pound	4/18/24	7,303,000	(9,172,418)	43,928
British Pound	4/18/24	1,656,000	(2,094,317)	(4,454)
British Pound	4/18/24	(29,751,000)	37,874,047	328,451
Canadian Dollar	4/18/24	9,128,000	(6,764,198)	(22,895)
Canadian Dollar	4/18/24	(26,370,500)	19,729,656	254,247
Euro	4/18/24	(2,822,000)	3,077,999	31,856

				631,133
Total				$2,410,999

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2024.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$2,865,157

Liability Derivatives:
Forward foreign currency exchange contracts	$ 454,158

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2024

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2024.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2024

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ 3,962,418

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(5,841,844)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$59,709,207
Average amounts sold - in USD	240,393,380

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2024

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$20,987	$(20,987)	$—	$—
Barclays Capital, Inc.	297,577	(85,157)	—	212,420
Citibank, National Association	823,147	—	—	823,147
Goldman Sachs & Co. LLC	34,136	(32,089)	—	2,047
HSBC Securities (USA), Inc.	465,548	(15,867)	—	449,681
JPMorgan Chase Bank, National Association	6,889,529	(4,205)	(6,393,966)	491,358
Morgan Stanley & Co. International PLC	69,717	(69,717)	—	—
State Street Bank and Trust Company	658,482	(27,349)	—	631,133

Total	$9,259,123	$(255,371)	$(6,393,966)	$2,609,786
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$205,130	$(20,987)	$—	$184,143
Barclays Capital, Inc.	85,157	(85,157)	—	—
Goldman Sachs & Co. LLC	32,089	(32,089)	—	—
HSBC Securities (USA), Inc.	15,867	(15,867)	—	—
JPMorgan Chase Bank, National Association	4,205	(4,205)	—	—
Morgan Stanley & Co. International PLC	84,361	(69,717)	—	14,644
State Street Bank and Trust Company	27,349	(27,349)	—	—

Total	$454,158	$(255,371)	$—	$198,787
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Growth Index	Russell 2000® Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
Russell 2000® Index	Russell 2000® Index reflects the performance of U.S. small-cap equities.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $24,867,923, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2024.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$8,881,908	$8,120,879	0.3%
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	4,811,555	0.1
IntelyCare Inc	3/29/22	9,412,879	3,788,039	0.1
Loadsmart Inc - Series A	1/4/22	2,665,928	2,116,214	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	6,031,236	0.2
Total		$33,770,090	$24,867,923	0.8%

The Fund has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

Janus Investment Fund	15

Janus Henderson Venture Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$110,014,642	$718,747	$-
All Other	2,975,706,975	-	-
Private Placements	-	-	24,867,923
Warrants	1,254	-	-
Investment Companies	-	39,974,695	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,617,185	-
Total Investments in Securities	$3,085,722,871	$47,310,627	$24,867,923
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,865,157	-
Total Assets	$3,085,722,871	$50,175,784	$24,867,923
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$454,158	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

16	MARCH 31, 2024

Janus Henderson Venture Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $1,850,198,925)(1)	$3,084,003,677
Affiliated investments, at value (cost $86,272,066)	73,897,744
Cash	73,462
Forward foreign currency exchange contracts	2,865,157
Trustees' deferred compensation	87,281
Receivables:
Investments sold	19,715,238
Fund shares sold	642,499
Dividends	308,392
Dividends from affiliates	77,669
Foreign tax reclaims	71,362
Other assets	49,082
Total Assets	3,181,791,563
Liabilities:
Collateral for securities loaned (Note 3)	6,617,185
Forward foreign currency exchange contracts	454,158
Payables:	—
Investments purchased	17,779,076
Fund shares repurchased	1,995,775
Advisory fees	1,683,883
Transfer agent fees and expenses	400,615
Trustees' deferred compensation fees	87,281
Professional fees	41,462
Trustees' fees and expenses	15,450
12b-1 Distribution and shareholder servicing fees	11,082
Custodian fees	7,448
Affiliated fund administration fees payable	6,579
Accrued expenses and other payables	137,152
Total Liabilities	29,237,146
Commitments and contingent liabilities (Note 4)
Net Assets	$3,152,554,417

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Venture Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,852,183,371
Total distributable earnings (loss)	1,300,371,046
Total Net Assets	$3,152,554,417
Net Assets - Class A Shares	$22,163,338
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	279,923
Net Asset Value Per Share(2)	$79.18
Maximum Offering Price Per Share(3)	$84.01
Net Assets - Class C Shares	$869,155
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,888
Net Asset Value Per Share(2)	$67.44
Net Assets - Class D Shares	$1,786,653,540
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,362,902
Net Asset Value Per Share	$83.63
Net Assets - Class I Shares	$221,749,223
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,628,664
Net Asset Value Per Share	$84.36
Net Assets - Class N Shares	$340,465,411
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,976,789
Net Asset Value Per Share	$85.61
Net Assets - Class S Shares	$27,155,577
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	351,551
Net Asset Value Per Share	$77.25
Net Assets - Class T Shares	$753,498,173
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,248,448
Net Asset Value Per Share	$81.47

(1) Includes $6,393,966 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

18	MARCH 31, 2024

Janus Henderson Venture Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Investment Income:
Dividends	$5,024,317
Dividends from affiliates	921,428
Affiliated securities lending income, net	123,711
Unaffiliated securities lending income, net	33,201
Other income	6,893
Foreign tax withheld	(9,272)
Total Investment Income	6,100,278
Expenses:
Advisory fees	9,272,824
12b-1 Distribution and shareholder servicing fees:
Class A Shares	24,040
Class C Shares	1,595
Class S Shares	33,942
Transfer agent administrative fees and expenses:
Class D Shares	926,558
Class S Shares	33,942
Class T Shares	857,818
Transfer agent networking and omnibus fees:
Class A Shares	8,048
Class C Shares	333
Class I Shares	94,554
Other transfer agent fees and expenses:
Class A Shares	547
Class C Shares	23
Class D Shares	64,890
Class I Shares	4,943
Class N Shares	6,659
Class S Shares	171
Class T Shares	2,958
Registration fees	95,765
Shareholder reports expense	73,643
Professional fees	45,262
Affiliated fund administration fees	36,222
Trustees’ fees and expenses	30,285
Custodian fees	26,551
Other expenses	111,956
Total Expenses	11,753,529
Less: Excess Expense Reimbursement and Waivers	(50,105)
Net Expenses	11,703,424
Net Investment Income/(Loss)	(5,603,146)

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Venture Fund

Statement of Operations (unaudited)

For the period ended March 31, 2024

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$103,272,046
Investments in affiliates	(9,517,247)
Forward foreign currency exchange contracts	3,962,418
Total Net Realized Gain/(Loss) on Investments	97,717,217
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	449,792,873
Investments in affiliates	7,252,407
Forward foreign currency exchange contracts	(5,841,844)
Total Change in Unrealized Net Appreciation/Depreciation	451,203,436
Net Increase/(Decrease) in Net Assets Resulting from Operations	$543,317,507

See Notes to Financial Statements.

20	MARCH 31, 2024

Janus Henderson Venture Fund

Statements of Changes in Net Assets

	Period ended March 31, 2024 (unaudited)	Year ended September 30, 2023

Operations:
Net investment income/(loss)	$(5,603,146)	$(5,604,513)
Net realized gain/(loss) on investments	97,717,217	175,173,326
Change in unrealized net appreciation/depreciation	451,203,436	113,685,315
Net Increase/(Decrease) in Net Assets Resulting from Operations	543,317,507	283,254,128
Dividends and Distributions to Shareholders:
Class A Shares	(1,011,736)	(755,705)
Class C Shares	(44,572)	(77,952)
Class D Shares	(85,227,851)	(66,559,828)
Class I Shares	(11,052,607)	(9,789,044)
Class N Shares	(17,446,754)	(14,171,285)
Class S Shares	(1,561,437)	(1,332,618)
Class T Shares	(36,995,742)	(29,907,426)
Net Decrease from Dividends and Distributions to Shareholders	(153,340,699)	(122,593,858)
Capital Share Transactions:
Class A Shares	1,964,422	1,532,934
Class C Shares	42,645	(989,513)
Class D Shares	9,854,923	(29,563,977)
Class I Shares	(16,677,385)	(23,795,907)
Class N Shares	(27,130,546)	(34,214,214)
Class S Shares	(4,368,959)	(2,633,229)
Class T Shares	(6,473,818)	(33,525,662)
Net Increase/(Decrease) from Capital Share Transactions	(42,788,718)	(123,189,568)
Net Increase/(Decrease) in Net Assets	347,188,090	37,470,702
Net Assets:
Beginning of period	2,805,366,327	2,767,895,625
End of period	$3,152,554,417	$2,805,366,327

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Venture Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$69.91	$66.65	$106.21	$82.08	$76.74	$88.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.22)	(0.29)	(0.49)	(0.67)	(0.37)	(0.24)
Net realized and unrealized gain/(loss)	13.57	6.69	(26.74)	30.42	8.89	(4.67)
Total from Investment Operations	13.35	6.40	(27.23)	29.75	8.52	(4.91)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$79.18	$69.91	$66.65	$106.21	$82.08	$76.74
Total Return*	20.01%	9.83%	(28.58)%	36.78%	11.26%	(4.08)%
Net Assets, End of Period (in thousands)	$22,163	$17,572	$15,149	$24,644	$18,447	$27,201
Average Net Assets for the Period (in thousands)	$19,329	$18,285	$20,355	$23,550	$22,978	$27,960
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	1.02%	1.01%	1.00%	1.02%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.02%	1.01%	1.00%	1.02%	1.02%
Ratio of Net Investment Income/(Loss)	(0.60)%	(0.40)%	(0.59)%	(0.66)%	(0.49)%	(0.32)%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2024

Janus Henderson Venture Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$60.20	$58.35	$95.22	$74.59	$70.48	$82.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.29)	(0.85)	(0.99)	(1.29)	(0.82)	(0.72)
Net realized and unrealized gain/(loss)	11.61	5.84	(23.55)	27.54	8.11	(4.46)
Total from Investment Operations	11.32	4.99	(24.54)	26.25	7.29	(5.18)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$67.44	$60.20	$58.35	$95.22	$74.59	$70.48
Total Return*	19.84%	8.77%	(29.11)%	35.74%	10.49%	(4.76)%
Net Assets, End of Period (in thousands)	$869	$734	$1,642	$3,747	$5,562	$8,561
Average Net Assets for the Period (in thousands)	$779	$1,220	$2,525	$4,965	$6,913	$9,783
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.83%	2.07%	1.73%	1.76%	1.71%	1.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.64%	2.01%	1.73%	1.76%	1.71%	1.73%
Ratio of Net Investment Income/(Loss)	(1.22)%	(1.35)%	(1.31)%	(1.42)%	(1.18)%	(1.03)%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Venture Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$73.54	$69.81	$110.41	$84.98	$79.17	$90.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	(0.13)	(0.32)	(0.47)	(0.22)	(0.08)
Net realized and unrealized gain/(loss)	14.31	7.00	(27.95)	31.52	9.21	(4.75)
Total from Investment Operations	14.17	6.87	(28.27)	31.05	8.99	(4.83)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$83.63	$73.54	$69.81	$110.41	$84.98	$79.17
Total Return*	20.14%	10.06%	(28.42)%	37.07%	11.52%	(3.87)%
Net Assets, End of Period (in thousands)	$1,786,654	$1,557,240	$1,500,311	$2,228,324	$1,731,098	$1,668,639
Average Net Assets for the Period (in thousands)	$1,630,465	$1,641,508	$1,877,171	$2,160,434	$1,645,324	$1,668,200
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of Net Investment Income/(Loss)	(0.37)%	(0.18)%	(0.37)%	(0.45)%	(0.28)%	(0.10)%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2024

Janus Henderson Venture Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$74.13	$70.32	$111.10	$85.45	$79.57	$91.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.11)	(0.30)	(0.44)	(0.19)	(0.04)
Net realized and unrealized gain/(loss)	14.44	7.06	(28.15)	31.71	9.25	(4.76)
Total from Investment Operations	14.31	6.95	(28.45)	31.27	9.06	(4.80)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$84.36	$74.13	$70.32	$111.10	$85.45	$79.57
Total Return*	20.17%	10.11%	(28.40)%	37.13%	11.55%	(3.82)%
Net Assets, End of Period (in thousands)	$221,749	$210,384	$220,157	$363,007	$287,582	$315,109
Average Net Assets for the Period (in thousands)	$212,483	$237,418	$294,435	$357,200	$292,611	$318,833
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.34)%	(0.14)%	(0.34)%	(0.42)%	(0.23)%	(0.05)%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Venture Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.15	$71.17	$112.20	$86.18	$80.15	$91.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.03)	(0.22)	(0.35)	(0.12)	0.02
Net realized and unrealized gain/(loss)	14.64	7.15	(28.48)	31.99	9.33	(4.77)
Total from Investment Operations	14.54	7.12	(28.70)	31.64	9.21	(4.75)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$85.61	$75.15	$71.17	$112.20	$86.18	$80.15
Total Return*	20.20%	10.23%	(28.34)%	37.25%	11.65%	(3.74)%
Net Assets, End of Period (in thousands)	$340,465	$322,200	$335,608	$565,040	$454,982	$411,523
Average Net Assets for the Period (in thousands)	$332,874	$352,422	$458,042	$572,312	$430,317	$365,491
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.66%	0.66%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.66%	0.66%	0.67%
Ratio of Net Investment Income/(Loss)	(0.25)%	(0.04)%	(0.25)%	(0.33)%	(0.15)%	0.03%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	MARCH 31, 2024

Janus Henderson Venture Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$68.35	$65.32	$104.51	$80.97	$75.85	$87.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.26)	(0.39)	(0.62)	(0.83)	(0.49)	(0.35)
Net realized and unrealized gain/(loss)	13.24	6.56	(26.24)	29.99	8.79	(4.63)
Total from Investment Operations	12.98	6.17	(26.86)	29.16	8.30	(4.98)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$77.25	$68.35	$65.32	$104.51	$80.97	$75.85
Total Return*	19.92%	9.67%	(28.70)%	36.55%	11.10%	(4.21)%
Net Assets, End of Period (in thousands)	$27,156	$28,124	$29,213	$54,537	$64,120	$73,302
Average Net Assets for the Period (in thousands)	$27,309	$31,317	$42,248	$59,918	$66,822	$74,076
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.17%	1.17%	1.16%	1.17%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.17%	1.17%	1.16%	1.17%	1.17%
Ratio of Net Investment Income/(Loss)	(0.75)%	(0.55)%	(0.75)%	(0.83)%	(0.65)%	(0.47)%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Venture Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2024 (unaudited) and the year ended September 30	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$71.78	$68.27	$108.38	$83.59	$78.01	$89.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.21)	(0.41)	(0.58)	(0.30)	(0.16)
Net realized and unrealized gain/(loss)	13.95	6.86	(27.37)	30.99	9.06	(4.70)
Total from Investment Operations	13.77	6.65	(27.78)	30.41	8.76	(4.86)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)	(6.73)
Net Asset Value, End of Period	$81.47	$71.78	$68.27	$108.38	$83.59	$78.01
Total Return*	20.07%	9.96%	(28.51)%	36.91%	11.39%	(3.96)%
Net Assets, End of Period (in thousands)	$753,498	$669,111	$665,815	$1,051,872	$815,350	$896,264
Average Net Assets for the Period (in thousands)	$689,929	$711,595	$858,977	$1,026,384	$839,860	$899,106
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.92%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	(0.48)%	(0.28)%	(0.47)%	(0.57)%	(0.38)%	(0.20)%
Portfolio Turnover Rate	9%	23%	14%	21%	25%	19%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

28	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 37 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Janus Investment Fund	29

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

30	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the

Janus Investment Fund	31

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

32	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk

Janus Investment Fund	33

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition

34	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Janus Investment Fund	35

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,393,966. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2024 is $6,617,185, resulting in the net amount due to the counterparty of $223,219.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2024” table located in the Fund’s Schedule of Investments.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the

36	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $222,870 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.11%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their

Janus Investment Fund	37

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. There were no upfront sales charges retained by the Distributor during the period ended March 31, 2024.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2024.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2024.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $318,650 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2024.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

38	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,937,576,179	$1,351,279,549	$(130,954,307)	$1,220,325,242

Information on the tax components of derivatives as of March 31, 2024 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 2,865,157	$ (454,158)	$ 2,410,999

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	39

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	41,691	$ 2,962,819	77,028	$ 5,466,572
Reinvested dividends and distributions	14,759	1,010,689	11,317	754,729
Shares repurchased	(27,888)	(2,009,086)	(64,293)	(4,688,367)
Net Increase/(Decrease)	28,562	$ 1,964,422	24,052	$ 1,532,934
Class C Shares:
Shares sold	3,454	$ 217,213	6,155	$ 384,701
Reinvested dividends and distributions	762	44,572	1,348	77,952
Shares repurchased	(3,523)	(219,140)	(23,451)	(1,452,166)
Net Increase/(Decrease)	693	$ 42,645	(15,948)	$ (989,513)
Class D Shares:
Shares sold	169,263	$ 13,031,811	330,352	$ 25,165,166
Reinvested dividends and distributions	1,094,661	79,122,132	884,233	61,922,862
Shares repurchased	(1,075,562)	(82,299,020)	(1,532,711)	(116,652,005)
Net Increase/(Decrease)	188,362	$ 9,854,923	(318,126)	$(29,563,977)
Class I Shares:
Shares sold	178,351	$ 13,780,087	514,430	$ 39,497,837
Reinvested dividends and distributions	149,235	10,879,222	138,314	9,762,171
Shares repurchased	(536,796)	(41,336,694)	(945,596)	(73,055,915)
Net Increase/(Decrease)	(209,210)	$(16,677,385)	(292,852)	$(23,795,907)
Class N Shares:
Shares sold	388,360	$ 30,112,806	862,123	$ 66,958,880
Reinvested dividends and distributions	234,645	17,354,335	197,315	14,106,023
Shares repurchased	(933,835)	(74,597,687)	(1,487,090)	(115,279,117)
Net Increase/(Decrease)	(310,830)	$(27,130,546)	(427,652)	$(34,214,214)
Class S Shares:
Shares sold	29,575	$ 2,063,168	143,131	$ 10,159,490
Reinvested dividends and distributions	23,361	1,561,437	20,414	1,332,618
Shares repurchased	(112,849)	(7,993,564)	(199,272)	(14,125,337)
Net Increase/(Decrease)	(59,913)	$ (4,368,959)	(35,727)	$ (2,633,229)
Class T Shares:
Shares sold	489,481	$ 36,540,111	653,783	$ 48,901,383
Reinvested dividends and distributions	515,771	36,330,882	427,410	29,239,103
Shares repurchased	(1,078,258)	(79,344,811)	(1,511,907)	(111,666,148)
Net Increase/(Decrease)	(73,006)	$ (6,473,818)	(430,714)	$(33,525,662)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$251,346,764	$462,660,250	$ -	$ -

40	MARCH 31, 2024

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	41

Janus Henderson Venture Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

42	MARCH 31, 2024

Janus Henderson Venture Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

Janus Investment Fund	43

Janus Henderson Venture Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

52	MARCH 31, 2024

Janus Henderson Venture Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 12, 2024, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented in the Program Administrator Report indicated that the LRMP operated adequately during the Reporting Period. These findings included that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the Program Administrator Report’s findings was the determination that the Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	53

Janus Henderson Venture Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

54	MARCH 31, 2024

Janus Henderson Venture Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	55

Janus Henderson Venture Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

56	MARCH 31, 2024

Janus Henderson Venture Fund

Notes

NotesPage1

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93056 05-24

(b) Not applicable.

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable

(b) Not applicable.

Item 13 - Exhibits

(a) (1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of
Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Michelle Rosenberg

Michelle Rosenberg, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michelle Rosenberg

Michelle Rosenberg, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2024

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2024